UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10263

  GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

                Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

                                         Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report

June 30, 2012 (Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX

GuideStone® Funds

Well Done...good and faithful servant. MATTHEW 25:21

GuideStone Funds

Privacy Notice

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed below: individual retirement accounts (“IRAs”) and/or personal mutual fund accounts.

The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third-party service providers);

•	Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such nonpublic personal financial information about you to one or more of our affiliates as permitted by law. An affiliate of an organization means any entity that controls, is controlled by or is under common control with that organization. GuideStone Funds, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), GuideStone Capital Management (“GSCM”), GuideStone Trust Services (“GSTS”), GuideStone Financial Services (“GFS”) and GuideStone Advisors (“GA”) are affiliates of one another. GuideStone Funds, GuideStone Financial Resources, GSCM, GSTS, GFS, GA and Foreside Funds Distributors LLC do not sell your personal information to nonaffiliated third parties.

We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide products and services to you. We also maintain physical, electronic and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer relations specialist at

1-888-98-GUIDE (1-888-984-8433).

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed. Fund shares are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present you with the 2012 GuideStone Funds Semi-Annual Report. This report reflects our unwavering commitment to integrity in financial reporting so that you may stay fully informed of your investments. We hope that you will find this information valuable when making investment decisions.

In March 2012, GuideStone Funds became the first Christian-based, socially screened fund family to win the Lipper Award for Best Overall Small Fund Group in the U.S. This prestigious accolade recognizes fund families with assets under management of up to $40 billion based on consistent risk-adjusted returns. Ranking No. 1 out of 182 eligible fund companies, GuideStone Funds achieved its leading level of excellence through its sophisticated, proprietary manager-of-managers investment platform. This approach leverages the talent of GuideStone Capital Management along with the investment advisory experience of more than 30 world-class firms.

During the year, we have worked diligently to enhance the products and services delivered to our shareholders. Several examples of our ongoing commitment are noted below:

Investment performance proven. Morningstar® rated overall 18 of 20 GuideStone Funds (GS4 Class) as three-star or better as of June 30, 2012. For funds that have 10 years of performance, 12 of 12 funds were 3-star or better. Lipper ranked 13 of 21 GuideStone Funds (GS4 Class) above median for the one-year period as of June 30, 2012. For the ten-year period, Lipper ranked 10 of 14 funds above median. Additional information on fund performance and Lipper rankings and Morningstar® ratings can be found on our website at www.GuideStoneFunds.org.

Personal investing simplified. Investors may now open a GuideStone Funds personal investment account or traditional IRA online. Paperless, online applications for Roth IRAs will become available during the second half of 2012. Additionally, enrollment specialists are also available by phone to assist with moving your IRA from another financial institution to a GuideStone RightChoice IRATM.

We invite you to learn more about the continued success of GuideStone Funds and the various investment options available by visiting our website at www.GuideStoneFunds.org or contacting us at 1-888-98-GUIDE (1-888-984-8433). Thank you for choosing to invest in GuideStone Funds.

Sincerely,

John R. Jones, CFA

President

GuideStone Funds shares are distributed by Foreside Funds Distributors LLC, not an advisor affiliate.

Morningstar, Inc. is a leading provider of independent investment research in the United States and in major international markets. Morningstar is a trusted source for insightful information on stocks, mutual funds, variable annuities, closed-end funds, exchange-traded funds, separate accounts, hedge funds and 529 college savings plans. With operations in 16 countries, Morningstar currently provides data on more than 125,000 investment offerings worldwide.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

Lipper Inc., a Reuters Company, is a nationally-recognized organization that compares the performance of mutual funds having similar investment objectives. The comparison is made across registered mutual funds, ranking the funds with similar objectives according to total returns. These investment returns are calculated after operating expenses have been deducted from each fund, but the rankings do not take sales charges into account. Lipper rankings are subject to change monthly, and past rankings are no guarantee of future results.

Lipper ranked 14 out of 20 GuideStone Funds (GS4 class) above median for the five-year period as of June 30, 2012.

About the Best Overall Small Company Lipper Award: GuideStone Funds ranked No. 1 out of 182 eligible companies in the small company category. All rankings are as of November 30, 2011. To be considered for the Small Company Lipper award, companies must have at least three distinct portfolios in each of the following asset classes- equity, bond, or mixed-asset as well as at least 36 months of performance history as of the end of the calendar year of the respective evaluation year. The overall group award is given to the group with the lowest average decile ranking for Lipper’s Consistent Return measure of its respective asset class results over the three-year period. In cases of identical results the lower average percentile rank will determine the winner. Lipper, a wholly owned subsidiary of Reuters, is a leading global provider of mutual fund information and analysis to fund companies, financial intermediaries, and media organizations. ©2011 Lipper a subsidiary of Thomson Reuters.

FROM THE CHIEF INVESTMENT OFFICER

Rodric E. Cummins, CFA

Investors thus far in 2012 have experienced the truism that market volatility can take on an erratic persona, presenting itself at times as a hero in the light of optimism and a villain in times of despair. While holders of risky assets, such as stocks, enjoyed a very profitable six months ending June 30, the path to that success has followed the uncertain and often changing winds of global economic growth and political influences.

Barely into 2012, equity markets set a quick pace that resulted in the strongest first quarter in the U.S. since the technology bubble in the late 1990’s. However, the second quarter proved to be a challenging period as stocks were unable to sustain the strong momentum from the first quarter. Slowing global economic growth, disappointing levels of U.S. job creation and fading U.S. consumer confidence dampened the optimism that fueled the fast start in 2012. These economic headwinds, when coupled with the large scale uncertainties surrounding the escalating Eurozone debt crisis, eroded some of the positive investment returns earned in the first quarter.

The S&P 500® Index ended the first half of the year with a return of 9.49% as strong company fundamentals set a solid foundation for stock market advancement. International stock markets lagged the U.S. due primarily to uncertainties in Europe, as the MSCI ACWI ex-U.S. Index returned 2.77% for the period. With vacillating levels of uncertainty engulfing global capital markets, investors with risk balanced portfolios found refuge in bonds as interest rates fell to near historically low yield levels. The bond market, as measured by the Barclays U.S. Aggregate Bond Index, posted a return of 2.37% during the period.

Asset Class Performance Comparison

The following graph illustrates the performance of the major assets classes during 2012.

(1)	The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.
(2)

The Russell 2000® Index is a small-cap index consisting of the smallest 2,000 companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® Index total market capitalization.

(3)

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the United States.

(4)

The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

About Your Expenses

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and to the extent applicable, shareholder services fees, as well as other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Actual
Fund	Class	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$1,046.88	0.20%	$1.01
MyDestination 2015	GS4	1,000.00	1,057.63	0.15	0.79
MyDestination 2025	GS4	1,000.00	1,066.97	0.15	0.79
MyDestination 2035	GS4	1,000.00	1,071.78	0.20	1.03
MyDestination 2045	GS4	1,000.00	1,074.12	0.20	1.03
MyDestination 2055	GS4	1,000.00	1,053.00	0.20	1.02
Conservative Allocation	GS4	1,000.00	1,035.90	0.12	0.60
Balanced Allocation	GS4	1,000.00	1,055.23	0.12	0.61
Growth Allocation	GS4	1,000.00	1,063.79	0.12	0.61
Aggressive Allocation	GS4	1,000.00	1,069.78	0.12	0.61
Conservative Allocation I	GS2	1,000.00	1,035.30	0.15	0.77
Balanced Allocation I	GS2	1,000.00	1,055.62	0.14	0.71
Growth Allocation I	GS2	1,000.00	1,064.86	0.15	0.78
Aggressive Allocation I	GS2	1,000.00	1,069.81	0.15	0.79
Money Market	GS2	1,000.00	1,000.52	0.18	0.91
	GS4	1,000.00	1,000.06	0.28	1.37
Low-Duration Bond	GS2	1,000.00	1,023.02	0.36	1.80
	GS4	1,000.00	1,022.36	0.57	2.85
Medium-Duration Bond	GS2	1,000.00	1,043.93	0.48	2.42
	GS4	1,000.00	1,042.52	0.63	3.18

About Your Expenses (Continued)

Actual
Fund	Class	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Extended-Duration Bond	GS2	$1,000.00	$1,076.80	0.53%	$2.73
	GS4	1,000.00	1,076.05	0.75	3.87
Inflation Protected Bond	GS4	1,000.00	1,034.73	0.65	3.31
Global Bond	GS4	1,000.00	1,053.29	0.85	4.33
Defensive Market Strategies (3)	GS2	1,000.00	1,051.95	1.04	5.32
	GS4	1,000.00	1,049.85	1.30	6.64
Equity Index	GS2	1,000.00	1,092.86	0.23	1.19
	GS4	1,000.00	1,092.20	0.38	1.97
Real Estate Securities	GS4	1,000.00	1,142.15	1.06	5.67
Value Equity	GS2	1,000.00	1,083.88	0.67	3.47
	GS4	1,000.00	1,083.04	0.91	4.73
Growth Equity	GS2	1,000.00	1,113.95	0.87	4.58
	GS4	1,000.00	1,113.26	1.05	5.52
Small Cap Equity	GS2	1,000.00	1,069.07	0.98	5.06
	GS4	1,000.00	1,068.39	1.18	6.05
International Equity (3)	GS2	1,000.00	1,024.22	1.17	5.88
	GS4	1,000.00	1,022.94	1.41	7.08

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$1,023.87	0.20%	$1.00
MyDestination 2015	GS4	1,000.00	1,024.10	0.15	0.78
MyDestination 2025	GS4	1,000.00	1,024.10	0.15	0.77
MyDestination 2035	GS4	1,000.00	1,023.87	0.20	1.01
MyDestination 2045	GS4	1,000.00	1,023.87	0.20	1.00
MyDestination 2055	GS4	1,000.00	1,023.87	0.20	1.01
Conservative Allocation	GS4	1,000.00	1,024.27	0.12	0.60
Balanced Allocation	GS4	1,000.00	1,024.27	0.12	0.60
Growth Allocation	GS4	1,000.00	1,024.27	0.12	0.60
Aggressive Allocation	GS4	1,000.00	1,024.27	0.12	0.60
Conservative Allocation I	GS2	1,000.00	1,024.11	0.15	0.76
Balanced Allocation I	GS2	1,000.00	1,024.17	0.14	0.70
Growth Allocation I	GS2	1,000.00	1,024.11	0.15	0.76
Aggressive Allocation I	GS2	1,000.00	1,024.10	0.15	0.78
Money Market	GS2	1,000.00	1,023.96	0.18	0.92
	GS4	1,000.00	1,023.50	0.28	1.38
Low-Duration Bond	GS2	1,000.00	1,023.08	0.36	1.80
	GS4	1,000.00	1,022.04	0.57	2.85
Medium-Duration Bond	GS2	1,000.00	1,022.49	0.48	2.40
	GS4	1,000.00	1,021.75	0.63	3.15
Extended-Duration Bond	GS2	1,000.00	1,022.24	0.53	2.65
	GS4	1,000.00	1,021.13	0.75	3.77
Inflation Protected Fund	GS4	1,000.00	1,021.61	0.65	3.29

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Global Bond	GS4	$1,000.00	$1,020.65	0.85%	$4.26
Defensive Market Strategies (3)	GS2	1,000.00	1,019.68	1.04	5.23
	GS4	1,000.00	1,018.38	1.30	6.54
Equity Index	GS2	1,000.00	1,023.72	0.23	1.15
	GS4	1,000.00	1,022.98	0.38	1.90
Real Estate Securities Fund	GS4	1,000.00	1,019.57	1.06	5.34
Value Equity	GS2	1,000.00	1,021.54	0.67	3.36
	GS4	1,000.00	1,020.32	0.91	4.59
Growth Equity	GS2	1,000.00	1,020.53	0.87	4.38
	GS4	1,000.00	1,019.64	1.05	5.28
Small Cap Equity	GS2	1,000.00	1,019.98	0.98	4.94
	GS4	1,000.00	1,019.01	1.18	5.91
International Equity (3)	GS2	1,000.00	1,019.06	1.17	5.86
	GS4	1,000.00	1,017.86	1.41	7.06

(1)

Expenses include the effect of contractual waivers by GuideStone Capital Management. The Date Target Funds’ and Asset Allocation Funds’ proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.

(2)

Expenses are equal to the Fund’s annualized expense ratios for the period January 1, 2012 through June 30, 2012, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(3)	The expense ratios for the Defensive Market Strategies Fund and the International Equity Fund include the impact of dividend expense on securities sold short.

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Municipal Bond Assurance Corporation
BDR	—	Brazilian Depository Receipt
CONV	—	Convertible
ETF	—	Exchange Traded Fund
ETN	—	Exchange Traded Note
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PIK	—	Payment-in-Kind Bonds
PIPE	—	Private Investment in Public Equity
PLC	—	Public Limited Company
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
SDR	—	Special Drawing Right
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TECP	—	Tax Exempt Commercial Paper

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$158,171,302	20.06%
Medium-Duration Bond	104,720,116	11.25
Extended-Duration Bond	31,979,973	7.27
Global Bond	23,227,407	12.42
Defensive Market Strategies	12,683,291	3.53
Small Cap Equity	3,055,865	0.70
International Equity	1,123,695	0.09

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields
as of June 30, 2012.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
+	—	Security is valued at fair value. As of June 30, 2012, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$1,944,939	0.25%
Medium-Duration Bond	1,933,196	0.21
Global Bond	157,957	0.08
Equity Index	—	—
Small Cap Equity	561,326	0.13
International Equity	132,688	0.01

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(P)	—	Par is denominated in Peruvian Nuevos Soles (PEN).
(R)	—	Par is denominated in Malaysian Ringgits (MYR).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

ADV	—	Counterparty to contract is Advantage Investments.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CITIG	—	Counterparty to contract is Citigroup Global Markets, Inc.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counter party to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counter party to contract is JPMorgan Chase Bank.
KS	—	Counterparty to contract is Knight Securities.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SG	—	Counterparty to contract is Societe Generale.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

MYDESTINATION 2005 FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	1,427,361	$1,427,361
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,488,563	19,887,205
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	845,018	12,252,756
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	937,593	10,585,429
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	919,513	9,756,033
GuideStone Real Estate Securities Fund (GS4 Class)¥	160,489	1,673,899
GuideStone Value Equity Fund (GS4 Class)¥	332,905	4,986,919
GuideStone Growth Equity Fund (GS4 Class)¥	238,908	4,954,946
GuideStone Small Cap Equity Fund (GS4 Class)¥	78,969	1,233,501
GuideStone International Equity Fund (GS4 Class)¥	526,642	6,103,776

Total Mutual Funds (Cost $67,751,148)		72,861,825

TOTAL INVESTMENTS — 99.9% (Cost $67,751,148)		72,861,825
Other Assets in Excess of Liabilities — 0.1%		70,878

NET ASSETS — 100.0%		$72,932,703

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	58.5
Domestic Equity Funds	31.0
International Equity Fund	8.4
Money Market Fund	2.0
Futures Contracts	1.9

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$72,861,825	$72,861,825	$—	$—

Total Assets — Investments in Securities	$72,861,825	$72,861,825	$—	$—

Other Financial Instruments***
Futures Contracts	$15,550	$15,550	$—	$—

Total Assets — Other Financial Instruments	$15,550	$15,550	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2015 FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	4,679,270	$4,679,270
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,990,797	26,597,050
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	2,663,959	38,627,410
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	667,259	12,037,354
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,397,567	38,358,536
GuideStone Global Bond Fund (GS4 Class)¥	1,300,152	12,936,511
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	5,901,800	62,618,098
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,673,286	17,452,374
GuideStone Value Equity Fund (GS4 Class)¥	2,049,435	30,700,540
GuideStone Growth Equity Fund (GS4 Class)¥	1,444,771	29,964,559
GuideStone Small Cap Equity Fund (GS4 Class)¥	508,002	7,934,986
GuideStone International Equity Fund (GS4 Class)¥	3,252,524	37,696,747

Total Mutual Funds (Cost $289,230,483)		319,603,435

TOTAL INVESTMENTS — 100.0% (Cost $289,230,483)		319,603,435
Liabilities in Excess of Other Assets — 0.0%		(64,976)

NET ASSETS — 100.0%		$319,538,459

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	46.5
Bond Funds	40.2
International Equity Fund	11.8
Money Market Fund	1.5
Futures Contracts	1.4

101.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$319,603,435	$319,603,435	$—	$—

Total Assets — Investments in Securities	$319,603,435	$319,603,435	$—	$—

Other Financial Instruments***
Futures Contracts	$108,114	$108,114	$—	$—

Total Assets — Other Financial Instruments	$108,114	$108,114	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2025 FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	5,237,362	$5,237,362
GuideStone Low-Duration Bond Fund (GS4 Class)¥	455,692	6,088,051
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,876,516	27,209,485
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,167,612	21,063,723
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	672,199	7,589,122
GuideStone Global Bond Fund (GS4 Class)¥	2,116,893	21,063,085
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	4,987,049	52,912,587
GuideStone Real Estate Securities Fund (GS4 Class)¥	2,023,167	21,101,634
GuideStone Value Equity Fund (GS4 Class)¥	3,070,418	45,994,866
GuideStone Growth Equity Fund (GS4 Class)¥	2,170,121	45,008,305
GuideStone Small Cap Equity Fund (GS4 Class)¥	907,843	14,180,511
GuideStone International Equity Fund (GS4 Class)¥	4,886,690	56,636,740

Total Mutual Funds (Cost $298,899,727)		324,085,471

TOTAL INVESTMENTS — 99.9% (Cost $298,899,727)		324,085,471
Other Assets in Excess of Liabilities — 0.1%		479,077

NET ASSETS — 100.0%		$324,564,548

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	55.2
Bond Funds	25.6
International Equity Fund	17.5
Futures Contracts	1.7
Money Market Fund	1.6

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$324,085,471	$324,085,471	$—	$—

Total Assets — Investments in Securities	$324,085,471	$324,085,471	$—	$—

Other Financial Instruments***
Futures Contracts	$123,273	$123,273	$—	$—

Total Assets — Other Financial Instruments	$123,273	$123,273	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2035 FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	3,517,075	$3,517,075
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	267,398	3,877,272
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	212,076	3,825,851
GuideStone Global Bond Fund (GS4 Class)¥	1,042,564	10,373,509
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,066,004	11,118,425
GuideStone Value Equity Fund (GS4 Class)¥	2,342,061	35,084,079
GuideStone Growth Equity Fund (GS4 Class)¥	1,669,118	34,617,500
GuideStone Small Cap Equity Fund (GS4 Class)¥	801,581	12,520,691
GuideStone International Equity Fund (GS4 Class)¥	3,852,108	44,645,928

Total Mutual Funds (Cost $149,796,459)		159,580,330

TOTAL INVESTMENTS — 99.8% (Cost $149,796,459)		159,580,330
Other Assets in Excess of Liabilities — 0.2%		298,738

NET ASSETS — 100.0%		$159,879,068

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	58.4
International Equity Fund	27.9
Bond Funds	11.3
Futures Contracts	2.3
Money Market	2.2

102.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$159,580,330	$159,580,330	$—	$—

Total Assets — Investments in Securities	$159,580,330	$159,580,330	$—	$—

Other Financial Instruments***
Futures Contracts	$104,653	$104,653	$—	$—

Total Assets — Other Financial Instruments	$104,653	$104,653	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2045 FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS4 Class)¥	2,104,251	$2,104,251
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	59,693	1,076,860
GuideStone Global Bond Fund (GS4 Class)¥	528,537	5,258,938
GuideStone Real Estate Securities Fund (GS4 Class)¥	935,307	9,755,257
GuideStone Value Equity Fund (GS4 Class)¥	1,650,246	24,720,686
GuideStone Growth Equity Fund (GS4 Class)¥	1,176,863	24,408,133
GuideStone Small Cap Equity Fund (GS4 Class)¥	601,500	9,395,437
GuideStone International Equity Fund (GS4 Class)¥	2,749,373	31,865,231

Total Mutual Funds (Cost $96,496,256)		108,584,793

TOTAL INVESTMENTS — 99.7% (Cost $96,496,256)		108,584,793
Other Assets in Excess of Liabilities — 0.3%		309,754

NET ASSETS — 100.0%		$108,894,547

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	62.7
International Equity Fund	29.3
Bond Funds	5.8
Futures Contracts	1.9
Money Market Fund	1.9

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$108,584,793	$108,584,793	$—	$—

Total Assets — Investments in Securities	$108,584,793	$108,584,793	$—	$—

Other Financial Instruments***
Futures Contracts	$61,614	$61,614	$—	$—

Total Assets — Other Financial Instruments	$61,614	$61,614	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2055 FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	118,951	$118,951
GuideStone Global Bond Fund (GS4 Class)¥	22,280	221,690
GuideStone Real Estate Securities Fund (GS4 Class)¥	43,351	452,149
GuideStone Value Equity Fund (GS4 Class)¥	69,026	1,034,006
GuideStone Growth Equity Fund (GS4 Class)¥	49,027	1,016,824
GuideStone Small Cap Equity Fund (GS4 Class)¥	25,228	394,059
GuideStone International Equity Fund (GS4 Class)¥	114,729	1,329,704

Total Mutual Funds (Cost $4,432,446)		4,567,383

TOTAL INVESTMENTS — 100.0% (Cost $4,432,446)		4,567,383
Liabilities in Excess of Other Assets — 0.0%		(1,634)

NET ASSETS — 100.0%		$4,565,749

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	63.4
International Equity Fund	29.1
Bond Fund	4.9
Money Market Fund	2.6

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$4,567,383	$4,567,383	$—	$—

Total Assets — Investments in Securities	$4,567,383	$4,567,383	$—	$—

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2012 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund
Assets
Investments in securities of affiliated issuers, at value(1)	$72,861,825	$319,603,435	$324,085,471	$159,580,330	$108,584,793	$4,567,383
Cash collateral for derivatives	77,200	205,000	275,300	168,900	169,500	—
Receivables:
Dividends	11	39	36	25	17	1
Fund shares sold	4,627	9,714	148,579	84,310	108,493	7,038
Variation margin on financial futures contracts	14,033	73,276	113,839	92,885	57,268	—
Receivable from advisor	—	—	—	—	—	8,119
Prepaid expenses and other assets	10,095	11,963	10,573	10,520	9,846	9,967

Total Assets	72,967,791	319,903,427	324,633,798	159,936,970	108,929,917	4,592,508

Liabilities
Payables:
Fund shares redeemed	5,244	304,306	8,544	14,138	—	—
Accrued expenses:
Investment advisory fees	833	26,018	26,184	13,144	5,699	—
Other expenses	29,011	34,644	34,522	30,620	29,671	26,759

Total Liabilities	35,088	364,968	69,250	57,902	35,370	26,759

Net Assets	$72,932,703	$319,538,459	$324,564,548	$159,879,068	$108,894,547	$4,565,749

Net Assets Consist of:
Paid-in capital	$74,356,897	$310,711,591	$308,661,282	$151,703,825	$99,408,452	$4,414,948
Undistributed net investment income	569,529	3,568,922	2,677,058	703,614	406,799	15,753
Undistributed (accumulated) net realized gain (loss) on investments and futures transactions	(7,119,950)	(25,223,120)	(12,082,809)	(2,416,896)	(3,070,855)	111
Net unrealized appreciation on investments and futures	5,126,227	30,481,066	25,309,017	9,888,525	12,150,151	134,937

Net Assets	$72,932,703	$319,538,459	$324,564,548	$159,879,068	$108,894,547	$4,565,749

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$72,932,703	$319,538,459	$324,564,548	$159,879,068	$108,894,547	$4,565,749

GS4 shares outstanding	7,260,097	32,229,178	34,512,404	18,140,784	12,741,569	433,491

Net asset value, offering and redemption price per GS4 share	$10.05	$9.91	$9.40	$8.81	$8.55	$10.53

	$67,751,148	$289,230,483	$298,899,727	$149,796,459	$96,496,256	$4,432,446

(1)	Investments in securities of affiliated issuers, at cost

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2012 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund(1)
Investment Income
Income dividends received from affiliated funds	$536,057	$2,419,829	$2,304,167	$853,299	$508,682	$19,520
Interest	—	—	2	—	5	—

Total Investment Income	536,057	2,419,829	2,304,169	853,299	508,687	19,520

Expenses
Investment advisory fees	35,042	152,890	156,288	76,566	52,360	1,883
Transfer agent fees:
GS4 Shares	10,735	12,214	12,212	11,416	11,266	8,826
Custodian fees	8,920	10,713	10,412	8,098	7,643	7,180
Accounting and administration fees	5,317	11,391	11,597	7,408	6,144	2,812
Professional fees	22,876	22,922	22,926	22,900	22,891	23,716
Blue sky fees:
GS4 Shares	6,833	7,262	6,663	6,424	6,248	9,357
Shareholder reporting fees:
GS4 Shares	3,013	6,342	6,509	4,603	4,257	1,147
Trustee expenses	685	1,693	1,721	1,025	822	407
Line of credit facility fees	385	1,661	1,696	815	558	33
Other expenses	4,449	4,449	4,449	4,449	4,449	3,112

Total Expenses	98,255	231,537	234,473	143,704	116,638	58,473
Expenses waived/reimbursed net of amount recaptured(2)	(29,951)	—	—	5,981	(14,750)	(54,706)

Net Expenses	68,304	231,537	234,473	149,685	101,888	3,767

Net investment income	467,753	2,188,292	2,069,696	703,614	406,799	15,753

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	179,080	693,022	327,809	15,537	2,492	—
Net realized gain on investment securities of affiliated issuers	885,931	733,120	681,588	488,547	174,810	111
Net realized gain on futures transactions	24,122	186,394	148,071	161,520	85,590	—

Net realized gain	1,089,133	1,612,536	1,157,468	665,604	262,892	111

Change in unrealized appreciation on investment securities of affiliated issuers	1,454,939	12,326,884	15,282,645	7,906,258	5,874,114	134,937
Change in unrealized appreciation on futures	10,523	80,547	78,762	78,450	48,893	—

Net change in unrealized appreciation	1,465,462	12,407,431	15,361,407	7,984,708	5,923,007	134,937

Net Realized and Unrealized Gain	2,554,595	14,019,967	16,518,875	8,650,312	6,185,899	135,048

Net Increase in Net Assets Resulting from Operations	$3,022,348	$16,208,259	$18,588,571	$9,353,926	$6,592,698	$150,801

(1)	The MyDestination 2055 Fund commenced operations as a registered investment company on January 1, 2012.
(2)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2005 Fund
	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
	(Unaudited)
Operations:
Net investment income	$467,753	$851,849
Net realized gain (loss) on investment securities and futures transactions	1,089,133	2,517,678
Net change in unrealized appreciation (depreciation) on investment securities and futures	1,465,462	(2,025,552)

Net increase (decrease) in net assets resulting from operations	3,022,348	1,343,975

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)	—	(1,118,885)
Distributions from net realized capital gains	—	—

Total dividends and distributions	—	(1,118,885)

Capital Share Transactions:
Proceeds from GS4 shares sold	11,021,488	25,225,989
Reinvestment of dividends and distributions into GS4 shares	—	1,118,483
Value of GS4 shares redeemed	(5,718,990)	(16,644,614)

Net increase from capital share transactions(2)	5,302,498	9,699,858

Total increase in net assets	8,324,846	9,924,948

Net Assets:
Beginning of Period	64,607,857	54,682,909

End of Period*	$72,932,703	$64,607,857

* Including undistributed net investment income	$569,529	$101,776

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 7 in Notes to Financial Statements.
(3)	The MyDestination 2055 Fund commenced operations as a registered investment company on January 1, 2012.

See Notes to Financial Statements.

MyDestination 2015 Fund		MyDestination 2025 Fund		MyDestination 2035 Fund		MyDestination 2045 Fund		MyDestination 2055 Fund(3)
For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$2,188,292	$3,859,060	$2,069,696	$3,723,266	$703,614	$1,400,976	$406,799	$725,744	$15,753
1,612,536	(6,612,694)	1,157,468	(5,289,907)	665,604	190,251	262,892	26,074	111
12,407,431	7,143,228	15,361,407	877,964	7,984,708	(5,719,088)	5,923,007	(4,125,970)	134,937

16,208,259	4,389,594	18,588,571	(688,677)	9,353,926	(4,127,861)	6,592,698	(3,374,152)	150,801

—	(4,639,060)	—	(4,085,427)	—	(1,436,957)	—	(728,739)	—
—	—	—	—	—	(762,677)	—	(1,952,225)	—

—	(4,639,060)	—	(4,085,427)	—	(2,199,634)	—	(2,680,964)	—

38,726,854	54,743,331	37,734,275	59,628,488	21,182,322	33,005,073	14,283,125	27,357,501	4,489,025
8	4,639,060	—	4,085,427	—	2,199,634	—	2,680,965	—
(9,492,755)	(30,708,423)	(9,997,653)	(17,202,341)	(2,103,222)	(7,637,385)	(1,935,182)	(9,832,010)	(74,077)

29,234,107	28,673,968	27,736,622	46,511,574	19,079,100	27,567,322	12,347,943	20,206,456	4,414,948

45,442,366	28,424,502	46,325,193	41,737,470	28,433,026	21,239,827	18,940,641	14,151,340	4,565,749

274,096,093	245,671,591	278,239,355	236,501,885	131,446,042	110,206,215	89,953,906	75,802,566	—

$319,538,459	$274,096,093	$324,564,548	$278,239,355	$159,879,068	$131,446,042	$108,894,547	$89,953,906	$4,565,749

$3,568,922	$1,380,630	$2,677,058	$607,362	$703,614	$—	$406,799	$—	$15,753

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)	Expenses, Gross (3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
MyDestination 2005 Fund
GS4 Class
2012(6)	$9.60	$0.07	#	$0.03	$0.35	$—	$—	$10.05	4.69%	$72,933	0.20%	0.29%	1.36%	5%
2011	9.53	0.14	#	0.05	0.05	(0.17)	—	9.60	2.52	64,608	0.20	0.35	1.43	31
2010	8.84	0.14	#	0.09	0.70	(0.24)	—	9.53	10.56	54,683	0.20	0.26	1.50	19
2009	7.44	0.18	#	0.04	1.40	(0.22)	—	8.84	21.84	66,830	0.20	0.26	2.31	57
2008	10.35	0.30	#	0.08	(2.75)	(0.31)	(0.23)	7.44	(22.78)	50,678	0.20	0.29	3.25	40
2007	10.00	0.33	#	0.62	(0.31)	(0.28)	(0.01)	10.35	6.42	57,667	0.20	0.43	3.16	21
MyDestination 2015 Fund
GS4 Class
2012(6)	$9.37	$0.07	#	$0.02	$0.45	$—	$—	$9.91	5.76%	$319,538	0.15%	0.15%	1.46%	2%
2011	9.36	0.14	#	0.05	(0.02)	(0.16)	—	9.37	1.84	274,096	0.17	0.17	1.46	33
2010	8.42	0.14	#	0.06	0.94	(0.20)	—	9.36	13.54	245,672	0.16	0.16	1.65	28
2009	6.83	0.17	#	0.02	1.58	(0.18)	—	8.42	26.27	219,264	0.16	0.16	2.25	25
2008	10.33	0.26	#	0.09	(3.39)	(0.19)	(0.27)	6.83	(29.31)	146,140	0.20	0.18	2.87	22
2007	10.00	0.29	#	0.83	(0.50)	(0.28)	(0.01)	10.33	6.12	169,953	0.20	0.24	2.74	7
MyDestination 2025 Fund
GS4 Class
2012(6)	$8.81	$0.06	#	$0.01	$0.52	$—	$—	$9.40	6.70%	$324,565	0.15%	0.15%	1.35%	1%
2011	8.94	0.13	#	0.03	(0.16)	(0.13)	—	8.81	0.03	278,239	0.17	0.17	1.42	24
2010	7.88	0.14	#	0.03	1.04	(0.15)	—	8.94	15.32	236,502	0.20	0.17	1.72	15
2009	6.18	0.14	#	0.01	1.69	(0.14)	—	7.88	30.12	169,563	0.20	0.19	2.11	13
2008	10.24	0.21	#	0.09	(3.89)	(0.15)	(0.32)	6.18	(35.00)	96,826	0.20	0.21	2.47	10
2007	10.00	0.25	#	1.13	(0.85)	(0.28)	(0.01)	10.24	5.29	105,102	0.20	0.30	2.37	5

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2012. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)	Expenses, Gross (3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
MyDestination 2035 Fund
GS4 Class
2012(6)	$8.22	$0.04	#	$—	†	$0.55	$—	$—	$8.81	7.18%	$159,879	0.20%	0.19%	0.94%	1%
2011	8.62	0.10	#	0.01		(0.37)	(0.09)	(0.05)	8.22	(2.99)	131,446	0.20	0.23	1.13	10
2010	7.52	0.10	#	0.01		1.10	(0.10)	(0.01)	8.62	16.02	110,206	0.20	0.23	1.32	9
2009	5.85	0.10	#	—	†	1.70	(0.11)	(0.02)	7.52	30.99	75,419	0.20	0.28	1.57	4
2008	10.24	0.17	#	0.09		(4.25)	(0.10)	(0.30)	5.85	(38.86)	37,637	0.20	0.40	2.02	5
2007	10.00	0.19	#	1.31		(0.98)	(0.28)	— †	10.24	5.20	35,117	0.20	0.64	1.83	2
MyDestination 2045 Fund
GS4 Class
2012(6)	$7.96	$0.03	#	$—	†	$0.56	$—	$—	$8.55	7.41%	$108,895	0.20%	0.23%	0.80%	1%
2011	8.52	0.07	#	—	†	(0.38)	(0.07)	(0.18)	7.96	(3.63)	89,954	0.20	0.29	0.87	25
2010	7.38	0.08	#	—	†	1.16	(0.07)	(0.03)	8.52	16.80	75,803	0.20	0.30	1.08	1
2009	5.75	0.08	#	—	†	1.67	(0.09)	(0.03)	7.38	30.71	44,159	0.20	0.41	1.23	7
2008	10.12	0.16	#	0.10		(4.34)	(0.06)	(0.23)	5.75	(40.29)	17,998	0.20	0.79	1.97	5
2007	10.00	0.17	#	1.37		(1.09)	(0.28)	(0.05)	10.12	4.46	11,659	0.19	1.48	1.60	9
MyDestination 2055 Fund
GS4 Class
2012*(6)	$10.00	$0.04	#	$—		$0.49	$—	$—	$10.53	5.30%	$4,566	0.20%	3.10%	0.84%	0%

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
*	Inception date was January 1, 2012.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2012. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	4,451,845	$4,451,845
GuideStone Low-Duration Bond Fund (GS4 Class)¥	13,416,951	179,250,469
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,905,471	44,092,767
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	2,143,916	22,746,944
GuideStone Value Equity Fund (GS4 Class)¥	1,078,096	16,149,884
GuideStone Growth Equity Fund (GS4 Class)¥	760,815	15,779,311
GuideStone Small Cap Equity Fund (GS4 Class)¥	229,656	3,587,235
GuideStone International Equity Fund (GS4 Class)¥	1,684,083	19,518,527

Total Mutual Funds (Cost $282,083,466)		305,576,982

TOTAL INVESTMENTS — 100.0% (Cost $282,083,466)		305,576,982
Other Assets in Excess of Liabilities — 0.0%		134,188

NET ASSETS — 100.0%		$305,711,170

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	73.1
Domestic Equity Funds	19.1
International Equity Fund	6.4
Money Market Fund	1.4
Futures Contracts	1.3

101.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$305,576,982	$305,576,982	$—	$—

Total Assets — Investments in Securities	$305,576,982	$305,576,982	$—	$—

Other Financial Instruments***
Futures Contracts	$44,212	$44,212	$—	$—

Total Assets — Other Financial Instruments	$44,212	$44,212	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

BALANCED ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	23,489,350	$23,489,350
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,289,416	164,186,593
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	16,608,227	240,819,294
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	5,387,991	97,199,361
GuideStone Global Bond Fund (GS4 Class)¥	5,669,066	56,407,210
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	10,612,403	112,597,599
GuideStone Value Equity Fund (GS4 Class)¥	9,198,573	137,794,629
GuideStone Growth Equity Fund (GS4 Class)¥	6,430,726	133,373,260
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,944,306	30,370,053
GuideStone International Equity Fund (GS4 Class)¥	13,100,263	151,832,044

Total Mutual Funds (Cost $1,069,567,020)		1,148,069,393

TOTAL INVESTMENTS — 99.9% (Cost $1,069,567,020)		1,148,069,393
Other Assets in Excess of Liabilities — 0.1%		1,064,871

NET ASSETS — 100.0%		$1,149,134,264

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.6
Domestic Equity Funds	36.0
International Equity Fund	13.2
Money Market Fund	2.1
Futures Contracts	1.9

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,148,069,393	$1,148,069,393	$—	$—

Total Assets — Investments in Securities	$1,148,069,393	$1,148,069,393	$—	$—

Other Financial Instruments***
Futures Contracts	$519,007	$519,007	$—	$—

Total Assets — Other Financial Instruments	$519,007	$519,007	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	13,832,923	$13,832,923
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,298,025	57,421,618
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	5,994,689	86,922,993
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,795,638	32,393,317
GuideStone Global Bond Fund (GS4 Class)¥	1,984,261	19,743,396
GuideStone Value Equity Fund (GS4 Class)¥	12,064,915	180,732,428
GuideStone Growth Equity Fund (GS4 Class)¥	8,457,505	175,408,649
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,656,164	41,489,286
GuideStone International Equity Fund (GS4 Class)¥	17,770,155	205,956,095

Total Mutual Funds (Cost $783,900,167)		813,900,705

TOTAL INVESTMENTS — 99.9% (Cost $783,900,167)		813,900,705
Other Assets in Excess of Liabilities — 0.1%		1,092,928

NET ASSETS — 100.0%		$814,993,633

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	48.8
International Equity Fund	25.3
Bond Funds	24.1
Futures Contracts	1.7
Money Market Fund	1.7

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$813,900,705	$813,900,705	$—	$—

Total Assets — Investments in Securities	$813,900,705	$813,900,705	$—	$—

Other Financial Instruments***
Futures Contracts	$446,393	$446,393	$—	$—

Total Assets — Other Financial Instruments	$446,393	$446,393	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	15,194,582	$15,194,582
GuideStone Value Equity Fund (GS4 Class)¥	13,701,260	205,244,868
GuideStone Growth Equity Fund (GS4 Class)¥	9,608,727	199,284,990
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,891,784	45,169,660
GuideStone International Equity Fund (GS4 Class)¥	20,211,806	234,254,827

Total Mutual Funds (Cost $701,244,495)		699,148,927

TOTAL INVESTMENTS — 99.8% (Cost $701,244,495)		699,148,927
Other Assets in Excess of Liabilities — 0.2%		1,437,071

NET ASSETS — 100.0%		$700,585,998

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	64.2
International Equity Fund	33.4
Futures Contracts	2.3
Money Market Fund	2.2

102.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$699,148,927	$699,148,927	$—	$—

Total Assets — Investments in Securities	$699,148,927	$699,148,927	$—	$—

Other Financial Instruments***
Futures Contracts	$649,996	$649,996	$—	$—

Total Assets — Other Financial Instruments	$649,996	$649,996	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2012 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of affiliated issuers, at value (1)	$305,576,982	$1,148,069,393	$813,900,705	$699,148,927
Cash	—	—	3,229	—
Cash collateral for derivatives	153,200	737,600	623,400	827,200
Receivables:
Dividends	38	183	125	112
Fund shares sold	23,162	216,612	280,711	365,188
Variation margin on financial futures contracts	33,084	321,988	304,681	477,270
Prepaid expenses and other assets	7,920	7,698	8,810	8,228

Total Assets	305,794,386	1,149,353,474	815,121,661	700,826,925

Liabilities
Payables:
Fund shares redeemed	24,628	59,041	9,451	140,889
Accrued expenses:
Investment advisory fees	13,510	81,611	55,521	45,993
Other expenses	45,078	78,558	63,056	54,045

Total Liabilities	83,216	219,210	128,028	240,927

Net Assets	$305,711,170	$1,149,134,264	$814,993,633	$700,585,998

Net Assets Consist of:
Paid-in-capital	$281,166,888	$1,059,517,732	$778,329,161	$694,189,571
Undistributed net investment income	2,278,626	8,571,920	4,099,210	2,008,043
Undistributed (accumulated) net realized gain (loss) on investments and futures transactions	(1,272,072)	2,023,232	2,118,331	5,833,956
Net unrealized appreciation (depreciation) on investments and futures	23,537,728	79,021,380	30,446,931	(1,445,572)

Net Assets	$305,711,170	$1,149,134,264	$814,993,633	$700,585,998

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$305,711,170	$1,149,134,264	$814,993,633	$700,585,998

GS4 shares outstanding	25,232,460	92,545,938	66,043,856	60,131,041

Net asset value, offering and redemption price per GS4 share	$12.12	$12.42	$12.34	$11.65

	$282,083,466	$1,069,567,020	$783,900,167	$701,244,495

(1)	Investments in securities of affiliated issuers, at cost

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2012 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income
Income dividends received from affiliated funds	$2,457,176	$9,249,637	$4,590,335	$2,430,461
Interest	—	153	108	109

Total Investment Income	2,457,176	9,249,790	4,590,443	2,430,570

Expenses
Investment advisory fees	152,005	584,604	420,557	362,973
Transfer agent fees:
GS4 shares	17,222	31,362	21,983	19,825
Custodian fees	9,102	17,531	15,007	11,212
Accounting and administration fees	11,663	33,612	25,341	22,269
Professional fees	22,921	22,921	22,921	22,950
Blue sky fees:
GS4 shares	9,050	9,675	9,723	9,569
Shareholder reporting fees:
GS4 shares	16,803	36,680	25,576	22,162
Trustee expenses	1,749	5,538	4,097	3,598
Line of credit facility fees	1,731	6,519	4,698	4,069
Other expenses	4,449	5,748	5,415	5,249

Total Expenses	246,695	754,190	555,318	483,876
Expenses waived/reimbursed(2)	(68,145)	(73,051)	(64,085)	(59,387)

Net Expenses	178,550	681,139	491,233	424,489

Net investment income	2,278,626	8,568,651	4,099,210	2,006,081

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	699,605	1,173,132	302,731	—
Net realized gain on investment securities of affiliated issuers	504,993	4,795,696	2,194,092	4,126,063
Net realized gain on futures transactions	74,544	905,644	1,120,507	969,834

Net realized gain	1,279,142	6,874,472	3,617,330	5,095,897

Change in unrealized appreciation on investment securities of affiliated issuers	6,722,771	44,284,865	41,927,566	39,981,656
Change in unrealized appreciation on futures	32,727	309,841	168,845	260,877

Net change in unrealized appreciation	6,755,498	44,594,706	42,096,411	40,242,533

Net Realized and Unrealized Gain	8,034,640	51,469,178	45,713,741	45,338,430

Net Increase in Net Assets Resulting from Operations	$10,313,266	$60,037,829	$49,812,951	$47,344,511

(2)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$2,278,626	$4,065,834	$8,568,651	$18,557,083
Net realized gain on investment securities and futures transactions	1,279,142	102,554	6,874,472	19,720,584
Net change in unrealized appreciation (depreciation) on investment securities and futures	6,755,498	236,103	44,594,706	(26,824,077)

Net increase (decrease) in net assets resulting from operations	10,313,266	4,404,491	60,037,829	11,453,590

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)	—	(4,792,770)	—	(23,283,553)
Distributions from net realized capital gains	—	(4,309,760)	—	(19,005,488)

Total dividends and distributions	—	(9,102,530)	—	(42,289,041)

Capital Share Transactions:
Proceeds from GS4 shares sold	19,393,719	57,204,012	29,104,664	60,590,265
Reinvestment of dividends and distributions into GS4 shares	—	9,098,316	—	42,263,421
Value of GS4 shares redeemed	(17,231,819)	(30,360,939)	(37,283,228)	(95,724,099)

Net increase (decrease) from capital share transactions(2)	2,161,900	35,941,389	(8,178,564)	7,129,587

Total increase (decrease) in net assets	12,475,166	31,243,350	51,859,265	(23,705,864)

Net Assets:
Beginning of Period	293,236,004	261,992,654	1,097,274,999	1,120,980,863

End of Period*	$305,711,170	$293,236,004	$1,149,134,264	$1,097,274,999

* Including undistributed net investment income	$2,278,626	$—	$8,571,920	$3,269

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
(Unaudited)		(Unaudited)

$4,099,210	$10,429,322	$2,006,081	$6,066,977
3,617,330	10,125,554	5,095,897	7,554,619

42,096,411	(39,424,655)	40,242,533	(49,171,255)

49,812,951	(18,869,779)	47,344,511	(35,549,659)

—	(11,523,090)	—	(6,067,329)
—	(13,505,147)	—	(11,387,493)

—	(25,028,237)	—	(17,454,822)

16,976,022	33,158,753	11,619,135	31,839,557

—	25,025,796	—	17,454,013
(35,139,376)	(72,868,581)	(33,167,435)	(66,992,296)

(18,163,354)	(14,684,032)	(21,548,300)	(17,698,726)

31,649,597	(58,582,048)	25,796,211	(70,703,207)

783,344,036	841,926,084	674,789,787	745,492,994

$814,993,633	$783,344,036	$700,585,998	$674,789,787

$4,099,210	$—	$2,008,043	$1,962

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)	Expenses, Gross (3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
Conservative Allocation Fund
GS4 Class
2012(6)	$11.70	$0.09	#	$0.03		$0.30	$—	$—	$12.12	3.59%	$305,711	0.12%	0.17%	1.52%	2%
2011	11.87	0.18	#	0.05		(0.03)	(0.19)	(0.18)	11.70	1.71	293,236	0.12	0.17	1.47	9
2010	11.39	0.18	#	0.08		0.56	(0.27)	(0.07)	11.87	7.19	261,993	0.12	0.15	1.57	19
2009	10.33	0.26	#	—	†	1.44	(0.26)	(0.38)	11.39	16.58	284,750	0.12	0.16	2.37	32
2008	13.02	0.42	#	0.03		(2.17)	(0.42)	(0.55)	10.33	(13.11)	246,617	0.12	0.15	3.36	17
2007	13.15	0.43	#	0.21		0.21	(0.44)	(0.54)	13.02	6.48	313,829	0.13	0.16	3.13	13
Balanced Allocation Fund
GS4 Class
2012(6)	$11.77	$0.09	#	$0.01		$0.55	$—	$—	$12.42	5.52%	$1,149,134	0.12%	0.13%	1.50%	2%
2011	12.12	0.20	#	0.06		(0.14)	(0.26)	(0.21)	11.77	1.01	1,097,275	0.12	0.13	1.65	16
2010	11.14	0.23	#	0.09		1.00	(0.34)	—	12.12	11.87	1,120,981	0.12	0.12	1.95	17
2009	9.20	0.26	#	0.05		1.97	(0.27)	(0.07)	11.14	25.05	1,132,991	0.12	0.13	2.58	19
2008	14.13	0.39	#	0.13		(3.99)	(0.43)	(1.03)	9.20	(24.41)	905,743	0.12	0.13	3.05	19
2007	14.61	0.41	#	0.48		0.16	(0.48)	(1.05)	14.13	7.16	1,348,204	0.13	0.13	2.68	7
Growth Allocation Fund
GS4 Class
2012(6)	$11.60	$0.06	#	$—	†	$0.68	$—	$—	$12.34	6.38%	$814,994	0.12%	0.14%	1.00%	2%
2011	12.28	0.16	#	0.03		(0.49)	(0.17)	(0.21)	11.60	(2.39)	783,344	0.12	0.14	1.26	10
2010	11.11	0.16	#	0.05		1.31	(0.27)	(0.08)	12.28	13.65	841,926	0.12	0.13	1.43	8
2009	8.86	0.18	#	0.02		2.25	(0.15)	(0.05)	11.11	27.96	840,810	0.12	0.13	1.88	11
2008	15.34	0.28	#	0.13		(5.50)	(0.29)	(1.10)	8.86	(32.98)	667,769	0.12	0.13	2.15	13
2007	16.05	0.30	#	0.78		0.07	(0.43)	(1.43)	15.34	7.16	1,095,092	0.13	0.13	1.80	5
Aggressive Allocation Fund
GS4 Class
2012(6)	$10.89	$0.03	#	$—		$0.73	$—	$—	$11.65	6.98%	$700,586	0.12%	0.14%	0.56%	0%
2011	11.79	0.10	#	$—	†	(0.71)	(0.10)	(0.19)	10.89	(5.14)	674,790	0.12	0.14	0.83	9
2010	10.43	0.10	#	—	†	1.48	(0.10)	(0.12)	11.79	15.16	745,493	0.12	0.13	0.91	1
2009	8.13	0.10	#	—	†	2.38	(0.10)	(0.08)	10.43	30.82	729,734	0.12	0.14	1.17	3
2008	16.31	0.16	#	0.12		(7.01)	(0.14)	(1.31)	8.13	(41.05)	547,313	0.12	0.13	1.21	7
2007	17.23	0.17	#	1.11		(0.04)	(0.36)	(1.80)	16.31	7.17	1,000,850	0.13	0.13	0.94	2

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2012. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	1,097,170	$1,097,170
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,283,073	45,645,750
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	993,966	11,221,879
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	545,850	5,796,932
GuideStone Value Equity Fund (GS2 Class)¥	553,810	4,109,272
GuideStone Growth Equity Fund (GS2 Class)¥	306,680	4,017,510
GuideStone Small Cap Equity Fund (GS2 Class)¥	88,088	913,473
GuideStone International Equity Fund (GS2 Class)¥	559,080	4,964,634

Total Mutual Funds (Cost $74,869,005)		77,766,620

TOTAL INVESTMENTS—100.0% (Cost $74,869,005)		77,766,620
Other Assets in Excess of Liabilities — 0.0%		34,997

NET ASSETS — 100.0%		$77,801,617

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	73.1
Domestic Equity Funds	19.1
International Equity Fund	6.4
Money Market Fund	1.4
Futures Contracts	1.2

101.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$77,766,620	$77,766,620	$—	$—

Total Assets — Investments in Securities	$77,766,620	$77,766,620	$—	$—

Other Financial Instruments***
Futures Contracts	$10,550	$10,550	$—	$—

Total Assets — Other Financial Instruments	$10,550	$10,550	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

BALANCED ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	5,920,629	$5,920,629
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,435,860	46,965,830
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	9,337,042	68,907,373
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	4,197,125	27,784,965
GuideStone Global Bond Fund (GS4 Class)¥	1,621,220	16,131,140
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	3,034,620	32,227,670
GuideStone Value Equity Fund (GS2 Class)¥	5,308,773	39,391,098
GuideStone Growth Equity Fund (GS2 Class)¥	2,911,230	38,137,108
GuideStone Small Cap Equity Fund (GS2 Class)¥	837,283	8,682,628
GuideStone International Equity Fund (GS2 Class)¥	4,884,056	43,370,420

Total Mutual Funds (Cost $318,836,974)		327,518,861

TOTAL INVESTMENTS —100.0% (Cost $318,836,974)		327,518,861
Other Assets in Excess of Liabilities — 0.0%		141,684

NET ASSETS — 100.0%		$327,660,545

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	48.9
Domestic Equity Funds	36.1
International Equity Fund	13.2
Money Market Fund	1.8
Futures Contracts	1.6

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$327,518,861	$327,518,861	$—	$—

Total Assets — Investments in Securities	$327,518,861	$327,518,861	$—	$—

Other Financial Instruments***
Futures Contracts	$119,526	$119,526	$—	$—

Total Assets — Other Financial Instruments	$119,526	$119,526	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	3,205,733	$3,205,733
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,673,111	14,455,680
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	2,966,560	21,893,212
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,231,234	8,150,766
GuideStone Global Bond Fund (GS4 Class)¥	499,439	4,969,420
GuideStone Value Equity Fund (GS2 Class)¥	6,128,513	45,473,566
GuideStone Growth Equity Fund (GS2 Class)¥	3,370,141	44,148,841
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,006,635	10,438,801
GuideStone International Equity Fund (GS2 Class)¥	5,831,752	51,785,957

Total Mutual Funds (Cost $210,541,884)		204,521,976

TOTAL INVESTMENTS — 99.9% (Cost $210,541,884)		204,521,976
Other Assets in Excess of Liabilities — 0.1%		254,465

NET ASSETS — 100.0%		$204,776,441

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	48.9
International Equity Fund	25.3
Bond Funds	24.1
Futures Contracts	1.6
Money Market Fund	1.6

101.5

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$204,521,976	$204,521,976	$—	$—

Total Assets — Investments in Securities	$204,521,976	$204,521,976	$—	$—

Other Financial Instruments***
Futures Contracts	$99,243	$99,243	$—	$—

Total Assets — Other Financial Instruments	$99,243	$99,243	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS2 Class)¥	2,093,313	$2,093,313
GuideStone Value Equity Fund (GS2 Class)¥	5,318,727	39,464,957
GuideStone Growth Equity Fund (GS2 Class)¥	2,926,257	38,333,969
GuideStone Small Cap Equity Fund (GS2 Class)¥	837,674	8,686,684
GuideStone International Equity Fund (GS2 Class)¥	5,068,846	45,011,350

Total Mutual Funds (Cost $147,199,592)		133,590,273

TOTAL INVESTMENTS —99.8% (Cost $147,199,592)		133,590,273
Other Assets in Excess of Liabilities — 0.2%		237,324

NET ASSETS — 100.0%		$133,827,597

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	64.6
International Equity Fund	33.6
Futures Contracts	1.6
Money Market Fund	1.6

101.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$133,590,273	$133,590,273	$—	$—

Total Assets — Investments in Securities	$133,590,273	$133,590,273	$—	$—

Other Financial Instruments***
Futures Contracts	$87,633	$87,633	$—	$—

Total Assets — Other Financial Instruments	$87,633	$87,633	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2012 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Assets
Investments in securities of affiliated issuers, at value (1)	$77,766,620	$327,518,861	$204,521,976	$133,590,273
Cash	—	—	8,235	—
Cash collateral for derivatives	50,400	173,550	221,950	204,000
Receivables:
Dividends	91	411	298	157
Variation margin on financial futures contracts	7,526	75,159	73,245	63,640
Prepaid expenses and other assets	4,958	4,958	4,958	4,958

Total Assets	77,829,595	327,772,939	204,830,662	133,863,028

Liabilities
Payables:
Fund shares redeemed	20	55,233	10,275	894
Accrued expenses:
Investment advisory fees	3,067	26,898	16,868	9,307
Other expenses	24,891	30,263	27,078	25,230

Total Liabilities	27,978	112,394	54,221	35,431

Net Assets	$77,801,617	$327,660,545	$204,776,441	$133,827,597

Net Assets Consist of:
Paid-in-capital	$80,009,213	$357,107,930	$232,656,761	$165,855,960
Undistributed net investment income	1,635,180	10,098,474	3,651,529	3,202,951
Accumulated net realized loss on investments and futures transactions	(6,750,941)	(48,347,272)	(25,611,184)	(21,709,627)
Net unrealized appreciation (depreciation) on investments and futures	2,908,165	8,801,413	(5,920,665)	(13,521,687)

Net Assets	$77,801,617	$327,660,545	$204,776,441	$133,827,597

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$77,801,617	$327,660,545	$204,776,441	$133,827,597

GS2 shares outstanding	8,036,788	33,200,834	20,124,278	12,841,800

Net asset value, offering and redemption price per GS2 share	$9.68	$9.87	$10.18	$10.42

	$74,869,005	$318,836,974	$210,541,884	$147,199,592

(1)	Investments in securities of affiliated issuers, at cost

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2012 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Investment Income
Income dividends received from affiliated funds	$982,950	$5,051,661	$2,343,617	$1,020,112

Total Investment Income	982,950	5,051,661	2,343,617	1,020,112

Expenses
Investment advisory fees	38,960	165,592	104,868	69,422
Transfer agent fees:
GS2 Shares	1,964	2,000	1,937	1,938
Custodian fees	8,389	13,660	11,358	7,047
Accounting and administration fees	5,691	12,274	9,151	7,181
Professional fees	22,929	22,972	22,945	22,931
Blue sky fees:
GS2 Shares	782	782	782	782
Shareholder reporting fees	280	362	226	226
Trustee expenses	730	1,845	1,316	997
Line of credit facility fees	441	1,847	1,178	777
Other expenses	4,451	4,451	4,451	4,451

Total Expenses	84,617	225,785	158,212	115,752
Expenses waived/reimbursed net of amount recaptured(2)	(26,194)	—	(1,737)	(11,072)

Net expenses	58,423	225,785	156,475	104,680

Net investment income	924,527	4,825,876	2,187,142	915,432

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	202,519	594,211	154,299	—
Net realized gain (loss) on investment securities of affiliated issuers	467,595	(1,138,905)	(1,429,034)	(785,281)
Net realized gain on futures transactions	6,130	276,318	223,575	128,731

Net realized gain (loss)	676,244	(268,376)	(1,051,160)	(656,550)

Change in unrealized appreciation on investment securities of affiliated issuers	1,053,365	12,727,754	11,624,576	8,873,107
Change in unrealized appreciation on futures	6,353	9,166	3,893	8,490

Net change in unrealized appreciation	1,059,718	12,736,920	11,628,469	8,881,597

Net Realized and Unrealized Gain	1,735,962	12,468,544	10,577,309	8,225,047

Net Increase in Net Assets Resulting from Operations	$2,660,489	$17,294,420	$12,764,451	$9,140,479

(2)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund I		Balanced Allocation Fund I
	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$924,527	$1,701,463	$4,825,876	$10,860,289
Net realized gain (loss) on investment securities and futures transactions	676,244	(51,979)	(268,376)	(15,227,675)
Net change in unrealized appreciation (depreciation) on investment securities and futures	1,059,718	(316,884)	12,736,920	7,866,278

Net increase (decrease) in net assets resulting from operations	2,660,489	1,332,600	17,294,420	3,498,892

Dividends to Shareholders:
Dividends from net investment income(1)	—	(1,925,326)	—	(12,643,249)

Total dividends	—	(1,925,326)	—	(12,643,249)

Capital Share Transactions:
Proceeds from GS2 shares sold	5,341,409	18,399,863	10,206,747	20,439,001
Reinvestment of dividends and distributions into GS2 shares	—	1,921,753	—	12,613,592
Value of GS2 shares redeemed	(4,341,140)	(17,513,547)	(10,107,250)	(61,130,637)

Net increase (decrease) from capital share transactions(2)	1,000,269	2,808,069	99,497	(28,078,044)

Total increase (decrease) in net assets	3,660,758	2,215,343	17,393,917	(37,222,401)

Net Assets:
Beginning of Period	74,140,859	71,925,516	310,266,628	347,489,029

End of Period*	$77,801,617	$74,140,859	$327,660,545	$310,266,628

* Including undistributed net investment income	$1,635,180	$710,653	$10,098,474	$5,272,598

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund I		Aggressive Allocation Fund I
For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
(Unaudited)		(Unaudited)

$2,187,142	$5,362,632	$915,432	$2,287,649

(1,051,160)	(12,340,493)	(656,550)	(9,111,059)

11,628,469	1,469,485	8,881,597	(846,186)

12,764,451	(5,508,376)	9,140,479	(7,669,596)

—	(5,922,267)	—	(2,389,446)

—	(5,922,267)	—	(2,389,446)

5,120,603	10,889,257	2,762,449	7,071,127
—	5,901,738	—	2,387,924
(10,991,675)	(41,034,407)	(7,541,463)	(27,243,948)

(5,871,072)	(24,243,412)	(4,779,014)	(17,784,897)

6,893,379	(35,674,055)	4,361,465	(27,843,939)

197,883,062	233,557,117	129,466,132	157,310,071

$204,776,441	$197,883,062	$133,827,597	$129,466,132

$3,651,529	$1,464,387	$3,202,951	$2,287,519

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net (3)	Expenses, Gross (3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
Conservative Allocation Fund I
GS2 Class
2012(6)	$9.35	$0.12	#	$0.03		$0.18	$—	$—	$9.68	3.53%	$77,802	0.15%	0.22%	2.41%	4%
2011	9.42	0.22	#	0.05		(0.09)	(0.25)	—	9.35	1.92	74,141	0.15	0.24	2.26	26
2010	9.06	0.23	#	0.10		0.33	(0.30)	—	9.42	7.25	71,926	0.15	0.20	2.50	12
2009	8.00	0.32	#	—	†	1.05	(0.31)	—	9.06	17.13	64,230	0.15	0.23	3.70	35
2008	9.86	0.49		0.03		(1.81)	(0.39)	(0.18)	8.00	(12.98)	54,317	0.15	0.22	5.21	25
2007	10.05	0.50		0.23		(0.07)	(0.54)	(0.31)	9.86	6.55	67,231	0.16	0.22	4.77	25
Balanced Allocation Fund I
GS2 Class
2012(6)	$9.35	$0.14	#	$0.02		$0.36	$—	$—	$9.87	5.56%	$327,661	0.14%	0.14%	2.97%	2%
2011	9.64	0.31	#	0.11		(0.31)	(0.40)	—	9.35	1.14	310,267	0.14	0.14	3.14	18
2010	9.00	0.33	#	0.15		0.60	(0.44)	—	9.64	12.04	347,489	0.13	0.13	3.56	19
2009	7.53	0.37	#	0.08		1.46	(0.44)	—	9.00	25.28	326,676	0.14	0.14	4.46	20
2008	11.07	0.51	#	0.17		(3.38)	(0.42)	(0.42)	7.53	(24.26)	260,123	0.14	0.14	5.16	23
2007	11.35	0.55	#	0.66		(0.38)	(0.62)	(0.49)	11.07	7.32	353,793	0.16	0.14	4.62	12
Growth Allocation Fund I
GS2 Class
2012(6)	$9.56	$0.11	#	$0.01		$0.50	$—	$—	$10.18	6.49%	$204,776	0.15%	0.15%	2.13%	3%
2011	10.08	0.24	#	0.05		(0.51)	(0.30)	—	9.56	(2.21)	197,883	0.15	0.15	2.34	13
2010	9.13	0.24	#	0.07		0.94	(0.30)	—	10.08	13.68	233,557	0.14	0.14	2.60	13
2009	7.35	0.26	#	0.04		1.78	(0.30)	—	9.13	28.22	209,059	0.15	0.15	3.28	13
2008	12.53	0.39	#	0.16		(4.69)	(0.34)	(0.70)	7.35	(32.82)	161,815	0.15	0.14	3.65	18
2007	12.96	0.41		0.92		(0.37)	(0.58)	(0.81)	12.53	7.40	251,579	0.16	0.15	3.20	9
Aggressive Allocation Fund I
GS2 Class
2012(6)	$9.74	$0.07	#	$—		$0.61	$—	$—	$10.42	6.98%	$133,828	0.15%	0.17%	1.34%	1%
2011	10.44	0.16	#	0.01		(0.69)	(0.18)	—	9.74	(4.93)	129,466	0.15	0.18	1.51	9
2010	9.21	0.16	#	—	†	1.24	(0.17)	—	10.44	15.23	157,310	0.15	0.16	1.67	5
2009	7.20	0.16	#	—	†	2.06	(0.21)	—	9.21	30.87	143,264	0.15	0.17	2.10	5
2008	14.07	0.24	#	0.14		(6.15)	—	(1.10)	7.20	(40.87)	109,556	0.15	0.16	2.08	10
2007	14.56	0.27		1.37		(0.56)	(0.52)	(1.05)	14.07	7.38	198,847	0.16	0.15	1.81	7

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2012. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 6.2%
Federal Home Loan Mortgage Corporation
0.18%, 11/02/12†	$10,000,000	$9,997,942
0.38%, 09/03/13†	15,500,000	15,496,324
0.18%, 09/13/13†	36,800,000	36,773,171
Federal National Mortgage Association
0.24%, 07/26/12†	11,000,000	10,999,850
0.27%, 12/20/12†	7,000,000	6,999,332

Total Agency Obligations (Cost $80,266,619)		80,266,619

CERTIFICATES OF DEPOSIT — 28.3%
Australia & New Zealand Banking Group
0.28%, 07/27/12	10,000,000	10,000,108
Bank of Nova Scotia Houston
0.35%, 07/17/12	20,000,000	20,000,000
Commonwealth Bank of Australia NY
0.34%, 07/16/12	10,000,000	10,000,104
0.28%, 08/13/12	10,000,000	10,000,000
Credit Suisse NY
0.30%, 07/11/12	15,000,000	15,000,000
0.34%, 09/05/12	14,000,000	14,000,000
National Australia Bank,
Ltd. NY
0.40%, 07/18/12	10,000,000	10,000,000
0.34%, 08/21/12	12,000,000	12,000,000
National Bank of Canada NY
0.35%, 08/27/12	13,000,000	13,000,000
Norinchukin Bank NY
0.18%, 07/03/12	45,000,000	45,000,000
Rabobank Nederland NV NY
0.57%, 09/17/12	15,000,000	15,000,000
0.53%, 10/25/12	20,500,000	20,500,000
Royal Bank of Canada NY
0.48%, 07/09/12†	4,000,000	4,000,000
0.48%, 05/16/13†	11,000,000	11,000,000
State Street Bank & Trust Co.
0.22%, 09/26/12	40,000,000	40,000,000
Sumitomo Mitsui Banking Corporation NY
0.37%, 07/10/12	15,000,000	15,000,000
0.35%, 07/24/12	20,000,000	20,001,787
0.35%, 09/12/12	25,000,000	25,000,000
Svenska Handelsbanken NY
0.38%, 10/11/12	20,000,000	20,000,000
Toronto Dominion Bank NY
0.28%, 08/24/12	13,000,000	13,000,000
Westpac Banking Corporation NY
0.43%, 02/04/13†	22,000,000	22,000,000

Total Certificates of Deposit
(Cost $364,501,999)		364,501,999

	Par	Value
COMMERCIAL PAPER — 38.3%
Alpine Securitization
0.21%, 07/17/12	$33,000,000	$32,996,920
Bank of Tokyo-Mitsubishi Ufj
0.35%, 08/02/12	20,000,000	19,993,778
0.35%, 08/07/12	15,000,000	14,994,604
0.35%, 09/12/12	7,000,000	6,995,032
Fairway Finance Corporation
0.28%, 08/03/12	9,000,000	9,000,000
0.28%, 08/07/12	13,000,000	13,000,000
0.29%, 09/27/12	15,000,000	15,000,000
0.27%, 11/05/12	23,000,000	23,000,000
General Electric Capital Corporation
0.30%, 08/14/12	12,000,000	11,995,600
Kells Funding LLC
0.56%, 07/09/12	10,000,000	9,998,756
0.60%, 09/26/12	13,000,000	12,981,150
Nordea North America, Inc.
0.60%, 08/07/12	15,000,000	14,990,750
0.28%, 08/22/12	17,000,000	16,993,247
0.31%, 09/14/12	15,000,000	14,990,469
NRW.Bank
0.27%, 07/24/12	15,000,000	14,997,412
Rabobank USA Financial Corporation
0.37%, 07/25/12	20,000,000	19,995,067
Regency Markets No. 1 LLC
0.36%, 07/16/12	12,084,000	12,082,187
0.36%, 07/20/12	10,743,000	10,740,959
Salisbury Receivables Co. LLC
0.22%, 07/25/12	45,000,000	44,993,400
Solitaire Funding LLC
0.27%, 07/06/12	22,000,000	21,999,175
0.37%, 07/10/12	5,000,000	4,999,537
0.37%, 07/20/12	10,000,000	9,998,047
0.28%, 08/08/12	10,000,000	9,997,044
Svenska Handelsbank, Inc.
0.39%, 10/01/12	10,000,000	9,990,033
0.40%, 10/01/12	12,000,000	11,987,887
Thunder Bay Funding LLC
0.21%, 09/17/12	15,000,000	14,993,175
0.25%, 10/09/12	30,000,000	29,979,167
Victory Receivables
Corporation
0.18%, 07/02/12	35,000,000	34,999,835
Westpac Banking Corporation
0.47%, 08/01/12	25,000,000	24,989,882

Total Commercial Paper
(Cost $493,673,113)		493,673,113

See Notes to Financial Statements.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MUNICIPAL BONDS — 15.4%
Alaska Housing Finance Corporation (TECP) 0.22%, 07/11/12	$19,100,000	$19,098,833
California Housing Finance Agency, Revenue Bond, Series D 0.16%, 07/06/12†	11,900,000	11,900,000
California Housing Finance Agency, Multi-Family III, Revenue Bond, Series E (LOC-Fannie Mae, Freddie Mac) 0.17%, 07/06/12†	10,700,000	10,700,000
California Pollution Control Financing Authority, Pollution Control Revenue Bonds, Series E (LOC-JP Morgan Chase Bank) 0.14%, 07/02/12†	5,800,000	5,800,000
California Statewide Communities Development Authority, Hallmark House Apartments, Revenue Bond, Series ZZ 0.17%, 07/06/12†	6,420,000	6,420,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B 0.17%, 07/06/12†	17,100,000	17,100,000
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Hospital, Revenue Bond, Series K2 (LOC-JPMorgan Chase Bank) 0.17%, 07/06/12†	12,420,000	12,420,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Revenue Bond, Series A 0.16%, 07/06/12†	7,700,000	7,700,000
Los Angeles County Housing Authority, Malibu Meadows II, Revenue Bond, Series C 0.14%, 07/06/12†	5,799,000	5,799,000
Maryland Department of Housing and Community Development Administration, Multifamily Barrington Apartments Project, Revenue Bond, Series A 0.18%, 07/06/12†	27,575,000	27,575,000
New York City Housing Development Corporation, Multi-Family Housing (155 West 21st Street), Revenue Bond, Series A 0.17%, 07/06/12†	3,100,000	3,100,000
New York City Housing Development Corporation, Multi-Family Housing (90 West Street), Revenue Bond, Series A 0.17%, 07/06/12†	6,000,000	6,000,000

	Par	Value
New York City Housing Development Corporation, Multi-Family Housing (West 61st Street Apartments), Revenue Bond, Series A 0.17%, 07/06/12†	$3,000,000	$3,000,000
New York City Industrial Development Agency, New York Law School Project, Revenue Bond, Series A (LOC-JPMorgan Chase Bank) 0.15%, 07/06/12†	7,800,000	7,800,000
New York City Municipal Water Finance Authority, Water and Sewer System, Revenue Bond, Sub Series B-1 0.14%, 07/06/12†	6,800,000	6,800,000
New York Housing Finance Agency, 10 Barclay Street Housing, Revenue Bond, Series A (LOC-Fannie Mae) 0.14%, 07/06/12†	10,000,000	10,000,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Revenue Bond, Series A 0.17%, 07/06/12†	4,000,000	4,000,000
New York Housing Finance Agency, The Victory Housing, Revenue Bond, Series 2001-A 0.17%, 07/06/12†	2,700,000	2,700,000
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bond, Series B (LOC-JP Morgan Chase Bank) 0.15%, 07/06/12†	4,800,000	4,800,000
Sacramento Housing Authority, Multifamily Housing, The Lofts at Natomas Apartments, Revenue Bond, Series F 0.18%, 07/06/12†	10,190,000	10,190,000
State of Texas, Veterans’ Housing Assistance Program, General Obligation, Series A-2 0.18%, 07/06/12†	7,700,000	7,700,000
Wisconsin Housing & Economic Development Authority, Revenue Bond, Series B (LOC-Fannie Mae, Freddie Mac) 0.17%, 07/06/12†	7,300,000	7,300,000

Total Municipal Bonds
(Cost $197,902,833)		197,902,833

See Notes to Financial Statements.

	Par	Value
TIME DEPOSIT — 1.2%
Bank of Nova Scotia
0.04%, 07/02/12 (Cost $15,411,000)	$15,411,000	$15,411,000
U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bills
0.13%, 11/29/12	15,000,000	14,991,664
0.14%, 02/07/13	24,000,000	23,979,373

		38,971,037

U.S. Treasury Notes
1.38%, 10/15/12	10,000,000	10,036,147
4.00%, 11/15/12Δ	15,000,000	15,215,905
0.50%, 11/30/12	10,000,000	10,014,241
3.38%, 11/30/12Δ	17,000,000	17,228,971
0.63%, 02/28/13	30,000,000	30,085,544
0.50%, 05/31/13	15,000,000	15,038,034

		97,618,842

Total U.S. Treasury Obligations
(Cost $136,589,879)		136,589,879

TOTAL INVESTMENTS — 100.0%
(Cost $1,288,345,443)		1,288,345,443
Other Assets in Excess of Liabilities — 0.0%		119,506

NET ASSETS — 100.0%		$1,288,464,949

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	38.3
Certificates of Deposit	28.3
Municipal Bonds	15.4
U.S. Treasury Obligations	10.6
Agency Obligations	6.2
Time Deposit	1.2

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$80,266,619	$—	$80,266,619	$—
Certificates of Deposit	364,501,999	—	364,501,999	—
Commercial Paper	493,673,113	—	493,673,113	—
Municipal Bonds	197,902,833	—	197,902,833	—
Time Deposit	15,411,000	—	15,411,000	—
U.S. Treasury Obligations	136,589,879	—	136,589,879	—

Total Assets — Investments in Securities	$1,288,345,443	$—	$1,288,345,443	$—

See Notes to Financial Statements.

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.0%
Federal National Mortgage Association
0.75%, 12/19/14Δ	$5,000,000	$5,032,533
1.09%, 04/04/16	2,305,000	2,315,195
Small Business Administration
6.95%, 11/01/16	193,010	207,269

Total Agency Obligations (Cost $7,499,371)		7,554,997

ASSET-BACKED SECURITIES — 6.9%
AH Mortgage Advance Trust
2.98%, 03/13/43 144A	990,000	997,635
AmeriCredit Automobile Receivables Trust
1.39%, 09/08/15	500,000	502,720
1.23%, 09/08/16	1,665,000	1,673,075
3.38%, 04/09/18	790,000	803,738
Asset-Backed Securities Corporation Home Equity
0.52%, 09/25/34†	100,868	88,391
Bear Stearns Asset-Backed Securities Trust
0.30%, 11/25/36†	12,718	12,627
1.25%, 10/25/37†	945,905	596,901
0.44%, 01/25/47†	640,980	612,083
BNC Mortgage Loan Trust
0.37%, 11/25/36†	506,039	489,253
0.31%, 03/25/37†	518,140	483,957
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	128,936	129,450
0.90%, 04/15/18	1,600,000	1,608,661
Citibank Omni Master Trust
2.99%, 08/15/18 144A†	2,758,000	2,896,235
Conseco Financial Corporation
6.04%, 11/01/29	13,339	14,086
Credit Acceptance Auto Loan Trust
2.61%, 03/15/19 144A	1,120,000	1,128,042
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	702,874	480,816
Discover Card Master Trust
0.81%, 08/15/17	1,100,000	1,102,709
Enterprise Fleet Financing LLC
1.14%, 11/20/17 144A	2,200,000	2,199,642
FHLMC Structured Pass-Through Securities
0.51%, 08/25/31†	780,021	758,852
First Investors Auto Owner Trust
3.40%, 03/15/16 144A	700,000	703,975
Ford Credit Auto Owner Trust
2.17%, 10/15/13	264,805	265,347
2.98%, 08/15/14	1,255,000	1,273,149
Ford Credit Floorplan Master Owner Trust
2.07%, 09/15/15 144A	345,000	347,170
2.37%, 09/15/15	445,000	445,691
2.86%, 09/15/15	450,000	450,670
GE Capital Credit Card Master Note Trust
1.03%, 01/15/18	1,500,000	1,509,469
Globaldrive BV
4.00%, 10/20/16(E)	268,148	340,707
1.13%, 04/20/19+ 144A(E)†	583,208	740,435

	Par	Value
Gracechurch Card Funding PLC
0.94%, 02/15/17 144A†	$1,050,000	$1,050,551
1.18%, 02/15/17 144A(E)†	800,000	1,013,650
Hyundai Capital Auto Funding, Ltd.
1.24%, 09/20/16 144A†	1,460,000	1,436,253
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	133,408	133,409
LA Arena Funding LLC
7.66%, 12/15/26 144A	426,694	466,724
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	361,720	458,942
MMAF Equipment Finance LLC
1.27%, 09/15/15 144A	1,345,000	1,351,488
Oncor Electric Delivery Transition Bond Co., LLC
4.81%, 11/17/14	318,780	323,899
Penarth Master Issuer PLC
0.81%, 03/18/14 144A†	600,000	600,411
0.89%, 05/18/15 144A†	610,000	611,617
Residential Asset Mortgage Products, Inc.
0.37%, 12/25/36†	31,325	31,246
Santander Consumer Acquired Receivables Trust
1.40%, 10/15/14 144A	1,980,000	1,983,163
1.66%, 08/15/16 144A	687,028	682,128
2.01%, 08/15/16 144A	583,246	578,894
Santander Drive Auto Receivables Trust
1.01%, 07/15/13 144A	34,837	34,844
1.37%, 08/15/13 144A	129,073	129,149
1.37%, 03/16/15	917,698	921,045
3.10%, 05/15/17 144A	598,462	600,042
2.06%, 06/15/17 144A	241,713	242,161
2.86%, 06/15/17 144A	249,291	249,885
3.35%, 06/15/17 144A	359,118	358,612
3.64%, 05/15/18	1,125,000	1,130,873
SLC Student Loan Trust
0.59%, 01/15/19†	541,748	539,874
SLM Student Loan Trust
0.47%, 07/25/17†	805,507	802,481
1.89%, 12/15/17 144A†	565,762	567,070
1.77%, 01/25/18†	3,975,000	4,063,003
0.67%, 06/15/21†	1,085,141	1,049,590
1.34%, 12/15/21 144A†	454,207	454,924
0.87%, 03/15/22†	736,285	713,352
1.34%, 08/15/23 144A†	1,730,000	1,729,985
0.58%, 10/25/24†	750,000	746,217
3.50%, 08/17/43 144A†	3,583,449	3,522,398
3.49%, 05/16/44 144A†	1,810,722	1,876,937
Soundview Home Equity Loan Trust
1.10%, 08/25/31†	311,109	307,764
Structured Asset Securities Corporation
1.75%, 04/25/35†	856,101	728,114
Turbo Finance
2.48%, 01/20/19(U)†	154,663	242,466
Wells Fargo Home Equity Trust
0.34%, 04/25/37†	323,688	315,674

Total Asset-Backed Securities (Cost $55,316,667)		54,704,321

See Notes to Financial Statements.

	Par	Value
CORPORATE BONDS — 24.2%
ABB Treasury Center, Inc.
2.50%, 06/15/16 144A	$580,000	$600,419
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	1,027,134	1,043,285
AES Corporation
7.75%, 03/01/14	375,000	408,750
Agilent Technologies, Inc.
4.45%, 09/14/12Δ	610,000	614,199
2.50%, 07/15/13	810,000	821,267
5.50%, 09/14/15	310,000	347,166
Airgas, Inc.
2.85%, 10/01/13	1,440,000	1,471,431
Allstate Corporation
6.20%, 05/16/14	300,000	330,138
American Express Credit Corporation
1.32%, 06/24/14†Δ	920,000	926,216
1.75%, 06/12/15Δ	820,000	829,906
American Honda Finance Corporation
2.38%, 03/18/13 144A	300,000	303,668
1.45%, 02/27/15 144AΔ	910,000	914,029
American International Group, Inc.
0.92%, 07/19/13(E)†Δ	400,000	502,404
3.75%, 11/30/13 144A	400,000	405,046
3.65%, 01/15/14	1,020,000	1,042,358
3.00%, 03/20/15Δ	3,355,000	3,374,134
8.25%, 08/15/18 144A	1,350,000	1,633,732
AmeriGas Partners LP
6.25%, 08/20/19Δ	500,000	505,000
Amgen, Inc.
1.88%, 11/15/14Δ	1,513,000	1,537,370
Astoria Financial Corporation
5.00%, 06/19/17Δ	770,000	770,784
AT&T, Inc.
0.88%, 02/13/15Δ	1,040,000	1,039,892
1.70%, 06/01/17Δ	1,100,000	1,106,413
AutoZone, Inc.
5.50%, 11/15/15Δ	525,000	589,913
AvalonBay Communities, Inc.
6.13%, 11/01/12Δ	317,000	322,107
Bank of America Corporation
5.38%, 09/11/12Δ	800,000	806,075
3.75%, 07/12/16Δ	420,000	423,809
6.50%, 08/01/16	2,640,000	2,901,682
3.88%, 03/22/17Δ	1,860,000	1,896,808
Bank of New York Mellon Corporation
4.30%, 05/15/14Δ	790,000	842,627
BB&T Corporation
3.38%, 09/25/13	400,000	411,602
1.17%, 04/28/14†	310,000	311,860
Best Buy Co., Inc.
6.75%, 07/15/13Δ	320,000	333,620
BMW US Capital LLC
0.92%, 12/21/12†	3,000,000	2,996,535
Broadcom Corporation
1.50%, 11/01/13	520,000	526,560
Brocade Communications Systems Inc
6.63%, 01/15/18	1,055,000	1,110,388

	Par	Value
Capital One Capital V
10.25%, 08/15/39	$830,000	$850,750
Capital One Capital VI
8.88%, 05/15/40	415,000	423,819
Capital One Financial Corporation
6.25%, 11/15/13	1,210,000	1,281,184
2.13%, 07/15/14Δ	600,000	605,408
CareFusion Corporation
4.13%, 08/01/12	1,720,000	1,724,629
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	400,000	428,376
Centerpoint Energy Houston Electric LLC
5.70%, 03/15/13	1,114,000	1,153,716
CenterPoint Energy, Inc.
6.85%, 06/01/15Δ	710,000	800,722
CenturyLink, Inc.
5.50%, 04/01/13	790,000	811,844
Chesapeake Energy Corporation
7.63%, 07/15/13Δ	355,000	367,869
Citigroup, Inc.
1.32%, 02/15/13†	730,000	730,141
2.47%, 08/13/13†	700,000	705,094
6.00%, 12/13/13	300,000	315,394
4.45%, 01/10/17	2,230,000	2,339,970
CMS Energy Corporation
4.25%, 09/30/15Δ	255,000	266,393
Coca-Cola Enterprises, Inc.
1.13%, 11/12/13Δ	780,000	783,497
ConocoPhillips
4.75%, 10/15/12	1,000,000	1,011,233
4.75%, 02/01/14Δ	400,000	425,018
Constellation Energy Group, Inc.
4.55%, 06/15/15	582,000	625,454
Coventry Health Care, Inc.
5.95%, 03/15/17	575,000	653,252
Credit Suisse Group Finance US, Inc.
3.13%, 09/14/12(E)	925,000	1,175,098
Daimler Finance NA LLC
1.07%, 03/28/14 144A†	2,600,000	2,595,177
1.95%, 03/28/14 144A	1,120,000	1,131,620
Danaher Corporation
1.30%, 06/23/14	300,000	303,268
DENTSPLY International, Inc.
1.97%, 08/15/13†	590,000	593,451
Digital Realty Trust LP
4.50%, 07/15/15	425,000	444,207
DIRECTV Holdings LLC
4.75%, 10/01/14Δ	680,000	730,321
DISH DBS Corporation
4.63%, 07/15/17 144AΔ	770,000	774,812
Dollar General Corporation
4.13%, 07/15/17Δ	650,000	662,188
DTE Energy Co.
1.17%, 06/03/13†	630,000	631,193
Duke Realty LP
5.40%, 08/15/14	440,000	467,555
Eastman Chemical Co.
2.40%, 06/01/17	400,000	404,704
eBay, Inc.
0.88%, 10/15/13Δ	330,000	332,033

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Enterprise Products Operating LLC
6.13%, 02/01/13	$1,005,000	$1,032,772
6.38%, 02/01/13	750,000	771,704
5.65%, 04/01/13	1,030,000	1,062,810
EOG Resources, Inc.
1.22%, 02/03/14†	2,900,000	2,925,723
Equifax, Inc.
4.45%, 12/01/14Δ	140,000	147,977
ERAC USA Finance LLC
2.75%, 07/01/13 144A	370,000	375,020
2.25%, 01/10/14 144A	330,000	332,104
Exelon Generation Co., LLC
5.35%, 01/15/14Δ	808,000	856,187
Express Scripts Holding Co.
2.10%, 02/12/15 144A	280,000	282,916
3.50%, 11/15/16 144A	416,000	438,435
2.65%, 02/15/17 144A	1,065,000	1,084,671
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	587,000	587,015
Ford Motor Credit Co., LLC
7.50%, 08/01/12Δ	3,000,000	3,012,051
3.88%, 01/15/15Δ	2,781,000	2,865,634
3.00%, 06/12/17	560,000	557,549
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15Δ	200,000	199,444
2.15%, 03/01/17Δ	210,000	207,277
Frontier Communications Corporation
6.25%, 01/15/13	830,000	851,269
General Electric Capital Corporation
1.88%, 09/16/13	200,000	202,146
1.10%, 04/07/14†	700,000	699,747
5.90%, 05/13/14	460,000	499,895
3.75%, 11/14/14Δ	660,000	693,315
2.15%, 01/09/15Δ	960,000	976,774
Genworth Financial, Inc.
5.75%, 06/15/14Δ	910,000	925,159
Genzyme Corporation
3.63%, 06/15/15	395,000	424,067
George Washington University
1.83%, 09/15/17	3,100,000	3,126,428
Georgia Power Co.
1.30%, 09/15/13	720,000	726,065
Georgia-Pacific LLC
8.25%, 05/01/16 144A	1,535,000	1,694,752
Gilead Sciences, Inc.
2.40%, 12/01/14Δ	280,000	288,745
Goldman Sachs Group, Inc.
1.47%, 02/07/14†	910,000	899,549
5.13%, 01/15/15	225,000	235,051
3.30%, 05/03/15Δ	1,290,000	1,290,686
3.63%, 02/07/16	1,780,000	1,781,682
1.03%, 05/23/16(E)†	2,900,000	3,335,925
Hartford Financial Services Group, Inc.
4.00%, 03/30/15	320,000	335,823
HCP, Inc.
2.70%, 02/01/14	210,000	213,436
Health Care REIT, Inc.
6.00%, 11/15/13	540,000	566,374

	Par	Value
Hewlett-Packard Co.
0.75%, 05/24/13†	$3,600,000	$3,593,095
2.63%, 12/09/14Δ	520,000	532,877
2.35%, 03/15/15Δ	800,000	813,014
HSBC USA, Inc.
2.38%, 02/13/15	400,000	404,814
Hyundai Capital America
3.75%, 04/06/16 144A	190,000	197,153
Ingredion, Inc.
3.20%, 11/01/15	200,000	208,796
International Business Machines Corporation
2.10%, 05/06/13	1,250,000	1,266,862
Interpublic Group of Cos., Inc.
6.25%, 11/15/14	700,000	768,250
Jabil Circuit, Inc.
7.75%, 07/15/16Δ	295,000	337,775
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	568,458
John Deere Capital Corporation
0.95%, 06/29/15Δ	1,080,000	1,082,570
JPMorgan Chase & Co.
3.70%, 01/20/15Δ	1,000,000	1,043,715
Kellogg Co.
1.13%, 05/15/15Δ	760,000	764,194
KeyCorp
3.75%, 08/13/15Δ	360,000	381,453
Kraft Foods Group, Inc.
1.63%, 06/04/15 144A	350,000	353,954
Kraft Foods, Inc.
2.63%, 05/08/13	230,000	233,452
1.34%, 07/10/13†	2,900,000	2,911,342
5.25%, 10/01/13Δ	230,000	242,175
Kroger Co.
2.20%, 01/15/17	500,000	506,129
Lehman Escrow Bonds
0.00%, 03/01/42+	2,600,000	—
0.00%, 12/31/99	600,000	139,500
Life Technologies Corporation
4.40%, 03/01/15	600,000	638,026
3.50%, 01/15/16Δ	800,000	833,562
Lincoln National Corporation
4.30%, 06/15/15	1,210,000	1,275,707
Masco Corporation
4.80%, 06/15/15	365,000	375,285
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	1,500,000	1,530,384
6.75%, 05/21/13(E)	700,000	918,097
5.00%, 01/15/15Δ	2,700,000	2,795,216
MetLife, Inc.
2.38%, 02/06/14Δ	290,000	296,023
Metropolitan Life Global Funding I
1.22%, 01/10/14 144A†	1,000,000	1,001,170
Microsoft Corporation
2.95%, 06/01/14	900,000	941,220
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	550,000	556,947
Morgan Stanley
1.45%, 04/29/13†	1,010,000	996,214
Nabors Industries, Inc.
9.25%, 01/15/19	2,300,000	2,989,977

See Notes to Financial Statements.

	Par	Value
National Rural Utilities Cooperative Finance Corporation
1.13%, 11/01/13	$330,000	$332,099
1.00%, 02/02/15Δ	390,000	392,193
NBCUniversal Media LLC
3.65%, 04/30/15	550,000	584,731
NCUA Guaranteed Notes
1.40%, 06/12/15+	1,180,000	1,203,293
New York Life Global Funding
0.73%, 04/04/14 144A†	1,600,000	1,599,445
1.30%, 01/12/15 144AΔ	1,715,000	1,719,709
NextEra Energy Capital Holdings, Inc.
2.55%, 11/15/13	750,000	761,266
Nissan Motor Acceptance Corporation
3.25%, 01/30/13 144A	580,000	585,679
Northeast Utilities
1.22%, 09/20/13†	1,325,000	1,330,781
Novartis Capital Corporation
4.13%, 02/10/14	210,000	221,780
Oracle Corporation
3.75%, 07/08/14	970,000	1,030,483
Overseas Private Investment Corporation
0.92%, 04/15/16Ω†	1,600,000	2,129,611
0.00%, 07/12/16†	2,100,000	2,562,132
PACCAR Financial Corporation
1.55%, 09/29/14	470,000	477,356
1.05%, 06/05/15	220,000	220,891
Pacific Life Global Funding
5.15%, 04/15/13 144A	460,000	475,996
Penske Truck Leasing Co. LP PTL Finance Corporation
3.13%, 05/11/15 144AΔ	1,915,000	1,927,758
Petrohawk Energy Corp
7.25%, 08/15/18	1,030,000	1,159,759
Pfizer, Inc.
3.63%, 06/03/13(E)	100,000	129,954
Phillips 66
1.95%, 03/05/15 144A	210,000	211,641
2.95%, 05/01/17 144A	210,000	216,031
Principal Financial Group, Inc.
7.88%, 05/15/14Δ	615,000	685,214
Procter & Gamble Co.
3.50%, 02/15/15Δ	200,000	214,469
Prudential Financial, Inc.
3.63%, 09/17/12	945,000	950,507
2.75%, 01/14/13	650,000	656,499
Raytheon Co.
1.40%, 12/15/14	320,000	324,864
Regions Financial Corporation
4.88%, 04/26/13Δ	649,000	660,358
Reynolds Group Issuer, Inc.
7.75%, 10/15/16 144AΔ	595,000	629,213
Rockies Express Pipeline LLC
3.90%, 04/15/15 144A	663,000	641,452
Rock-Tenn Co.
4.45%, 03/01/19 144A	315,000	324,029
Rohm & Haas Co.
3.50%, 09/19/12(E)	990,000	1,258,510
Ryder System, Inc.
2.50%, 03/01/17	975,000	984,849

	Par	Value
Samsung Electronics America Inc
1.75%, 04/10/17 144A	$1,150,000	$1,148,327
SBA Tower Trust
4.25%, 04/15/15 144AΔ	510,000	534,604
SESI LLC
6.88%, 06/01/14	1,330,000	1,331,662
Simon Property Group LP REIT
4.20%, 02/01/15	140,000	147,679
SLM Corporation
5.00%, 10/01/13	1,220,000	1,262,700
Southeast Supply Header LLC
4.85%, 08/15/14 144A	945,000	995,139
Steel Dynamics, Inc.
6.75%, 04/01/15Δ	1,250,000	1,275,000
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	593,778	612,733
Stryker Corporation
3.00%, 01/15/15Δ	450,000	473,808
2.00%, 09/30/16	850,000	871,746
TD Ameritrade Holding Corporation
4.15%, 12/01/14Δ	660,000	698,091
Tennessee Gas Pipeline Co.
8.00%, 02/01/16 144A	1,170,000	1,382,179
Tesoro Corporation
6.63%, 11/01/15Δ	860,000	879,350
Tiers Trust United States
2.22%, 05/12/14 144A†	1,385,000	1,385,000
Time Warner Cable, Inc.
7.50%, 04/01/14	350,000	388,203
Time Warner, Inc.
3.15%, 07/15/15Δ	290,000	306,063
Toyota Motor Credit Corporation
1.00%, 02/17/15Δ	1,460,000	1,462,670
Union Bank NA
2.13%, 12/16/13	790,000	802,267
1.42%, 06/06/14†	3,000,000	2,985,330
United Air Lines, Inc.
10.40%, 05/01/18Δ	703,290	802,665
9.75%, 07/15/18	768,095	873,708
United Technologies Corporation
1.20%, 06/01/15Δ	220,000	222,719
1.80%, 06/01/17	870,000	889,519
Universal City Development Partners, Ltd. UCDP Finance Inc.
8.88%, 11/15/15	1,014,000	1,086,621
US Bancorp
1.38%, 09/13/13	720,000	726,333
Verizon Communications, Inc.
1.25%, 11/03/14Δ	1,250,000	1,266,105
Vornado Realty LP
4.25%, 04/01/15Δ	700,000	738,704
Wachovia Bank NA
4.80%, 11/01/14Δ	360,000	383,844
Wachovia Corporation
5.50%, 05/01/13	3,100,000	3,221,802
WellPoint, Inc.
2.38%, 02/15/17Δ	1,060,000	1,087,508

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wells Fargo & Co.
3.75%, 10/01/14	$1,000,000	$1,056,357
1.50%, 07/01/15Δ	440,000	440,653
WM Wrigley Jr Co.
3.70%, 06/30/14 144A	1,420,000	1,467,868
WPX Energy Inc
5.25%, 01/15/17 144AΔ	780,000	793,650
Xerox Corporation
1.87%, 09/13/13†Δ	1,305,000	1,314,590
XTO Energy, Inc.
6.25%, 04/15/13	600,000	625,435

Total Corporate Bonds (Cost $188,750,744)		191,097,350

FOREIGN BONDS — 18.9%
Australia — 1.5%
Asciano Finance, Ltd.
3.13%, 09/23/15 144A	620,000	617,515
Australia Government Bond
5.50%, 12/15/13(A)	3,200,000	3,417,494
BHP Billiton Finance USA, Ltd.
1.00%, 02/24/15Δ	1,100,000	1,103,174
Commonwealth Bank of Australia
2.13%, 03/17/14 144A	850,000	862,053
2.90%, 09/17/14 144A	3,000,000	3,141,309
National Australia Bank
2.00%, 03/09/15Δ	1,040,000	1,043,316
Rio Tinto Finance USA, PLC
1.13%, 03/20/15Δ	500,000	501,457
Westfield Capital
5.13%, 11/15/14 144A	730,000	772,768
Woodside Finance, Ltd.
4.50%, 11/10/14 144A	490,000	518,625

		11,977,711

Bermuda — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14	880,000	1,000,644
Qtel International Finance, Ltd.
6.50%, 06/10/14 144A	660,000	722,040

		1,722,684

Brazil — 0.3%
Banco Bradesco SA
2.57%, 05/16/14 144A†	520,000	519,597
Banco do Brasil SA
4.50%, 01/22/15 144A	680,000	722,500
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144AΔ	710,000	720,650
Companhia de Eletricidade do Estado da Bahia
11.75%, 04/27/16 144A(B)	1,200,000	642,270

		2,605,017

Canada — 3.5%
Bank of Nova Scotia
1.85%, 01/12/15Δ	970,000	988,585
2.15%, 08/03/16 144A	690,000	717,802
1.75%, 03/22/17 144AΔ	1,211,000	1,236,598
Barrick Gold Corporation
1.75%, 05/30/14	340,000	344,336

	Par	Value
Caisse Centrale Desjardins du Quebec
1.70%, 09/16/13 144A	$1,320,000	$1,333,473
1.60%, 03/06/17 144AΔ	849,000	859,481
Canadian Government Bond
2.25%, 08/01/14(C)	5,200,000	5,235,497
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 144A	1,060,000	1,069,937
CDP Financial, Inc.
3.00%, 11/25/14 144A	735,000	773,343
Manulife Financial Corporation
3.40%, 09/17/15	5,000	5,142
National Bank of Canada
1.50%, 06/26/15Δ	1,920,000	1,927,306
Nexen, Inc.
5.20%, 03/10/15	790,000	840,098
NOVA Chemicals Corporation
8.38%, 11/01/16	1,250,000	1,396,875
Province of Manitoba
1.38%, 04/28/14	1,000,000	1,017,922
Province of Ontario
2.95%, 02/05/15Δ	800,000	844,542
2.30%, 05/10/16Δ	3,000,000	3,132,645
Rogers Communications, Inc.
6.25%, 06/15/13	1,300,000	1,365,913
6.38%, 03/01/14	320,000	348,660
Teck Resources, Ltd.
3.15%, 01/15/17	346,000	357,280
Toronto-Dominion Bank
1.38%, 07/14/14	670,000	677,391
1.63%, 09/14/16Δ	284,000	289,563
1.50%, 03/13/17 144A	2,146,000	2,166,911
TransCanada PipeLines, Ltd.
3.40%, 06/01/15	360,000	383,835
Xstrata Finance Canada, Ltd.
2.85%, 11/10/14 144A	540,000	550,578

		27,863,713

Cayman Islands — 0.4%
IPIC GMTN, Ltd.
3.13%, 11/15/15 144A	330,000	341,963
Petrobras International Finance Co.
2.88%, 02/06/15Δ	300,000	305,250
3.88%, 01/27/16	590,000	612,090
Thames Water Utilities Cayman Finance, Ltd.
6.13%, 02/04/13(E)	1,000,000	1,303,376
Transocean, Inc.
4.95%, 11/15/15Δ	595,000	641,118

		3,203,797

Chile — 0.6%
Banco Santander Chile
2.07%, 01/19/16 144A†	2,500,000	2,304,025
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15Δ	1,260,000	1,364,250
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144A	960,000	1,026,122

		4,694,397

See Notes to Financial Statements.

	Par	Value
Denmark — 0.2%
Danske Bank A/S
1.52%, 04/14/14 144A†	$950,000	$929,419
FIH Erhvervsbank A/S
2.45%, 08/17/12 144A	450,000	451,162

		1,380,581

France — 1.6%
Banque PSA Finance SA
2.36%, 04/04/14 144A†	2,000,000	1,946,154
BPCE SA
2.22%, 02/07/14 144A†	2,300,000	2,273,308
Cie de Financement Foncier SA
2.13%, 04/22/13 144A	3,000,000	3,017,862
RCI Banque SA
1.67%, 04/07/15(E)†	900,000	1,018,318
Sanofi SA
1.63%, 03/28/14	510,000	518,799
Total Capital International SA
1.50%, 02/17/17	320,000	321,624
Total Capital SA
3.00%, 06/24/15Δ	2,800,000	2,973,687
Veolia Environnement SA
5.25%, 06/03/13Δ	520,000	536,880

		12,606,632

Germany — 2.1%
Bundesschatzanweisungen
0.75%, 09/13/13(E)	7,300,000	9,313,634
Deutsche Bank AG
5.38%, 10/12/12	3,855,000	3,904,718
State of North Rhine-Westphalia
1.63%, 09/17/14	3,100,000	3,129,103

		16,347,455

India — 0.0%
ICICI Bank, Ltd.
5.50%, 03/25/15 144A	395,000	404,739
Ireland — 0.4%
DanFin Funding, Ltd.
1.17%, 07/16/13 144A†	2,800,000	2,810,791
Italy — 0.5%
Intesa Sanpaolo SpA
2.87%, 02/24/14 144A†	2,900,000	2,724,443
Telecom Italia SpA
1.19%, 12/06/12(E)†	900,000	1,132,029

		3,856,472

Luxembourg — 0.4%
Covidien International Finance SA
1.88%, 06/15/13Δ	570,000	575,764
1.35%, 05/29/15Δ	270,000	270,542
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19Δ	700,000	876,603
6.00%, 01/23/21 144A@	1,300,000	1,400,126

		3,123,035

Mexico — 0.7%
America Movil SAB de CV
3.63%, 03/30/15Δ	200,000	213,713
2.38%, 09/08/16	380,000	391,742

	Par	Value
Mexican Bonos
7.25%, 12/15/16(M)	$19,500,000	$1,603,057
Petroleos Mexicanos
4.88%, 03/15/15Δ	1,250,000	1,354,688
5.50%, 01/21/21	1,400,000	1,589,000

		5,152,200

Netherlands — 1.4%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	2,672,000	2,788,809
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.95%, 10/08/12(E)†	1,020,000	1,291,660
ING Bank NV
1.52%, 03/15/13 144A†	1,730,000	1,730,931
3.75%, 03/07/17 144A	900,000	896,730
Volkswagen International Finance NV
0.91%, 10/01/12 144A†	1,700,000	1,701,231
1.21%, 03/21/14 144A†@	100,000	100,088
1.07%, 04/01/14 144A†	1,200,000	1,198,140
1.63%, 03/22/15 144A	1,100,000	1,104,541

		10,812,130

Netherlands Antilles — 0.0%
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	300,000	304,373

Norway — 0.1%
Sparebank 1 Boligkreditt AS
1.25%, 10/25/14 144A	370,000	371,956
Statoil ASA
2.90%, 10/15/14	650,000	682,088

		1,054,044

Panama — 0.0%
Panama Government International Bond
7.25%, 03/15/15	265,000	303,425

Peru — 0.0%
Banco de Credito del Peru
6.13%, 04/24/27 144A†Δ	380,000	391,400

Portugal — 0.1%
Obrigacoes do Tesouro
2.17%, 05/16/47(E)	619,905	784,209

Qatar — 0.1%
Qatar Government International Bond
3.13%, 01/20/17Δ	580,000	607,550

Singapore — 0.1%
Oversea-Chinese Banking Corporation, Ltd.
1.63%, 03/13/15 144A	500,000	502,717

South Africa — 0.1%
South Africa Government International Bond
6.50%, 06/02/14	530,000	584,590

South Korea — 0.9%
Export-Import Bank of Korea
1.62%, 09/21/13 144A@	2,400,000	2,405,823
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	2,900,000	3,050,664

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Korea National Oil Corporation
2.88%, 11/09/15	$770,000	$785,480
Lotte Shopping Co., Ltd.
3.38%, 05/09/17 144A	730,000	743,104

		6,985,071

Spain — 0.1%
Telefonica Emisiones SA Unipersonal
2.58%, 04/26/13Δ	710,000	699,527

Supranational — 0.1%
Asian Development Bank
3.38%, 05/20/14(K)	6,400,000	1,106,423

Sweden — 0.9%
Nordea Bank AB
1.37%, 01/14/14 144A†Δ	2,900,000	2,901,624
2.25%, 03/20/15 144A	995,000	999,242
Stadshypotek AB
1.45%, 09/30/13 144AΔ	2,900,000	2,923,409

		6,824,275

Switzerland — 0.2%
Credit Suisse NY
1.43%, 01/14/14†Δ	1,200,000	1,201,813

United Kingdom — 2.3%
Anglo American Capital PLC
2.15%, 09/27/13 144A	360,000	362,784
Barclays Bank PLC
2.50%, 01/23/13	1,700,000	1,712,626
1.51%, 01/13/14†	580,000	580,875
2.38%, 01/13/14Δ	2,900,000	2,907,937
BP Capital Markets PLC
5.25%, 11/07/13	1,047,000	1,109,769
British Telecom- munications PLC
2.00%, 06/22/15	2,110,000	2,140,530
Experian Finance PLC
2.38%, 06/15/17 144A	540,000	541,232
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	670,000	670,394
HSBC Bank PLC
1.27%, 01/17/14 144A†Δ	1,230,000	1,233,239
1.63%, 07/07/14 144AΔ	650,000	655,574
3.10%, 05/24/16 144A	1,015,000	1,049,050
Kingfisher PLC
4.13%, 11/23/12(E)	380,000	486,932
Lloyds TSB Bank PLC
2.82%, 01/24/14†	3,840,000	3,863,005
Royal Bank of Scotland PLC
3.25%, 01/11/14Δ	780,000	783,374

		18,097,321

Virgin Islands (British) — 0.1%
Arcos Dorados Holdings Inc
10.25%, 07/13/16 144A(B)	1,600,000	844,411

Total Foreign Bonds (Cost $148,403,373)		148,852,503

MORTGAGE-BACKED SECURITIES — 24.6%
Adjustable Rate Mortgage Trust
3.26%, 03/25/37†	2,441,030	1,304,242
American Home Mortgage Investment Trust
2.57%, 10/25/34†	670,347	610,284

	Par	Value
American Home Mortgage Assets LLC
1.07%, 11/25/46†	$1,069,523	$442,460
Arkle Master Issuer PLC
1.62%, 05/17/60 144A†	4,260,000	4,269,418
1.72%, 05/17/60†	250,000	250,904
1.72%, 05/17/60 144A†	1,240,000	1,246,304
Arran Residential Mortgages Funding PLC
1.67%, 05/16/47 144A†	423,602	423,950
1.67%, 11/19/47 144A†	241,113	241,451
1.92%, 11/19/47 144A†	1,800,000	1,802,209
Banc of America Funding Corporation
5.70%, 01/20/47†	752,910	458,823
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.76%, 11/10/39	615,000	642,074
5.45%, 01/15/49	1,990,000	2,096,939
5.81%, 06/10/49†	297,338	298,875
Banc of America Mortgage Securities, Inc.
6.50%, 10/25/31	114,004	120,046
Bear Stearns Adjustable Rate Mortgage Trust
2.89%, 01/25/34†	360,995	361,822
3.35%, 07/25/34†	584,318	561,180
2.84%, 10/25/34†	274,126	262,448
2.57%, 03/25/35†	1,051,670	1,025,801
Bear Stearns Alt-A Trust
0.99%, 11/25/34†	325,592	307,587
2.88%, 09/25/35†	567,794	388,939
Bear Stearns Commercial Mortgage Securities
5.74%, 06/11/50	895,000	935,758
Commercial Mortgage Pass-Through Certificates
6.10%, 07/16/34 144A	19,919	19,973
Countrywide Alternative Loan Trust
6.00%, 10/25/32	53,305	55,966
Countrywide Home Loan Mortgage Pass-Through Trust
0.79%, 02/25/35†	203,540	170,301
Credit Suisse Mortgage Capital Certificates
5.97%, 09/15/39†	1,155,000	1,204,223
5.62%, 09/15/40†	850,000	909,360
6.41%, 02/15/41†	1,367,861	1,395,681
1.25%, 02/27/47†	2,135,260	2,100,616
DBRR Trust
5.93%, 06/17/49 144A†	1,805,000	2,032,648
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	615,617	357,120
5.89%, 10/25/36 STEP	615,617	357,547
Extended Stay America Trust
2.95%, 11/05/27 144A	4,245,791	4,277,481
Fannie Mae Grantor Trust
3.31%, 02/25/32	157,914	163,383
FDIC Structured Sale Guaranteed Notes
0.47%, 10/25/13 144A†	2,300,000	2,284,045
3.00%, 09/30/19 144A	836,481	854,256
0.97%, 12/04/20 144A†	2,048,021	2,062,101

See Notes to Financial Statements.

	Par	Value
3.25%, 04/25/38 144A	$666,366	$682,192
0.80%, 02/25/48 144A†	479,223	479,556
FDIC Trust
2.18%, 05/25/50 144A	1,242,188	1,248,420
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	346,274	369,983
5.00%, 02/01/19	362,586	387,287
5.00%, 12/01/19	717,409	770,404
5.50%, 05/01/22	2,343,698	2,551,861
2.59%, 07/01/27†	14,774	15,803
2.38%, 11/01/31†	81,596	86,435
2.38%, 04/01/32†	11,818	12,564
2.16%, 06/01/33†	1,269,051	1,337,103
2.38%, 10/01/34†	314,083	330,801
2.51%, 08/01/35†	1,044,600	1,115,052
2.10%, 09/01/35†	527,890	552,842
2.38%, 10/01/35†	860,605	916,860
2.55%, 04/01/36†	801,908	857,017
5.50%, 05/01/38	2,007,764	2,182,827
5.50%, 02/01/40	598,004	650,146
Federal Home Loan Mortgage Corporation REMIC
0.59%, 12/15/30†	76,183	76,194
4.50%, 09/15/41	1,308,723	1,426,449
4.50%, 11/15/41	1,425,041	1,566,956
Federal Housing Authority
7.43%, 09/01/22+	1,236	1,211
Federal National Mortgage Association
3.50%, 07/01/41 TBA	5,000,000	5,255,469
0.59%, 07/01/16†	1,900,000	1,912,523
5.00%, 01/01/18	777,262	841,570
5.00%, 07/01/19	160,379	173,649
5.00%, 05/01/21	1,480,151	1,602,615
5.00%, 11/01/21	615,143	666,038
2.35%, 12/01/24†	48,417	48,634
9.00%, 05/01/25	12,769	12,816
9.00%, 07/01/25	34,067	34,512
2.50%, 08/16/27	3,300,000	3,392,812
2.36%, 09/01/31†	132,855	141,245
1.58%, 08/01/32†	1,001,276	1,039,666
5.50%, 10/01/32	715,193	788,906
2.24%, 12/01/32†	728,558	770,448
2.00%, 04/01/33†	206,031	217,828
2.20%, 06/01/33†	194,509	202,333
2.58%, 06/01/33†	67,667	72,145
2.67%, 10/01/33†	453,220	484,349
2.55%, 12/01/33†	150,071	159,071
3.20%, 03/01/34†	106,077	107,624
2.17%, 09/01/34†	275,937	288,278
2.19%, 09/01/34†	341,822	356,944
2.06%, 10/01/34†	342,786	359,621
2.24%, 10/01/34†	451,228	476,466
2.61%, 02/01/35†	431,753	459,276
5.00%, 07/01/35	2,900,486	3,163,341
2.41%, 09/01/35†	989,122	1,048,054
2.61%, 12/01/35†	39,211	41,749
4.00%, 11/01/40	958,358	1,021,596
3.50%, 08/01/41 TBA	32,000,000	33,545,002
4.00%, 09/01/41	1,454,585	1,551,022
1.35%, 08/01/42†	647,643	653,411
1.35%, 07/01/44†	521,161	526,401
1.35%, 10/01/44†	358,452	361,502

	Par	Value
Federal National Mortgage Association REMIC
4.00%, 11/25/19	$267,462	$279,716
0.85%, 05/25/30†	661,909	662,653
0.90%, 05/25/30†	523,370	523,663
5.50%, 10/25/40 IOΩ	4,839,494	735,868
0.80%, 09/25/41†	5,675,852	5,684,479
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	460,717	463,653
3.61%, 06/25/14	1,095,000	1,130,925
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,000,000	3,360,729
FHLMC Structured Pass-Through Securities
1.25%, 05/25/43†	1,017,303	1,043,389
1.53%, 07/25/44†	1,591,266	1,653,425
First Horizon Alternative Mortgage Securities
2.59%, 06/25/34†	592,929	524,565
GMAC Commercial Mortgage Securities, Inc.
5.30%, 08/10/38†	1,520,000	1,602,959
Government National Mortgage Association
2.38%, 06/20/17†	7,623	7,917
2.38%, 06/20/21†	4,949	5,140
1.63%, 03/20/22†	280,943	291,316
1.63%, 01/20/23†	38,551	39,974
2.38%, 05/20/24†	77,924	80,935
1.63%, 07/20/25†	92,215	95,373
1.63%, 08/20/25†	25,351	26,219
1.63%, 11/20/25†	76,186	78,935
1.63%, 12/20/26†	102,349	106,043
1.63%, 07/20/27†	2,452	2,536
1.63%, 10/20/27†	40,008	41,452
8.50%, 10/15/29	26,181	27,260
0.84%, 02/16/30†	144,614	146,114
8.50%, 03/15/30	1,018	1,022
8.50%, 04/15/30	5,517	5,722
8.50%, 05/15/30	129,675	141,774
2.38%, 05/20/30†	70,300	73,016
8.50%, 06/15/30	6,655	6,849
8.50%, 07/15/30	58,663	65,025
8.50%, 08/15/30	16,906	19,393
8.50%, 09/15/30	2,003	2,036
8.50%, 11/15/30	14,282	16,952
8.50%, 12/15/30	31,311	38,423
8.50%, 02/15/31	18,264	19,592
5.16%, 06/16/31†	894,052	908,265
0.54%, 03/20/37†	1,697,275	1,693,438
0.54%, 05/20/37†	724,397	722,757
Granite Mortgages PLC
1.12%, 01/20/44(E)†	271,157	332,787
Greenpoint Mortgage Funding Trust
0.43%, 01/25/37†	860,155	410,037
0.52%, 11/25/45†	235,102	137,746
GSR Mortgage Loan Trust
2.87%, 09/25/34†	589,398	543,780
2.65%, 09/25/35†	2,095,377	2,036,909
HarborView Mortgage Loan Trust
2.95%, 12/19/35†	1,512,192	1,060,470

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Holmes Master Issuer PLC
0.57%, 07/15/20†	$3,915,000	$3,914,480
1.82%, 10/15/54 144A†	380,000	381,015
1.87%, 10/15/54 144A†	1,740,000	1,747,861
2.16%, 10/15/54(E)†	450,000	573,042
Holmes Master Issuer PLC
1.87%, 10/15/54†	1,060,000	1,065,020
Indymac Index Mortgage Loan Trust
0.52%, 06/25/37†	649,421	134,950
0.44%, 09/25/46†	979,089	579,131
JP Morgan Chase Commercial Mortgage Securities Corporation
2.14%, 11/15/28 144A†@	4,500,000	4,518,283
5.12%, 07/15/41	955,000	1,013,609
JP Morgan Mortgage Trust
5.01%, 02/25/35†	251,085	251,286
Luminent Mortgage Trust
0.42%, 12/25/36†	1,033,557	602,048
MASTR Adjustable Rate Mortgages Trust
2.75%, 12/25/33†	444,459	404,058
Merrill Lynch Floating Trust
0.78%, 07/09/21 144A†	163,350	159,884
Merrill Lynch Mortgage Trust
5.24%, 11/12/35†	1,260,000	1,316,289
MLCC Mortgage Investors, Inc.
2.35%, 12/25/34†	790,914	795,895
2.28%, 02/25/36†	866,910	762,359
Morgan Stanley Capital I
5.36%, 12/15/44	169,972	169,725
Morgan Stanley Reremic Trust
5.98%, 08/12/45 144A†	880,000	997,229
5.98%, 08/15/45 144A†	880,000	997,229
2.50%, 03/23/51 144A	862,280	869,017
NCUA Guaranteed Notes
1.84%, 10/07/20	236,857	239,780
2.90%, 10/29/20	730,000	776,873
0.81%, 12/08/20†	3,820,538	3,836,661
0.78%, 03/09/21†	3,033,250	3,034,675
Opteum Mortgage Acceptance Corporation
0.53%, 11/25/35†	379,622	375,218
Permanent Master Issuer PLC
1.14%, 04/15/20(U)†	2,060,000	3,210,313
0.58%, 07/15/33†	830,000	829,363
Provident Funding Mortgage Loan Trust
2.62%, 04/25/34†	882,451	863,303
Residential Accredit Loans, Inc.
0.65%, 01/25/33†	199,637	190,234
Residential Asset Securitization Trust
0.55%, 05/25/35†	411,698	343,903
Residential Funding Mortgage Securities I
6.50%, 03/25/32	26,364	27,715
Sequoia Mortgage Trust
2.87%, 01/25/42†	1,877,375	1,892,173
3.50%, 04/25/42†	1,946,942	1,998,717
Structured Adjustable Rate Mortgage Loan Trust
2.76%, 08/25/34†	923,545	796,927

	Par	Value
0.55%, 09/25/34†	$170,436	$127,214
Structured Asset Mortgage Investments, Inc.
2.15%, 10/19/34†	397,391	241,098
0.49%, 07/19/35†	151,465	114,871
0.53%, 02/25/36†	794,748	434,807
Superannuation Members Home Loans Global Fund
0.75%, 03/09/36†	1,099,285	1,096,987
0.74%, 06/12/40(E)†	699,961	865,056
TBW Mortgage Backed Pass-Through Certificates
6.02%, 07/25/37 STEP	525,000	318,978
Wachovia Bank Commercial Mortgage Trust
5.42%, 01/15/45†	1,415,000	1,572,842
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.00%, 05/25/47†	861,079	159,644
Washington Mutual Mortgage Pass-Through Certificates
2.55%, 02/25/37†	781,898	503,776
5.00%, 05/25/37†	936,923	638,231
3.91%, 07/25/37†	2,197,977	1,417,915
1.55%, 06/25/42†	26,941	21,806
0.56%, 01/25/45†	930,441	773,199
0.57%, 08/25/45†	386,373	315,473
0.54%, 10/25/45†	403,977	323,423
1.13%, 06/25/46†	1,490,571	1,105,409
0.90%, 01/25/47†	853,532	499,915
Wells Fargo Mortgage-Backed Securities Trust
2.62%, 12/25/34†	856,741	862,140

Total Mortgage-Backed Securities (Cost $198,932,545)		193,603,374

MUNICIPAL BONDS — 1.7%
California State Public Works Board, California State University Projects, Revenue Bond, Series B-2
7.80%, 03/01/35	800,000	925,168
Chicago Transit Authority, Revenue Bond Series B
6.90%, 12/01/40	1,300,000	1,548,794
Irvine Ranch Water District Joint Powers Agency, Revenue Bond, Escrowed to Maturity
2.61%, 03/15/14	2,800,000	2,902,200
Kentucky Asset/Liability Commission, Revenue Bond
3.17%, 04/01/18	700,000	725,368
North Texas Higher Education Authority, Taxable Student Loan Revenue Bond, Series 1
1.47%, 04/01/40†	440,761	443,005
State of California, General Obligation
5.10%, 08/01/14	170,000	176,181
5.65%, 04/01/39†	1,340,000	1,389,285

See Notes to Financial Statements.

	Par	Value
State of Illinois, General Obligation
3.32%, 01/01/13	$5,500,000	$5,571,610

Total Municipal Bonds (Cost $13,074,567)		13,681,611

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Put Options — 0.0%
U.S. Dollar vs. Mexican Peso, Strike Price $13.62, Expires
07/05/12 (HKSB)	375	77,869
U.S. Dollar vs. Mexican Peso, Strike Price $13.75, Expires
07/05/12 (BAR)	750	224,047

		301,916

Total Purchased Options (Cost $93,487)		301,916

	Par
U.S. TREASURY OBLIGATIONS — 15.8%
U.S. Treasury Bills
0.12%, 09/13/12	$12,000,000	11,998,176
0.17%, 05/30/13	3,312,000	3,306,283

		15,304,459

U.S. Treasury Bonds
8.13%, 05/15/21	41,000	63,963
7.25%, 08/15/22	51,000	77,935
7.63%, 11/15/22	117,000	183,891
3.13%, 11/15/41	1,000,000	1,075,156

		1,400,945

U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21‡‡	1,700,000	2,059,489
0.13%, 01/15/22‡‡	12,400,000	13,346,363

		15,405,852

U.S. Treasury Notes
0.75%, 09/15/13	180,000	181,048
0.25%, 11/30/13	1,000,000	999,492
0.25%, 01/31/14	18,835,000	18,821,025
0.25%, 02/28/14	2,603,000	2,600,764
0.25%, 05/31/14	10,000,000	9,989,060
0.25%, 01/15/15	4,200,000	4,188,517
0.25%, 02/15/15	22,621,000	22,545,016
0.25%, 05/15/15	7,710,000	7,677,472
4.13%, 05/15/15	6,000,000	6,631,410
1.25%, 10/31/15	2,500,000	2,562,695
2.13%, 02/29/16	772,000	816,571
1.38%, 12/31/18	4,300,000	4,396,750
1.25%, 01/31/19	600,000	608,344
3.38%, 11/15/19	67,000	77,526
2.13%, 08/15/21‡‡	9,000,000	9,461,250
2.00%, 02/15/22	900,000	930,445

		92,487,385

Total U.S. Treasury Obligations (Cost $123,514,780)		124,598,641

	Shares	Value
MONEY MARKET FUNDS — 10.7%
GuideStone Money Market Fund (GS4 Class)¥	21,455,441	$21,455,441
Northern Institutional Liquid Assets Portfolio§	63,148,921	63,148,921

Total Money Market Funds (Cost $84,604,362)		84,604,362

	Par
REPURCHASE AGREEMENTS — 12.9%
Citigroup Global Markets, Inc.
0.18% (dated 06/20/12, due 07/03/12, repurchase price $8,400,546, collateralized by Federal National Mortgage Association, 3.500%, due 03/01/42, total market value $8,684,014)	$8,400,000	8,400,000
Goldman Sachs & Co.
0.20% (dated 06/15/12, due 07/06/12, repurchase price $34,304,002, collateralized by Federal Home Loan Mortgage Corporation, 4.500%, due 06/01/41, total market value $35,571,934)	34,300,000	34,300,000
Morgan Stanley & Co., Inc.
0.21% (dated 06/29/12, due 07/02/12, repurchase price $35,400,620, collateralized by U.S. Treasury Note, 2.375%, due 09/30/14, total market value $36,127,292)	35,400,000	35,400,000
0.23% (dated 07/02/12, due 07/03/12, repurchase price $23,300,175, collateralized by U.S. Treasury Note, 2.375%, due 09/30/14, total market value $23,778,885)	23,300,000	23,300,000

Total Repurchase Agreements (Cost $101,400,000)		101,400,000

TOTAL INVESTMENTS — 116.7% (Cost $921,589,896)		920,399,075

	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Swaption — (0.1)%
3-Month LIBOR, Strike Price
$1.40, Expires 03/18/13 (DEUT)	(14,000,000)	(220,378)

Put Options — 0.0%
3-Month LIBOR, Strike Price
$1.40, Expires 03/18/13 (DEUT)	(14,000,000)	(87,335)

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
U.S. Dollar vs. Mexican Peso, Strike Price $13.75, Expires
07/05/12 (HKSB)	(375)	$(108,323)

		(195,658)

Total Written Options (Premiums received $(494,906))		(416,036)

	Par
TBA SALE COMMITMENTS — (1.9)%
Federal National Mortgage Association
4.00%, 07/13/39 TBA	$(4,000,000)	(4,256,875)
Federal Home Loan Mortgage Corporation
5.50%, 07/01/39 TBA	(3,000,000)	(3,260,156)
Federal National Mortgage Association
5.50%, 07/01/37 TBA	(7,000,000)	(7,635,469)

Total TBA Sale Commitments (Cost $(15,118,750))		(15,152,500)

Liabilities in Excess of Other Assets — (14.7)%		(116,146,908)

NET ASSETS — 100.0%		$788,683,631

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	24.6
Corporate Bonds	24.2
Foreign Bonds	18.9
U.S. Treasury Obligations	15.8
Repurchase Agreements	12.9
Money Market Funds	10.7
Asset-Backed Securities	6.9
Future Contracts	6.4
Municipal Bonds	1.7
Agency Obligations	1.0
Swap Agreements	0.4
Purchased Options	— **
Written Options	(0.1)
TBA Sale Commitments	(1.9)
Forward Foreign Currency Contracts	(4.4)

117.1

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

Swap agreements outstanding at June 30, 2012:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Nabors Industries, 6.15% due 02/15/18	(0.63)%	03/20/18	CITI	USD	$1,525,000	$118,158	$—	$118,158
Nabors Industries, 5.375% due 05/15/12	(1.00)%	03/20/19	BNP	USD	2,700,000	192,911	8,660	184,251
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	12/27/33	MSCS	USD	337,316	127,917	—	127,917
Long Beach Mortgage Trust 6.72%, due 02/25/34	(0.49)%	02/25/34	BAR	USD	372,412	164,944	—	164,944
Specialty Underwriting & Residential Finance, 6.62% due 02/25/35	(0.59)%	02/25/35	BAR	USD	353,593	286,613	—	286,613

					$5,288,321	$890,543	$8,660	$881,883

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625%, due 09/15/17	0.67%	1.00%	09/20/13	UBS	USD	$700,000	$2,072	$(12,450)	$14,522

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USD	$5,700,000	$495,821	$813,232	$(317,411)
Dow Jones CDX IG14 Index	(1.00)%	06/20/15	UBS	USD	7,900,000	(64,471)	7,236	(71,707)
Dow Jones CDX IG16 Index	(1.00)%	12/20/15	CS	USD	1,800,000	(10,804)	12,494	(23,298)
Dow Jones CDX IG16 Index	(1.00)%	06/20/16	CS	USD	400,000	(741)	6,567	(7,308)
Dow Jones iTraxx	(1.00)%	12/20/16	CITI	USD	1,400,000	49,322	27,116	22,206
Dow Jones CDX IG9 Index	(0.80)%	12/20/17	BAR	USD	16,552,800	622,904	737,323	(114,419)

					$33,752,800	$1,092,031	$1,603,968	$(511,937)

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3-Month LIBOR	1.50%	06/20/12	CS	EUR	$3,400,000	$(91,027)	$(39,151)	$(51,876)
6-Month BBR BBSW Index	3.75%	03/15/13	CITI	AUD	5,400,000	3,454	5,510	(2,056)
6-Month BBR BBSW Index	4.00%	03/15/13	DEUT	AUD	1,400,000	(10,007)	4,422	(14,429)
6-Month BBR BBSW Index	4.25%	03/15/13	CITI	AUD	200,000	2,684	1,093	1,591
Brazil CETIP Interbank Deposit	11.94%	01/02/14	HSBC	BRL	6,600,000	212,053	8,472	203,581
Brazil CETIP Interbank Deposit	11.96%	01/02/14	GSC	BRL	3,900,000	139,967	(19,431)	159,398
Brazil CETIP Interbank Deposit	8.03%	01/02/14	GSC	BRL	1,000,000	1,007	—	1,007
Brazil CETIP Interbank Deposit	12.56%	02/01/14	BAR	BRL	1,000,000	34,662	669	33,993
Brazil CETIP Interbank Deposit	12.56%	02/01/14	HSBC	BRL	800,000	28,078	838	27,240
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HSBC	BRL	3,800,000	64,422	8,977	55,445
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	400,000	5,935	340	5,595
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	200,000	776	421	355
6-Month EURIBOR	2.00%	03/21/17	BAR	EUR	3,600,000	167,115	106,493	60,622
6-Month BBR BBSW Index	(5.50)%	12/15/17	BAR	AUD	1,500,000	139,547	(5,586)	145,133
6-Month BBR BBSW Index	(5.50)%	12/15/17	DEUT	AUD	1,000,000	92,661	(3,328)	95,989
MXN-TIIE-Banxico	7.50%	02/06/21	UBS	MXN	300,000	2,827	890	1,937

					$34,500,000	$794,154	$70,629	$723,525

Total Swap agreements outstanding at June 30, 2012					$74,241,121	$2,778,800	$1,670,807	$1,107,993

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$7,554,997	$—	$7,554,997	$—
Asset-Backed Securities	54,704,321	—	51,717,063	2,987,258
Corporate Bonds	191,097,350	—	186,832,684	4,264,666
Foreign Bonds	148,852,503	—	148,068,294	784,209
Money Market Funds	84,604,362	84,604,362	—	—
Mortgage-Backed Securities	193,603,374	—	178,662,752	14,940,622
Municipal Bonds	13,681,611	—	13,681,611	—
Purchased Options	301,916	—	301,916	—
Repurchase Agreements	101,400,000	—	101,400,000	—
U.S. Treasury Obligations	124,598,641	—	124,598,641	—

Total Assets — Investments in Securities	$920,399,075	$84,604,362	$812,817,958	$22,976,755

Other Financial Instruments***
Forward Foreign Currency Contracts	$409,758	$—	$409,758	$—
Swap Agreements	2,778,800	—	2,778,800	—

Total Assets — Other Financial Instruments	$3,188,558	$—	$3,188,558	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(15,152,500)	$—	$(15,152,500)	$—
Written Options	(416,036)	—	(416,036)	—

Total Liabilities — Investments in Securities	$(15,568,536)	$—	$(15,568,536)	$—

Other Financial Instruments***
Futures Contracts	$(77,422)	$(77,422)	$—	$—

Total Liabilities — Other Financial Instruments	$(77,422)	$(77,422)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending June 30, 2012.

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.5%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$485,832
Federal Home Loan Bank
0.21%, 01/04/13	1,600,000	1,600,117
5.63%, 06/11/21	700,000	896,543
Federal Home Loan Mortgage Corporation
0.08%, 07/11/12Ω	9,000,000	8,999,840
4.38%, 01/15/14(E)	400,000	531,121
1.00%, 03/08/17Δ	1,500,000	1,509,837
1.25%, 05/12/17	500,000	507,205
1.00%, 06/29/17Δ	1,400,000	1,405,113
1.00%, 07/28/17	700,000	700,500
2.38%, 01/13/22Δ	1,000,000	1,028,441
Federal National Mortgage Association
5.25%, 08/01/12	2,400,000	2,409,677
1.13%, 04/27/17	390,000	394,121
2.91%, 10/09/19Ω†	150,000	121,804
6.63%, 11/15/30Δ	1,170,000	1,780,477
Tennessee Valley Authority
5.25%, 09/15/39	350,000	458,189
4.63%, 09/15/60	200,000	243,962

Total Agency Obligations (Cost $22,418,387)		23,072,779

ASSET-BACKED SECURITIES — 2.7%
Access Group, Inc.
1.77%, 10/27/25†	1,321,245	1,331,630
Amortizing Residential Collateral Trust
0.53%, 01/01/32†	33,757	24,086
Asset-Backed Securities Corporation Home Equity
0.52%, 09/25/34†	168,113	147,319
Avis Budget Rental Car Funding AESOP LLC
4.64%, 05/20/16 144A	200,000	216,228
3.15%, 03/20/17 144A	160,000	167,911
2.80%, 05/20/18 144A	200,000	206,245
Bayview Financial Acquisition Trust
0.92%, 02/28/44†	354,029	339,465
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 10/25/36	2,328,667	1,650,222
6.50%, 10/25/36	2,928,536	1,907,440
Brazos Higher Education Authority
0.58%, 09/25/23†	446,513	444,464
CIT Mortgage Loan Trust
1.25%, 10/25/37 144A†	59,803	59,818
1.50%, 10/25/37 144A†	430,000	352,576
College Loan Corporation Trust
0.56%, 10/25/25†	1,000,000	980,777
Countrywide Home Equity Loan Trust
0.53%, 02/15/34†	301,310	202,235
0.48%, 12/15/35†	811,680	469,905
0.38%, 07/15/36†	768,537	479,629
Education Funding Capital Trust I
2.00%, 06/15/43+†	700,000	609,476
EMC Mortgage Loan Trust
0.80%, 11/25/41 144A†	89,567	80,347

	Par	Value
Financial Asset Securities Corporation AAA Trust
0.66%, 02/27/35 144A†	$962,714	$568,605
GCO Education Loan Funding Trust
0.70%, 05/25/36†	150,000	128,418
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	327,622	226,759
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	400,000	439,080
Keycorp Student Loan Trust
0.66%, 08/27/31†	651,099	594,918
Lehman XS Trust
0.55%, 11/25/35†	713,776	462,385
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	986,510	1,251,660
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	700,601
Panhandle-Plains Higher Education Authority, Inc.
1.59%, 10/01/35†	796,922	805,079
Provident Bank Home Equity Loan Trust
0.79%, 08/25/31†	102,130	49,234
Residential Asset Mortgage Products, Inc.
0.73%, 03/25/34†	343,763	264,884
Residential Funding Securities LLC
0.70%, 06/25/33 144A†	193,006	182,611
Salomon Brothers Mortgage Securities VII, Inc.
0.73%, 03/25/28†	35,826	33,271
SLM Student Loan Trust
1.97%, 04/25/23†	5,366,271	5,540,511
0.76%, 12/15/25 144A†	400,000	383,525
0.59%, 01/25/27†	900,000	849,778
3.50%, 08/17/43 144A†	1,311,018	1,288,682
3.49%, 05/16/44 144A†	1,293,373	1,340,669
Structured Asset Investment Loan Trust
1.09%, 08/25/34†	434,744	388,137

Total Asset-Backed Securities (Cost $28,125,081)		25,168,580

CORPORATE BONDS — 19.9%
AES Corporation
7.38%, 07/01/21 144A	350,000	391,125
Ally Financial, Inc.
6.25%, 12/01/17	606,000	640,579
8.00%, 03/15/20	450,000	519,750
American Express Co.
6.80%, 09/01/66†Δ	1,400,000	1,451,450
American Express Credit Corporation
5.13%, 08/25/14	160,000	172,933
American International Group, Inc.
3.75%, 11/30/13 144A	200,000	202,523
5.60%, 10/18/16	600,000	653,026
5.45%, 05/18/17	125,000	135,990
5.85%, 01/16/18	180,000	199,468
8.25%, 08/15/18 144AΔ	3,200,000	3,872,550
6.40%, 12/15/20	260,000	294,672

See Notes to Financial Statements.

	Par	Value
4.88%, 06/01/22Δ	$350,000	$358,829
6.25%, 03/15/37	680,000	632,400
Anadarko Petroleum Corporation
6.38%, 09/15/17	40,000	46,518
8.70%, 03/15/19	225,000	294,504
ANZ Capital Trust II
5.36%, 11/29/49 144A	800,000	824,000
Apache Corporation
6.00%, 09/15/13	680,000	723,284
Arch Coal, Inc.
7.25%, 06/15/21Δ	500,000	421,250
Arizona Public Service Co.
8.75%, 03/01/19Δ	525,000	695,235
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	400,000	416,500
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	100,955
Astoria Financial Corporation
5.75%, 10/15/12	450,000	454,597
AT&T, Inc.
5.10%, 09/15/14	550,000	600,819
2.95%, 05/15/16	825,000	874,619
5.50%, 02/01/18	540,000	642,444
5.60%, 05/15/18Δ	30,000	35,952
3.88%, 08/15/21Δ	200,000	218,273
6.55%, 02/15/39	130,000	167,906
5.35%, 09/01/40	70,000	80,646
5.55%, 08/15/41Δ	30,000	35,899
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	938,846
Bank of America Corporation
1.89%, 01/30/14†	900,000	891,013
0.73%, 10/14/16†Δ	1,700,000	1,504,546
3.88%, 03/22/17Δ	130,000	132,573
5.75%, 12/01/17Δ	2,290,000	2,446,721
5.65%, 05/01/18Δ	2,700,000	2,890,679
5.88%, 01/05/21	150,000	164,047
5.00%, 05/13/21Δ	360,000	372,077
5.70%, 01/24/22	575,000	634,424
Barrick North America Finance LLC
4.40%, 05/30/21	610,000	658,693
BB&T Corporation
3.20%, 03/15/16Δ	475,000	503,195
Bear Stearns Cos. LLC
5.70%, 11/15/14	1,000,000	1,082,692
6.40%, 10/02/17Δ	1,200,000	1,385,383
7.25%, 02/01/18Δ	675,000	807,929
BellSouth Capital Funding Corporation
7.88%, 02/15/30	210,000	274,789
BellSouth Corporation
6.88%, 10/15/31	10,000	12,186
Berkshire Hathaway, Inc.
3.20%, 02/11/15Δ	280,000	297,487
BMW US Capital LLC
0.92%, 12/21/12†	3,400,000	3,396,073
Boeing Capital Corporation
4.70%, 10/27/19	230,000	271,266
Boeing Co.
4.88%, 02/15/20Δ	300,000	360,490
6.63%, 02/15/38	210,000	296,883

	Par	Value
Calpine Corporation
7.88%, 01/15/23 144AΔ	$700,000	$766,500
Capital One Capital III
7.69%, 08/01/66	325,000	328,656
Casella Waste Systems, Inc.
11.00%, 07/15/14	375,000	398,906
Caterpillar Financial Services Corporation
6.20%, 09/30/13Δ	450,000	481,152
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	710,000	972,819
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	561,468
Chesapeake Energy Corporation
5.88%, 12/02/17†	490,000	486,634
Chesapeake Midstream Partners LP
5.88%, 04/15/21Δ	330,000	321,750
Chubb Corporation
6.38%, 03/29/67†Δ	375,000	389,062
Cigna Corporation
2.75%, 11/15/16Δ	225,000	232,049
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	317,845
Citigroup Capital XXI
8.30%, 12/21/77†	274,000	275,370
Citigroup, Inc.
6.00%, 12/13/13	980,000	1,030,289
5.13%, 05/05/14Δ	110,000	114,754
5.00%, 09/15/14	1,720,000	1,764,027
6.01%, 01/15/15	150,000	161,258
4.45%, 01/10/17Δ	200,000	209,863
5.50%, 02/15/17Δ	1,160,000	1,213,361
6.13%, 11/21/17Δ	1,205,000	1,336,588
6.13%, 05/15/18	2,400,000	2,683,109
4.50%, 01/14/22	250,000	258,713
6.88%, 03/05/38	330,000	404,991
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	83,000	87,500
Comcast Corporation
5.70%, 05/15/18Δ	1,250,000	1,476,041
6.95%, 08/15/37	40,000	51,548
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	551,422
Concho Resources, Inc.
5.50%, 10/01/22	260,000	257,725
ConocoPhillips Holding Co.
6.95%, 04/15/29	420,000	577,758
Continental Airlines 1998-1 Class A Pass Through Trust
6.65%, 03/15/19	239,983	252,894
COX Communications, Inc.
5.45%, 12/15/14Δ	210,000	231,215
CVS Caremark Corporation
6.60%, 03/15/19Δ	590,000	736,791
CVS Pass-Through Trust
9.35%, 01/10/23 144A	200,000	229,341
6.94%, 01/10/30	801,476	951,690
Daimler Finance NA LLC
6.50%, 11/15/13	100,000	107,230
1.07%, 03/28/14 144A†	3,400,000	3,393,693

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
DDR Corporation
4.63%, 07/15/22	$400,000	$395,554
Delta Air Lines 2007-1 Class A
Pass Through Trust
6.82%, 02/10/24	366,467	393,952
Devon Energy Corporation
3.25%, 05/15/22	90,000	91,753
5.60%, 07/15/41Δ	590,000	687,163
DIRECTV Holdings LLC
3.50%, 03/01/16Δ	525,000	554,215
Discover Bank
8.70%, 11/18/19	425,000	528,768
DISH DBS Corporation
6.63%, 10/01/14	30,000	32,325
7.75%, 05/31/15Δ	200,000	223,000
5.88%, 07/15/22 144A	360,000	365,400
Dominion Resources, Inc.
5.70%, 09/17/12	1,230,000	1,242,644
Dow Chemical Co.
7.60%, 05/15/14Δ	500,000	556,828
Duke Energy Carolinas LLC
5.63%, 11/30/12	580,000	591,777
Duke Realty LP REIT
4.38%, 06/15/22	375,000	377,657
Ecolab, Inc.
3.00%, 12/08/16	275,000	290,223
4.35%, 12/08/21Δ	330,000	366,476
El Paso LLC
7.00%, 06/15/17	710,000	808,943
7.80%, 08/01/31	750,000	845,532
El Paso Natural Gas Co.
7.50%, 11/15/26Δ	300,000	368,615
Energy Transfer Partners LP
6.70%, 07/01/18Δ	570,000	654,639
Enterprise Products Operating LLC
5.25%, 01/31/20	120,000	137,678
4.05%, 02/15/22Δ	1,080,000	1,147,591
6.13%, 10/15/39Δ	30,000	34,104
5.95%, 02/01/41	60,000	68,099
5.70%, 02/15/42Δ	510,000	566,351
8.38%, 08/01/66†	325,000	352,523
7.03%, 01/15/68†Δ	350,000	374,929
EOG Resources, Inc.
1.22%, 02/03/14†	3,500,000	3,531,045
Exelon Corporation
5.63%, 06/15/35	655,000	712,181
Express Scripts Holding Co.
3.50%, 11/15/16 144A	1,020,000	1,075,009
3.90%, 02/15/22 144A	375,000	389,471
Fifth Third Bancorp
3.63%, 01/25/16Δ	175,000	184,736
Fifth Third Bank Ohio
0.58%, 05/17/13†	400,000	398,642
First Niagara Financial
Group, Inc.
6.75%, 03/19/20Δ	250,000	283,912
FirstEnergy Corporation
7.38%, 11/15/31	890,000	1,120,341
Ford Motor
Credit Co., LLC
5.63%, 09/15/15Δ	3,100,000	3,377,004
8.00%, 12/15/16Δ	1,300,000	1,540,833
4.25%, 02/03/17	200,000	209,864
5.88%, 08/02/21Δ	300,000	334,348

	Par	Value
Freeport-McMoRan Copper & Gold, Inc.
3.55%, 03/01/22	$590,000	$581,664
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17Δ	250,000	278,750
GE Capital Trust I
6.38%, 11/15/67†Δ	321,000	331,031
General Electric Capital Corporation
5.45%, 01/15/13Δ	150,000	153,897
6.00%, 08/07/19	1,850,000	2,167,832
4.38%, 09/16/20Δ	330,000	357,627
5.30%, 02/11/21Δ	60,000	67,461
5.88%, 01/14/38	150,000	172,804
7.13%, 12/15/49†	300,000	318,113
General Electric Co.
5.00%, 02/01/13	840,000	861,606
George Washington University
1.83%, 09/15/17	2,600,000	2,622,165
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	459,942
Goldman Sachs Capital II
4.00%, 06/01/43†	60,000	40,696
Goldman Sachs Group, Inc.
3.63%, 08/01/12Δ	110,000	110,203
5.45%, 11/01/12Δ	190,000	192,771
4.75%, 07/15/13	20,000	20,569
5.25%, 10/15/13Δ	160,000	166,438
5.75%, 10/01/16Δ	1,900,000	2,032,460
5.95%, 01/18/18Δ	2,300,000	2,464,570
5.38%, 03/15/20Δ	250,000	257,759
6.00%, 06/15/20	460,000	491,860
5.25%, 07/27/21	110,000	111,940
6.25%, 02/01/41	800,000	837,037
HCA, Inc.
6.50%, 02/15/16Δ	686,000	742,595
7.88%, 02/15/20	125,000	139,375
7.69%, 06/15/25	250,000	241,875
HCP, Inc. REIT
6.00%, 01/30/17	300,000	336,441
5.38%, 02/01/21Δ	200,000	221,545
Hess Corporation
8.13%, 02/15/19Δ	330,000	425,338
7.88%, 10/01/29	260,000	340,920
7.30%, 08/15/31	110,000	138,038
Hewlett-Packard Co.
0.75%, 05/24/13†	3,000,000	2,994,246
3.00%, 09/15/16	300,000	308,879
2.60%, 09/15/17	250,000	251,254
HSBC Finance Corporation
6.38%, 11/27/12Δ	70,000	71,488
6.68%, 01/15/21Δ	90,000	97,604
HSBC USA, Inc.
2.38%, 02/13/15	1,700,000	1,720,461
Humana, Inc.
7.20%, 06/15/18	480,000	577,527
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†	280,000	205,800
International Lease Finance Corporation
6.50%, 09/01/14 144A	240,000	254,400
6.75%, 09/01/16 144A	880,000	950,400
8.63%, 01/15/22Δ	250,000	290,768

See Notes to Financial Statements.

	Par	Value
John Deere Capital Corporation
2.25%, 04/17/19Δ	$360,000	$368,534
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	328,146
5.15%, 10/01/15	1,890,000	2,029,626
6.30%, 04/23/19Δ	800,000	936,305
4.95%, 03/25/20Δ	800,000	883,270
4.40%, 07/22/20	230,000	243,000
4.35%, 08/15/21Δ	70,000	74,017
JPMorgan Chase Capital XXV
6.80%, 10/01/37	375,000	375,936
Kerr-McGee Corporation
6.95%, 07/01/24	420,000	520,954
7.88%, 09/15/31	690,000	897,166
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	40,000	40,391
5.00%, 12/15/13Δ	200,000	209,784
6.00%, 02/01/17	250,000	289,029
Kraft Foods Group, Inc.
2.25%, 06/05/17 144A	275,000	281,894
3.50%, 06/06/22 144A	380,000	390,757
Kraft Foods, Inc.
6.13%, 08/23/18Δ	350,000	426,476
5.38%, 02/10/20	770,000	912,636
6.50%, 02/09/40	300,000	386,773
Kroger Co.
6.15%, 01/15/20	360,000	431,741
L-3 Communications Corporation
6.38%, 10/15/15Δ	250,000	256,094
Lehman Escrow Bonds
0.00%, 03/01/42+	3,200,000	—
0.00%, 07/19/47+	150,000	—
0.00%, 12/28/47+	140,000	—
0.00%, 11/30/49+	2,330,000	—
0.00%, 12/31/99	2,500,000	584,125
Liberty Property LP
4.75%, 10/01/20Δ	575,000	612,939
MarkWest Energy Partners LP
6.25%, 06/15/22Δ	290,000	300,150
Medtronic, Inc.
4.45%, 03/15/20Δ	300,000	344,897
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,300,000	2,346,589
6.05%, 05/16/16Δ	275,000	284,563
5.70%, 05/02/17	1,100,000	1,133,228
MetLife Capital Trust IV
7.88%, 12/15/37 144AΔ	300,000	334,500
MetLife Capital Trust X
9.25%, 04/08/68 144AΔ	300,000	369,000
MetLife, Inc.
4.75%, 02/08/21	270,000	301,105
6.40%, 12/15/66Δ	150,000	147,791
Morgan Stanley
1.00%, 03/01/13(E)†	500,000	625,826
0.92%, 10/18/16†Δ	340,000	296,628
4.75%, 03/22/17Δ	60,000	59,931
6.63%, 04/01/18	1,400,000	1,465,537
Nabors Industries, Inc.
9.25%, 01/15/19Δ	3,300,000	4,289,967
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	329,385

	Par	Value
Newfield Exploration Co.
7.13%, 05/15/18	$100,000	$106,375
5.75%, 01/30/22Δ	50,000	52,500
News America, Inc.
6.15%, 02/15/41	450,000	528,123
Noble Energy, Inc.
4.15%, 12/15/21	620,000	653,205
Northwestern Mutual Life Insurance
6.06%, 03/30/40 144A	500,000	611,049
Occidental Petroleum Corporation
3.13%, 02/15/22	310,000	323,841
2.70%, 02/15/23	360,000	363,080
Overseas Private Investment Corporation
0.92%, 11/18/13Ω†	3,500,000	3,528,493
0.00%, 07/12/16Ω†	3,000,000	3,660,189
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	175,457
6.05%, 03/01/34	110,000	139,076
5.80%, 03/01/37	250,000	311,846
Patrons’ Legacy
5.65%, 05/17/21+ 144A	1,290,357	1,217,646
Peabody Energy Corporation
7.88%, 11/01/26	1,100,000	1,130,250
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	159,000	190,005
PepsiCo, Inc.
7.90%, 11/01/18Δ	140,000	187,284
Pfizer, Inc.
7.20%, 03/15/39	600,000	914,252
Plastipak Holdings, Inc.
8.50%, 12/15/15 144A	200,000	207,500
Pricoa Global Funding I
0.66%, 09/27/13 144A†	1,700,000	1,693,610
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,952,242
Progress Energy, Inc.
7.75%, 03/01/31	350,000	493,543
ProLogis LP
1.88%, 11/15/37	350,000	350,875
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	715,000	748,398
Raytheon Co.
3.13%, 10/15/20	200,000	210,285
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	410,000	520,827
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	776,104
Reynolds Group Issuer, Inc.
7.13%, 04/15/19 144AΔ	500,000	526,250
Roche Holdings, Inc.
6.00%, 03/01/19 144A	330,000	411,050
Rock-Tenn Co.
5.63%, 03/15/13	50,000	51,312
Rowan Cos., Inc.
4.88%, 06/01/22	475,000	480,095
Safeway, Inc.
3.95%, 08/15/20Δ	150,000	144,984
4.75%, 12/01/21Δ	330,000	327,886

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Service Corporation International
7.63%, 10/01/18	$90,000	$102,600
7.50%, 04/01/27	200,000	206,000
SESI LLC
7.13%, 12/15/21 144A	80,000	87,400
Simon Property Group LP
10.35%, 04/01/19	750,000	1,053,479
Southern Natural Gas Co.
8.00%, 03/01/32Δ	400,000	520,784
Southern Union Co.
3.48%, 11/01/66†	525,000	429,844
Sprint Capital Corporation
6.90%, 05/01/19Δ	30,000	28,350
6.88%, 11/15/28Δ	50,000	40,500
8.75%, 03/15/32Δ	120,000	109,800
Sprint Nextel Corporation
9.00%, 11/15/18 144AΔ	80,000	89,600
State Street Corporation
4.96%, 03/15/18	530,000	568,310
Steel Dynamics, Inc.
6.75%, 04/01/15Δ	225,000	229,500
7.75%, 04/15/16Δ	500,000	517,500
SunTrust Banks, Inc.
3.60%, 04/15/16Δ	300,000	311,787
SunTrust Preferred Capital I
4.00%, 06/29/49†	357,000	255,344
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	699,735
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,410,285
Tennessee Gas Pipeline Co.
7.50%, 04/01/17Δ	250,000	299,622
7.63%, 04/01/37	50,000	61,718
Terex Corporation
10.88%, 06/01/16Δ	250,000	281,562
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21Δ	160,000	172,431
Time Warner Cable, Inc.
8.75%, 02/14/19Δ	560,000	745,547
4.13%, 02/15/21Δ	70,000	74,431
5.88%, 11/15/40Δ	440,000	494,234
Time Warner, Inc.
4.70%, 01/15/21Δ	10,000	11,163
6.10%, 07/15/40	140,000	161,634
6.25%, 03/29/41Δ	40,000	46,678
Time Warner Entertainment Co. LP
8.38%, 07/15/33Δ	590,000	801,486
Transatlantic Holdings, Inc.
8.00%, 11/30/39	275,000	322,206
UAL 1993 Pass Through Trust A
9.21%, 01/21/17+	81,116	—
UAL 1995 Pass Through Trust A
9.56%, 10/19/18@	132,985	30,587
Union Bank NA
1.42%, 06/06/14†	2,600,000	2,587,286
2.13%, 06/16/17	700,000	700,946
United Parcel Service, Inc.
4.50%, 01/15/13	770,000	787,079

	Par	Value
United Technologies Corporation
3.10%, 06/01/22	$775,000	$813,828
4.50%, 06/01/42	500,000	551,544
UnitedHealth Group, Inc.
4.88%, 02/15/13	370,000	379,468
4.88%, 04/01/13	410,000	422,710
Verizon Communications, Inc.
6.10%, 04/15/18Δ	290,000	353,748
3.50%, 11/01/21Δ	565,000	602,738
6.00%, 04/01/41	40,000	50,904
Verizon Global Funding Corporation
4.38%, 06/01/13	140,000	144,812
Wachovia Bank NA
6.60%, 01/15/38	275,000	348,253
Wachovia Capital Trust III
5.57%, 03/29/49†	960,000	920,400
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,974,499
5.63%, 10/15/16	250,000	282,083
Waste Management, Inc.
7.38%, 05/15/29	140,000	185,965
WEA Finance LLC
7.13%, 04/15/18 144A	400,000	474,399
WellPoint, Inc.
5.88%, 06/15/17Δ	720,000	850,122
Wells Fargo & Co.
4.38%, 01/31/13	600,000	613,244
3.68%, 06/15/16 STEP	290,000	308,960
2.10%, 05/08/17Δ	640,000	642,166
4.60%, 04/01/21Δ	70,000	78,237
7.98%, 03/29/49†Δ	2,600,000	2,866,500
Wells Fargo Capital X
5.95%, 12/01/86	200,000	202,750
Western Gas Partners LP
4.00%, 07/01/22	275,000	275,562
Williams Cos., Inc.
7.50%, 01/15/31	10,000	12,210
7.75%, 06/15/31	25,000	31,118
8.75%, 03/15/32	451,000	613,670
WPX Energy, Inc.
6.00%, 01/15/22 144AΔ	130,000	130,000
Xylem, Inc.
3.55%, 09/20/16 144A	350,000	367,754

Total Corporate Bonds (Cost $173,184,481)		185,550,368

FOREIGN BONDS — 14.7%
Argentina — 0.0%
Argentine Republic Government International Bond
0.04%, 12/15/35(E)†	906,000	108,234

Australia — 1.8%
Australia Government Bond
5.50%, 12/15/13(A)	400,000	427,187
4.75%, 06/15/16(A)	7,800,000	8,666,135
BHP Billiton Finance (USA), Ltd.
3.25%, 11/21/21Δ	940,000	982,958
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	460,858
5.00%, 10/15/19 144AΔ	50,000	55,016

See Notes to Financial Statements.

	Par	Value
National Australia Bank, Ltd.
1.19%, 04/11/14 144A†	$2,000,000	$2,002,034
Newcrest Finance Proprietary, Ltd.
4.45%, 11/15/21 144A	400,000	411,246
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	488,287
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16	30,000	31,206
3.50%, 11/02/20Δ	1,180,000	1,257,642
4.13%, 05/20/21	140,000	154,195
3.75%, 09/20/21Δ	110,000	118,381
Westpac Banking Corporation
1.90%, 12/14/12 144A	1,500,000	1,509,199

		16,564,344

Austria — 0.0%
PE Paper Escrow GmbH
12.00%, 08/01/14 144A	450,000	481,500

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	218,890
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	150,000	160,714
Weatherford International, Ltd.
9.63%, 03/01/19@	265,000	345,807

		725,411

Canada — 0.5%
Barrick Gold Corporation
3.85%, 04/01/22	130,000	134,865
Canadian Government Bond
2.25%, 08/01/14(C)	3,000,000	3,020,479
Nexen, Inc.
7.50%, 07/30/39	250,000	292,290
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	127,138
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144AΔ	320,000	338,399
Rogers Communications, Inc.
6.38%, 03/01/14	90,000	98,061
6.75%, 03/15/15	10,000	11,444
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†	400,000	412,329

		4,435,005

Cayman Islands — 0.6%
Petrobras International Finance Co.
3.88%, 01/27/16	250,000	259,360
6.13%, 10/06/16Δ	271,000	304,435
5.75%, 01/20/20	235,000	258,236
5.38%, 01/27/21	990,000	1,071,943
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†Δ	985,000	1,014,276
Transocean, Inc.
6.50%, 11/15/20	1,250,000	1,420,189
Vale Overseas, Ltd.
4.38%, 01/11/22	932,000	953,737

	Par	Value
8.25%, 01/17/34Δ	$80,000	$102,891
6.88%, 11/21/36Δ	511,000	595,292

		5,980,359

Chile — 0.0%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22Δ	50,000	51,364
4.75%, 01/11/22 144A	190,000	195,184
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144AΔ	210,000	224,464

		471,012

Colombia — 0.1%
Colombia Government International Bond
4.38%, 07/12/21	880,000	992,640

Denmark — 0.2%
BRFkredit A/S
2.05%, 04/15/13 144A	1,200,000	1,213,966
FIH Erhvervsbank A/S
2.00%, 06/12/13 144AΔ	1,000,000	1,012,181

		2,226,147

France — 0.7%
Banque PSA Finance SA
2.36%, 04/04/14 144A†	1,500,000	1,459,616
Cie de Financement Foncier SA
2.13%, 04/22/13 144A	3,500,000	3,520,839
Compagnie Generale de Geophysique - Veritas
9.50%, 05/15/16	250,000	274,375
7.75%, 05/15/17Δ	155,000	160,522
Credit Agricole SA
2.63%, 01/21/14 144AΔ	310,000	304,892
8.38%, 10/29/49 144A†Δ	980,000	815,850

		6,536,094

Germany — 1.5%
Bundesschatzanweisungen
0.75%, 09/13/13(E)	8,900,000	11,354,979
State of North Rhine-Westphalia
1.63%, 09/17/14Δ	2,500,000	2,523,470

		13,878,449

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	350,000	3
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	1,500,000	82,500

		82,514

India — 0.4%
ICICI Bank, Ltd.
2.22%, 02/24/14 144A†	3,400,000	3,297,973
6.38%, 04/30/22†	110,000	99,000
6.38%, 04/30/22 144A†	418,000	376,200

		3,773,173

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Indonesia — 0.1%
Indonesia Government International Bond
8.50%, 10/12/35Δ	$330,000	$485,925
Ireland — 0.1%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
8.38%, 04/30/13 144A	120,000	124,622
6.49%, 02/02/16 144A	230,000	229,885
7.75%, 02/02/21 144A	200,000	193,648

		548,155

Italy — 0.4%
Intesa Sanpaolo SpA
2.87%, 02/24/14 144A†	3,400,000	3,194,174
3.63%, 08/12/15 144A	290,000	261,171

		3,455,345

Japan — 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144AΔ	330,000	348,569
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 03/15/72 144A†Δ	200,000	207,088
Resona Bank, Ltd.
5.85%, 09/29/49 144A†@Δ	250,000	257,434
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	640,000	672,643

		1,485,734

Jersey — 0.1%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†	800,000	757,851
QBE Capital Funding III, Ltd.
7.25%, 05/24/41 144A†	200,000	175,000
UBM PLC
5.75%, 11/03/20 144A	260,000	268,039

		1,200,890

Luxembourg — 0.6%
Fiat Finance & Trade SA
9.00%, 07/30/12(E)	700,000	888,855
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	290,000	363,164
6.51%, 03/07/22 144A	3,100,000	3,452,656
Intelsat Jackson Holdings SA
7.50%, 04/01/21	500,000	531,250
TNK-BP Finance SA
7.50%, 07/18/16	190,000	212,097

		5,448,022

Malaysia — 0.1%
Malaysia Government Bond
3.84%, 08/12/15(R)	2,280,000	734,367
4.26%, 09/15/16(R)	650,000	213,721

		948,088

	Par	Value
Mexico — 0.9%
America Movil SAB de CV
5.63%, 11/15/17Δ	$270,000	$318,784
5.00%, 03/30/20Δ	240,000	273,755
Mexican Bonos
8.00%, 06/11/20(M)	32,757,000	2,912,212
6.50%, 06/09/22(M)	24,040,000	1,956,206
10.00%, 12/05/24(M)	3,487,200	366,938
7.75%, 11/13/42(M)	11,008,600	922,522
Mexico Cetes
4.24%, 09/20/12(M)Ω†	69,800,000	518,007
Mexico Government International Bond
6.75%, 09/27/34	601,000	823,370
6.05%, 01/11/40	134,000	173,530
Petroleos Mexicanos
5.50%, 01/21/21	370,000	419,950

		8,685,274

Netherlands — 1.1%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	1,216,000	1,269,159
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17Δ	170,000	175,145
4.50%, 01/11/21Δ	2,000,000	2,125,728
11.00%, 12/29/49 144A†	687,000	868,746
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	572,392
ING Bank NV
3.90%, 03/19/14 144A	500,000	524,973
Shell International Finance BV
4.38%, 03/25/20	700,000	816,486
Volkswagen International Finance NV
0.91%, 10/01/12 144A†	1,900,000	1,901,376
1.21%, 03/21/14 144A†	100,000	100,088
1.07%, 04/01/14 144A†Δ	1,500,000	1,497,675

		9,851,768

Norway — 0.8%
DNB Boligkreditt AS
2.10%, 10/14/15 144A	1,300,000	1,327,753
2.90%, 03/29/16 144A	3,000,000	3,125,619
Sparebank 1 Boligkreditt AS
2.63%, 05/27/16 144A	1,600,000	1,646,464
2.30%, 06/30/17 144AΔ	1,000,000	1,005,739

		7,105,575

Portugal — 0.1%
Obrigacoes do Tesouro
2.17%, 05/16/47(E)	774,882	980,261

Russia — 0.0%
Russian Foreign Bond
4.50%, 04/04/22 144AΔ	200,000	210,022

South Africa — 0.1%
South Africa Government Bond
7.25%, 01/15/20(S)	338,570	41,678
6.75%, 03/31/21(S)Δ	2,384,629	281,968
10.50%, 12/21/26(S)	4,579,177	680,896

		1,004,542

See Notes to Financial Statements.

	Par	Value
South Korea — 0.4%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	$235,000	$247,291
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,576,640

		3,823,931

Spain — 0.1%
BBVA US Senior SA Unipersonal
3.25%, 05/16/14Δ	560,000	538,982
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	500,000	465,333
3.78%, 10/07/15 144AΔ	100,000	93,437
Telefonica Emisiones SA Unipersonal
5.88%, 07/15/19Δ	70,000	62,698
5.13%, 04/27/20Δ	140,000	120,780

		1,281,230

Sweden — 0.9%
Nordea Bank AB
1.37%, 01/14/14 144A†	3,400,000	3,401,904
3.70%, 11/13/14 144A	200,000	208,130
4.88%, 05/13/21 144A	640,000	624,682
Stadshypotek AB
1.45%, 09/30/13 144AΔ	4,000,000	4,032,288
Swedbank Hypotek AB
0.91%, 03/28/14 144A†	200,000	198,579

		8,465,583

Switzerland — 0.1%
Credit Suisse
6.00%, 02/15/18	100,000	107,124
UBS AG
2.25%, 01/28/14Δ	710,000	713,906

		821,030

United Kingdom — 2.1%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144A	2,900,000	2,858,588
2.61%, 02/16/15(U)†	200,000	314,513
Bank of Scotland PLC
5.25%, 02/21/17 144A	500,000	553,190
Barclays Bank PLC
1.51%, 01/13/14†	2,800,000	2,804,222
6.05%, 12/04/17 144A	230,000	233,467
BP Capital Markets PLC
5.25%, 11/07/13	940,000	996,354
3.88%, 03/10/15Δ	310,000	332,411
3.20%, 03/11/16Δ	275,000	292,747
4.50%, 10/01/20	725,000	817,654
3.56%, 11/01/21Δ	50,000	52,709
3.25%, 05/06/22	225,000	233,453
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	400,000	407,754
HSBC Holdings PLC
6.80%, 06/01/38	250,000	287,276
Lloyds TSB Bank PLC
2.82%, 01/24/14†	3,400,000	3,420,369

	Par	Value
6.38%, 01/21/21	$320,000	$363,258
12.00%, 12/29/49 144A†	3,200,000	3,379,004
Royal Bank of Scotland PLC
4.88%, 08/25/14 144A	425,000	437,181
3.95%, 09/21/15Δ	560,000	570,829
Royal Bank of Scotland Group PLC
5.00%, 10/01/14Δ	100,000	100,431
5.05%, 01/08/15Δ	100,000	99,904
6.40%, 10/21/19Δ	160,000	170,867
7.64%, 03/29/49†	200,000	135,000
WPP Finance UK
8.00%, 09/15/14	336,000	379,127

		19,240,308

Venezuela — 0.1%
Venezuela Government International Bond
12.75%, 08/23/22Δ	600,000	579,000
8.25%, 10/13/24	410,000	295,323
7.65%, 04/21/25	270,000	187,650
11.75%, 10/21/26	90,000	80,325
9.25%, 05/07/28	120,000	91,800
11.95%, 08/05/31	30,000	26,850

		1,260,948

Virgin Islands (British) — 0.5%
Gerdau Trade, Inc.
5.75%, 01/30/21 144AΔ	4,000,000	4,166,000
Sinopec Group Overseas Development 2012, Ltd.
2.75%, 05/17/17 144A	230,000	234,471

		4,400,471

Total Foreign Bonds (Cost $135,538,271)		136,957,984

MORTGAGE-BACKED SECURITIES — 40.8%
ABN Amro Mortgage Corporation
5.50%, 06/25/33 IOΩ	12,526	321
American Home Mortgage Assets LLC
1.07%, 11/25/46†	1,230,456	509,038
Banc of America Large Loan, Inc.
5.67%, 02/17/51 144A†	100,000	110,495
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.73%, 07/10/43	57,000	59,259
5.92%, 05/10/45†	420,000	478,830
5.42%, 09/10/45†	117,000	126,354
5.82%, 04/10/49†	75,000	76,132
Bank of America Mortgage Securities, Inc.
2.97%, 07/25/34†	230,973	207,944
Bear Stearns Adjustable Rate Mortgage Trust
5.68%, 02/25/33†	47,027	46,651
5.32%, 05/25/34†	280,121	267,124
2.57%, 03/25/35†	1,029,760	1,004,430
Bear Stearns Alt-A Trust
0.89%, 04/25/34†	85,821	76,484
2.88%, 05/25/35†	508,484	435,213
2.88%, 09/25/35†	745,229	510,482

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bear Stearns Commercial Mortgage Securities
5.91%, 06/11/40†	$75,000	$79,092
Bear Stearns Structured Products, Inc.
2.85%, 01/26/36†	1,272,701	753,262
Chase Mortgage Finance Corporation
2.94%, 02/25/37†	195,390	191,795
Commercial Mortgage Pass-Through Certificates
4.93%, 02/10/44†	125,000	129,594
4.06%, 12/10/44	200,000	202,093
5.82%, 12/10/44†	100,000	98,898
5.35%, 12/10/46	50,000	51,092
Countrywide Alternative Loan Trust
5.50%, 10/25/33	116,673	122,642
0.56%, 11/20/35†	918,243	522,757
0.57%, 11/20/35†	1,742,307	1,004,090
0.52%, 01/25/36†	541,812	364,842
0.52%, 02/25/36†	1,359,341	763,250
0.44%, 09/25/46†	1,224,993	647,409
Countrywide Home Loan Mortgage Pass-Through Trust
2.74%, 02/19/34†	1,057,209	1,008,153
0.67%, 11/25/34 144A†	20,668	16,345
0.61%, 03/25/35 144A†	83,678	65,552
0.49%, 03/25/36†	375,574	241,156
Credit Suisse Mortgage Capital Certificates
5.38%, 02/15/40	1,550,000	1,626,207
CS First Boston Mortgage Securities Corporation
5.25%, 07/25/33 IO@	41,092	3,542
0.00%, 07/25/33+ IOΩ†@	133,893	—
0.00%, 08/25/33+ IOΩ†@	175,336	3
DBUBS Mortgage Trust
1.64%, 08/10/44 144A†	1,308,344	69,282
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	4,634	4,872
7.00%, 04/01/15	6,845	7,197
7.00%, 12/01/15	7,415	7,631
8.50%, 06/01/16	8,077	8,077
8.50%, 06/01/18	3,408	3,819
4.50%, 09/01/18	12,517	13,628
8.00%, 08/01/24	2,110	2,537
4.00%, 10/01/25	1,300,000	1,374,631
2.50%, 07/01/27 TBA	4,400,000	4,522,375
3.00%, 07/01/27 TBA	3,000,000	3,136,406
7.50%, 11/01/29	8,603	10,490
7.50%, 12/01/29	14,405	17,548
7.50%, 02/01/31	27,932	32,917
2.41%, 07/01/31†	26,825	27,092
2.36%, 08/01/31†	3,439	3,568
7.50%, 11/01/31	9,751	9,910
3.10%, 04/01/32†	2,990	3,200
2.47%, 03/01/34†	4,476	4,759
5.00%, 12/01/34	50,631	54,727
5.50%, 05/01/35	787,712	861,811
5.00%, 11/01/35	844,915	910,760
5.50%, 11/01/35	188,596	206,219
5.00%, 12/01/35	56,928	63,064

	Par	Value
5.50%, 01/01/36	$124,547	$136,937
6.00%, 02/01/36	809,129	891,933
3.08%, 01/01/37†	674,174	714,236
6.00%, 04/01/37	6,857	7,656
5.50%, 07/01/37	233,731	257,178
6.00%, 07/01/37	1,911	2,134
5.47%, 09/01/37†	231,210	245,250
6.00%, 09/01/37	81,426	90,826
5.50%, 04/01/38	82,494	89,764
6.00%, 07/01/38	31,065	34,685
6.00%, 12/01/38	85,823	95,824
6.00%, 01/01/39	44,818	50,040
6.50%, 09/01/39	232,249	262,015
4.50%, 03/01/41	13,273	14,218
3.50%, 07/01/41 TBA	4,800,000	5,035,500
4.00%, 07/01/41 TBA	1,100,000	1,167,203
4.00%, 05/01/42	1,000,000	1,080,205
4.50%, 06/01/42	300,000	330,470
3.50%, 07/01/42	600,000	630,539
4.50%, 07/12/42 TBA	500,000	533,984
Federal Home Loan Mortgage Corporation REMIC
2.36%, 04/15/22 POΩ†	12,100	11,231
6.00%, 05/15/36	719,602	842,614
0.74%, 06/15/37†	987,478	989,361
20.08%, 04/15/39 IOΩ†	1,800,000	383,814
10.22%, 01/15/40 IOΩ†	1,296,775	185,874
0.38%, 06/15/42 IOΩ†	100,000	22,807
Federal Housing Administration
8.70%, 10/01/18+@	101,457	106,057
Federal National Mortgage Association
8.00%, 06/01/15	14,093	14,797
8.00%, 07/01/15	6,619	6,638
8.00%, 09/01/15	13,829	14,808
3.07%, 12/01/17	975,999	1,036,022
5.00%, 12/01/17	32,169	34,760
2.80%, 03/01/18	585,689	619,259
3.74%, 05/01/18	1,380,029	1,509,950
3.84%, 05/01/18	420,000	461,928
4.51%, 06/01/19	1,000,000	1,131,119
3.42%, 10/01/20	294,289	317,924
3.63%, 12/01/20	196,310	214,676
3.76%, 12/01/20	1,277,655	1,406,035
9.50%, 05/01/22	1,759	2,037
2.47%, 07/01/22†	8,171	8,212
5.50%, 09/01/23	250,825	274,524
5.50%, 10/01/23	44,441	48,696
9.50%, 07/01/24	3,560	4,136
5.50%, 05/01/25	1,488,083	1,621,724
3.50%, 07/01/26 TBA	13,000,000	13,735,312
4.00%, 07/01/26 TBA	10,000,000	10,634,375
2.41%, 07/01/27†	22,329	22,963
2.50%, 07/01/27 TBA	14,300,000	14,733,469
3.00%, 07/16/27 TBA	7,800,000	8,171,718
2.50%, 07/17/27	11,000,000	11,333,437
2.27%, 08/01/27†	51,394	54,515
2.41%, 11/01/27†	32,478	33,294
5.50%, 04/01/29	193	212
2.76%, 02/01/30†	146,002	155,263
2.51%, 06/01/30†	18,687	18,785
8.00%, 10/01/30	34,044	42,103
2.63%, 12/01/30†	6,890	7,358

See Notes to Financial Statements.

	Par	Value
2.41%, 01/01/31†	$7,630	$7,843
4.50%, 04/01/31	248,584	269,521
2.32%, 05/01/31†	16,311	16,532
4.50%, 05/01/31	828,559	898,343
4.50%, 06/01/31	248,028	268,918
4.00%, 10/01/31	68,802	74,095
4.50%, 11/01/31	286,230	310,337
6.00%, 11/01/31	9,377	10,559
4.50%, 12/01/31	388,385	421,096
6.00%, 01/01/32	69,196	77,919
6.00%, 03/01/32	42,013	47,310
6.00%, 04/01/32	373,604	419,365
2.41%, 06/01/32†	9,091	9,270
2.47%, 08/01/32†	22,127	22,957
2.25%, 02/01/33†	3,018	3,081
2.47%, 05/01/33†	59,886	62,450
6.00%, 05/01/33	5,110	5,754
5.00%, 07/01/33	155,664	169,388
5.00%, 08/01/33	13,666	15,052
5.00%, 09/01/33	190,298	207,076
5.50%, 09/01/33	5,139	5,672
6.00%, 12/01/33	2,646	2,979
5.50%, 02/01/34	6,750	7,450
5.50%, 04/01/34	1,105	1,227
5.50%, 08/01/34	9,935	11,038
5.50%, 10/01/34	499	554
6.00%, 10/01/34	68,477	77,006
2.27%, 12/01/34†	346,171	364,981
5.50%, 12/01/34	61,515	67,898
6.00%, 12/01/34	1,050	1,172
6.00%, 01/01/35	577,090	641,476
6.00%, 05/01/35	2,073,147	2,293,676
5.50%, 07/01/35	447	497
6.00%, 07/01/35	436,318	482,730
5.50%, 08/01/35	1,057	1,174
6.00%, 08/01/35	384	424
5.50%, 09/01/35	244,737	269,033
5.00%, 10/01/35	503,524	547,918
6.00%, 10/01/35	95,037	105,632
2.11%, 11/01/35†	160,017	167,228
2.12%, 11/01/35†	139,500	145,714
2.12%, 11/01/35†	125,412	130,766
2.13%, 11/01/35†	178,853	186,868
2.14%, 11/01/35†	115,355	120,462
2.41%, 11/01/35†	19,298	19,784
6.00%, 11/01/35	966,920	1,083,482
5.50%, 12/01/35	4,718	5,242
6.00%, 12/01/35	22,148	24,677
6.00%, 02/01/36	13,705	15,270
6.00%, 03/01/36	18,307	20,398
5.50%, 04/01/36	238,364	256,988
6.00%, 04/01/36	19,632	21,874
3.95%, 05/01/36†	223,665	237,817
4.50%, 07/01/36	825,630	887,040
6.00%, 10/01/36	2,781	3,064
5.50%, 11/01/36	610,266	666,719
6.00%, 12/01/36	288	318
6.00%, 01/01/37	61,681	67,972
2.12%, 02/01/37†	852,114	893,539
5.50%, 02/01/37	776	857
5.50%, 03/01/37	32,147	35,262
5.50%, 04/01/37	1,098	1,205
6.00%, 04/01/37	5,268	5,806
5.50%, 05/01/37	1,603	1,769

	Par	Value
6.00%, 05/01/37	$6,830	$7,526
5.50%, 06/01/37	579	639
6.00%, 06/01/37	412	454
6.00%, 07/01/37	4,039,814	4,501,031
6.50%, 10/01/37	255,518	290,324
7.00%, 10/01/37	43,477	50,603
6.00%, 11/01/37	4,334	4,776
7.00%, 11/01/37	17,153	19,964
2.41%, 12/01/37†	98,171	102,191
6.00%, 12/01/37	664	731
7.00%, 12/01/37	18,432	21,453
2.41%, 01/01/38†	46,897	48,765
6.00%, 01/01/38	6,816	7,510
5.50%, 02/01/38	696	768
6.00%, 02/01/38	17,985	19,779
7.00%, 02/01/38	18,881	21,976
4.50%, 03/01/38	38,017	40,798
5.50%, 03/01/38	1,995	2,201
6.00%, 03/01/38	3,707	4,081
4.50%, 04/01/38	1,153,438	1,237,789
6.00%, 04/01/38	1,516	1,668
5.50%, 05/01/38	416	459
6.00%, 05/01/38	183	201
5.50%, 06/01/38	2,317	2,555
5.00%, 07/01/38 TBA	11,000,000	11,904,062
5.50%, 07/01/38	274,125	302,566
5.50%, 08/01/38	397,837	439,112
7.00%, 08/01/38	36,140	42,064
5.50%, 09/01/38	1,284	1,417
6.00%, 11/01/38	315,928	348,153
7.00%, 11/01/38	188,371	219,250
5.50%, 12/01/38	891	984
7.00%, 02/01/39	64,505	75,077
4.00%, 04/01/39	173,139	184,510
4.00%, 05/01/39	144,776	154,284
4.00%, 06/01/39	31,907	34,002
4.50%, 07/01/39	939,070	1,007,744
4.00%, 08/01/39	65,124	69,401
4.50%, 08/01/39	587,046	629,977
4.00%, 08/13/39 TBA	8,000,000	8,498,750
6.00%, 12/01/39	2,510,385	2,766,442
4.50%, 01/01/40	400,784	430,093
4.50%, 05/01/40	948,673	1,021,015
1.55%, 06/01/40†	76,482	78,354
4.00%, 07/01/40	5,300,000	5,640,360
4.50%, 07/01/40	449,457	483,730
4.00%, 08/01/40	1,199,861	1,279,035
4.50%, 08/01/40	4,140,638	4,450,460
4.00%, 09/01/40	2,471,054	2,634,109
4.50%, 09/01/40	1,517,817	1,645,617
1.55%, 10/01/40†	217,083	222,317
4.00%, 10/01/40	727,345	775,339
4.50%, 10/01/40	996,785	1,072,795
2.41%, 11/01/40†	38,227	40,036
4.00%, 11/01/40	2,569,804	2,739,375
4.50%, 11/01/40	180,686	194,464
4.00%, 12/01/40	2,983,102	3,179,945
4.00%, 01/01/41	636,286	678,272
4.50%, 01/01/41	1,579,662	1,700,119
4.00%, 02/01/41	26,333	28,079
4.50%, 02/01/41	862,644	930,043
5.00%, 02/01/41	521,137	566,759
4.00%, 03/01/41	546,777	583,027
4.50%, 03/01/41	792,457	853,602

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.50%, 04/01/41	$1,735,274	$1,870,851
4.50%, 05/01/41	1,915,352	2,064,999
5.00%, 05/01/41	433,032	468,776
4.50%, 06/01/41	687,251	740,946
5.00%, 06/01/41	64,250	69,554
4.00%, 07/01/41	181,714	193,762
4.00%, 07/14/41	2,000,000	2,128,438
3.50%, 08/01/41 TBA	33,000,000	34,593,283
4.00%, 08/01/41	87,219	93,002
4.50%, 08/01/41	215,602	232,447
3.50%, 08/11/41	31,000,000	32,496,720
4.00%, 09/01/41	332,907	354,978
4.50%, 09/01/41	927,248	999,694
4.00%, 10/01/41	1,701,789	1,814,615
4.50%, 10/01/41	54,426	58,679
5.00%, 10/01/41	2,978,944	3,242,988
4.00%, 11/01/41	2,938,387	3,133,198
4.50%, 11/01/41	952,925	1,034,709
4.00%, 12/01/41	2,425,808	2,586,636
4.00%, 01/01/42	106,406	113,633
4.50%, 04/01/42	199,419	214,564
4.00%, 05/01/42	400,000	431,894
4.00%, 06/01/42	1,100,000	1,187,710
3.00%, 07/01/42 TBA	7,900,000	8,101,204
3.00%, 07/12/42	4,000,000	4,101,875
6.50%, 07/25/42	1,180,000	1,375,389
3.00%, 08/01/42 TBA	3,000,000	3,068,438
Federal National Mortgage Association Interest Strip
3.00%, 04/25/27 IO	1,000,000	107,180
4.50%, 11/25/39 IO	300,000	36,195
3.50%, 11/25/41 IO	600,000	99,648
4.00%, 04/25/42 IO	1,500,000	235,050
Federal National Mortgage Association REMIC
13.67%, 08/25/21 IOΩ	118	2,976
6.97%, 10/25/21 IOΩ	168	3,115
0.85%, 05/25/30†	546,460	547,074
0.69%, 10/18/30†	31,153	31,220
7.92%, 11/25/37 IOΩ†	36,560	6,146
5.10%, 03/25/39 IOΩ†	598,436	141,098
6.50%, 06/25/39	100,000	112,313
10.11%, 10/25/40 IOΩ†	581,810	84,979
4.74%, 12/25/40 IOΩ†	475,955	75,444
8.25%, 01/25/41 IOΩ†	580,738	95,319
5.50%, 07/25/41	845,126	1,004,910
9.21%, 07/25/41 IOΩ†	755,966	117,878
0.80%, 09/25/41†	6,716,424	6,726,634
5.70%, 09/25/41 IOΩ†	1,324,365	206,129
6.30%, 10/25/41 IOΩ†	1,652,288	311,654
3.95%, 03/25/42 IOΩ†	479,106	111,244
6.40%, 03/25/42 IOΩ†	600,000	145,079
6.50%, 03/25/42	300,000	355,112
10.22%, 03/25/42 IOΩ†	200,000	44,262
5.50%, 04/25/42	2,800,000	3,166,320
6.00%, 05/25/42	900,000	1,020,322
8.53%, 06/25/42 IOΩ†	1,083,620	198,366
12.57%, 07/25/42 IOΩ†	200,000	41,491
FFCA Secured Lending Corporation
1.08%, 09/18/27 144A†@	724,807	29,615
FHLMC Multifamily Structured Pass Through Certificates
5.37%, 02/25/18 IOΩ†	5,497,336	394,992

	Par	Value
2.70%, 05/25/18	$800,000	$846,806
5.29%, 05/25/18 IOΩ†	1,971,068	194,104
5.36%, 08/25/18 IOΩ†	759,226	76,056
2.30%, 09/25/18	600,000	619,994
2.32%, 10/25/18	700,000	723,793
2.09%, 03/25/19	800,000	815,192
4.32%, 11/25/19	1,100,000	1,253,865
5.13%, 01/25/20 IOΩ†	3,869,634	237,472
5.13%, 04/25/20 IOΩ†	2,575,781	178,553
5.27%, 06/25/20 IOΩ†	2,196,255	212,335
5.45%, 08/25/20 IOΩ†	1,289,709	109,401
5.07%, 04/25/21 IOΩ†	863,532	72,989
5.11%, 07/25/21 IOΩ†	1,444,920	164,373
5.11%, 10/25/21 IOΩ†	910,595	100,003
5.18%, 12/25/21 IOΩ†	748,946	74,994
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,500,000	3,920,850
FHLMC Structured Pass-Through Securities
1.53%, 07/25/44†	1,605,474	1,668,188
First Horizon Alternative Mortgage Securities
2.59%, 06/25/34†	790,572	699,420
FREMF Mortgage Trust
4.16%, 11/25/44 144A†	300,000	283,380
4.50%, 12/25/44 144A†	200,000	191,649
4.02%, 01/25/47 144A†	225,000	193,752
General Electric Capital Commercial Mortgage Corporation
5.54%, 12/10/49	90,000	98,406
Government National Mortgage Association
3.95%, 07/15/25	178,957	194,464
7.00%, 10/15/25	52,586	62,155
7.00%, 01/15/26	11,412	13,554
7.00%, 07/15/27	93,267	110,375
7.00%, 12/15/27	1,395	1,664
7.00%, 01/15/28	16,729	16,895
7.00%, 03/15/28	121,554	144,735
7.00%, 07/15/28	18,235	21,835
7.50%, 07/15/28	13,892	14,406
6.50%, 08/15/28	9,984	11,666
7.00%, 08/15/28	26,650	31,911
7.50%, 08/15/28	11,313	13,727
6.50%, 09/15/28	41,522	48,517
7.00%, 10/15/28	41,339	49,501
7.50%, 03/15/29	32,741	39,569
7.50%, 11/15/29	22,425	23,531
1.63%, 11/20/29†	54,807	56,785
8.50%, 08/15/30	2,234	2,799
8.50%, 11/20/30	13,853	17,328
6.50%, 08/15/31	91,043	104,418
7.50%, 08/15/31	17,435	20,974
6.50%, 10/15/31	140,883	162,204
6.00%, 11/15/31	436,028	490,017
6.50%, 11/15/31	212,795	244,057
6.00%, 12/15/31	99,508	111,830
6.00%, 01/15/32	163,107	185,175
6.00%, 02/15/32	267,605	300,740
6.50%, 02/15/32	278,813	323,815
6.00%, 04/15/32	125,831	142,947
7.50%, 04/15/32	77,849	81,602
6.50%, 06/15/32	144,850	166,130

See Notes to Financial Statements.

	Par	Value
6.50%, 07/15/32	$3,744	$4,294
6.50%, 08/15/32	317,195	363,794
6.50%, 09/15/32	292,473	335,440
6.00%, 10/15/32	234,210	263,210
6.00%, 11/15/32	221,302	249,344
6.00%, 12/15/32	84,826	95,330
6.50%, 12/15/32	23,312	26,737
6.00%, 01/15/33	109,282	122,814
6.00%, 02/15/33	89,424	100,497
6.50%, 03/15/33	14,592	16,736
6.50%, 04/15/33	636,645	730,174
6.00%, 05/15/33	514,310	577,992
6.00%, 06/15/33	67,676	76,056
6.00%, 10/15/33	288,524	324,249
6.50%, 10/15/33	184,454	211,552
6.00%, 12/15/33	389,239	437,435
6.50%, 08/15/34	563,396	654,898
7.40%, 02/16/36 IOΩ†	1,058,587	136,607
7.93%, 12/16/36 IOΩ†	333,312	48,842
0.54%, 03/20/37†	1,719,607	1,715,720
0.54%, 05/20/37†	747,765	746,071
8.81%, 05/20/37 IOΩ†	705,377	106,113
5.50%, 07/01/38 TBA	800,000	887,875
6.00%, 09/20/38	1,320,092	1,480,559
5.26%, 11/20/38 IOΩ†	418,068	61,612
9.23%, 03/20/39 IOΩ†	235,620	34,218
5.00%, 07/01/39 TBA	200,000	220,875
5.00%, 10/20/39	1,026,667	1,137,188
12.12%, 01/20/40 IOΩ†	283,288	43,619
5.45%, 02/16/40 IOΩ†	255,329	50,087
4.50%, 03/15/40	506,268	555,310
9.72%, 03/20/40 IOΩ†	231,831	36,997
10.01%, 03/20/40 IOΩ†	1,526,088	241,488
5.00%, 07/20/40	73,582	81,592
5.00%, 08/20/40	1,048,545	1,161,750
5.00%, 09/20/40	290,107	321,428
9.75%, 09/20/40 IOΩ†	507,259	79,753
9.80%, 09/20/40 IOΩ†	582,770	90,818
6.00%, 10/20/40	142,351	160,456
6.00%, 01/20/41	149,944	169,014
9.79%, 01/20/41 IOΩ†	305,541	46,654
3.74%, 03/16/41 IOΩ†	152,073	20,790
9.56%, 03/20/41 IOΩ†	235,176	36,136
4.00%, 07/01/41 TBA	1,100,000	1,201,234
4.50%, 07/01/41 TBA	6,700,000	7,364,765
3.00%, 07/01/42 TBA	1,000,000	1,037,812
3.50%, 07/01/42 TBA	3,900,000	4,169,140
3.00%, 08/20/42 TBA	7,000,000	7,250,468
0.64%, 12/20/60†	503,639	499,521
0.72%, 03/20/61†	579,117	577,277
0.74%, 03/20/61†	384,859	384,046
Granite Mortgages PLC
1.12%, 01/20/44(E)†	225,964	277,323
Greenpoint Mortgage Funding Trust
0.43%, 01/25/37†	1,089,530	519,380
Greenwich Capital Commercial Funding Corporation
6.07%, 07/10/38†	1,307,000	1,472,893
GS Mortgage Securities Corporation II
3.55%, 04/01/34 144A	116,000	119,913
5.17%, 08/10/44 144AΩ†	475,844	42,741

	Par	Value
GSMPS Mortgage Loan Trust
0.48%, 02/25/35 144A†	$151,375	$125,862
GSR Mortgage Loan Trust
2.65%, 09/25/35†	628,613	611,073
Impac CMB Trust
0.97%, 10/25/34†@	93,224	59,868
0.51%, 11/25/35†	930,582	562,654
Indymac ARM Trust
1.72%, 01/25/32†	7,939	6,387
Indymac Index Mortgage Loan Trust
0.44%, 09/25/46†	1,224,981	724,576
JP Morgan Alternative Loan Trust
0.51%, 01/25/36†	533,197	396,804
JP Morgan Chase Commercial Mortgage Securities Corporation
5.44%, 05/15/45	101,000	108,415
5.34%, 05/15/47	155,000	171,484
JP Morgan Mortgage Trust
5.01%, 02/25/35†	329,549	329,813
LB-UBS Commercial Mortgage Trust
8.00%, 06/15/36 144AΩ†@	633,046	595
5.42%, 02/15/40	29,000	32,718
Luminent Mortgage Trust
0.42%, 12/25/36†	2,831,663	1,649,446
0.45%, 02/25/46†	842,185	450,316
MASTR Adjustable Rate Mortgages Trust
2.75%, 05/25/34†	261,294	231,872
0.89%, 11/25/34†	585,161	537,653
2.84%, 11/25/35 144A†	1,004,193	547,438
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.16%, 08/12/49†	150,000	164,923
MLCC Mortgage Investors, Inc.
0.93%, 04/25/28†	446,305	418,143
1.10%, 11/25/29†	369,277	350,075
Morgan Stanley Capital I, Inc.
5.48%, 02/12/44†	50,000	52,561
Permanent Master Issuer PLC
1.87%, 07/15/42 144A†	1,000,000	1,005,362
Prime Mortgage Trust
5.50%, 05/25/35 144A	3,740,978	3,273,712
6.00%, 05/25/35 144A	3,221,741	2,902,325
Sequoia Mortgage Trust
1.12%, 07/20/33†	197,521	174,154
Structured Adjustable Rate Mortgage Loan Trust
0.59%, 08/25/35†	377,095	310,387
Structured Asset Mortgage Investments, Inc.
0.49%, 07/19/35†	198,798	150,768
Structured Asset Securities Corporation
0.60%, 06/25/35 144A†	208,467	160,884
Wachovia Bank Commercial Mortgage Trust
5.31%, 11/15/48	105,000	118,170
Washington Mutual Mortgage Pass-Through Certificates
2.45%, 02/25/33†	15,536	13,850

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.55%, 02/25/37†	$782,805	$504,361
5.18%, 02/25/37†	557,180	389,971
1.55%, 06/25/42†	31,993	25,895
0.54%, 07/25/45†	339,789	275,704
0.54%, 10/25/45†	427,741	342,448
0.92%, 04/25/47†	1,256,879	886,101
Wells Fargo Alternative Loan Trust
5.92%, 12/28/37†	1,582,542	1,056,093
Wells Fargo Mortgage-Backed Securities Trust
2.75%, 08/25/33†	440,214	442,528
WF-RBS Commercial Mortgage Trust
5.48%, 02/15/44 144AΩ†	1,572,953	82,936
5.70%, 06/15/45 144AΩ†	330,000	35,440

Total Mortgage-Backed Securities (Cost $382,806,973)		379,564,011

MUNICIPAL BONDS — 2.4%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	3,300,000	4,156,878
American Municipal Power, Inc., Hydroelectric Project, Revenue Bond, Series B
8.08%, 02/15/50	300,000	430,773
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	290,000	333,970
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	1,800,000	2,144,484
City of San Francisco CA Public Utilities Commission, Revenue Bond, Series DE
6.00%, 11/01/40	110,000	138,227
Cook County, General Obligation, Series D
6.23%, 11/15/34	50,000	55,132
Illinois Finance Authority, Revenue Bond, Series B
5.75%, 07/01/33	1,800,000	2,091,978
Los Angeles Community College District, General Obligation
6.75%, 08/01/49	300,000	397,749
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	392,286
Los Angeles Department of Water & Power, Revenue Bond
6.57%, 07/01/45	200,000	288,300
Municipal Electric Authority of Georgia, Revenue Bond, Series B
6.64%, 04/01/57	230,000	267,076
6.66%, 04/01/57	130,000	149,131
Pennsylvania Higher Education Assistance Agency, Student Loan, Revenue Bond, Sub-Series HH-10
0.23%, 05/01/46†	2,150,000	1,989,107

	Par	Value
Santa Clara Valley Transportation Authority, Revenue Bond
5.88%, 04/01/32	$310,000	$381,092
State of California, General Obligation
7.95%, 03/01/36	165,000	195,400
7.55%, 04/01/39	385,000	495,464
7.30%, 10/01/39	360,000	447,275
State of Illinois, General Obligation
3.32%, 01/01/13	6,500,000	6,584,630
5.67%, 03/01/18	10,000	11,105
5.88%, 03/01/19	270,000	299,673
7.35%, 07/01/35	375,000	436,170
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	290,000	297,758

Total Municipal Bonds (Cost $20,562,576)		21,983,658

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
August 2012 Long U.S. Treasury Bond, Strike Price $152.00 , Expires 08/24/12 (JPM)	13	12,391
September 2012 10-Year U.S. Treasury Note Futures, Strike Price $150.00, Expires 08/24/12 (MLCS)	13	11,172

		23,563

Put Options — 0.0%
December 2012 3-Year Eurodollar Midcurve Futures, Strike Price $97.25, Expires 12/14/12 (MLCS)	37	1,619
December 2012 3-Year Eurodollar Midcurve Futures, Strike Price $98.25, Expires 12/14/12 (MLCS)	37	7,862
December 2012 90-Day Eurodollar Futures, Strike Price $98.75, Expires 12/14/12 (MLCS)	145	14,500
September 2012 10-Year U.S. Treasury Note Futures, Strike Price $129.50, Expires 08/24/12 (JPM)	17	2,125
September 2012 90-Day Eurodollar Futures, Strike Price $99.375, Expires 09/17/12 (ADV)	77	3,850

		29,956

Total Purchased Options (Cost $175,492)		53,519

See Notes to Financial Statements.

	Par	Value
U.S. TREASURY OBLIGATIONS — 17.6%
U.S. Treasury Bills
0.12%, 09/13/12‡‡	$11,500,000	$11,498,252
0.17%, 05/30/13	2,600,000	2,595,512

		14,093,764

U.S. Treasury Bonds
7.50%, 11/15/24	800,000	1,293,000
6.63%, 02/15/27	100,000	156,266
6.13%, 11/15/27	200,000	302,250
4.38%, 02/15/38	400,000	530,812
4.38%, 11/15/39	100,000	133,219
4.38%, 05/15/40	300,000	399,844
3.88%, 08/15/40	2,400,000	2,955,000
4.25%, 11/15/40	100,000	130,828
4.38%, 05/15/41	3,000,000	4,007,343
3.75%, 08/15/41	400,000	482,438
3.13%, 11/15/41	13,200,000	14,192,059
3.13%, 02/15/42	12,830,000	13,782,230
3.00%, 05/15/42	4,700,000	4,923,250

		43,288,539

U.S. Treasury Inflationary Index Bonds
2.00%, 07/15/14	100,000	129,390
1.63%, 01/15/15	1,100,000	1,409,075
1.88%, 07/15/15	100,000	128,688
1.13%, 01/15/21‡‡	4,700,000	5,693,882
0.13%, 01/15/22	8,500,000	9,148,716
2.38%, 01/15/25‡‡	850,000	1,368,710
3.88%, 04/15/29‡‡	808,000	1,830,771
2.13%, 02/15/41	1,700,000	2,555,319
0.75%, 02/15/42	500,000	535,868

		22,800,419

U.S. Treasury Notes
0.25%, 01/31/14	6,900,000	6,894,880
0.25%, 05/31/14	8,800,000	8,790,373
0.38%, 03/15/15	410,000	409,808
0.38%, 06/15/15	13,100,000	13,090,791
1.00%, 08/31/16	170,000	172,696
1.00%, 09/30/16	150,000	152,356
0.63%, 05/31/17	1,050,000	1,045,324
2.88%, 03/31/18	900,000	1,000,265
1.25%, 01/31/19	1,200,000	1,216,687
1.25%, 04/30/19	7,320,000	7,402,350
2.63%, 08/15/20	1,300,000	1,430,914
2.63%, 11/15/20	2,500,000	2,748,243
2.13%, 08/15/21	8,000,000	8,410,000
2.00%, 11/15/21	27,800,000	28,827,293
2.00%, 02/15/22	1,300,000	1,343,976
1.75%, 05/15/22	1,100,000	1,109,109

		84,045,065

Total U.S. Treasury Obligations (Cost $156,946,177)		164,227,787

	Shares
PREFERRED STOCK — 0.3%
Wells Fargo & Co.Δ* (Cost $1,420,633)	2,400	2,700,000

	Par	Value
REPURCHASE AGREEMENTS — 11.6%
Citigroup Global Markets, Inc. 0.18% (dated 06/20/12, due 07/03/12, repurchase price $6,000,390, collateralized by Federal National Mortgage Association, 3.500%, due 03/01/42, total market value $6,203,465)	$6,000,000	$6,000,000
0.19% (dated 06/08/12, due 07/09/12, repurchase price $19,503,190, collateralized by Federal Home Loan Mortgage Corporation, 4.000%, due 01/01/42, total market value $20,248,349)	19,500,000	19,500,000
Goldman Sachs & Co. 0.20% (dated 06/15/12, due 07/06/12, repurchase price $29,803,477, collateralized by Federal National Mortgage Association, 5.500%, due 10/01/35, total market value $31,002,930)	29,800,000	29,800,000
Morgan Stanley & Co., Inc. 0.21% (dated 06/29/12, due 07/02/12, repurchase price $33,000,578, collateralized by U.S. Treasury Note, 2.375%, due 09/30/14, total market value $33,678,429)	33,000,000	33,000,000
0.27% (dated 07/02/12, due 07/03/12, repurchase price $19,400,146, collateralized by U.S. Treasury Note, 2.375%, due 09/30/14, total market value $19,799,089)	19,400,000	19,400,000

Total Repurchase Agreements (Cost $107,700,000)		107,700,000

	Shares
MONEY MARKET FUNDS — 19.2%
GuideStone Money Market Fund (GS4 Class)¥	117,948,781	117,948,781
Northern Institutional Liquid Assets Portfolio§	60,749,615	60,749,615

Total Money Market Funds (Cost $178,698,396)		178,698,396

TOTAL INVESTMENTS — 131.7% (Cost $1,207,576,467)		1,225,677,082

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
September 2012 90-Day Eurodollar Futures, Strike Price $99.50, Expires 09/17/12 (ADV)	(43)	$(6,450)

	Notional Amount
Call Swaption — 0.0%
3-Month LIBOR, Strike Price $1.40, Expires 03/18/13 (DEUT)	$(16,700,000)	(262,880)

Put Options — 0.0%
3-Month LIBOR, Strike Price $1.40, Expires 03/18/13 (DEUT)	(16,700,000)	(104,178)

	Number of Contracts
December 2012 3-Year Eurodollar Midcurve Futures, Strike Price $97.75, Expires 12/14/12 (MLCS)	(74)	(6,937)
December 2012 90-Day Eurodollar Futures, Strike Price $98.25, Expires 12/14/12 (MLCS)	(145)	(5,438)
September 2012 90-Day Eurodollar Futures, Strike Price $99.125, Expires 09/17/12 (ADV)	(77)	(1,925)
September 2012 90-Day Eurodollar Futures, Strike Price $99.50, Expires 09/17/12 (ADV)	(43)	(4,300)

		(122,778)

Total Written Options
(Premiums received $(615,223))		(392,108)

	Par
TBA SALE COMMITMENTS — (1.6)%
Federal National Mortgage Association 4.00%, 07/13/39 TBA	$(7,800,000)	(8,300,907)
4.50%, 07/13/40 TBA	(6,000,000)	(6,435,937)

Total TBA Sale Commitments (Cost $(14,731,125))		(14,736,844)

Liabilities in Excess of Other Assets — (30.1)%		(279,820,281)

NET ASSETS — 100.0%		$930,727,849

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	40.8
Corporate Bonds	19.9
Money Market Funds	19.2
U.S. Treasury Obligations	17.6
Foreign Bonds	14.7
Repurchase Agreements	11.6
Asset-Backed Securities	2.7
Agency Obligations	2.5
Municipal Bonds	2.4
Preferred Stock	0.3
Swap Agreements	0.2
Purchased Options	— **
Written Options	— **
Futures Contracts	(0.6)
TBA Sale Commitments	(1.6)
Forward Foreign Currency Contracts	(5.3)

124.4

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

Swap agreements outstanding at June 30, 2012:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	$300,000	$16,318	$—	$16,318
Nabors Industries, 5.375% due 05/15/12	(1.00)%	03/20/19	BNP	USD	3,900,000	278,540	9,014	269,526
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	2,324	6,358	(4,034)

					$4,500,000	$297,182	$15,372	$281,810

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625%, due 09/15/17	0.67%	1.00%	09/20/13	UBS	USD	$900,000	$2,664	$(16,007)	$18,671
Federated Republic of Brazil, 12.25% due 03/06/30	1.48%	(1.04)%	05/20/17	DEUT	USD	1,000,000	(18,280)	—	(18,280)
GMAC LLC, 6.88% due 08/28/12	4.00%	(3.53)%	09/20/17	DEUT	USD	4,100,000	(75,029)	—	(75,029)

						$6,000,000	$(90,645)	$(16,007)	$(74,638)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX IG16 Index	1.00%	06/20/14	JPM	USD	$5,600,000	$(57,021)	$(45,410)	$(11,611)
Dow Jones CDX IG16 Index	1.00%	06/20/14	JPM	USD	5,300,000	(53,966)	(45,990)	(7,976)
Dow Jones CDX IG16 Index	1.00%	06/20/14	DEUT	USD	4,100,000	(41,748)	(34,377)	(7,371)
Dow Jones CDX IG16 Index	1.00%	06/20/14	BOA	USD	900,000	(9,164)	(7,028)	(2,136)
Dow Jones CDX IG14 Index	(1.00)%	06/20/15	UBS	USD	3,900,000	(31,719)	4,286	(36,005)
Dow Jones CDX HY15 Index	(5.00)%	12/20/15	CS	USD	2,112,000	(31,589)	43,560	(75,149)
Dow Jones CDX IG16 Index	(1.00)%	12/20/15	CS	USD	1,200,000	(7,202)	8,329	(15,531)
Dow Jones CDX IG16 Index	(1.00)%	06/20/16	CS	USD	4,000,000	(7,407)	65,674	(73,081)
Dow Jones CDX IG9 Index	(0.08)%	12/20/17	BAR	USD	7,163,200	269,561	319,075	(49,514)
Dow Jones CDX IG10 Index	(1.50)%	06/20/18	CS	USD	7,356,800	(18,570)	66,318	(84,888)

					$41,632,000	$11,175	$374,437	$(363,262)

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
Dow Jones CDX IG16 Index	0.94%	1.00%	06/20/16	JPM	USD	$4,825,000	$8,935	$16,088	$(7,153)
Dow Jones CDX IG16 Index	0.97%	1.00%	06/20/16	BOA	USD	3,000,000	5,556	5,418	138
Dow Jones CDX IG16 Index	0.94%	1.00%	06/20/16	DEUT	USD	2,125,000	3,935	6,927	(2,992)
Dow Jones CDX.NA.HY.18 Index	0.95%	5.00%	06/20/17	JPM	USD	2,300,000	(77,461)	(110,418)	32,957

						$12,250,000	$(59,035)	$(81,985)	$22,950

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	12.12%	01/02/14	HSBC	BRL	$15,600,000	$601,616	$13,626	$587,990
Brazil CETIP Interbank Deposit	11.94%	01/02/14	HSBC	BRL	9,100,000	292,377	26,430	265,947
Brazil CETIP Interbank Deposit	12.51%	01/02/14	BAR	BRL	6,100,000	211,436	4,069	207,367
Brazil CETIP Interbank Deposit	12.56%	01/02/14	HSBC	BRL	5,800,000	203,564	6,047	197,517
Brazil CETIP Interbank Deposit	10.53%	01/02/14	HSBC	BRL	5,000,000	84,842	5,597	79,245
Brazil CETIP Interbank Deposit	8.03%	01/02/14	GSC	BRL	3,300,000	3,324	—	3,324
Brazil CETIP Interbank Deposit	11.99%	01/02/14	BAR	BRL	1,700,000	61,636	217	61,419
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	9,000,000	34,924	18,905	16,019
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	7,700,000	114,246	5,781	108,465
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HSBC	BRL	5,300,000	89,851	14,723	75,128
6-Month EURIBOR	2.00%	03/21/17	BAR	EUR	5,500,000	255,200	162,698	92,502
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	2,200,000	204,327	(8,192)	212,519
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,300,000	121,491	(4,325)	125,816
3-Month LIBOR	(1.25)%	12/19/17	CITI	USD	1,000,000	(6,410)	(3,539)	(2,871)
6-Month BBR BBSW Index	3.75%	03/15/18	CITI	AUD	9,000,000	5,756	18,129	(12,373)
3-Month LIBOR	(1.75)%	12/19/19	CITI	USD	10,200,000	(170,568)	(147,418)	(23,150)
3-Month LIBOR	(1.75)%	12/19/19	CITI	USD	5,500,000	(91,974)	(74,706)	(17,268)
3-Month LIBOR	2.56%	10/20/20	DEUT	USD	2,800,000	232,122	—	232,122
3-Month LIBOR	(2.00)%	12/19/22	CITI	USD	6,200,000	(52,823)	(33,306)	(19,517)
3-Month LIBOR	(2.00)%	12/19/22	CITI	USD	4,400,000	(37,487)	(14,774)	(22,713)
6-Month BBR BBSW Index	4.00%	03/15/23	DEUT	AUD	6,100,000	(43,602)	37,604	(81,206)
6-Month BBR BBSW Index	4.25%	03/15/23	CITI	AUD	1,500,000	20,128	8,179	11,949
6-Month BBR BBSW Index	4.00%	03/15/23	GSC	AUD	100,000	(716)	—	(716)
3-Month LIBOR	(2.50)%	12/19/32	CITI	USD	4,300,000	(44,453)	(24,275)	(20,178)
3-Month LIBOR	(2.50)%	12/19/42	JPM	USD	600,000	2,375	(855)	3,230

					$129,300,000	$2,091,182	$10,615	$2,080,567

Total Swap agreements outstanding at June 30, 2012					$193,682,000	$2,249,859	$302,432	$1,947,427

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$23,072,779	$—	$23,072,779	$—
Asset-Backed Securities	25,168,580	—	22,582,757	2,585,823
Corporate Bonds	185,550,368	—	182,818,867	2,731,501
Foreign Bonds	136,957,984	—	135,977,708	980,276
Money Market Funds	178,698,396	178,698,395	—	—
Mortgage-Backed Securities	379,564,011	—	373,860,022	5,703,989
Municipal Bonds	21,983,658	—	21,983,658	—
Preferred Stock	2,700,000	2,700,000	—	—
Purchased Options	53,519	44,038	9,481	—
Repurchase Agreements	107,700,000	—	107,700,000	—
U.S. Treasury Obligations	164,227,787	—	164,227,787	—

Total Assets — Investments in Securities	$1,225,677,082	$181,442,433	$1,032,233,059	$12,001,589

Other Financial Instruments***
Swap Agreements	$2,249,859	$—	$2,249,859	$—

Total Assets — Other Financial Instruments	$2,249,859	$—	$2,249,859	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(14,736,844)	$—	$(14,736,844)	$—
Written Options	(392,108)	(18,113)	(373,995)	—

Total Liabilities — Investments in Securities	$(15,128,952)	$(18,113)	$(15,110,839)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(161,013)	$—	$(161,013)	$—
Futures Contracts	(65,587)	(65,587)	—	—

Total Liabilities — Other Financial Instruments	$(226,600)	$(65,587)	$(161,013)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending June 30, 2012.

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 0.8%
Citibank Credit Card
Issuance Trust
6.15%, 06/15/39Δ
(Cost $3,521,340)	$2,550,000	$3,454,454

CORPORATE BONDS — 59.0%
Aflac, Inc.
6.90%, 12/17/39	2,669,000	3,246,478
6.45%, 08/15/40Δ	5,705,000	6,628,286
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29Δ	100,000	68,500
Alcoa, Inc.
5.87%, 02/23/22Δ	10,000	10,307
6.75%, 01/15/28Δ	235,000	249,649
5.95%, 02/01/37Δ	5,326,000	5,151,030
Ally Financial, Inc.
8.00%, 11/01/31Δ	177,000	208,417
Alta Wind Holdings LLC
7.00%, 06/30/35 144AΔ	566,719	638,977
American Express Co.
8.15%, 03/19/38Δ	3,752,000	5,959,519
American International Group, Inc.
5.45%, 05/18/17Δ	30,000	32,638
Andarko Holding Co.
7.15%, 05/15/28Δ	250,000	282,379
AT&T Corporation
6.50%, 09/01/37Δ	8,530,000	10,882,165
Bank of America Corporation
5.49%, 03/15/19Δ	300,000	305,944
5.00%, 05/13/21Δ	140,000	144,697
5.88%, 02/07/42Δ	1,116,000	1,226,927
Bank of America NA
6.00%, 10/15/36Δ	8,152,000	8,601,232
Barrick North America Finance LLC
5.70%, 05/30/41Δ	1,634,000	1,853,592
Bell South Telecommunications, Inc.
7.00%, 12/01/95Δ	1,000,000	1,219,154
Bruce Mansfield Unit
6.85%, 06/01/34Δ	1,160,872	1,229,073
California Institute of Technology
4.70%, 11/01/11Δ	4,030,000	4,383,187
Camden Property Trust
5.70%, 05/15/17Δ	25,000	28,096
CenturyLink, Inc.
6.45%, 06/15/21Δ	260,000	271,009
6.88%, 01/15/28Δ	65,000	64,043
7.60%, 09/15/39Δ	755,000	731,156
7.65%, 03/15/42Δ	295,000	287,137
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	10,000	9,950
6.88%, 11/15/20Δ	10,000	9,900
2.75%, 11/15/35Δ	75,000	68,906
2.50%, 05/15/37Δ	200,000	172,250
2.25%, 12/15/38Δ	50,000	40,437
Ciena Corporation
3.75%, 10/15/18 144AΔ	155,000	173,212
Citigroup, Inc.
6.88%, 06/01/25Δ	2,441,000	2,659,506

	Par	Value
5.88%, 05/29/37Δ	$1,141,000	$1,247,452
8.13%, 07/15/39Δ	4,174,000	5,588,097
Comcast Corporation
5.65%, 06/15/35Δ	660,000	741,249
6.50%, 11/15/35Δ	555,000	677,515
6.45%, 03/15/37Δ	2,415,000	2,946,769
6.95%, 08/15/37Δ	625,000	805,444
Continental Airlines, Inc.
9.00%, 01/08/18Δ	1,769,501	2,026,079
8.31%, 10/02/19Δ	166,017	168,723
7.57%, 09/15/21Δ	109,755	109,755
Corning, Inc.
7.25%, 08/15/36Δ	850,000	1,052,495
Cummins, Inc.
6.75%, 02/15/27Δ	1,000,000	1,243,618
5.65%, 03/01/98Δ	2,520,000	2,605,672
Darden Restaurants, Inc.
6.00%, 08/15/35Δ	990,000	1,073,051
DCP Midstream LLP
6.45%, 11/03/36 144AΔ	490,000	582,950
Dillard’s, Inc.
7.75%, 07/15/26Δ	890,000	895,562
7.00%, 12/01/28Δ	500,000	483,750
Dow Chemical Co.
9.40%, 05/15/39Δ	920,000	1,469,752
Duke Realty LP
5.95%, 02/15/17Δ	70,000	77,474
Florida Power & Light Co.
4.05%, 06/01/42Δ	2,940,000	3,112,928
Foot Locker, Inc.
8.50%, 01/15/22Δ	1,000,000	1,083,750
Ford Motor Co.
4.25%, 11/15/16Δ	175,000	244,125
6.63%, 10/01/28Δ	680,000	768,154
6.38%, 02/01/29Δ	1,255,000	1,357,298
General Electric Capital Corporation
4.88%, 03/04/15Δ	510,000	554,089
6.75%, 03/15/32Δ	3,000,000	3,725,508
6.15%, 08/07/37Δ	6,114,000	7,248,049
5.88%, 01/14/38Δ	150,000	172,804
Goldman Sachs Group, Inc.
5.38%, 03/15/20Δ	415,000	427,881
6.75%, 10/01/37Δ	500,000	491,490
Halliburton Co.
7.45%, 09/15/39Δ	870,000	1,291,640
4.50%, 11/15/41Δ	1,150,000	1,210,910
HCA, Inc.
7.58%, 09/15/25Δ	1,000,000	960,000
7.05%, 12/01/27Δ	500,000	452,500
Hewlett-Packard Co.
6.00%, 09/15/41Δ	5,310,000	5,873,768
Home Depot, Inc.
5.88%, 12/16/36Δ	875,000	1,124,209
HSBC Bank USA NA
7.00%, 01/15/39Δ	5,948,000	6,988,002
Intel Corporation
3.25%, 08/01/39Δ	1,155,000	1,560,694
International Lease Finance Corporation
5.65%, 06/01/14Δ	105,000	108,150
8.63%, 09/15/15Δ	5,000	5,544
International Paper Co.
8.70%, 06/15/38Δ	2,643,000	3,741,822

See Notes to Financial Statements.

	Par	Value
iStar Financial, Inc.
8.63%, 06/01/13Δ	$635,000	$638,175
5.95%, 10/15/13Δ	305,000	297,756
5.70%, 03/01/14Δ	1,171,000	1,115,377
JC Penney Corporation, Inc.
6.38%, 10/15/36Δ	414,000	314,640
7.40%, 04/01/37Δ	10,000	8,425
Jefferies Group, Inc.
5.13%, 04/13/18Δ	80,000	78,400
6.88%, 04/15/21Δ	365,000	368,872
6.45%, 06/08/27Δ	40,000	38,400
6.25%, 01/15/36Δ	145,000	131,950
JPMorgan Chase & Co.
5.60%, 07/15/41Δ	8,127,000	9,248,095
Kinder Morgan Energy Partners LP
5.80%, 03/15/35Δ	280,000	297,488
Kraft Foods, Inc.
6.50%, 11/01/31Δ	815,000	1,007,929
7.00%, 08/11/37Δ	525,000	693,174
6.88%, 02/01/38Δ	3,243,000	4,255,724
6.50%, 02/09/40Δ	3,013,000	3,884,489
Lennar Corporation
6.50%, 04/15/16Δ	625,000	665,625
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144AΔ	1,400,000	1,440,772
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37Δ	240,000	284,495
Masco Corporation
7.75%, 08/01/29Δ	275,000	288,817
6.50%, 08/15/32Δ	55,000	53,014
Massachusetts Institute of Technology
5.60%, 07/01/11Δ	1,927,000	2,692,239
Mead Corporation
7.55%, 03/01/47Δ	515,000	545,909
Merrill Lynch & Co., Inc.
6.05%, 05/16/16Δ	200,000	206,955
6.11%, 01/29/37Δ	900,000	850,646
MetLife, Inc.
5.88%, 02/06/41Δ	6,373,000	7,855,022
6.40%, 12/15/66Δ	310,000	305,436
Micron Technology, Inc.
1.88%, 06/01/14Δ	20,000	19,700
Morgan Stanley
0.92%, 10/18/16†Δ	100,000	87,243
6.63%, 04/01/18Δ	70,000	73,277
5.63%, 09/23/19Δ	295,000	292,389
5.50%, 01/26/20Δ	100,000	98,091
5.50%, 07/24/20Δ	300,000	293,980
5.75%, 01/25/21Δ	300,000	296,306
6.25%, 08/09/26Δ	600,000	592,500
Motorola Solutions, Inc.
6.63%, 11/15/37Δ	46,000	48,894
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144AΔ	100,000	113,104
Nationwide Mutual Insurance Co.
6.60%, 04/15/34 144AΔ	150,000	147,314
New Albertsons, Inc.
7.45%, 08/01/29Δ	55,000	40,700
8.70%, 05/01/30Δ	25,000	20,500
8.00%, 05/01/31Δ	295,000	230,100

	Par	Value
Nortel Networks Capital Corporation
7.88%, 06/15/26#Δ	$445,000	$485,050
Old Republic International Corporation
3.75%, 03/15/18Δ	2,240,000	2,027,200
Owens Corning
7.00%, 12/01/36Δ	3,940,000	4,199,800
Owens Corning, Inc.
6.50%, 12/01/16Δ	240,000	267,119
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144AΔ	1,750,000	2,165,852
Prologis LP
5.63%, 11/15/15Δ	35,000	38,174
Prudential Financial, Inc.
6.63%, 06/21/40Δ	5,412,000	6,189,277
5.63%, 05/12/41Δ	987,000	1,011,608
Pulte Group, Inc.
5.20%, 02/15/15Δ	38,000	39,330
7.88%, 06/15/32Δ	1,500,000	1,432,500
6.38%, 05/15/33Δ	1,000,000	830,000
Qwest Corporation
7.25%, 09/15/25Δ	1,000,000	1,099,731
6.88%, 09/15/33Δ	2,250,000	2,250,000
RR Donnelley & Sons Co.
8.25%, 03/15/19Δ	250,000	246,250
Sempra Energy
6.00%, 10/15/39Δ	2,491,000	3,105,520
SLM Corporation
5.00%, 10/01/13Δ	250,000	258,750
5.38%, 05/15/14Δ	200,000	207,743
5.63%, 08/01/33Δ	380,000	321,100
Southern Natural Gas Co.
7.35%, 02/15/31Δ	1,750,000	2,131,178
Sprint Capital Corporation
6.90%, 05/01/19Δ	55,000	51,975
6.88%, 11/15/28Δ	2,350,000	1,903,500
8.75%, 03/15/32Δ	20,000	18,300
Target Corporation
7.00%, 01/15/38Δ	2,330,000	3,284,440
Tennessee Gas Pipeline Co.
7.00%, 10/15/28Δ	750,000	942,796
Textron, Inc.
6.63%, 04/07/20(U)Δ	160,000	281,829
Time Warner Cable, Inc.
6.55%, 05/01/37Δ	1,049,000	1,248,049
6.75%, 06/15/39Δ	2,995,000	3,662,735
5.88%, 11/15/40Δ	1,700,000	1,909,540
Time Warner Entertainment Co. LP
8.38%, 07/15/33Δ	1,049,000	1,425,015
Toro Co.
6.63%, 05/01/37@Δ	300,000	318,699
Travelers Cos., Inc.
6.25%, 06/15/37Δ	4,825,000	6,271,689
United Technologies Corporation
4.50%, 06/01/42Δ	2,927,000	3,228,741
UnitedHealth Group, Inc.
5.80%, 03/15/36Δ	920,000	1,139,193
6.50%, 06/15/37Δ	767,000	1,020,463
6.63%, 11/15/37Δ	2,526,000	3,392,858
5.70%, 10/15/40Δ	1,210,000	1,496,584

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
University of Pennsylvania 4.67%, 09/01/12Δ	$3,370,000	$3,893,749
University of Southern California 5.25%, 10/01/11Δ	3,014,000	3,999,949
US Airways, Inc. 5.90%, 04/01/26Δ	460,000	470,925
Verizon Communications, Inc.
5.85%, 09/15/35Δ	2,420,000	2,998,905
6.40%, 02/15/38Δ	968,000	1,261,468
6.90%, 04/15/38Δ	1,000,000	1,380,738
8.95%, 03/01/39Δ	105,000	173,524
7.35%, 04/01/39Δ	979,000	1,409,894
6.00%, 04/01/41Δ	2,770,000	3,525,116
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	150,000	155,745
Wachovia Bank NA
5.85%, 02/01/37Δ	4,577,000	5,315,513
6.60%, 01/15/38Δ	2,257,000	2,858,211
WellPoint, Inc.
5.95%, 12/15/34Δ	846,000	1,004,527
6.38%, 06/15/37Δ	2,766,000	3,498,653
Western Union Co.
6.20%, 11/17/36Δ	3,000,000	3,203,409
6.20%, 06/21/40Δ	20,000	21,829
Weyerhaeuser Co.
8.50%, 01/15/25Δ	520,000	616,337
6.88%, 12/15/33Δ	580,000	613,126
Wyndham Worldwide Corporation 5.75%, 02/01/18Δ	50,000	55,660

Total Corporate Bonds
(Cost $220,997,887)		259,418,263

FOREIGN BONDS — 23.3% Australia — 1.8%
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/39Δ	2,870,000	3,305,304
New South Wales Treasury Corporation 6.00%, 02/01/18(A)	730,000	834,695
Qantas Airways, Ltd.
6.05%, 04/15/16 144AΔ	345,000	354,362
Queensland Treasury Corporation 5.75%, 11/21/14(A)Δ	60,000	64,858
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40Δ	2,946,000	3,495,821

		8,055,040

Brazil — 0.4%
Brazilian Government International Bond 10.25%, 01/10/28(B)Δ	2,525,000	1,568,303

Canada — 5.3%
Canada Generic Residual STRIP 2.40%, 06/01/25(C)Ω†Δ	3,685,000	2,806,044
Methanex Corporation
6.00%, 08/15/15Δ	25,000	26,517
5.25%, 03/01/22Δ	100,000	103,947
Ontario Generic Residual STRIP 2.96%, 07/13/22(C)Ω†Δ	3,025,000	2,158,651

	Par	Value
3.56%, 03/08/29(C)Ω†Δ	$7,000,000	$3,985,277
Saskatchewan Residual STRIP
1.29%, 04/10/14(C)Ω†Δ	3,535,000	3,398,527
2.65%, 02/04/22(C)Ω†Δ	3,000,000	2,228,629
Talisman Energy, Inc.
6.25%, 02/01/38Δ	450,000	488,066
TransCanada PipeLines, Ltd.
6.20%, 10/15/37Δ	3,541,000	4,583,290
Xstrata Finance Canada, Ltd.
6.00%, 11/15/41 144AΔ	3,511,000	3,519,381

		23,298,329

Cayman Islands — 0.2%
Enersis SA
7.40%, 12/01/16Δ	625,000	734,913

Finland — 0.7%
Nokia OYJ
6.63%, 05/15/39Δ	3,892,000	3,014,319

Ireland — 1.2%
Ireland Government Bond
4.50%, 10/18/18(E)Δ	1,150,000	1,346,469
5.00%, 10/18/20(E)	75,000	87,365
5.40%, 03/13/25(E)Δ	1,300,000	1,513,358
XL Group PLC
6.38%, 11/15/24Δ	585,000	653,582
6.25%, 05/15/27Δ	1,530,000	1,685,555

		5,286,329

Italy — 0.3%
Italy Buoni Poliennali Del Tesoro
5.25%, 11/01/29(E)Δ	25,000	29,077
5.75%, 02/01/33(E)Δ	25,000	29,889
5.00%, 08/01/34(E)Δ	25,000	27,225
Telecom Italia Capital SA
6.38%, 11/15/33Δ	665,000	525,350
6.00%, 09/30/34Δ	975,000	753,187

		1,364,728

Luxembourg — 2.1%
ArcelorMittal
6.13%, 06/01/18Δ	435,000	441,609
5.50%, 03/01/21Δ	45,000	42,665
7.00%, 10/15/39Δ	4,837,000	4,709,042
6.75%, 03/01/41Δ	2,483,000	2,324,639
Enel Finance International NV
6.00%, 10/07/39 144AΔ	2,210,000	1,740,046

		9,258,001

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144AΔ	225,000	307,309

Mexico — 0.7%
Mexican Bonos
8.00%, 12/07/23(M)Δ	34,000,000	3,086,721

Netherlands — 2.7%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 05/24/41Δ	1,023,000	1,105,928
Deutsche Telekom International Finance BV
4.88%, 03/06/42 144AΔ	2,300,000	2,193,443

See Notes to Financial Statements.

	Par	Value
EDP Finance BV
4.75%, 09/26/16(E)	$300,000	$330,542
6.00%, 02/02/18 144AΔ	800,000	696,727
4.90%, 10/01/19 144AΔ	1,000,000	806,517
Koninklijke Philips Electronics NV
6.88%, 03/11/38Δ	3,250,000	4,278,752
5.00%, 03/15/42Δ	2,500,000	2,698,330

		12,110,239

Norway — 0.5%
Norway Government Bond
5.00%, 05/15/15(K)Δ	540,000	100,109
4.25%, 05/19/17(K)Δ	11,940,000	2,268,312

		2,368,421

Portugal — 0.0%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	75,000	67,709
3.85%, 04/15/21(E)Δ	190,000	158,081

		225,790

Spain — 0.4%
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20Δ	75,000	64,704
7.05%, 06/20/36Δ	1,720,000	1,507,795

		1,572,499

Supranational — 1.7%
Inter-American Development Bank
6.00%, 12/15/17(Z)Δ	6,365,000	5,688,335
International Bank For Reconstruction & Development
1.43%, 03/05/14(G)Δ	2,470,000	1,972,701

		7,661,036

United Kingdom — 5.2%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	650,982
10.18%, 06/12/21 144AΔ	7,312,000	8,666,365
BG Energy Capital PLC
5.13%, 10/15/41 144AΔ	585,000	648,004
HBOS PLC
6.75%, 05/21/18 144AΔ	700,000	661,200
6.00%, 11/01/33 144AΔ	590,000	466,784
HSBC Holdings PLC
6.80%, 06/01/38Δ	2,000,000	2,298,210
Lloyds TSB Bank PLC
5.80%, 01/13/20 144AΔ	5,705,000	6,108,030
6.38%, 01/21/21Δ	449,000	509,696
Royal Bank of Scotland PLC
6.13%, 01/11/21Δ	1,988,000	2,212,210
Tesco PLC
6.15%, 11/15/37 144AΔ	400,000	476,570

		22,698,051

Total Foreign Bonds
(Cost $93,224,339)		102,610,028

MORTGAGE-BACKED SECURITIES — 0.5%
Community Program
Loan Trust
4.50%, 04/01/29Δ	1,910,688	1,932,011

	Par	Value
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31Δ	$77,105	$83,127

Total Mortgage-Backed Securities
(Cost $1,770,264)		2,015,138

MUNICIPAL BONDS — 8.9%
California Educational Facilities Authority, Stanford University, Revenue Bond 5.25%, 04/01/40Δ	4,690,000	6,600,706
Escondido Union High School District, CABS-Election 2008, General Obligation, Series C 5.57%, 08/01/46Ω†Δ	1,875,000	312,338
5.64%, 08/01/51Ω†Δ	2,795,000	357,928
Foothill-De Anza Community College District, California Community College, General Obligation, Series C 5.00%, 08/01/40Δ	1,110,000	1,249,460
Massachusetts Development Finance Agency, Harvard University, Revenue Bond, Series B-1 5.00%, 10/15/40Δ	1,230,000	1,409,076
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bond, Series B (AGM Insured) 5.62%, 06/15/45Ω†Δ	9,800,000	1,645,616
5.65%, 06/15/46Ω†Δ	1,240,000	195,945
5.69%, 06/15/47Ω†Δ	400,000	59,456
Metropolitan Transportation Authority, Revenue Bond, Series E 6.81%, 11/15/40Δ	1,020,000	1,329,723
New Jersey Transportation Trust Fund Authority, Revenue Bond, Series A 5.50%, 06/15/41Δ	1,480,000	1,709,296
New York State Dormitory Authority, Revenue Bond, Series C 5.00%, 03/15/41Δ	4,585,000	5,096,503
Ohio State University, Revenue Bond, Series A 4.80%, 06/01/11Δ	1,470,000	1,627,202
Placentia-Yorba Linda Unified School District, General Obligation, Series D 5.45%, 08/01/42Ω†Δ	905,000	177,027
San Bernardino Community College District, General Obligation, Series B 5.52%, 08/01/48Ω†Δ	2,845,000	437,220
San Francisco Public Utilities Commission, Revenue Bond, Sub-Series A 5.00%, 11/01/41Δ	1,170,000	1,296,734
Santa Barbara Secondary High School District, General Obligation, Series A 5.45%, 08/01/40Ω†Δ	1,500,000	345,420

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Santa Barbara Unified School District, General Obligation, Series A 5.36%, 08/01/41Ω†Δ	$705,000	$150,623
Southwestern Community College District, General Obligation, Series C 5.49%, 08/01/46Ω†Δ	3,975,000	615,568
State of California, General Obligation 7.50%, 04/01/34Δ	2,135,000	2,669,262
7.55%, 04/01/39Δ	1,190,000	1,531,435
State of Illinois, General Obligation 5.10%, 06/01/33Δ	635,000	600,837
Turlock Irrigation District, Revenue Bond 5.50%, 01/01/41Δ	2,490,000	2,812,032
University of California, Revenue Bond, Series AD 4.86%, 05/15/12Δ	5,912,000	6,070,146
Westside Union School District, General Obligation, Series B 5.63%, 08/01/40Ω†Δ	1,600,000	356,560
5.80%, 08/01/45Ω†Δ	2,170,000	366,556

Total Municipal Bonds
(Cost $33,551,311)		39,022,669

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds 3.13%, 11/15/41Δ	4,665,000	5,015,603

U.S. Treasury STRIPS 2.94%, 05/15/40Ω†Δ	14,975,000	6,707,886
2.96%, 02/15/41Ω†Δ	19,827,000	8,654,704

		15,362,590

Total U.S. Treasury Obligations
(Cost $15,463,424)		20,378,193

	Shares	Value
PREFERRED STOCKS — 0.1%
Ally Financial, Inc. 144AΔ	82	$73,054
Chesapeake Energy CorporationΔ	330	24,668
El Paso Energy Capital Trust IΔ	5,350	270,977

Total Preferred Stocks
(Cost $272,391)		368,699

MONEY MARKET FUNDS — 8.3%
GuideStone Money Market Fund (GS4 Class)Δ¥	7,613,260	7,613,260
Northern Institutional Liquid Assets Portfolio§Δ	29,153,001	29,153,001

Total Money Market Funds
(Cost $36,766,261)		36,766,261

TOTAL INVESTMENTS — 105.5%
(Cost $405,567,217)		464,033,705
Liabilities in Excess of Other Assets — (5.5)%		(24,042,080)

NET ASSETS — 100.0%		$439,991,625

PORTFOLIO SUMMARY (based on net assets)
		%
Corporate Bonds		59.0
Foreign Bonds		23.3
Municipal Bonds		8.9
Money Market Funds		8.3
U.S. Treasury Obligations		4.6
Asset-Backed Security		0.8
Mortgage-Backed Securities		0.5
Preferred Stocks		0.1

		105.5

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$3,454,454	$—	$3,454,454	$—
Corporate Bonds	259,418,263	—	255,413,708	4,004,555
Foreign Bonds	102,610,028	—	102,610,028	—
Money Market Funds	36,766,261	36,766,261	—	—
Mortgage-Backed Securities	2,015,138	—	2,015,138	—
Municipal Bonds	39,022,669	—	39,022,669	—
Preferred Stocks	368,699	368,699	—	—
U.S. Treasury Obligations	20,378,193	—	20,378,193	—

Total Assets — Investments in Securities	$464,033,705	$37,134,960	$422,894,190	$4,004,555

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending June 30, 2012.

See Notes to Financial Statements.

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 94.0%
U.S. Treasury Bond 3.13%, 02/15/42	$481,900	$517,666
U.S. Treasury Inflationary Index Bonds
0.63%, 04/15/13	1,590,000	1,734,382
1.88%, 07/15/13	3,190,000	4,094,083
2.00%, 01/15/14	5,275,000	6,822,721
1.25%, 04/15/14	1,820,000	2,043,662
2.00%, 07/15/14	3,908,200	5,056,816
1.63%, 01/15/15	1,550,000	1,985,515
0.50%, 04/15/15	10,656,900	11,752,305
1.88%, 07/15/15	2,943,700	3,788,194
2.00%, 01/15/16	2,335,000	2,995,971
0.13%, 04/15/16	22,455,600	24,373,384
2.50%, 07/15/16	1,967,200	2,566,590
2.38%, 01/15/17	2,570,000	3,385,082
0.13%, 04/15/17	4,723,300	5,052,845
2.63%, 07/15/17	980,000	1,293,029
2.13%, 01/15/19	1,380,900	1,772,109
1.88%, 07/15/19	680,000	877,131
1.38%, 01/15/20	1,378,900	1,707,271
1.13%, 01/15/21	4,505,000	5,457,647
0.63%, 07/15/21	5,080,000	5,779,548
0.13%, 01/15/22	6,264,200	6,742,281
2.38%, 01/15/25‡‡	7,375,200	11,875,895
2.00%, 01/15/26	2,275,000	3,371,565
2.38%, 01/15/27	2,415,000	3,703,471
1.75%, 01/15/28	4,605,000	6,347,968
3.63%, 04/15/28	3,435,000	7,549,290
2.50%, 01/15/29	4,690,000	6,986,000
3.88%, 04/15/29	3,200,000	7,250,578
3.38%, 04/15/32	307,100	642,643
2.13%, 02/15/40	3,837,600	5,812,606
2.13%, 02/15/41	4,758,900	7,153,240
0.75%, 02/15/42	5,154,400	5,524,155

		165,497,977

Total U.S. Treasury Obligations
(Cost $155,540,504)		166,015,643

	Shares	Value
MONEY MARKET FUNDS — 5.9%
GuideStone Money Market Fund (GS4 Class)¥ (Cost $10,479,228)	10,479,228	$10,479,228

TOTAL INVESTMENTS — 99.9%
(Cost $166,019,732)		176,494,871
Other Assets in Excess of Liabilities — 0.1%		90,342

NET ASSETS — 100.0%		$176,585,213

PORTFOLIO SUMMARY (based on net assets)
		%
U.S. Treasury Obligations		94.0
Money Market Funds		5.9
Futures Contracts		5.8

		105.7

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$10,479,228	$10,479,228	$—	$—
U.S. Treasury Obligations	166,015,643	—	166,015,642	—

Total Assets — Investments in Securities	$176,494,871	$10,479,228	$166,015,642	$—

Other Financial Instruments***
Futures Contracts	$139,460	$139,460	$—	$—

Total Assets — Other Financial Instruments	$139,460	$139,460	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Par	Value
CORPORATE BONDS — 39.7%
Acadia Healthcare Co., Inc.
12.88%, 11/01/18	$160,000	$183,200
AES Corporation
9.75%, 04/15/16	10,000	11,900
8.00%, 06/01/20Δ	350,000	403,375
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	70,000	47,950
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	5,154
6.75%, 01/15/28Δ	185,000	196,532
5.95%, 02/01/37Δ	65,000	62,865
Ally Financial, Inc.
7.50%, 12/31/13	15,000	15,938
6.75%, 12/01/14	399,000	421,942
5.50%, 02/15/17Δ	70,000	71,174
8.00%, 12/31/18	104,000	115,700
8.00%, 03/15/20	200,000	231,000
7.50%, 09/15/20	415,000	467,912
8.00%, 11/01/31	345,000	406,238
Altegrity, Inc.
10.50%, 11/01/15 144AΔ	150,000	137,250
American International Group, Inc.
5.45%, 05/18/17	25,000	27,198
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	11,358
6.38%, 09/15/17	120,000	139,553
Appleton Papers, Inc.
11.25%, 12/15/15	102,000	109,395
Ashland, Inc.
9.13%, 06/01/17Δ	90,000	99,450
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	250,000	260,312
Ashton Woods USA LLC
11.00%, 06/30/15 STEP 144A@	20,800	19,188
Astoria Depositor Corporation
8.14%, 05/01/21 144A	130,000	114,400
AT&T, Inc.
3.88%, 08/15/21	60,000	65,482
6.55%, 02/15/39	220,000	284,149
Ball Corporation
5.75%, 05/15/21Δ	380,000	410,400
Bank of America Corporation
4.63%, 08/07/17(E)	300,000	391,680
5.49%, 03/15/19	100,000	101,981
5.00%, 05/13/21	100,000	103,355
Biomet, Inc.
10.38%, 10/15/17 PIK	545,000	585,194
Calpine Corporation
7.88%, 01/15/23 144AΔ	400,000	438,000
CCO Holdings LLC
7.00%, 01/15/19	230,000	249,550
6.50%, 04/30/21Δ	190,000	203,300
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	260,000	356,243
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144A	100,000	76,500
Chesapeake Energy Corporation
6.78%, 03/15/19Δ	180,000	175,725

	Par	Value
6.63%, 08/15/20Δ	$145,000	$144,275
6.88%, 11/15/20	5,000	4,950
2.75%, 11/15/35	75,000	68,906
2.50%, 05/15/37Δ	165,000	142,106
2.25%, 12/15/38	25,000	20,219
Chesapeake Midstream Partners LP
6.13%, 07/15/22	150,000	147,750
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	448,875
Ciena Corporation
0.88%, 06/15/17	135,000	116,100
3.75%, 10/15/18 144AΔ	415,000	463,762
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	128,262
Citigroup, Inc.
7.38%, 09/04/19(E)Δ	380,000	565,516
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	21,293
6.80%, 11/15/15	125,000	144,793
Comcast Corporation
5.15%, 03/01/20	170,000	197,668
Community Health Systems, Inc.
8.88%, 07/15/15	50,000	51,375
Concho Resources, Inc.
5.50%, 10/01/22	520,000	515,450
ConocoPhillips
6.50%, 02/01/39Δ	30,000	41,697
Consol Energy
8.25%, 04/01/20	210,000	221,550
Continental Airlines, Inc.
9.00%, 01/08/18	1,105,938	1,266,299
5.98%, 10/19/23Δ	497,041	539,290
Countrywide Financial Corporation
6.25%, 05/15/16Δ	280,000	291,672
Cricket Communications, Inc.
7.75%, 05/15/16Δ	190,000	202,588
Cummins, Inc.
5.65%, 03/01/98	1,500,000	1,550,995
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	130,000	134,550
Delta Air Lines, Inc.
9.50%, 09/15/14 144A	436,000	462,705
8.02%, 02/10/24	81,527	82,448
DISH DBS Corporation
5.88%, 07/15/22 144A	600,000	609,000
Dynegy Holdings LLC
7.75%, 06/01/19#Δ	893,000	602,775
El Paso LLC
7.75%, 01/15/32	50,000	56,468
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	115,648
8.38%, 06/15/32	75,000	97,418
El Pollo Loco, Inc.
8.86%, 07/14/17†	29,700	29,502
17.00%, 01/01/18 144AΔ	173,633	158,223
Embarq Corporation
8.00%, 06/01/36	995,000	1,042,199
Enterprise Products Operating LLC
9.75%, 01/31/14	100,000	112,863

See Notes to Financial Statements.

	Par	Value
8.38%, 08/01/66†	$60,000	$65,081
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,287,958
Escrow GCB US Oncology
9.12%, 08/15/17+ 144A	155,000	—
EXCO Resources, Inc.
7.50%, 09/15/18Δ	200,000	174,000
FirstEnergy Corporation
7.38%, 11/15/31	325,000	409,113
Ford Motor Co.
4.25%, 11/15/16Δ	830,000	1,157,850
6.63%, 10/01/28	850,000	960,192
Ford Motor Credit Co., LLC
12.00%, 05/15/15	100,000	125,000
5.00%, 05/15/18	520,000	553,479
Freescale Semiconductor, Inc.
10.13%, 12/15/16	56,000	59,220
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	75,000	83,625
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	44,514
Frontier Communications Corporation
7.88%, 01/15/27	405,000	358,425
General Electric Capital Corporation
7.63%, 12/10/14(Z)	1,025,000	885,059
4.88%, 03/04/15Δ	370,000	401,986
6.50%, 09/28/15(Z)	255,000	215,799
6.75%, 09/26/16(Z)	150,000	129,496
6.75%, 03/15/32	30,000	37,255
Georgia-Pacific LLC
8.88%, 05/15/31	785,000	1,109,634
Gerdau Holdings, Inc.
7.00%, 01/20/20	100,000	112,000
Goldman Sachs Group, Inc.
4.75%, 10/12/21(E)	150,000	170,310
6.75%, 10/01/37	355,000	348,958
Goodyear Tire & Rubber Co.
7.00%, 03/15/28Δ	690,000	657,225
H&E Equipment Services, Inc.
8.38%, 07/15/16	370,000	383,412
Hanover Insurance Group, Inc.
7.50%, 03/01/20	385,000	447,292
HCA, Inc.
6.38%, 01/15/15	150,000	160,125
7.19%, 11/15/15	205,000	217,300
7.50%, 12/15/23	555,000	536,269
8.36%, 04/15/24	90,000	91,800
7.69%, 06/15/25	775,000	749,812
7.58%, 09/15/25	570,000	547,200
Hercules Offshore, Inc.
10.50%, 10/15/17 144A	80,000	80,400
Human Genome Sciences, Inc.
3.00%, 11/15/18	510,000	611,362
Idearc, Inc. Escrow
0.00%, 11/15/16+Ω	185,000	—
ING Capital Funding Trust III
4.07%, 12/29/49†Δ	200,000	166,982
Intel Corporation
2.95%, 12/15/35Δ	580,000	659,025
3.25%, 08/01/39	460,000	621,575

	Par	Value
International Lease Finance Corporation
5.65%, 06/01/14Δ	$90,000	$92,700
8.63%, 09/15/15Δ	665,000	737,319
5.88%, 04/01/19Δ	135,000	135,317
6.25%, 05/15/19	230,000	234,370
iStar Financial, Inc.
5.70%, 03/01/14	62,000	59,055
6.05%, 04/15/15	20,000	18,850
5.88%, 03/15/16	22,000	20,075
JC Penney Corporation, Inc.
6.38%, 10/15/36	650,000	494,000
7.40%, 04/01/37	5,000	4,212
7.63%, 03/01/97Δ	1,300,000	953,875
Jefferies Group, Inc.
5.13%, 04/13/18	55,000	53,900
6.88%, 04/15/21	270,000	272,864
6.45%, 06/08/27	30,000	28,800
6.25%, 01/15/36	100,000	91,000
Jones Group, Inc.
6.13%, 11/15/34	135,000	100,575
JPMorgan Chase & Co.
4.50%, 01/24/22	160,000	172,692
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	413,470
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21 144AΔ	795,000	558,487
Key Energy Services, Inc.
6.75%, 03/01/21Δ	170,000	166,600
Kinder Morgan Energy Partners LP
6.50%, 02/01/37Δ	75,000	84,686
6.95%, 01/15/38	90,000	106,783
Lawson Software
10.00%, 04/01/19 144A(E)	110,000	143,381
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,477,000
Level 3 Financing, Inc.
8.75%, 02/15/17	1,285,000	1,342,825
9.38%, 04/01/19	20,000	21,700
Masco Corporation
5.85%, 03/15/17	90,000	94,438
7.75%, 08/01/29	250,000	262,561
6.50%, 08/15/32Δ	175,000	168,682
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	435,000	239,250
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	668,764
6.11%, 01/29/37	1,300,000	1,228,711
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	168,943
Morgan Stanley
4.75%, 04/01/14	40,000	40,369
5.75%, 01/25/21	700,000	691,380
6.25%, 08/09/26	400,000	395,000
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	111,607
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,357,254
NetFlix, Inc.
8.50%, 11/15/17Δ	150,000	159,000
NewPage Corporation
11.38%, 12/31/14 144A#Δ	285,000	185,250

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Nextel Communications, Inc.
5.95%, 03/15/14	$830,000	$835,188
7.38%, 08/01/15Δ	1,755,000	1,765,969
Nielsen Finance LLC
11.50%, 05/01/16	250,000	285,625
Old Republic International Corporation
3.75%, 03/15/18Δ	1,585,000	1,434,425
Owens Corning
7.00%, 12/01/36	220,000	234,507
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144A	840,000	806,400
Oxford Industries, Inc.
11.38%, 07/15/15	135,000	143,270
Peabody Energy Corporation
6.50%, 09/15/20Δ	490,000	498,575
Pemex Project Funding Master Trust
6.63%, 06/15/35	516,000	616,620
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	847,777
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	1,001,229
7.20%, 01/15/28	315,000	387,976
Plains Exploration & Production Co.
8.63%, 10/15/19	55,000	60,981
ProLogis LP
6.63%, 05/15/18Δ	15,000	17,323
QEP Resources, Inc.
6.88%, 03/01/21	290,000	323,350
Quicksilver Resources, Inc.
11.75%, 01/01/16	145,000	141,919
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	239,450
Qwest Corporation
3.72%, 06/15/13†Δ	100,000	100,117
7.50%, 06/15/23	110,000	110,880
7.25%, 09/15/25Δ	105,000	115,472
6.88%, 09/15/33Δ	2,500,000	2,500,000
7.25%, 10/15/35Δ	110,000	111,375
Range Resources Corporation
6.75%, 08/01/20	510,000	555,900
Regency Energy Partners LP
6.88%, 12/01/18	450,000	475,875
Reliance Holdings USA, Inc.
4.50%, 10/19/20 144AΔ	290,000	273,000
Republic Services, Inc.
4.75%, 05/15/23Δ	90,000	99,960
Reynolds Group Issuer, Inc.
7.75%, 10/15/16 144A	300,000	317,250
Service Corporation International
7.50%, 04/01/27	75,000	77,250
Simon Property Group LP
5.75%, 12/01/15Δ	25,000	27,954
SLM Corporation
5.38%, 01/15/13	650,000	663,802
5.38%, 05/15/14	1,000,000	1,038,713
8.45%, 06/15/18	769,000	865,125
8.00%, 03/25/20	10,000	11,000
Southern Copper Corporation
5.38%, 04/16/20Δ	70,000	77,911
6.75%, 04/16/40	350,000	374,136

	Par	Value
Springleaf Finance Corporation
5.75%, 09/15/16	$700,000	$560,000
6.50%, 09/15/17Δ	400,000	318,000
6.90%, 12/15/17	200,000	160,624
Sprint Capital Corporation
6.88%, 11/15/28	210,000	170,100
8.75%, 03/15/32	745,000	681,675
Steel Dynamics, Inc.
7.75%, 04/15/16Δ	280,000	289,800
7.63%, 03/15/20Δ	100,000	107,500
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	100,000	129,581
Tenet Healthcare Corporation
8.88%, 07/01/19Δ	462,000	520,905
6.88%, 11/15/31Δ	85,000	72,462
Textron Financial Corporation
5.13%, 08/15/14Δ	30,000	31,825
Textron, Inc.
6.63%, 04/07/20(U)	130,000	228,986
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	252,953
8.25%, 04/01/19	40,000	52,339
Time Warner, Inc.
4.00%, 01/15/22Δ	100,000	105,976
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	335,000	273,862
United Air Lines, Inc.
10.40%, 05/01/18Δ	578,794	660,578
6.64%, 01/02/24	245,460	256,506
Universal Hospital Services, Inc.
8.50%, 06/01/15 PIKΔ	20,000	20,488
Univision Com-munications, Inc.
7.88%, 11/01/20 144A	150,000	161,250
US Airways, Inc.
9.13%, 10/01/15	515,000	516,287
8.00%, 04/01/21	585,000	599,625
5.90%, 04/01/26Δ	335,000	342,956
USG Corporation
6.30%, 11/15/16Δ	1,250,000	1,203,125
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18Δ	105,000	107,888
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	45,000	46,724
Verizon Pennsylvania, Inc.
6.00%, 12/01/28	90,000	98,588
Wachovia Corporation
5.25%, 08/01/14	120,000	128,076
WellPoint, Inc.
7.00%, 02/15/19	80,000	99,464
Western Union Co.
6.20%, 06/21/40Δ	5,000	5,457
Westvaco Corporation
8.20%, 01/15/30	150,000	178,517
7.95%, 02/15/31	135,000	154,637
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	480,032
6.95%, 10/01/27Δ	55,000	59,675
7.38%, 03/15/32	370,000	414,385
6.88%, 12/15/33	490,000	517,985

See Notes to Financial Statements.

	Par	Value
Whiting Petroleum Corporation
7.00%, 02/01/14	$130,000	$138,450
Williams Cos., Inc.
7.50%, 01/15/31	60,000	73,260
WPX Energy, Inc.
6.00%, 01/15/22 144AΔ	150,000	150,000
Wyndham Worldwide Corporation
7.38%, 03/01/20	380,000	452,365

Total Corporate Bonds
(Cost $66,419,622)		74,233,421

FOREIGN BONDS — 39.9%
Argentina — 0.4%
Argentina Boden Bonds
7.00%, 10/03/15Δ	442,000	342,108
Argentine Republic Government International Bond
8.75%, 06/02/17	93,000	77,022
8.28%, 12/31/33Δ	146,719	96,835
Pan American Energy LLC
7.88%, 05/07/21 144A	100,000	86,000
Pan American Energy LLC
7.88%, 05/07/21Δ	176,000	151,360

		753,325

Australia — 2.3%
FMG Resources August 2006 Proprietary, Ltd.
7.00%, 11/01/15 144AΔ	70,000	71,750
6.88%, 04/01/22 144AΔ	670,000	676,700
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,995,753
Queensland Treasury Corporation
7.13%, 09/18/17(Z)	275,000	252,384
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	260,000	355,974

		4,352,561

Bermuda — 0.8%
Qtel International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	213,500
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,324,334

		1,537,834

Brazil — 3.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14(B)	131,000	67,018
10.00%, 01/01/17(B)	4,207,000	2,150,813
Brazilian Government International Bond
4.88%, 01/22/21Δ	450,000	522,675
11.00%, 08/17/40	115,000	148,637
Federal Republic of Brazil
10.25%, 01/10/28(B)	5,250,000	3,260,829
Hypermarcas SA
6.50%, 04/20/21 144AΔ	150,000	145,500
Telemar Norte Leste SA
5.50%, 10/23/20 144A	110,000	112,750

	Par	Value
Telemar Norte Leste SA
5.50%, 10/23/20Δ	$100,000	$102,500

		6,510,722

Canada — 4.4%
Atlantic Power Corporation
9.00%, 11/15/18 144AΔ	310,000	318,525
Canadian Government Bond
2.50%, 06/01/15(C)	4,720,000	4,820,371
Methanex Corporation
5.25%, 03/01/22	75,000	77,961
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	704,938
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,331,999
Stone Container Finance Company of Canada II Escrow
4.22%, 07/15/14+Ω	330,000	8,250
Teck Resources, Ltd.
10.25%, 05/15/16 144A	29,000	32,397

		8,294,441

Cayman Islands — 1.2%
Braskem Finance, Ltd.
7.00%, 05/07/20	180,000	197,604
Odebrecht Finance, Ltd.
7.00%, 04/21/20 144A	300,000	330,000
6.00%, 04/05/23 144A	220,000	232,826
Petrobras International Finance Co.
6.88%, 01/20/40Δ	390,000	465,738
6.75%, 01/27/41	160,000	188,477
Suzano Trading, Ltd.
5.88%, 01/23/21 144AΔ	250,000	233,950
Vale Overseas, Ltd.
6.88%, 11/21/36Δ	462,000	538,209

		2,186,804

Chile — 0.6%
AES Gener SA
5.25%, 08/15/21 144A	120,000	127,444
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	120,000	141,891
4.75%, 01/11/22 144A	125,000	128,410
Colbun SA
6.00%, 01/21/20	100,000	108,018
Colbun SA
6.00%, 01/21/20 144A	110,000	118,820
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144A	220,000	232,515
Inversiones CMPC SA
4.75%, 01/19/18 144AΔ	200,000	209,099

		1,066,197

Colombia — 0.9%
Colombia Government International Bond
7.38%, 03/18/19Δ	200,000	262,500
7.38%, 09/18/37Δ	160,000	237,520
6.13%, 01/18/41	140,000	182,700
Ecopetrol SA
7.63%, 07/23/19Δ	440,000	553,926

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Empresa de Energia de Bogota SA
6.13%, 11/10/21 144A	$250,000	$265,000
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	147,000

		1,648,646

France — 0.5%
AXA SA
6.21%, 10/29/49(E)†Δ	210,000	199,157
Compagnie Generale de Geophysique—Veritas
9.50%, 05/15/16	650,000	713,375
Europcar Groupe SA
9.38%, 04/15/18 144A(E)	145,000	128,449

		1,040,981

Germany — 6.8%
Bundesobligation
2.00%, 02/26/16(E)Δ	910,000	1,220,402
0.75%, 02/24/17(E)	2,880,000	3,671,905
Bundesrepublik Deutschland
4.00%, 07/04/16(E)Δ	2,000	2,889
3.75%, 01/04/19(E)	770,000	1,143,839
3.25%, 01/04/20(E)	4,240,000	6,161,147
Kabel Deutschland Holding AG
6.50%, 07/31/17 144A(E)	100,000	129,398
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 144A(E)	160,000	217,666
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144A	100,000	106,500
Unitymedia NRW GmbH
8.13%, 12/01/17 144A	100,000	108,000

		12,761,746

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	150,000	1

Indonesia — 0.5%
Indonesia Government International Bond
6.63%, 02/17/37Δ	225,000	279,000
5.25%, 01/17/42Δ	370,000	388,962
Pertamina Persero PT
5.25%, 05/23/21 144A	200,000	210,000

		877,962

Ireland — 1.8%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)Δ	112,000	133,586
Ireland Government Bond
4.50%, 10/18/18(E)	900,000	1,053,759
5.00%, 10/18/20(E)	50,000	58,243
5.40%, 03/13/25(E)	750,000	873,091
Nara Cable Funding, Ltd.
8.88%, 12/01/18 144A	360,000	311,400
Novatek OAO via Novatek Finance, Ltd.
6.60%, 02/03/21 144AΔ	200,000	218,800
XL Group PLC
6.25%, 05/15/27Δ	640,000	705,069

		3,353,948

	Par	Value
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro
5.25%, 11/01/29(E)	$20,000	$23,262
5.75%, 02/01/33(E)	20,000	23,911
5.00%, 08/01/34(E)	20,000	21,780
Seat Pagine Gialle SpA
10.50%, 01/31/17(E)	129,000	104,480
Telecom Italia Capital SA
6.38%, 11/15/33	830,000	655,700
6.00%, 09/30/34	145,000	112,012

		941,145

Luxembourg — 1.9%
ArcelorMittal
3.75%, 02/25/15Δ	100,000	101,432
3.75%, 08/05/15Δ	140,000	140,878
6.13%, 06/01/18Δ	305,000	309,634
5.50%, 03/01/21Δ	30,000	28,443
7.00%, 10/15/39	295,000	287,196
6.75%, 03/01/41Δ	690,000	645,993
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	124,652
CSN Resources SA
6.50%, 07/21/20 144A	150,000	163,245
CSN Resources SA
6.50%, 07/21/20	100,000	108,830
Dematic SA
8.75%, 05/01/16 144A	250,000	262,071
Evraz Group SA
9.50%, 04/24/18Δ	160,000	172,640
6.75%, 04/27/18 144A	240,000	229,512
Greif Luxembourg Finance SCA
7.38%, 07/15/21 144A(E)	150,000	197,893
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	61,548
Ontex IV SA
9.00%, 04/15/19(E)	100,000	108,833
TNK-BP Finance SA
7.88%, 03/13/18Δ	290,000	333,137
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/16	125,000	131,078
Wind Acquisition Finance SA
7.25%, 02/15/18 144A	200,000	176,000
Wind Acquisition Holdings Finance SA
12.25%, 07/15/17 PIK(E)	8,277	7,646

		3,590,661

Malaysia — 0.6%
Malaysia Government Bond
3.84%, 08/12/15(R)	3,365,000	1,083,835
4.26%, 09/15/16(R)	140,000	46,032

		1,129,867

Marshall Islands — 0.1%
Teekay Corporation
8.50%, 01/15/20Δ	150,000	153,000

See Notes to Financial Statements.

	Par	Value
Mexico — 2.9%
America Movil SAB de CV
5.63%, 11/15/17	$98,000	$115,707
Axtel SAB de CV
7.63%, 02/01/17	20,000	13,300
9.00%, 09/22/19Δ	58,000	38,860
Axtel SAB de CV
7.63%, 02/01/17 144A	170,000	113,050
Grupo Televisa SAB
6.63%, 03/18/25Δ	100,000	123,461
6.63%, 01/15/40Δ	270,000	331,544
Kansas City Southern de Mexico SA de CV
12.50%, 04/01/16	60,000	67,161
8.00%, 02/01/18Δ	330,000	370,854
Mexican Bonos
8.00%, 06/11/20(M)	19,619,000	1,744,198
8.00%, 12/07/23(M)	26,500,000	2,405,827
Petroleos Mexicanos
6.50%, 06/02/41 144AΔ	135,000	158,288

		5,482,250

Netherlands — 1.7%
Clondalkin Acquisition BV
2.66%, 12/15/13 144A(E)†	66,000	77,050
EDP Finance BV
4.75%, 09/26/16(E)	300,000	330,542
6.00%, 02/02/18 144AΔ	200,000	174,182
4.90%, 10/01/19 144A	300,000	241,955
Indosat Palapa Co. BV
7.38%, 07/29/20 144A	100,000	109,000
Indosat Palapa Co. BV
7.38%, 07/29/20	100,000	109,000
Lukoil International Finance BV
6.36%, 06/07/17Δ	200,000	217,096
6.66%, 06/07/22	100,000	110,089
LyondellBasell Industries NV
6.00%, 11/15/21 144AΔ	160,000	176,400
5.75%, 04/15/24 144AΔ	260,000	279,500
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	131,612
Polish Television Holding BV
11.00%, 05/15/17 STEP 144A(E)	125,000	158,979
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†	400,000	437,864
UPC Holding BV
8.00%, 11/01/16(E)	154,000	204,145
VimpelCom Holdings BV
7.50%, 03/01/22 144A	200,000	188,388
Ziggo Bond Co. BV
8.00%, 05/15/18 144A(E)	250,000	344,849

		3,290,651

Norway — 0.9%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	65,812
4.25%, 05/19/17(K)	8,060,000	1,531,206
Trico Shipping AS
11.04%, 05/13/14	33,104	32,938

	Par	Value
Trico Shipping AS
10.67%, 05/13/14Ω@	$18,802	$18,708

		1,648,664

Panama — 0.3%
AES El Salvador Trust
6.75%, 02/01/16	100,000	100,250
Panama Government International Bond
7.25%, 03/15/15	1,000	1,145
6.70%, 01/26/36	296,000	401,080

		502,475

Peru — 0.9%
Peru Government Bond
7.84%, 08/12/20(P)	2,050,000	913,829
Peruvian Government International Bond
7.35%, 07/21/25	40,000	56,400
8.75%, 11/21/33Δ	389,000	639,905
6.55%, 03/14/37Δ	8,000	10,928

		1,621,062

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	50,000	45,139
3.85%, 04/15/21(E)	150,000	124,801

		169,940

Russia — 0.8%
Russian Foreign Bond
7.50%, 03/31/30 STEP	767,165	922,969
5.63%, 04/04/42Δ	600,000	643,380

		1,566,349

South Africa — 0.2%
Edcon Proprietary, Ltd.
3.91%, 06/15/14(E)†	320,000	370,053

Spain — 0.1%
Santander Issuances SA Unipersonal
5.91%, 06/20/16 144A	100,000	92,799
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	64,704

		157,503

Supranational — 0.8%
Inter-American Development Bank
7.11%, 09/23/13 (N)Ω†	15,900,000,000	1,553,181

Sweden — 0.1%
Corral Petroleum Holdings AB
15.00%, 12/31/17 PIK 144A(E)	141,933	140,999

Trinidad And Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	240,000	296,760

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Turkey — 0.4%
Turkey Government International Bond
7.50%, 07/14/17Δ	$100,000	$117,125
7.00%, 03/11/19	100,000	116,625
6.25%, 09/26/22Δ	345,000	391,575
6.88%, 03/17/36	73,000	85,976

		711,301

United Arab Emirates — 0.8%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,481,250

United Kingdom — 2.0%
Barclays Bank PLC
6.00%, 01/23/18(E)	450,000	558,362
Boparan Finance PLC
9.88%, 04/30/18 144A(U)	100,000	162,879
HBOS PLC
6.75%, 05/21/18 144A	500,000	472,285
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	369,961
Inmarsat Finance PLC
7.38%, 12/01/17 144A	290,000	311,025
ISS A/S
11.00%, 06/15/14(E)	212,000	285,054
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)Δ	326,000	361,241
Phones4u Finance PLC
9.50%, 04/01/18 144A(U)	130,000	186,293
Priory Group No. 3 PLC
8.88%, 02/15/19(U)	100,000	136,255
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	462,221
Vedanta Resources PLC
8.75%, 01/15/14Δ	210,000	218,148
6.75%, 06/07/16 144AΔ	200,000	189,240

		3,712,964

Venezuela — 0.9%
Venezuela Government International Bond
8.50%, 10/08/14	26,000	25,870
5.75%, 02/26/16Δ	1,153,000	997,345
7.75%, 10/13/19	360,000	278,100
9.25%, 09/15/27Δ	184,000	149,960
9.38%, 01/13/34Δ	207,000	160,425

		1,611,700

Virgin Islands (British) — 0.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144A	189,000	212,625

Total Foreign Bonds
(Cost $72,623,390)		74,729,568

MORTGAGE-BACKED SECURITIES — 3.4%
Bayview Commercial Asset Trust
0.48%, 07/25/36 144A†	178,933	116,953
Credit Suisse Mortgage Capital Certificates
5.70%, 09/15/40†	220,000	235,951
Federal National Mortgage Association
3.50%, 07/01/41 TBA	3,700,000	3,889,047

	Par	Value
3.00%, 07/16/27 TBA	$200,000	$209,531
3.50%, 08/01/41 TBA	1,800,000	1,886,906
Government National Mortgage Association
4.50%, 07/01/41 TBA	100,000	109,922

Total Mortgage-Backed Securities
(Cost $6,392,527)		6,448,310

MUNICIPAL BOND — 0.2%
State of Illinois, General Obligation
5.10%, 06/01/33
(Cost $330,220)	435,000	411,597

	Number of Contracts
PURCHASED OPTION — 0.0%
Put Option — 0.0%
U.S. Dollar vs. Euro, Strike Price $1.22, Expires 07/10/12 (DEUT) (Cost $54,756)	64,800	4,095

	Par
U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds
3.50%, 02/15/39‡‡	$3,700,000	4,282,173
4.25%, 05/15/39	40,000	52,250
4.63%, 02/15/40	140,000	193,681
3.88%, 08/15/40	30,000	36,938

		4,565,042

U.S. Treasury Notes
1.00%, 05/15/14	10,000	10,125
2.63%, 07/31/14	50,000	52,363
2.38%, 09/30/14	110,000	115,036
1.25%, 08/31/15	90,000	92,257
2.00%, 02/15/22	120,000	124,059

		393,840

Total U.S. Treasury Obligations
(Cost $4,114,795)		4,958,882

	Shares
COMMON STOCKS — 1.2%
Consumer Discretionary — 0.0%
Dex One CorporationΔ*	1,433	1,340

Healthcare — 0.3%
Bristol-Myers Squibb Co.	15,400	553,630

Materials & Processing — 0.4%
Georgia Gulf Corporation	3,161	81,143
PPG Industries, Inc.	5,751	610,296
Rock-Tenn Co. Class A	133	7,255

		698,694

Technology — 0.5%
Corning, Inc.Δ	70,534	912,005

Total Common Stocks
(Cost $1,798,364)		2,165,669

See Notes to Financial Statements.

	Shares	Value
FOREIGN COMMON STOCKS — 0.6%
Netherlands — 0.2%
Royal Dutch Shell PLC ADRΔ	6,443	$434,452

Norway — 0.1%
Deep Ocean Group Holding+@	8,860	141,760

Spain — 0.3%
Repsol SA ADRΔ	15,133	241,825
Telefonica SA ADR	22,180	290,558

		532,383

Total Foreign Common Stocks
(Cost $1,273,319)		1,108,595

PREFERRED STOCKS — 1.4%
Ally Financial, Inc. 144A	400	356,363
Bank of America Corporation CONV*	602	586,950
Citigroup Capital XII	12,325	308,864
El Paso Energy Capital Trust IΔ	500	25,325
Lucent Technologies Capital Trust I CONV	1,891	1,276,425

Total Preferred Stocks
(Cost $2,410,358)		2,553,927

RIGHTS/WARRANTS — 0.0%
Buffets Restaurants Holdings, Inc.+	89	1
Charter Communications, Inc.	110	2,585
CMP Susquehanna Radio Holdings Corporation+@	1,706	7,945
Nortek, Inc.@Δ	184	561

Total Rights/Warrants
(Cost $50,348)		11,092

MONEY MARKET FUNDS — 30.5%
GuideStone Money Market Fund (GS4 Class)¥	22,824,499	22,824,499
Northern Institutional Liquid Assets Portfolio§	34,312,294	34,312,294

Total Money Market Funds
(Cost $57,136,793)		57,136,793

TOTAL INVESTMENTS — 119.6%
(Cost $212,604,492)		223,761,949
Liabilities in Excess of Other Assets — (19.6)%		(36,672,358)

NET ASSETS — 100.0%		$187,089,591

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Bonds	39.9
Corporate Bonds	39.7
Money Market Funds	30.5
Mortgage-Backed Securities	3.4
U.S. Treasury Obligations	2.7
Preferred Stocks	1.4
Common Stocks	1.2
Foreign Common Stocks	0.6
Municipal Bond	0.2
Forward Foreign Currency Contracts	0.1
Purchased Option	—	**
Rights/Warrants	—	**
Futures Contracts	(3.6)

	116.1

** Rounds to less than 0.005%.

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$2,165,669	$2,165,669	$—	$—
Corporate Bonds	74,233,421	—	69,686,089	4,547,332
Foreign Common Stocks	1,108,595	966,835	—	141,760
Foreign Bonds	74,729,568	—	72,950,087	1,779,481
Money Market Funds	57,136,793	57,136,793	—	—
Mortgage-Backed Securities	6,448,310	—	6,448,310	—
Municipal Bond	411,597	—	411,597	—
Preferred Stocks	2,553,927	2,553,927	—	—
Purchased Option	4,095	—	4,095	—
Rights/Warrants	11,092	3,146	—	7,946
U.S. Treasury Obligations	4,958,882	—	4,958,882	—

Total Assets — Investments in Securities	$223,761,949	$62,826,369	$154,459,061	$6,476,519

Other Financial Instruments***
Forward Foreign Currency Contracts	$378,405	$—	$378,405	$—

Total Assets — Other Financial Instruments	$378,405	$—	$378,405	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(46,202)	$(46,202)	$—	$—

Total Liabilities — Other Financial Instruments	$(46,202)	$(46,202)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending June 30, 2012.

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2012 (Unaudited)

Assets	Money Market Fund	Low-Duration Bond Fund
Investments in securities of unaffiliated issuers, at value	$1,288,345,443	$797,543,634
Investments in repurchase agreements, at value	—	101,400,000
Investments in securities of affiliated issuers, at value	—	21,455,441

Total investments(1)(2)	1,288,345,443	920,399,075
Cash	187	670,531
Cash collateral for derivatives	—	692,000
Foreign currency(3)	—	4,632,680
Receivables:
Dividends and reclaims	—	270
Interest	547,389	4,121,007
Securities lending	—	4,351
Investment securities sold	—	53,513,828
Maturities	—	64,718
Fund shares sold	3,388,581	607,971
Variation margin on financial futures contracts	—	87,071
Unrealized appreciation on foreign currency exchange contracts	—	1,354,566
Unrealized appreciation on swap agreements	—	2,955,850
Prepaid expenses and other assets	37,786	18,999

Total Assets	1,292,319,386	989,122,917

Liabilities
Cash overdraft	—	—
TBA sale commitments, at value(5)	—	15,152,500
Options written at value(6)	—	416,036
Unrealized depreciation on foreign currency exchange contracts	—	944,808
Unrealized depreciation on swap agreements	—	177,050
Collateral held for securities on loan at value	—	63,148,921
Collateral held for derivatives	—	2,690,000
Payables:
Investment securities purchased	—	116,738,530
Fund shares redeemed	3,532,849	5
Variation margin on exchange traded swaps	—	740,779
Variation margin on financial futures contracts	—	21,459
Distributions	6,888	—
Securities lending	—	869
Accrued expenses:
Investment advisory fees	166,593	168,150
Shareholder servicing fees	84,800	129,356
Other expenses	63,307	110,823

Total Liabilities	3,854,437	200,439,286

Net Assets	$1,288,464,949	$788,683,631

Net Assets Consist of:
Paid-in-capital	$1,288,444,404	$790,736,400
Undistributed (distributions in excess of) net investment income	38	(210,026)
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency translations and derivative transactions	20,507	(1,995,499)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	—	152,756

Net Assets	$1,288,464,949	$788,683,631

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$109,863,156	$127,373,564

GS2 shares outstanding	109,857,196	14,741,006

Net asset value, offering and redemption price per GS2 share	$1.00	$8.64

Net assets applicable to the GS4 Class	$1,178,601,793	$661,310,067

GS4 shares outstanding	1,178,552,561	49,504,861

Net asset value, offering and redemption price per GS4 share	$1.00	$13.36

(1)	Investments in securities of unaffiliated issuers, at cost	$1,288,345,443	$798,734,455
	Investments in repurchase agreements, at cost	—	101,400,000
	Investments in securities of affiliated issuers, at cost	—	21,455,441

	Total investments at cost	$1,288,345,443	$921,589,896

(2)	Includes securities loaned of:	$—	$56,638,978

(3)	Foreign currency at cost	$—	$4,623,625

(5)	TBA sale commitments at cost	$—	$15,118,750

(6)	Premiums received on options written	$—	$494,906

See Notes to Financial Statements.

Medium-Duration Bond Fund	Extended-Duration Bond Fund	Inflation Protected Bond Fund	Global Bond Fund
$1,000,028,301	$456,420,445	$166,015,643	$200,937,450
107,700,000	—	—	—
117,948,781	7,613,260	10,479,228	22,824,499

1,225,677,082	464,033,705	176,494,871	223,761,949
—	—	—	75
399,966	—	—	500,000
1,008,412	—	—	363,376

931	3,239	72	26,851
5,262,029	5,348,891	813,318	2,609,065
3,737	2,232	—	6,112
249,583,064	—	18,221	—
24,518	—	—	—
213,453	80,580	174,480	10,392
273,234	—	114,142	45,941
813,591	—	—	939,937
3,127,048	—	—	—
18,862	15,767	18,220	12,382

1,486,405,927	469,484,414	177,633,324	228,276,080

563,230	—	—	—
14,736,844	—	—	—
392,108	—	—	—
974,604	—	—	561,532
877,189	—	—	—
60,749,614	29,153,001	—	34,312,294
3,340,019	—	—	—

472,361,752	—	931,110	6,111,489
171,018	48,210	—	33,749
601,265	—	—	—
381,814	—	—	1,594
—	—	—	—
746	446	—	1,222

248,017	158,135	43,432	67,219
135,697	70,333	34,493	36,427
144,161	62,664	39,076	60,963

555,678,078	29,492,789	1,048,111	41,186,489

$930,727,849	$439,991,625	$176,585,213	$187,089,591

$909,976,685	$377,346,224	$162,520,357	$187,189,971
(954,987)	891,835	202,313	(530,052)

1,842,569	3,294,480	3,239,028	(11,026,696)

19,863,582	58,459,086	10,623,515	11,456,368

$930,727,849	$439,991,625	$176,585,213	$187,089,591

$239,336,271	$81,149,606	N/A	N/A

32,430,674	12,249,288	N/A	N/A

$7.38	$6.62	N/A	N/A

$691,391,578	$358,842,019	$176,585,213	$187,089,591

47,670,134	19,892,216	15,638,432	18,797,472

$14.50	$18.04	$11.29	$9.95

$981,927,686	$397,953,957	$155,540,504	$189,779,993
107,700,000	—	—	—
117,948,781	7,613,260	10,479,228	22,824,499

$1,207,576,467	$405,567,217	$166,019,732	$212,604,492

$58,243,587	$38,776,939	$—	$28,934,451

$1,001,071	$—	$—	$359,195

$14,731,125	$—	$—	$—

$615,223	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income	Money Market Fund	Low-Duration Bond Fund
Dividends	$—	$—
Income distributions received from affiliated funds	—	1,485
Interest	1,818,056	8,439,657
Securities lending	2,239	34,554
Less foreign taxes withheld	—	—

Total Investment Income	1,820,295	8,475,696

Expenses
Investment advisory fees	990,021	1,297,120
Transfer agent fees:
GS2 shares	2,014	2,004
GS4 shares	19,931	12,699
Custodian fees	14,827	54,855
Shareholder servicing fees:
GS4 shares	1,398,964	770,099
Accounting and administration fees	135,456	131,278
Professional fees	26,104	42,378
Blue sky fees:
GS2 shares	1,034	633
GS4 shares	17,934	9,576
Shareholder reporting fees:
GS2 shares	429	372
GS4 shares	22,016	8,641
Trustee expenses	6,330	3,852
Line of credit facility fees	7,495	4,385
Other expenses	18,318	25,027

Total expenses	2,660,873	2,362,919
Expenses waived/reimbursed net of amount recaptured(2)	(956,482)	(319,447)

Net expenses	1,704,391	2,043,472

Net Investment Income	115,904	6,432,224

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities and securities sold short	20,507	(1,573,271)
Futures transactions	—	80,879
Swap agreements	—	334,206
Option contracts written	—	32,765
Option contracts purchased	—	—
Foreign currency transactions	—	(806,911)

Net realized gain (loss)	20,507	(1,932,332)

Net change in unrealized appreciation (depreciation) on:
Investment securities and securities sold short	—	13,042,172
Futures	—	(117,542)
Swap agreements	—	(141,859)
Option contracts written	—	46,270
Option contracts purchased	—	208,429
Foreign currency translation	—	(628,627)

Net change in unrealized appreciation (depreciation)	—	12,408,843

Net Realized and Unrealized Gain	20,507	10,476,511

Net Increase in Net Assets Resulting from Operations	$136,411	$16,908,735

(1)	Inception date was September 1, 2011.
(2)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Medium- Duration Bond Fund	Extended- Duration Bond Fund	Inflation Protected Bond Fund	Global Bond Fund
$90,000	$10,048	$—	$194,141
3,926	411	599	934
13,616,035	11,483,494	2,791,014	4,988,587
37,492	16,159	4,340	35,324
—	—	—	(6,386)

13,747,453	11,510,112	2,795,953	5,212,600

1,883,855	990,364	265,824	426,059

2,015	1,968	—	—
13,298	12,978	11,962	10,796
106,526	12,800	11,071	24,059

799,546	414,714	201,742	218,210
180,916	63,452	22,506	53,867
41,962	31,856	27,802	33,159

633	511	—	—
9,557	9,050	9,865	6,437

385	276	—	—
9,954	9,481	5,784	3,104
4,420	2,276	1,146	1,189
5,099	2,391	969	1,020
68,292	8,296	5,370	15,209

3,126,458	1,560,413	564,041	793,109
(482,605)	(60,382)	(14,268)	(22,291)

2,643,853	1,500,031	549,773	770,818

11,103,600	10,010,081	2,246,180	4,441,782

4,065,995	3,585,163	3,099,379	1,399,942
307,762	—	134,963	(195,154)
350,277	—	—	—
136,993	—	—	—
(32,787)	—	—	99,065
(526,595)	(20,603)	1,027	439,169

4,301,645	3,564,560	3,235,369	1,743,022

21,351,863	17,568,702	93,485	3,630,136
(223,887)	—	177,230	(55,229)
959,030	—	—	—
175,041	—	—	—
(115,879)	—	—	(50,661)
224,654	7,735	7,760	(385,759)

22,370,822	17,576,437	278,475	3,138,487

26,672,467	21,140,997	3,513,844	4,881,509

$37,776,067	$31,151,078	$5,760,024	$9,323,291

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
	(Unaudited)
Operations:
Net investment income	$115,904	$236,938
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	20,507	6,991
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	—	—

Net increase in net assets resulting from operations	136,411	243,929

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(57,446)	(112,938)
GS4 shares	(58,458)	(124,000)
Distributions from net realized capital gains
GS2 shares	—	(1,243)
GS4 shares	—	(12,969)

Total dividends and distributions	(115,904)	(251,150)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	38,228,419	154,616,809
GS4 shares	1,679,988,835	3,912,748,853
Reinvestment of dividends and distributions
GS2 shares	50,773	100,970
GS4 shares	22,851	61,686

Total proceeds from shares sold and reinvested	1,718,290,878	4,067,528,318

Value of shares redeemed
GS2 shares	(44,715,547)	(157,730,463)
GS4 shares	(1,663,058,601)	(3,931,314,442)

Total value of shares redeemed	(1,707,774,148)	(4,089,044,905)

Net increase (decrease) from capital share transactions(1)	10,516,730	(21,516,587)

Total increase (decrease) in net assets	10,537,237	(21,523,808)

Net Assets:
Beginning of Period	1,277,927,712	1,299,451,520

End of Period*	$1,288,464,949	$1,277,927,712

*Including undistributed (distributions in excess of) net investment income	$38	$38

(1)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund		Bond Fund Medium-Duration
For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
(Unaudited)		(Unaudited)

$6,432,224	$12,392,085	$11,103,600	$23,025,976

(1,932,332)	5,973,137	4,301,645	18,058,795

12,408,843	(6,790,004)	22,370,822	14,043,152

16,908,735	11,575,218	37,776,067	55,127,923

(1,952,030)	(3,504,911)	(4,657,772)	(11,027,359)
(5,904,125)	(9,679,718)	(6,397,412)	(14,780,466)

(181,052)	(435,539)	(912,456)	(4,078,282)
(604,569)	(1,363,124)	(1,347,069)	(5,778,384)

(8,641,776)	(14,983,292)	(13,314,709)	(35,664,491)

6,166,592	16,099,588	13,269,705	21,121,078
35,709,456	78,836,387	39,122,994	64,360,174

2,127,579	3,936,833	5,565,574	15,099,539
6,506,498	11,038,772	7,742,745	20,555,211

50,510,125	109,911,580	65,701,018	121,136,002

(4,123,560)	(24,039,673)	(11,874,744)	(44,591,542)
(10,145,036)	(46,883,049)	(11,801,437)	(82,217,273)

(14,268,596)	(70,922,722)	(23,676,181)	(126,808,815)

36,241,529	38,988,858	42,024,837	(5,672,813)

44,508,488	35,580,784	66,486,195	13,790,619

744,175,143	708,594,359	864,241,654	850,451,035

$788,683,631	$744,175,143	$930,727,849	$864,241,654

$(210,026)	$1,213,905	$(954,987)	$(1,003,403)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Extended-Duration Bond Fund
	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
	(Unaudited)
Operations:
Net investment income	$10,010,081	$20,862,046
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	3,564,560	16,889,053
Net change in unrealized appreciation on investment securities, foreign currency trans-lations and derivative transactions	17,576,437	11,984,957

Net increase in net assets resulting from operations	31,151,078	49,736,056

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(3,588,540)	(7,964,758)
GS4 shares	(5,636,112)	(13,885,510)
Distributions from net realized capital gains
GS2 shares	(487,324)	(6,179,790)
GS4 shares	(823,981)	(10,868,828)

Total dividends and distributions	(10,535,957)	(38,898,886)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	6,477,923	9,682,470
GS4 shares	33,815,576	58,099,153
Reinvestment of dividends and distributions
GS2 shares	4,071,801	14,128,478
GS4 shares	6,456,596	24,748,569

Total proceeds from shares sold and reinvested	50,821,896	106,658,670

Value of shares redeemed
GS2 shares	(5,714,180)	(17,170,249)
GS4 shares	(31,200,820)	(105,356,290)

Total value of shares redeemed	(36,915,000)	(122,526,539)

Net increase (decrease) from capital share transactions(2)	13,906,896	(15,867,869)

Total increase (decrease) in net assets	34,522,017	(5,030,699)

Beginning of Period
Beginning of Period	405,469,608	410,500,307

End of Period*	$439,991,625	$405,469,608

*Including undistributed (distributions in excess of) net investment income	$891,835	$106,406

(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Inflation Protected Bond Fund		Global Bond Fund
For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
(Unaudited)		(Unaudited)

$2,246,180	$3,531,837	$4,441,782	$8,725,553

3,235,369	3,591,541	1,743,022	(2,617,065)

278,475	7,829,782	3,138,487	999,234

5,760,024	14,953,160	9,323,291	7,107,722

—	—	—	—
(2,010,618)	(3,711,792)	(5,425,368)	(8,997,511)

—	—	—	—
(1,806,254)	(2,460,477)	—	—

(3,816,872)	(6,172,269)	(5,425,368)	(8,997,511)

—		—	—
25,467,754	75,023,418	13,606,433	31,454,693

—	—	—	—
3,814,918	6,171,549	5,425,319	8,996,898

29,282,672	81,194,967	19,031,752	40,451,591

—	—	—	—
(17,796,340)	(34,645,081)	(6,007,314)	(29,464,225)

(17,796,340)	(34,645,081)	(6,007,314)	(29,464,225)

11,486,332	46,549,886	13,024,438	10,987,366

13,429,484	55,330,777	16,922,361	9,097,577

163,155,729	107,824,952	170,167,230	161,069,653

$176,585,213	$163,155,729	$187,089,591	$170,167,230

$202,313	$(33,249)	$(530,052)	$453,534

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross(1)	Investment Income, Net(2)	Portfolio Turnover Rate
Money Market Fund
GS2 Class
2012(3)	$1.00	$—	†#	$—	†	$— †	$—		$1.00	0.05%	$109,863	0.18%	0.19%	0.10%	N/A
2011	1.00	—	†#	—	†	— †	—	†	1.00	0.10	116,298	0.18	0.19	0.09	N/A
2010	1.00	—	†	—	†	— †	—	†	1.00	0.18	119,311	0.17	0.18	0.17	N/A
2009	1.00	—	†	—	†	— †	—	†	1.00	0.47	133,323	0.23 (4)	0.23 (4)	0.49	N/A
2008	1.00	0.03		—	†	(0.03)	—		1.00	2.95	171,739	0.20	0.20	2.86	N/A
2007	1.00	0.05		—	†	(0.05)	—		1.00	5.23	112,581	0.23	0.23	5.11	N/A
GS4 Class
2012(3)	$1.00	$—	†#	$—	†	$— †	$—		$1.00	0.01%	$1,178,602	0.28%	0.44%	0.01%	N/A
2011	1.00	—	†#	—	†	— †	—	†	1.00	0.01	1,161,630	0.27	0.42	0.01	N/A
2010	1.00	—	†	—	†	— †	—	†	1.00	0.02	1,180,141	0.33	0.37	0.01	N/A
2009	1.00	—	†	—	†	— †	—	†	1.00	0.29	1,064,934	0.41 (4)	0.43 (4)	0.28	N/A
2008	1.00	0.03		—	†	(0.03)	—		1.00	2.75	970,146	0.40 (4)	0.40 (4)	2.72	N/A
2007	1.00	0.05		—	†	(0.05)	—		1.00	5.03	939,596	0.43	0.43	4.92	N/A
Low-Duration Bond Fund
GS2 Class
2012(3)	$8.59	$0.08	#	$0.11		$(0.13)	$(0.01)		$8.64	2.30%	$127,374	0.36%	0.41%	1.85%	118%
2011	8.70	0.16	#	(0.01	)(5)	(0.23)	(0.03)		8.59	1.77	122,462	0.36	0.42	1.84	221
2010	8.70	0.20	#	0.17		(0.28)	(0.09)		8.70	4.35	128,143	0.36	0.41	2.27	257
2009	8.11	0.29	#	0.69		(0.39)	—		8.70	12.29	115,741	0.36	0.42	3.47	322
2008	8.90	0.36	#	(0.60)		(0.55)	—		8.11	(2.76)	105,223	0.36	0.41	4.19	427
2007	8.89	0.42	#	0.12		(0.53)	—		8.90	6.22	133,374	0.42	0.45	4.71	248
GS4 Class
2012(3)	$13.20	$0.11	#	$0.18		$(0.12)	$(0.01)		$13.36	2.24%	$661,310	0.57%	0.66%	1.64%	118%
2011	13.23	0.22	#	(0.01	)(5)	(0.21)	(0.03)		13.20	1.58	621,713	0.55	0.65	1.64	221
2010	13.04	0.28	#	0.26		(0.26)	(0.09)		13.23	4.20	580,452	0.52	0.61	2.11	257
2009	11.99	0.42	#	1.00		(0.37)	—		13.04	11.97	569,316	0.52	0.62	3.30	322
2008	12.88	0.51	#	(0.87)		(0.53)	—		11.99	(2.84)	515,996	0.52	0.61	4.03	427
2007	12.63	0.58	#	0.17		(0.50)	—		12.88	6.11	665,292	0.58	0.64	4.54	248

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2012. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The Money Market Fund participated in the U.S. Department of the Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). The Fund bore the expense of its participation in the Program without regard to any expense limitation in effect. The Program expired on September 18, 2009.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.

See Notes to Financial Statements.

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross(1)	Investment Income, Net(2)	Portfolio Turnover Rate
Medium-Duration Bond Fund
GS2 Class
2012(3)	$7.24	$0.09	#	$0.23		$(0.15)	$(0.03)	$—	$7.38	4.39%	$239,336	0.48%	0.51%	2.58%	299%
2011	7.25	0.20	#	0.27	(4)	(0.35)	(0.13)	—	7.24	6.56	228,024	0.48	0.52	2.76	609
2010	7.47	0.25	#	0.40		(0.41)	(0.46)	—	7.25	8.86	236,369	0.48	0.49	3.21	487
2009	7.13	0.31	#	0.85		(0.51)	(0.31)	—	7.47	17.07	139,917	0.48	0.51	4.17	427
2008	8.42	0.40	#	(0.72)		(0.65)	(0.32)	—	7.13	(3.88)	112,240	0.47	0.48	5.07	566
2007	8.52	0.42	#	0.12		(0.64)	— †	—	8.42	6.65	151,466	0.48	0.49	5.02	428
GS4 Class
2012(3)	$14.07	$0.17	#	$0.43		$(0.14)	$(0.03)	$—	$14.50	4.25%	$691,392	0.63%	0.76%	2.43%	299%
2011	13.65	0.37	#	0.51	(4)	(0.33)	(0.13)	—	14.07	6.49	636,218	0.61	0.75	2.62	609
2010	13.36	0.43	#	0.71		(0.39)	(0.46)	—	13.65	8.65	614,082	0.58	0.68	3.11	487
2009	12.16	0.53	#	1.48		(0.50)	(0.31)	—	13.36	16.97	868,800	0.58	0.70	4.08	427
2008	13.64	0.65	#	(1.18)		(0.63)	(0.32)	—	12.16	(3.89)	738,610	0.58	0.67	4.96	566
2007	13.42	0.66	#	0.18		(0.62)	— †	—	13.64	6.46	1,079,034	0.61	0.68	4.88	428
Extended-Duration Bond Fund
GS2 Class
2012(3)	$6.48	$0.16	#	$0.32		$(0.30)	$(0.04)	$—	$6.62	7.68%	81,150	0.53%	0.53%	4.92%	10%
2011	6.93	0.37	#	0.49	(4)	(0.74)	(0.57)	—	6.48	13.33	74,591	0.54	0.55	5.32	41
2010	7.01	0.40	#	0.43		(0.80)	(0.11)	—	6.93	12.25	72,741	0.53	0.53	5.60	39
2009	6.31	0.44	#	1.04		(0.76)	(0.02)	—	7.01	25.27	67,699	0.53	0.53	6.78	41
2008	7.95	0.47	#	(1.11)		(0.85)	(0.15)	—	6.31	(8.12)	64,834	0.52	0.52	6.66	40
2007	8.13	0.41	#	0.23		(0.69)	(0.13)	—	7.95	8.45	75,841	0.53	0.53	5.21	101
GS4 Class
2012(3)	$17.08	$0.41	#	$0.87		$(0.28)	$(0.04)	$—	$18.04	7.61%	$358,842	0.75%	0.78%	4.69%	10%
2011	16.28	0.86	#	1.22	(4)	(0.71)	(0.57)	—	17.08	13.14	330,879	0.73	0.78	5.13	41
2010	15.34	0.88	#	0.94		(0.77)	(0.11)	—	16.28	12.05	337,760	0.69	0.72	5.43	39
2009	12.97	0.91	#	2.22		(0.74)	(0.02)	—	15.34	24.97	392,962	0.69	0.73	6.60	41
2008	15.20	0.90	#	(2.15)		(0.83)	(0.15)	—	12.97	(8.28)	357,073	0.69	0.71	6.45	40
2007	14.81	0.74	#	0.44		(0.66)	(0.13)	—	15.20	8.29	500,252	0.72	0.72	5.02	101
Inflation Protected Bond Fund
GS4 Class
2012(3)	$11.16	$0.15	#	$0.23		$(0.13)	$(0.12)	$—	$11.29	3.47%	$176,585	0.65%	0.67%	2.67%	63%
2011	10.43	0.29	#	0.94	(4)	(0.31)	(0.19)	—	11.16	12.00	163,156	0.66	0.68	2.65	114
2010	10.32	0.20	#	0.40		(0.21)	(0.28)	—	10.43	5.82	107,825	0.65	0.66	1.90	113
2009(5)(6)	10.00	0.19	#	0.32		(0.18)	(0.01)	—	10.32	5.12	87,994	0.67	0.70	3.53	55
Global Bond Fund
GS4 Class
2012(3)	$9.73	$0.24	#	$0.28		$(0.30)	$—	$—	$9.95	5.33%	$187,090	0.85%	0.87%	4.89%	16%
2011	9.83	0.51	#	(0.09	)(4)	(0.52)	—	—	9.73	4.35	170,167	0.86	0.88	5.09	68
2010	9.36	0.52	#	0.51		(0.56)	—	—	9.83	11.29	161,070	0.79	0.81	5.40	40
2009	7.34	0.56	#	2.07		(0.61)	—	—	9.36	37.35	221,555	0.79	0.81	6.81	96
2008	10.14	0.64	#	(2.59)		(0.75)	(0.10)	—	7.34	(20.28)	167,465	0.78	0.80	7.20	176
2007	10.12	0.61		0.08		(0.64)	(0.03)	—	10.14	7.00	125,333	0.79	0.80	6.07	255

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2012. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.
(5)	Inception date was June 26, 2009.
(6)	Total return and portfolio turnover are not annualized. Ratios are annualized.

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 51.4%
Consumer Discretionary — 6.3%
Aeropostale, Inc.*	11,060	$197,200
Amazon.com, Inc.*	3,800	867,730
American Eagle Outfitters, Inc.	21,010	414,527
Arctic Cat, Inc.Δ*	4,500	164,520
Ascena Retail Group, Inc.*	7,520	140,022
AutoZone, Inc.*	2,660	976,672
Bed Bath & Beyond, Inc.*	3,000	185,400
Big Lots, Inc.*	3,100	126,449
Bravo Brio Restaurant Group, Inc.Δ*	5,710	101,809
Brunswick Corporation	5,520	122,654
Buckle, Inc. (The)Δ	1,000	39,570
Career Education Corporation*	15,100	101,019
Carnival CorporationΔ	5,100	174,777
CBS Corporation Class B	17,740	581,517
Chipotle Mexican Grill, Inc.Δ*	1,700	645,915
Coach, Inc.	6,740	394,155
Coldwater Creek, Inc.*	238,940	130,461
Costco Wholesale Corporation	12,800	1,216,000
Dollar Thrifty Automotive Group, Inc.Δ*	1,140	92,294
Dollar Tree, Inc.*	14,600	785,480
eBay, Inc.*	11,980	503,280
Estee Lauder Cos., Inc. (The) Class A	3,100	167,772
Family Dollar Stores, Inc.	7,560	502,589
Fossil, Inc.*	2,520	192,881
Gap, Inc. (The)Δ	9,610	262,930
Genuine Parts Co.	9,700	584,425
Guess ?, Inc.Δ	7,510	228,079
Hasbro, Inc.Δ	8,241	279,123
Hibbett Sports, Inc.Δ*	5,750	331,833
Home Depot, Inc. (The)	13,710	726,493
Kohl’s Corporation	3,800	172,862
Lennar Corporation Class A	2,790	86,239
Lowe’s Cos., Inc.Δ	54,500	1,549,980
McDonald’s Corporation	10,100	894,153
McGraw-Hill Co., Inc. (The)	5,600	252,000
NIKE, Inc. Class B	2,400	210,672
O’Reilly Automotive, Inc.Δ*	1,600	134,032
Panera Bread Co. Class AΔ*	3,900	543,816
PetSmart, Inc.Δ	3,900	265,902
Polaris Industries, Inc.	1,360	97,213
RadioShack CorporationΔ	36,700	140,928
Ralph Lauren Corporation	1,845	258,411
Ross Stores, Inc.	3,100	193,657
Scripps Networks Interactive, Inc. Class A	2,300	130,778
Stamps.com, Inc.Δ*	6,750	166,522
Starbucks Corporation	10,820	576,922
Starwood Hotels & Resorts Worldwide, Inc.	17,290	917,062
Target Corporation	19,480	1,133,541
Teavana Holdings, Inc.*	4,330	58,585
Tempur-Pedic International, Inc.Δ*	7,890	184,547
TJX Cos., Inc.	2,200	94,446
Tupperware Brands Corporation	2,400	131,424
Vitamin Shoppe, Inc.Δ*	2,090	114,804
Wal-Mart Stores, Inc.	23,000	1,603,560
Whirlpool CorporationΔ	10,093	617,288
Yum! Brands, Inc.Δ	15,830	1,019,769

		22,786,689

	Shares	Value
Consumer Staples — 5.1%
Campbell Soup Co.Δ	9,700	323,786
Church & Dwight Co., Inc.Δ	22,310	1,237,536
Clorox Co. (The)Δ	7,900	572,434
Coca-Cola Co. (The)	11,500	899,185
Colgate-Palmolive Co.	11,100	1,155,510
Crumbs Bake Shop, Inc.Δ*	13,390	29,458
CVS Caremark Corporation	6,400	299,072
Dr. Pepper Snapple Group, Inc.Δ	18,050	789,687
General Mills, Inc.	9,300	358,422
GNC Holdings, Inc. Class AΔ	4,230	165,816
H.J. Heinz Co.	9,900	538,362
Hershey Co. (The)	9,950	716,698
Hormel Foods CorporationΔ	6,800	206,856
Kellogg Co.	12,400	611,692
Kimberly-Clark CorporationΔ	15,100	1,264,927
Kraft Foods, Inc. Class A	1,100	42,482
Kroger Co. (The)	36,700	851,073
McCormick & Co., Inc.Δ	10,100	612,565
Monster Beverage Corporation*	3,300	234,960
PepsiCo, Inc.	16,370	1,156,704
Procter & Gamble Co. (The)	75,800	4,642,750
Safeway, Inc.Δ	4,000	72,600
Sanderson Farms, Inc.	1,570	71,937
Sysco CorporationΔ	14,000	417,340
Walgreen Co.	7,400	218,892
Whole Foods Market, Inc.	8,400	800,688

		18,291,432

Energy — 3.4%
Anadarko Petroleum
Corporation	9,830	650,746
Cabot Oil & Gas CorporationΔ	5,200	204,880
Chevron Corporation	15,500	1,635,250
Cobalt International Energy, Inc.*	9,810	230,535
Comstock Resources, Inc.Δ*	6,600	108,372
Concho Resources, Inc.*	1,690	143,853
Edgen Group, Inc.*	4,480	33,690
EOG Resources, Inc.	1,490	134,264
EQT Corporation	15,400	825,902
Exxon Mobil Corporation	69,600	5,955,672
FMC Technologies, Inc.*	2,340	91,798
Halcon Resources CorporationΔ*	1	9
Hercules Offshore, Inc.*	12,870	45,560
Kinder Morgan, Inc.Δ	11,343	365,472
National Oilwell Varco, Inc.	1,640	105,682
Occidental Petroleum
Corporation	6,810	584,094
Peabody Energy Corporation	3,120	76,502
Schlumberger, Ltd.	7,140	463,457
Spectra Energy CorporationΔ	8,000	232,480
Stone Energy Corporation*	2,630	66,644
Williams Cos., Inc. (The)	10,000	288,200

		12,243,062

Financial Services — 9.4%
Affiliated Managers Group, Inc.*	4,510	493,620

See Notes to Financial Statements.

	Shares	Value
Allstate Corporation (The)Δ	11,000	$385,990
American Express Co.	8,390	488,382
American Tower Corporation REIT	12,780	893,450
Annaly Capital Management, Inc. REITΔ	76,500	1,283,670
Bank of Hawaii CorporationΔ	16,500	758,175
BlackRock, Inc.	590	100,194
Brown & Brown, Inc.	7,000	190,890
Camden Property Trust REIT	2,930	198,273
Capitol Federal Financial, Inc.Δ	186,900	2,220,372
Cardinal Financial CorporationΔ	5,590	68,645
Cardtronics, Inc.*	6,190	187,000
CBRE Group, Inc. Class A*	1,100	17,996
Chubb Corporation (The)	42,000	3,058,440
City National CorporationΔ	2,900	140,882
Commerce Bancshares, Inc.Δ	41,910	1,588,389
Cullen/Frost Bankers, Inc.Δ	13,400	770,366
Duke Realty Corporation REIT	3,260	47,727
Dun & Bradstreet Corporation (The)Δ	5,400	384,318
Equifax, Inc.	10,300	479,980
Factset Research Systems, Inc.Δ	4,100	381,054
Fidelity National Information Services, Inc.	14,070	479,506
First Connecticut Bancorp, Inc.	6,490	87,615
First Niagara Financial Group, Inc.	7,500	57,375
First Republic BankΔ*	8,740	293,664
Fiserv, Inc.*	300	21,666
Fortegra Financial CorporationΔ*	19,390	155,120
Hanover Capital Mortgage Holdings, Inc.*	6,030	141,343
IntercontinentalExchange, Inc.*	3,240	440,575
JPMorgan Chase & Co.	54,456	1,945,713
KeyCorp	38,900	301,086
LaSalle Hotel Properties REITΔ	5,510	160,561
M&T Bank Corporation	5,900	487,163
MarketAxess Holdings, Inc.	7,620	202,997
Marsh & McLennan Cos., Inc.	70,200	2,262,546
Mastercard, Inc. Class A	400	172,044
MetroCorp Bancshares, Inc.Δ*	20,920	223,216
New York Community Bancorp, Inc.Δ	14,400	180,432
Northern Trust CorporationΔ	74,100	3,410,082
Ocwen Financial Corporation*	19,450	365,271
OmniAmerican Bancorp, Inc.Δ*	5,160	110,579
People’s United Financial, Inc.Δ	72,400	840,564
Piedmont Office Realty Trust, Inc. REIT	46,900	807,149
PNC Financial Services Group, Inc.	12,700	776,097
ProAssurance Corporation	4,780	425,850
Progressive Corporation (The)Δ	4,800	99,984
Prologis, Inc. REIT	2,960	98,361
Prudential Financial, Inc.	6,010	291,064
Signature BankΔ*	4,460	271,926
Summit Hotel Properties, Inc. REITΔ	15,890	132,999
SunTrust Banks, Inc.	13,100	317,413
T Rowe Price Group, Inc.	1,900	119,624
TD Ameritrade Holding Corporation	6,030	102,510

	Shares	Value
Texas Capital Bancshares, Inc.Δ*	4,580	$184,986
Total System Services, Inc.	2,100	50,253
Travelers Cos., Inc. (The)	10,310	658,190
US Bancorp	73,400	2,015,428
Visa, Inc. Class A	2,890	357,291
W.R. Berkley CorporationΔ	11,400	443,688
West Coast BancorpΔ*	8,070	158,576

		33,788,320

Healthcare — 9.2%
Abbott Laboratories	14,830	956,090
ABIOMED, Inc.*	2,030	46,326
Acadia Healthcare Co., Inc.Δ*	7,560	132,602
Aetna, Inc.	1,000	38,770
Air Methods CorporationΔ*	1,070	105,127
Akorn, Inc.Δ*	11,550	182,144
Alexion Pharmaceuticals, Inc.Δ*	3,480	345,564
Allergan, Inc.	4,340	401,754
AmerisourceBergen CorporationΔ	22,470	884,194
Amgen, Inc.	10,600	774,224
Amicus Therapeutics, Inc.*	5,990	32,945
Analogic Corporation	2,580	159,960
Ariad Pharmaceuticals, Inc.Δ*	4,240	72,970
ArthroCare CorporationΔ*	10,730	314,174
Baxter International, Inc.	9,750	518,212
Becton, Dickinson and Co.	7,300	545,675
Biogen Idec, Inc.*	10,260	1,481,339
Bristol-Myers Squibb Co.	49,180	1,768,021
C.R. Bard, Inc.	6,700	719,848
Cardinal Health, Inc.	6,600	277,200
Catalyst Health Solutions, Inc.*	1,880	175,667
Celgene Corporation*	7,500	481,200
Cepheid, Inc.Δ*	1,570	70,258
Cerner Corporation*	6,720	555,475
Cigna Corporation	1,090	47,960
Cubist Pharmaceuticals, Inc.Δ*	2,490	94,396
Cyberonics, Inc.Δ*	2,010	90,329
DaVita, Inc.*	100	9,821
Edwards Lifesciences Corporation*	1,100	113,630
Eli Lilly & Co.Δ	44,700	1,918,077
Express Scripts Holding Co.*	7,640	426,541
Forest Laboratories, Inc.*	3,000	104,970
Gilead Sciences, Inc.*	8,100	415,368
HCA Holdings, Inc.*	3,730	113,504
Health Management Associates, Inc. Class A*	7,780	61,073
Health Net, Inc.*	2,900	70,383
Healthsouth Corporation*	3,380	78,619
Henry Schein, Inc.*	2,400	188,376
Humana, Inc.	600	46,464
IDEXX Laboratories, Inc.Δ*	2,700	259,551
Incyte Corporation, Ltd.Δ*	850	19,295
Intuitive Surgical, Inc.*	740	409,805
Johnson & JohnsonΔ	85,000	5,742,600
Laboratory Corporation of America Holdings*	8,500	787,185
MAKO Surgical Corporation*	2,870	73,501
McKesson Corporation	7,400	693,750
Medicis Pharmaceutical Corporation Class AΔ	500	17,075
Medivation, Inc.Δ*	730	66,722

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Merck & Co., Inc.	67,470	$2,816,872
Metropolitan Health Networks, Inc.Δ*	15,270	146,134
Myriad Genetics, Inc.*	15,300	363,681
OncoGenex Pharmaceutical, Inc.Δ*	2,770	37,229
Onyx Pharmaceuticals, Inc.*	1,660	110,307
Optimer Pharmaceuticals, Inc.Δ*	3,130	48,578
Patterson Cos., Inc.	13,400	461,898
Perrigo Co.Δ	900	106,137
Pfizer, Inc.Δ	125,370	2,883,510
PSS World Medical, Inc.Δ*	10,990	230,680
Quest Diagnostics, Inc.	1,900	113,810
Questcor Pharmaceuticals, Inc.Δ*	5,360	285,366
Regeneron Pharmaceuticals, Inc.*	420	47,972
Santarus, Inc.Δ*	15,330	108,690
Spectrum Pharmaceuticals, Inc.Δ*	23,530	366,127
Stryker Corporation	5,650	311,315
SXC Health Solutions Corporation*	870	86,313
Synageva Biopharma Corporation*	720	29,203
United Therapeutics Corporation*	1,900	93,822
UnitedHealth Group, Inc.	13,200	772,200
Universal Health Services, Inc. Class B	2,260	97,542
WellCare Health Plans, Inc.*	3,030	160,590
WellPoint, Inc.	700	44,653
Zimmer Holdings, Inc.	4,000	257,440

		32,868,803

Materials & Processing — 1.4%
Air Products &
Chemicals, Inc.	18,400	1,485,432
CF Industries Holdings, Inc.Δ	540	104,620
Crown Holdings, Inc.*	11,170	385,253
E.I. du Pont de Nemours & Co.	14,900	753,493
Eastman Chemical Co.	5,860	295,168
Fastenal Co.	4,800	193,488
Freeport-McMoRan Copper & Gold, Inc.	3,400	115,838
Monsanto Co.	3,890	322,014
Newmont Mining Corporation	11,800	572,418
Nucor Corporation	2,690	101,951
Olin Corporation	6,200	129,518
PPG Industries, Inc.	2,190	232,403
Sherwin-Williams Co. (The)Δ	2,500	330,875

		5,022,471

Producer Durables — 4.7%
3M Co.	4,200	376,320
Agilent Technologies, Inc.	5,800	227,592
Automatic Data Processing, Inc.	19,300	1,074,238
BE Aerospace, Inc.Δ*	7,550	329,633
Boeing Co. (The)	4,280	318,004
C.H. Robinson Worldwide, Inc.	5,100	298,503
Caterpillar, Inc.	1,245	105,713
Chart Industries, Inc.*	2,170	149,209
Clean Harbors, Inc.Δ*	8,410	474,492

	Shares	Value
Delta Air Lines, Inc.*	16,540	$181,113
Emerson Electric Co.	6,400	298,112
General Dynamics Corporation	2,700	178,092
General Electric Co.	5,200	108,368
Honeywell International, Inc.	3,010	168,078
Hub Group, Inc. Class AΔ*	1,860	67,332
Huron Consulting Group, Inc.Δ*	11,640	368,406
JB Hunt Transport Services, Inc.	3,250	193,700
Joy Global, Inc.	2,830	160,546
Knight Transportation, Inc.Δ	9,400	150,306
Lockheed Martin CorporationΔ	5,200	452,816
Mettler Toledo International, Inc.Δ*	200	31,170
Middleby CorporationΔ*	1,700	169,337
Molex, Inc.	102,000	2,063,460
MSC Industrial Direct Co., Inc. Class A	1,100	72,105
Northrop Grumman Corporation	1,400	89,306
OSI Systems, Inc.*	4,550	288,197
Paychex, Inc.	14,700	461,727
Raytheon Co.	18,000	1,018,620
Republic Services, Inc.Δ	59,200	1,566,432
Rockwell Automation, Inc.	3,200	211,392
SPX Corporation	4,170	272,384
Stericycle, Inc.Δ*	7,800	715,026
Titan International, Inc.Δ	2,620	64,269
Trimble Navigation, Ltd.*	3,140	144,471
Union Pacific Corporation	100	11,931
United Parcel Service, Inc. Class B	9,000	708,840
United Technologies Corporation	800	60,424
Waste Management, Inc.Δ	97,200	3,246,480
Werner Enterprises, Inc.Δ	1,700	40,613

		16,916,757

Technology — 3.9%
Altera Corporation	9,190	310,990
Analog Devices, Inc.	9,300	350,331
ANSYS, Inc.*	1,920	121,171
Apple, Inc.*	1,430	835,120
Applied Materials, Inc.	127,500	1,461,150
Broadcom Corporation Class A*	17,520	592,176
Cirrus Logic, Inc.*	4,470	133,564
Cisco Systems, Inc.	29,700	509,949
Citrix Systems, Inc.*	4,070	341,636
Corning, Inc.	24,100	311,613
Digimarc Corporation	9,270	237,868
Electronic Arts, Inc.*	12,420	153,387
EMC Corporation*	6,770	173,515
F5 Networks, Inc.*	700	69,692
Facebook, Inc.Δ*	2,410	74,999
Fortinet, Inc.*	7,920	183,903
Google, Inc. Class A*	1,905	1,105,033
GSI Group, Inc.Δ*	16,700	191,382
IAC/InterActiveCorp	12,100	551,760
Intel Corporation	21,200	564,980
International Business Machines Corporation	5,300	1,036,574
Intuit, Inc.	8,600	510,410
Jabil Circuit, Inc.	3,200	65,056
Juniper Networks, Inc.*	10,320	168,319

See Notes to Financial Statements.

	Shares	Value
Kenexa Corporation*	2,230	$64,737
Linear Technology CorporationΔ	11,400	357,162
Manhattan Associates, Inc.*	1,440	65,822
Maxim Integrated Products, Inc.	8,900	228,196
MEMC Electronic Materials, Inc.Δ*	60,500	131,285
Microsoft Corporation	27,800	850,402
NETGEAR, Inc.*	3,030	104,565
ON Semiconductor Corporation*	19,360	137,456
Power Intergrations, Inc.	1,820	67,886
Red Hat, Inc.*	200	11,296
Remark Media, Inc.*	13,030	44,302
Riverbed Technology, Inc.*	9,300	150,195
Silicon Laboratories, Inc.*	8,400	318,360
Synopsys, Inc.*	8,600	253,098
Tech Data Corporation*	1,100	52,987
Teradata Corporation*	3,500	252,035
Texas Instruments, Inc.	2,300	65,987
TIBCO Software, Inc.*	4,310	128,955
Ubiquiti Networks, Inc.Δ*	6,150	87,638
VeriSign, Inc.Δ*	3,300	143,781
VMware, Inc.*	1,210	110,159
Xilinx, Inc.Δ	10,100	339,057

		14,019,939

Utilities — 8.0%
AES Corporation (The)*	3,870	49,652
AGL Resources, Inc.Δ	52,956	2,052,045
American Electric Power Co., Inc.	11,600	462,840
American Water Works Co., Inc.	15,600	534,768
AT&T, Inc.	104,600	3,730,036
CenterPoint Energy, Inc.	10,800	223,236
CenturyLink, Inc.Δ	49,100	1,938,959
Consolidated Edison, Inc.Δ	44,200	2,748,798
Dominion Resources, Inc.	21,000	1,134,000
DTE Energy Co.	4,600	272,918
Duke Energy Corporation	2,400	55,344
Entergy Corporation	3,600	244,404
Exelon Corporation	5,400	203,148
NextEra Energy, Inc.	4,100	282,121
NiSource, Inc.Δ	5,100	126,225
NV Energy, Inc.	61,900	1,088,202
ONEOK, Inc.	8,700	368,097
PG&E Corporation	56,500	2,557,755
Piedmont Natural Gas Co., Inc.	53,210	1,712,830
Pinnacle West Capital Corporation	6,100	315,614
Public Service Enterprise Group, Inc.	13,200	429,000
Questar Corporation	26,600	554,876
Sempra Energy	16,600	1,143,408
Southern Co. (The)Δ	22,200	1,027,860
tw telecom, Inc.Δ*	9,300	238,638
UGI Corporation	11,600	341,388
Verizon Communications, Inc.	25,900	1,150,996
WGL Holdings, Inc.Δ	81,900	3,255,525
Wisconsin Energy CorporationΔ	2,600	102,882
Xcel Energy, Inc.Δ	8,500	241,485

		28,587,050

Total Common Stocks
(Cost $171,317,003)		184,524,523

	Shares	Value
EQUITY LINKED SECURITIES — 0.7%
Credit Suisse New York NY	20,500	$1,298,903
Goldman Sachs Group, Inc. @	9,200	611,929
UBS AG	48,536	614,174
Total Equity Linked Securities

(Cost $2,566,934)		2,525,006

FOREIGN COMMON STOCKS — 4.9%
Australia — 0.0%
Whitehaven Coal, Ltd.*	4,680	20,120

Bermuda — 0.4%
Alterra Capital
Holdings, Ltd.Δ	5,890	137,532
American Safety Insurance
Holdings, Ltd.Δ*	10,440	195,750
Everest Re Group, Ltd.	8,800	910,712
Invesco, Ltd.	7,160	161,816

		1,405,810

Canada — 0.3%
Agnico-Eagle Mines, Ltd.	2,570	103,982
AuRico Gold, Inc.Δ*	7,870	63,039
Bellatrix Exploration, Ltd.*	9,590	29,860
Cameco CorporationΔ	6,000	131,700
CGX Energy, Inc.*	48,455	23,321
Enbridge, Inc.	4,320	172,454
Epsilon Energy, Ltd.Δ*	21,860	42,299
Niko Resources, Ltd.	5,250	69,202
QLT, Inc.Δ*	4,130	31,471
Silvercrest Mines, Inc.*	16,323	27,897
Trioil Resources, Ltd.*	15,950	21,776
Yamana Gold, Inc.	17,380	267,652
YM Biosciences, Inc.*	3,720	7,366

		992,019

Cayman Islands — 0.0%
Herbalife, Ltd.	1,580	76,361

China — 0.0%
China Petroleum & Chemical
Corporation Class H	199,440	176,870

France — 0.5%
Total SA	36,500	1,642,829

Germany — 0.2%
Siemens AG	8,200	689,024

Guernsey — 0.0%
Chariot Oil & Gas, Ltd.*	17,500	28,186

Hong Kong — 0.1%
AIA Group, Ltd.	56,616	195,555

Ireland — 0.2%
Accenture PLC, Class A	8,900	534,801
Covidien PLC	1,910	102,185
Elan Corporation PLCΔ*	5,520	80,537
Jazz Pharmaceuticals PLCΔ*	2,800	126,028

		843,551

Japan — 0.4%
Astellas Pharma, Inc.	2,930	127,861
Honda Motor Co., Ltd.	13,800	481,559
Honda Motor Co., Ltd. ADRΔ	18,480	640,517
Ono Pharmaceutical Co., Ltd.	860	54,042

		1,303,979

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Luxembourg — 0.1%
Flagstone Reinsurance
Holdings SAΔ	31,180	$249,752
Pacific Drilling SAΔ*	9,130	77,696

		327,448

Mexico — 0.0%
Compartamos SAB de CV	118,570	138,750

Netherlands — 0.7%
Koninklijke Philips Electronics NV	—	9
Royal Dutch Shell PLC Class A	67,300	2,271,426
Ziggo NV	2,950	94,021

		2,365,456

Philippines — 0.1%
Metropolitan Bank & Trust	106,410	234,859

Puerto Rico — 0.0%
Oriental Financial Group, Inc.	9,880	109,470

South Korea — 0.0%
Korea Electric Power Corporation ADR*	9,230	103,191

Switzerland — 0.9%
ABB, Ltd. ADRΔ	14,300	233,376
ACE, Ltd.	4,800	355,824
Transocean, Ltd.*	12,850	574,780
Tyco International, Ltd.	40,400	2,135,140

		3,299,120

United Kingdom — 1.0%
Aon PLC	4,700	219,866
BHP Billiton PLC	6,690	190,146
BP PLC	72,100	481,497
Ophir Energy PLC*	16,494	149,724
Rockhopper Exploration PLC*	13,979	56,474
Rowan Cos. PLC*	10,480	338,818
Vodafone Group PLC	587,100	1,650,190
Vodafone Group PLC ADR	18,500	521,330

		3,608,045

Total Foreign Common Stocks
(Cost $17,083,686)		17,560,643

EXCHANGE TRADED NOTE — 0.0%
iPath S&P 500 VIX Short-Term Futures ETNΔ* (Cost $39,625)	2,370	36,048

PREFERRED STOCKS — 3.8%
Apache CorporationΔ*	2,400	120,576
Bank of America Corporation*	200	195,000
Health Care REIT, Inc.*	28,500	1,539,000
Lucent Technologies Capital Trust I	1,600	1,080,000
MetLife, Inc.*	4,800	296,976
National City Capital Trust IVΔ*	53,900	1,359,897
Stanley Black & Decker, Inc.*	27,500	3,217,775
United Technologies Corporation*	2,144	112,967
Wells Fargo & Co.*	5,000	5,625,000

Total Preferred Stocks
(Cost $13,418,022)		13,547,191

	Shares	Value
RIGHT/WARRANT — 0.0%
Kinder Morgan, Inc.* (Cost $16,925)	8,672	$18,732

MASTER LIMITED PARTNERSHIPS — 0.7%
El Paso Pipeline Partners LP	29,600	1,000,480
Spectra Energy Partners LP	54,100	1,646,263

Total Master Limited Partnerships
(Cost $2,675,661)		2,646,743

MONEY MARKET FUNDS — 23.1%
GuideStone Money Market
Fund (GS4 Class)¥	25,361,993	25,361,993
Northern Institutional Liquid Assets Portfolio§	57,575,888	57,575,888

Total Money Market Funds
(Cost $82,937,881)		82,937,881

	Par
CORPORATE BONDS — 24.1%
Advanced Micro Devices, Inc.
6.00%, 05/01/15Δ	$1,850,000	1,875,438
Affiliated Managers Group, Inc.
3.95%, 08/15/38	1,500,000	1,625,625
Alere, Inc.
3.00%, 05/15/16Δ	1,200,000	1,083,000
Alliant Techsystems, Inc.
3.00%, 08/15/24Δ	350,000	352,188
American Axle & Manufacturing, Inc.
7.88%, 03/01/17	350,000	362,250
AmeriGas Finance LLC
6.75%, 05/20/20Δ	300,000	306,750
Amgen, Inc.
0.38%, 02/01/13Δ	1,000,000	1,045,000
ARAMARK Corporation
8.50%, 02/01/15	500,000	512,505
ArcelorMittal
5.00%, 05/15/14	500,000	515,000
Archer-Daniels-Midland Co.
0.88%, 02/15/14	1,000,000	1,010,000
Arris Group, Inc.
2.00%, 11/15/26	1,250,000	1,335,937
Avis Budget Group, Inc.
3.50%, 10/01/14	1,400,000	1,753,500
Bill Barrett Corporation
5.00%, 03/15/28	1,500,000	1,507,500
Boston Properties LP
3.63%, 02/15/14 144A	900,000	981,000
Bristow Group, Inc.
3.00%, 06/15/38	1,500,000	1,518,750
CenturyLink, Inc.
5.80%, 03/15/22	200,000	199,466
Charles River Laboratories
International, Inc.
2.25%, 06/15/13	1,500,000	1,507,500
Chesapeake Energy Corporation
2.50%, 05/15/37Δ	2,000,000	1,722,500
CIT Group, Inc.
5.00%, 05/15/17	240,000	247,350
5.25%, 03/15/18Δ	400,000	413,500
Covanta Holding Corporation
3.25%, 06/01/14	850,000	1,001,937

See Notes to Financial Statements.

	Par	Value
DaVita, Inc.
6.63%, 11/01/20	$500,000	$523,750
Electronic Arts, Inc.
0.75%, 07/15/16 144A	1,350,000	1,188,000
Euronet Worldwide, Inc.
3.50%, 10/15/25Δ	1,000,000	1,010,000
Exterran Holdings, Inc.
4.25%, 06/15/14	1,900,000	1,845,375
Frontier Communications Corporation
8.50%, 04/15/20Δ	450,000	479,250
General Cable Corporation
0.88%, 11/15/13	1,600,000	1,530,000
Gilead Sciences, Inc.
1.00%, 05/01/14Δ	925,000	1,153,938
Goodrich Petroleum Corporation
5.00%, 10/01/29Δ	2,000,000	1,872,500
Goodyear Tire & Rubber Co.
7.00%, 05/15/22Δ	225,000	225,844
Griffon Corporation
4.00%, 01/15/17 144A	350,000	327,687
Group 1 Automotive, Inc.
2.25%, 06/15/36 STEP	1,400,000	1,449,000
Hanesbrands, Inc.
6.38%, 12/15/20Δ	500,000	528,750
Health Care REIT, Inc.
3.00%, 12/01/29	1,000,000	1,188,750
Helix Energy Solutions Group, Inc.
3.25%, 12/15/25Δ	1,250,000	1,256,250
Hercules Offshore, Inc.
3.38%, 06/01/38 STEP	700,000	696,500
Hologic, Inc.
2.00%, 12/15/37 STEPΔ	1,009,000	991,342
2.00%, 03/01/42 STEPΔ	1,650,000	1,536,563
Hornbeck Offshore Services, Inc.
1.63%, 11/15/26 STEPΔ	1,500,000	1,578,750
Host Hotels & Resorts LP
3.25%, 04/15/24 144A@Δ	2,876,000	3,170,790
Iconix Brand Group, Inc.
2.50%, 06/01/16 144A	1,500,000	1,453,125
Illumina, Inc.
0.25%, 03/15/16 144A	1,300,000	1,166,750
Integra Lifesciences Holdings Corporation
1.63%, 12/15/16Δ	975,000	939,656
Intel Corporation
2.95%, 12/15/35Δ	101,000	114,761
Janus Capital Group, Inc.
3.25%, 07/15/14Δ	1,465,000	1,499,794
Jarden Corporation
7.50%, 05/01/17Δ	500,000	562,500
L-3 Communications Holdings, Inc.
3.00%, 08/01/35Δ	1,568,000	1,536,640
Leap Wireless International, Inc.
4.50%, 07/15/14Δ	2,150,000	2,050,562
Lennar Corporation
2.00%, 12/01/20 144A	1,600,000	2,016,000
Liberty Interactive LLC
3.13%, 03/30/23	750,000	919,688

	Par	Value
LifePoint Hospitals, Inc.
3.50%, 05/15/14	$3,890,000	$4,176,888
Limited Brands, Inc.
5.63%, 02/15/22Δ	200,000	207,000
Lincare Holdings, Inc.
2.75%, 11/01/37	251,000	300,886
Linear Technology Corporation
3.00%, 05/01/27Δ	1,250,000	1,296,875
Live Nation Entertainment, Inc.
2.88%, 07/15/27	1,000,000	957,500
Mediacom LLC
7.25%, 02/15/22Δ	350,000	357,875
Medtronic, Inc.
1.63%, 04/15/13	1,589,000	1,600,918
Meritor, Inc.
4.63%, 03/01/26 STEPΔ	1,300,000	1,135,875
Microchip Technology, Inc.
2.13%, 12/15/37	121,000	151,552
Micron Technology, Inc.
1.88%, 06/01/14	1,250,000	1,231,250
Navistar International Corporation
3.00%, 10/15/14Δ	375,000	351,562
NBTY, Inc.
9.00%, 10/01/18Δ	500,000	555,000
NuVasive, Inc.
2.75%, 07/01/17Δ	1,100,000	1,090,375
Omnicare, Inc.
3.25%, 12/15/35	1,350,000	1,290,938
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144A	1,800,000	1,728,000
Peabody Energy Corporation
4.75%, 12/15/41	521,000	425,266
Prologis LP
3.25%, 03/15/15	1,250,000	1,379,688
Rayonier TRS Holdings, Inc.
3.75%, 10/15/12	302,000	378,255
Reynolds Group Issuer LLC
9.88%, 08/15/19 144AΔ	250,000	259,688
Rovi Corporation
2.63%, 02/15/40Δ	1,400,000	1,354,500
Sally Holdings LLC
5.75%, 06/01/22Δ	200,000	210,250
SanDisk Corporation
1.00%, 05/15/13	1,100,000	1,089,000
SBA Communications Corporation
1.88%, 05/01/13	700,000	973,000
Terex Corporation
6.50%, 04/01/20	250,000	253,750
Teva Pharmaceutical Finance Co. LLC
0.25%, 02/01/26	1,000,000	1,047,500
Trinity Industries, Inc.
3.88%, 06/01/36Δ	2,000,000	1,982,500
tw telecom, Inc.
2.38%, 04/01/26	2,134,000	3,003,605
WebMD Health Corporation
2.50%, 01/31/18	1,700,000	1,436,500
Xm Satellite Radio, Inc.
7.00%, 12/01/14 144A	300,000	392,250

Total Corporate Bonds
(Cost $83,027,435)		86,307,457

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
FOREIGN BONDS — 0.7%
Canada — 0.3%
PetroBakken Energy, Ltd.
3.13%, 02/08/16	$1,300,000	$1,287,000

Netherlands — 0.3%
Siemens Financierings-maatschappij NV
1.05%, 08/16/17	1,000,000	962,450

United Kingdom — 0.1%
Virgin Media Finance PLC
5.25%, 02/15/22Δ	400,000	411,000

Total Foreign Bonds
(Cost $2,683,359)		2,660,450

	Number of Contracts
PURCHASED OPTION — 0.0%
SPDR US, Strike Price $134.00, Expires 07/21/12 (KS) (Cost $12,556)	86	9,632

TOTAL INVESTMENTS — 109.4%
(Cost $375,779,087)		392,774,306

	Shares
COMMON STOCKS SOLD SHORT — (6.4)%
Consumer Discretionary — (1.3)%
Advance Auto Parts, Inc.	(5,030)	(343,147)
AutoNation, Inc.*	(1,900)	(67,032)
Cheesecake Factory, Inc. (The)*	(4,120)	(131,675)
Chipotle Mexican Grill, Inc.*	(390)	(148,180)
Columbia Sportswear Co.	(1,830)	(98,125)
Dollar General Corporation*	(1,400)	(76,146)
Dunkin’ Brands Group, Inc.	(7,820)	(268,539)
Foot Locker, Inc.	(8,680)	(265,434)
Genesco, Inc.*	(1,370)	(82,406)
Hasbro, Inc.	(6,540)	(221,510)
Jos. A. Bank Clothiers, Inc.*	(1,650)	(70,059)
LKQ Corporation*	(3,070)	(102,538)
Lowes Cos., Inc.	(7,190)	(204,484)
Lumber Liquidators Holdings, Inc.*	(1,600)	(54,064)
Marriott International, Inc. Class A	(14,450)	(566,440)
McDonald’s Corporation	(1,380)	(122,171)
Netflix, Inc.*	(750)	(51,353)
Omnicom Group, Inc.	(4,450)	(216,270)
Papa John’s International, Inc.*	(2,250)	(107,032)
PetSmart, Inc.	(4,180)	(284,992)
PulteGroup, Inc.*	(7,310)	(78,217)
Skechers USA, Inc. Class A*	(4,590)	(93,498)
Thor Industries, Inc.	(3,290)	(90,179)
Time Warner, Inc.	(8,980)	(345,730)
TJX Cos., Inc.	(5,700)	(244,701)
Tractor Supply Co.	(720)	(59,803)
Voxx International Corporation*	(2,830)	(26,376)
Wal-Mart Stores Inc	(3,300)	(230,076)

		(4,650,177)

Consumer Staples — (0.4)%
Coca-Cola Enterprises, Inc.	(4,410)	(123,656)
CVS Caremark Corporation	(5,420)	(253,277)

	Shares	Value
Dean Foods Co.*	(17,130)	$(291,724)
H.J. Hienz Co.	(6,050)	(328,999)
J.M. Smucker Co. (The)	(3,460)	(261,299)
Kraft Foods, Inc. Class A	(2,300)	(88,826)

		(1,347,781)

Energy — (0.7)%
Apache Corporation	(6,610)	(580,953)
Arch Coal, Inc.	(10,480)	(72,207)
Berry Petroleum Co.	(1,770)	(70,198)
CARBO Ceramics, Inc.	(2,270)	(174,177)
ConocoPhillips	(1,840)	(102,819)
Continental Resources, Inc.*	(1,970)	(131,242)
Devon Energy Corporation	(1,580)	(91,624)
Diamond Offshore Drilling, Inc.	(5,310)	(313,980)
Dresser-Rand Group, Inc.*	(1,570)	(69,928)
Helmerich & Payne, Inc.	(7,280)	(316,534)
Oasis Petroleum, Inc.*	(3,350)	(81,003)
Patterson-UTI Energy, Inc.	(5,780)	(84,157)
Ultra Petroleum Corporation*	(8,460)	(195,172)
Whiting Petroleum Corporation*	(5,430)	(223,282)

		(2,507,276)

Financial Services — (1.4)%
Aflac, Inc.	(4,360)	(185,692)
Allstate Corporation (The)	(5,810)	(203,873)
Ameriprise Financial, Inc.	(5,140)	(268,616)
Bank of America Corporation	(16,000)	(130,880)
Bank of New York Mellon Corporation (The)	(6,530)	(143,333)
BankUnited, Inc.	(3,520)	(83,002)
Charles Schwab Corporation (The)	(8,080)	(104,474)
CME Group, Inc.	(650)	(174,271)
DCT Industrial Trust, Inc. REIT	(8,860)	(55,818)
Dun & Bradstreet Corporation (The)	(4,510)	(320,977)
Factset Research Systems, Inc.	(1,620)	(150,563)
Government Properties Income Trust REIT	(3,263)	(73,809)
Green Dot Corporation Class A*	(4,730)	(104,628)
Host Hotels & Resorts, Inc. REIT	(9,140)	(144,595)
Jack Henry & Associates, Inc.	(16,710)	(576,829)
Jefferies Group, Inc.	(10,020)	(130,160)
KBW, Inc.	(6,120)	(100,674)
Legg Mason, Inc.	(6,070)	(160,066)
MSCI, Inc.*	(5,410)	(184,048)
Pebblebrook Hotel Trust REIT	(5,580)	(130,070)
Portfolio Recovery Associates, Inc.*	(1,280)	(116,813)
StanCorp Financial Group, Inc.	(4,490)	(166,848)
Sunstone Hotel Investors, Inc. REIT*	(9,100)	(100,009)
T Rowe Price Group, Inc.	(2,650)	(166,844)
Trustmark Corporation	(7,830)	(191,678)
UDR, Inc. REIT	(3,990)	(103,102)
W.R. Berkley Corporation	(5,830)	(226,904)
Waddell & Reed Financial, Inc. Class A	(4,810)	(145,647)
Zions Bancorporation	(12,440)	(241,585)

		(4,885,808)

See Notes to Financial Statements.

	Shares	Value
Healthcare — (1.0)%
Amgen, Inc.	(3,920)	$(286,317)
Becton, Dickinson and Co.	(2,650)	(198,088)
Celgene Corporation*	(380)	(24,381)
Charles River Laboratories International, Inc.*	(2,330)	(76,331)
DENTSPLY International, Inc.	(4,040)	(152,752)
Edwards Lifesciences Corporation	(4,060)	(419,398)
Henry Schein, Inc.*	(2,580)	(202,504)
Humana, Inc.	(1,220)	(94,477)
Immunogen, Inc.*	(2,560)	(42,957)
Insulet Corporation*	(1,890)	(40,389)
Laboratory Corporation of America Holdings*	(1,620)	(150,028)
Nektar Therapeutics*	(7,790)	(62,865)
Patterson Cos., Inc.	(4,590)	(158,217)
Quest Diagnostics, Inc.	(1,260)	(75,474)
Seattle Genetics, Inc.*	(2,320)	(58,905)
Thermo Fisher Scientific, Inc.	(13,410)	(696,113)
Varian Medical Systems, Inc.*	(4,280)	(260,096)
Watson Pharmaceuticals, Inc.*	(7,130)	(527,549)

		(3,526,841)

Materials & Processing — (0.4)%
Alcoa, Inc.	(4,670)	(40,862)
Allegheny Technologies, Inc.	(2,610)	(83,233)
Ball Corporation	(8,180)	(335,789)
Celanese Corporation	(2,340)	(81,011)
Dow Chemical Co. (The)	(4,530)	(142,695)
International Flavors & Fragrances, Inc.	(2,080)	(113,984)
International Paper Co.	(2,190)	(63,313)
Royal Gold, Inc.	(640)	(50,176)
Sherwin Williams Co. (The)	(2,800)	(370,580)
Steel Dynamics, Inc.	(7,730)	(90,827)
Titanium Metals Corporation	(14,780)	(167,162)

		(1,539,632)

Producer Durables — (0.8)%
3M Co.	(1,170)	(104,832)
Albany International Corporation Class A	(1,670)	(31,246)
Cintas Corporation	(1,510)	(58,301)
Copart, Inc.*	(3,650)	(86,469)
CoStar Group, Inc.*	(710)	(57,652)
Gardner Denver, Inc.	(2,480)	(131,217)
General Dynamics Corporation	(2,820)	(186,007)
Graco, Inc.	(1,400)	(64,512)
Kansas City Southern	(3,480)	(242,069)
Lindsay Corporation	(690)	(44,781)
Mettler-Toledo International, Inc.*	(2,480)	(386,508)
PACCAR, Inc.	(4,660)	(182,626)
Parker Hannifin Corporation	(3,440)	(264,467)
Paychex, Inc.	(3,140)	(98,627)
Rockwell Automation, Inc.	(4,020)	(265,561)
Southwest Airlines Co.	(14,790)	(136,364)
Stanley Black & Decker, Inc.	(1,040)	(66,934)
Stericycle, Inc.*	(1,893)	(173,531)
Tidewater, Inc.	(3,740)	(173,386)
Waste Management, Inc.	(5,660)	(189,044)

		(2,944,134)

	Shares	Value
Technology — (0.4)%
Informatica Corporation*	(1,870)	$(79,213)
Intel Corporation	(5,910)	(157,502)
Parametric Technology
Corporation*	(3,050)	(63,928)
Polycom, Inc.*	(15,880)	(167,058)
QLogic Corporation*	(5,500)	(75,295)
Rackspace Hosting, Inc.*	(1,230)	(54,046)
Rovi Corporation*	(3,120)	(61,214)
Sapient Corporation*	(6,360)	(64,045)
Syntel, Inc.	(720)	(43,704)
Tech Data Corporation*	(7,210)	(347,306)
TriQuint Semiconductor, Inc.*	(11,600)	(63,800)
Vishay Intertechnology, Inc.*	(6,430)	(60,635)
Western Digital Corporation*	(4,910)	(149,657)

		(1,387,403)

Total Common Stocks Sold Short
(Cost $(22,489,003))		(22,789,052)

FOREIGN COMMON STOCKS SOLD SHORT — (1.2)%
Bermuda — (0.1)%
Nabors Industries, Ltd.*	(9,050)	(130,320)
Signet Jewelers, Ltd.	(1,340)	(58,973)

		(189,293)

British Virgin Islands — 0.0%
Michael Kors Holdings, Ltd.*	(1,630)	(68,199)

Canada — (0.3)%
Agrium, Inc.	(3,040)	(268,949)
Detour Gold Corporation*	(2,130)	(42,910)
EnCana Corporation	(15,410)	(320,990)
Gildan Activewear, Inc.	(2,290)	(63,021)
Royal Bank of Canada	(2,320)	(118,830)
Tim Hortons, Inc.	(2,290)	(120,546)

		(935,246)

China — (0.2)%
Great Wall Motor Co., Ltd.
Class H	(33,668)	(67,880)
Health Net, Inc.	(4,400)	(106,788)
Mindray Medical International, Ltd. ADR	(4,460)	(135,093)
Netease, Inc. ADR*	(2,020)	(118,877)
PetroChina Co., Ltd. Class H	(139,280)	(178,634)

		(607,272)

Germany — (0.2)%
Bayer AG	(881)	(63,485)
Daimler AG	(6,135)	(275,704)
Muenchener Rueckversicherungs AG	(720)	(101,595)
SAP AG ADR	(3,850)	(228,536)
SGL Carbon SE	(1,720)	(67,319)

		(736,639)

Hong Kong — (0.1)%
Focus Media Holding, Ltd. ADR	(7,140)	(167,647)
Hong Kong Exchanges and Clearing, Ltd.	(14,940)	(214,968)

		(382,615)

India — 0.0%
Infosys, Ltd. ADR	(1,450)	(65,337)

Ireland — 0.0%
Shire PLC ADR	(580)	(50,106)

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Japan — 0.0%
Takeda Pharmaceutical Co., Ltd.	(1,650)	$(74,913)

Luxembourg — 0.0%
ArcelorMittal	(6,800)	(103,836)

Mexico — 0.0%
Coca-Cola Femsa SAB de CV ADR	(570)	(74,602)
Grupo Financiero Banorte SAB de CV	(14,310)	(73,954)

		(148,556)

Netherlands — (0.1)%
LyondellBasell Industries N.V.
Class A	(5,440)	(219,069)
Tornier NV*	(1,790)	(40,132)
VistaPrint NV*	(6,420)	(207,366)

		(466,567)

South Africa — (0.1)%
AngloGold Ashanti, Ltd. ADR	(4,780)	(164,145)

Sweden — 0.0%
Telefonaktiebolaget LM
Ericsson ADR	(11,820)	(107,917)

United Kingdom — (0.1)%
Anglo American PLC	(5,655)	(185,853)
Weir Group PLC (The)	(4,030)	(96,840)

		(282,693)

Total Foreign Common Stocks Sold Short
(Cost $(4,337,866))		(4,383,334)

EXCHANGE TRADED FUNDS SOLD SHORT — (1.0)%
iShares Nasdaq Biotechnology Index Fund	(1,040)	(135,153)
Market Vectors Semiconductor*	(6,040)	(194,669)
Materials Select Sector SPDR Fund	(7,270)	(256,558)
SPDR S&P 500 ETF Trust	(7,090)	(966,154)
SPDR S&P Oil & Gas Exploration & Production ETF	(8,040)	(405,216)
SPDR S&P Retail ETF	(3,280)	(193,619)

Select Sector SPDR Fund	(2,850)	(124,773)

Energy Select Sector SPDR Fund	(1,120)	(74,334)
Vanguard Small-Cap ETF	(8,140)	(618,966)
Vanguard Small-Cap Growth ETF	(8,360)	(700,150)

SPDR S&P Biotech ETF*	(540)	(47,774)

Total Exchange Traded Funds Sold Short
(Cost $(3,594,461))		(3,717,366)

TOTAL SECURITIES SOLD SHORT — (8.6)%
(Cost $(30,421,330))		(30,889,752)

Other Assets in Excess of Liabilities — (0.8)%		(2,895,606)

NET ASSETS — 100.0%		$358,988,948

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	24.1
Money Market Funds	23.1
Financial Services	9.4
Healthcare	9.2
Utilities	8.0
Consumer Discretionary	6.3
Consumer Staples	5.1
Foreign Common Stocks	4.9
Producer Durables	4.7
Technology	3.9
Preferred Stocks	3.8
Energy	3.4
Futures Contract	3.1
Materials & Processing	1.4
Equity Linked Securities	0.7
Foreign Bonds	0.7
Master Limited Partnerships	0.7
Exhange Traded Note	— **
Purchased Option	— **
Right/Warrant	— **
Exchange Traded Funds Sold Short	(1.0)
Foreign Common Stocks Sold Short	(1.2)
Forward Foreign Currency Contracts	(1.7)
Common Stocks Sold Short	(6.4)

102.2

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$184,524,523	$184,524,523	$—	$—
Corporate Bonds	86,307,457	—	78,959,779	7,347,678
Equity Linked Securities	2,525,006	—	—	2,525,006
Exchange Traded Note	36,048	36,048	—	—
Foreign Common Stocks	17,560,643	9,110,272	8,450,371	—
Foreign Bonds	2,660,450	—	2,660,450	—
Master Limited Partnerships	2,646,743	2,646,743	—	—
Money Market Funds	82,937,881	82,937,881	—	—
Preferred Stocks	13,547,191	13,547,191	—	—
Purchased Option	9,632	9,632	—	—
Right/Warrant	18,732	18,732	—	—

Total Assets — Investments in Securities	$392,774,306	$292,831,022	$90,070,600	$9,872,684

Other Financial Instruments***
Futures Contracts	$344,378	$344,378	$—	$—

Total Assets — Other Financial Instruments	$344,378	$344,378	$—	$—

Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(22,789,052)	$(22,789,052)	$—	$—
Exchange Traded Funds Sold Short	(3,717,366)	(3,717,366)	—	—
Foreign Common Stocks Sold Short	(4,383,334)	(3,056,143)	(1,327,191)	—

Total Liabilities — Investments in Securities	$(30,889,752)	$(29,562,561)	$(1,327,191)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(49,762)	$—	$(49,762)	$—

Total Liabilities — Other Financial Instruments	$(49,762)	$—	$(49,762)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending June 30, 2012.

See Notes to Financial Statements.

EQUITY INDEX FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.9%
Consumer Discretionary — 12.1%
Amazon.com, Inc.*	6,913	$1,578,584
Apollo Group, Inc. Class A*	2,129	77,049
AutoNation, Inc.Δ*	696	24,555
AutoZone, Inc.*	524	192,397
Avon Products, Inc.Δ	8,252	133,765
Bed Bath & Beyond, Inc.*	4,460	275,628
Best Buy Co., Inc.Δ	5,352	112,178
Big Lots, Inc.*	1,340	54,659
BorgWarner, Inc.*	2,193	143,839
Cablevision Systems Corporation Class AΔ	4,428	58,848
CarMax, Inc.Δ*	4,332	112,372
Carnival Corporation	8,611	295,099
CBS Corporation Class B	12,459	408,406
Chipotle Mexican Grill, Inc.*	598	227,210
Coach, Inc.	5,543	324,155
Comcast Corporation Class AΔ	51,638	1,650,867
Costco Wholesale Corporation	8,261	784,795
D.R. Horton, Inc.	5,490	100,906
Darden Restaurants, Inc.Δ	2,510	127,081
DeVry, Inc.Δ	1,239	38,372
DIRECTV Class A*	12,569	613,619
Discovery Communications, Inc. Class A*	4,909	265,086
Dollar Tree, Inc.*	4,412	237,366
eBay, Inc.*	22,157	930,816
Estee Lauder Cos., Inc. (The) Class A	4,352	235,530
Expedia, Inc.Δ	1,715	82,440
Family Dollar Stores, Inc.	2,176	144,660
Ford Motor Co.	72,774	697,903
Fossil, Inc.*	993	76,004
GameStop Corporation Class AΔ	2,459	45,147
Gannett Co., Inc.Δ	4,704	69,290
Gap, Inc. (The)	6,351	173,763
Genuine Parts Co.Δ	2,997	180,569
Goodyear Tire & Rubber Co. (The)Δ*	4,943	58,377
H&R Block, Inc.	5,850	93,483
Harley-Davidson, Inc.	4,340	198,468
Harman International Industries, Inc.	1,346	53,302
Hasbro, Inc.Δ	2,303	78,003
Home Depot, Inc. (The)	29,386	1,557,164
Interpublic Group of Cos., Inc. (The)	8,293	89,979
J.C. Penney Co., Inc.Δ	2,818	65,688
Johnson Controls, Inc.	12,987	359,870
Kohl’s Corporation	4,566	207,707
Leggett & Platt, Inc.Δ	2,803	59,227
Lennar Corporation Class AΔ	3,110	96,130
Limited Brands, Inc.	4,599	195,595
Lowe’s Cos., Inc.	22,582	642,232
Macy’s, Inc.	7,898	271,296
Marriott International, Inc. Class AΔ	5,050	197,960
Marriott International, Ltd.
Placeholder Shares+	82,125	—
Mattel, Inc.	6,607	214,331
McDonald’s Corporation	19,519	1,728,017
McGraw-Hill Co., Inc. (The)	5,336	240,120

	Shares	Value
Netflix, Inc.Δ*	1,014	$69,429
Newell Rubbermaid, Inc.	5,589	101,384
News Corporation Class A	40,543	903,703
NIKE, Inc. Class B	7,079	621,395
Nordstrom, Inc.	3,020	150,064
Omnicom Group, Inc.	5,159	250,727
O’Reilly Automotive, Inc.*	2,424	203,058
priceline.com, Inc.*	960	637,939
PulteGroup, Inc.*	6,461	69,133
Ralph Lauren Corporation	1,237	173,254
Ross Stores, Inc.	4,284	267,621
Scripps Networks Interactive, Inc. Class A	1,727	98,197
Sears Holdings CorporationΔ*	673	40,178
Snap-on, Inc.	1,158	72,085
Staples, Inc.Δ	12,983	169,428
Starbucks Corporation	14,477	771,914
Starwood Hotels & Resorts Worldwide, Inc.	3,729	197,786
Target Corporation	12,756	742,272
Tiffany & Co.Δ	2,450	129,728
Time Warner Cable, Inc.	5,969	490,055
Time Warner, Inc.	18,271	703,434
TJX Cos., Inc.	14,225	610,679
TripAdvisor, Inc.Δ*	1,715	76,643
Urban Outfitters, Inc.Δ*	2,249	62,050
VF Corporation	1,637	218,458
Wal-Mart Stores, Inc.	33,065	2,305,292
Walt Disney Co. (The)	34,333	1,665,150
Washington Post Co. (The) Class BΔ	98	36,634
Whirlpool Corporation	1,462	89,416
Wyndham Worldwide CorporationΔ	2,882	151,997
Yum! Brands, Inc.	8,750	563,675

		29,522,685

Consumer Staples — 7.3%
Archer-Daniels-Midland Co.	12,738	376,026
Campbell Soup Co.	3,495	116,663
Clorox Co. (The)Δ	2,462	178,396
Coca-Cola Co. (The)	43,255	3,382,108
Coca-Cola Enterprises, Inc.	5,844	163,866
Colgate-Palmolive Co.	9,128	950,225
ConAgra Foods, Inc.	7,857	203,732
CVS Caremark Corporation	24,565	1,147,922
Dean Foods Co.*	3,527	60,065
Dr. Pepper Snapple Group, Inc.	3,989	174,519
General Mills, Inc.	12,261	472,539
H.J. Heinz Co.	6,176	335,851
Hershey Co. (The)	2,946	212,200
Hormel Foods CorporationΔ	2,583	78,575
J.M. Smucker Co. (The)	2,229	168,334
Kellogg Co.	4,795	236,537
Kimberly-Clark Corporation	7,497	628,024
Kraft Foods, Inc. Class A	34,004	1,313,234
Kroger Co. (The)	10,809	250,661
McCormick & Co., Inc.	2,535	153,748
Mead Johnson Nutrition Co.	3,925	316,002
Monster Beverage
Corporation*	2,941	209,399
PepsiCo, Inc.	29,903	2,112,946
Procter & Gamble Co. (The)	52,475	3,214,094
Safeway, Inc.Δ	4,601	83,508

See Notes to Financial Statements.

	Shares	Value
Sysco CorporationΔ	11,174	$333,097
Tyson Foods, Inc. Class A	5,763	108,517
Walgreen Co.	16,492	487,833
Whole Foods Market, Inc.	3,158	301,021

		17,769,642

Energy — 10.4%
Alpha Natural Resources, Inc.*	4,345	37,845
Anadarko Petroleum Corporation	9,544	631,813
Apache Corporation	7,610	668,843
Baker Hughes, Inc.	8,341	342,815
Cabot Oil & Gas CorporationΔ	4,014	158,152
Cameron International Corporation*	4,706	200,993
Chesapeake Energy CorporationΔ	12,636	235,030
Chevron Corporation	37,814	3,989,377
ConocoPhillips	24,319	1,358,946
Consol Energy, Inc.	4,348	131,484
Denbury Resources, Inc.*	7,628	115,259
Devon Energy Corporation	7,668	444,667
Diamond Offshore Drilling, Inc.Δ	1,330	78,643
EOG Resources, Inc.	5,154	464,427
EQT Corporation	2,869	153,864
Exterran Holdings, Inc.*	13	166
Exxon Mobil Corporation	89,729	7,678,111
First Solar, Inc.Δ*	1,151	17,334
FMC Technologies, Inc.*	4,610	180,850
Halliburton Co.	17,660	501,367
Helmerich & Payne, Inc.Δ	2,051	89,177
Hess Corporation	5,789	251,532
Kinder Morgan, Inc.	9,665	311,406
Marathon Oil Corporation	13,606	347,905
Marathon Petroleum Corporation	6,614	297,101
Murphy Oil Corporation	3,710	186,576
National Oilwell Varco, Inc.	8,120	523,253
Newfield Exploration Co.*	2,539	74,418
Noble Energy, Inc.	3,378	286,522
Occidental Petroleum Corporation	15,526	1,331,665
Peabody Energy CorporationΔ	5,193	127,332
Phillips 66*	11,947	397,118
Pioneer Natural Resources Co.	2,343	206,676
QEP Resources, Inc.Δ	3,403	101,988
Range Resources CorporationΔ	3,052	188,827
Schlumberger, Ltd.	25,518	1,656,373
Southwestern Energy Co.*	6,691	213,644
Spectra Energy CorporationΔ	12,446	361,681
Sunoco, Inc.	1,977	93,908
Tesoro Corporation*	2,765	69,014
Valero Energy Corporation	10,458	252,561
Williams Cos., Inc. (The)	11,975	345,120
WPX Energy, Inc.Δ*	3,762	60,869

		25,164,652

Financial Services — 14.7%
Aflac, Inc.	8,950	381,180
Allstate Corporation (The)	9,364	328,583
American Express Co.	19,198	1,117,516
American International Group, Inc.*	12,237	392,685
American Tower Corporation
REIT	7,600	531,316

	Shares	Value
Ameriprise Financial, Inc.	4,099	$214,214
Apartment Investment & Management Co. Class A REIT	2,688	72,657
Assurant, Inc.	1,697	59,123
AvalonBay Communities, Inc. REIT	1,834	259,474
Bank of America Corporation	206,717	1,690,945
Bank of New York Mellon Corporation (The)	22,829	501,097
BB&T Corporation	13,288	409,935
Berkshire Hathaway, Inc. Class B*	33,741	2,811,638
BlackRock, Inc.	2,448	415,719
Boston Properties, Inc. REIT	2,892	313,406
Capital One Financial Corporation	11,136	608,694
CBRE Group, Inc. Class A*	6,321	103,412
Charles Schwab Corporation (The)	20,892	270,134
Chubb Corporation (The)	5,228	380,703
Cincinnati Financial Corporation	3,141	119,578
Citigroup, Inc.	56,035	1,535,919
CME Group, Inc.Δ	1,283	343,985
Comerica, Inc.	3,797	116,606
Discover Financial Services	10,143	350,745
Dun & Bradstreet Corporation (The)Δ	881	62,701
E*TRADE Financial Corporation*	4,860	39,074
Equifax, Inc.	2,346	109,324
Equity Residential REIT	5,667	353,394
Federated Investors, Inc. Class BΔ	1,746	38,150
Fidelity National Information Services, Inc.	4,463	152,099
Fifth Third Bancorp	17,546	235,116
First Horizon National Corporation	5,011	43,345
First Horizon National Corporation Placeholder Shares+	271,852	—
Fiserv, Inc.Δ*	2,605	188,133
Franklin Resources, Inc.	2,687	298,230
Genworth Financial, Inc. Class A*	8,940	50,600
Goldman Sachs Group, Inc. (The)	9,473	908,082
Hartford Financial Services Group, Inc.	8,562	150,948
HCP, Inc. REIT	8,079	356,688
Health Care REIT, Inc.Δ	4,156	242,295
Host Hotels & Resorts, Inc. REITΔ	13,804	218,379
Hudson City Bancorp, Inc.	10,716	68,261
Huntington Bancshares, Inc.	16,431	105,158
IntercontinentalExchange, Inc.*	1,413	192,140
JPMorgan Chase & Co.	73,038	2,609,648
KeyCorp	18,137	140,380
Kimco Realty Corporation REIT	7,829	148,986
Legg Mason, Inc.	2,496	65,820
Leucadia National CorporationΔ	3,799	80,805
Lincoln National Corporation	5,427	118,688
Loews Corporation	5,922	242,269

See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
M&T Bank CorporationΔ	2,358	$194,700
Marsh & McLennan Cos., Inc.	10,499	338,383
Mastercard, Inc. Class A	2,047	880,435
MetLife, Inc.	20,277	625,545
Moody’s CorporationΔ	3,806	139,109
Morgan Stanley	29,154	425,357
NASDAQ OMX Group, Inc. (The)	2,495	56,562
Northern Trust Corporation	4,698	216,202
NYSE EuronextΔ	5,035	128,795
People’s United Financial, Inc.Δ	7,109	82,535
Plum Creek Timber Co., Inc. REITΔ	3,098	122,991
PNC Financial Services Group, Inc.	10,085	616,294
Principal Financial Group, Inc.	5,746	150,718
Progressive Corporation (The)	11,522	240,003
Prologis, Inc. REITΔ	8,739	290,397
Prudential Financial, Inc.	9,029	437,274
Public Storage REIT	2,754	397,705
Regions Financial Corporation	27,045	182,554
Simon Property Group, Inc. REIT	5,780	899,715
SLM Corporation	9,277	145,742
State Street Corporation	9,427	420,821
SunTrust Banks, Inc.	10,272	248,891
T Rowe Price Group, Inc.Δ	4,978	313,415
Torchmark CorporationΔ	1,806	91,293
Total System Services, Inc.	3,083	73,776
Travelers Cos., Inc. (The)	7,477	477,332
Unum Group	5,644	107,970
US Bancorp	36,353	1,169,112
Ventas, Inc. REIT	5,474	345,519
Visa, Inc. Class A	9,530	1,178,194
Vornado Realty Trust REIT	3,551	298,213
Wells Fargo & Co.	101,932	3,408,606
Western Union Co. (The)	11,487	193,441
Weyerhaeuser Co. REIT	10,357	231,583
Zions BancorporationΔ	3,603	69,970

		35,747,129

Healthcare — 11.3%
Abbott Laboratories	30,122	1,941,965
Aetna, Inc.	6,732	261,000
Alexion Pharmaceuticals, Inc.Δ*	3,693	366,715
Allergan, Inc.	5,931	549,033
AmerisourceBergen CorporationΔ	4,708	185,260
Amgen, Inc.	14,894	1,087,858
Baxter International, Inc.	10,545	560,467
Becton, Dickinson and Co.	3,843	287,264
Biogen Idec, Inc.*	4,566	659,239
Boston Scientific Corporation*	27,489	155,863
Bristol-Myers Squibb Co.	32,276	1,160,322
C.R. Bard, Inc.	1,644	176,631
Cardinal Health, Inc.	6,730	282,660
CareFusion Corporation*	4,289	110,142
Celgene Corporation*	8,488	544,590
Cerner Corporation*	2,776	229,464
Cigna Corporation	5,494	241,736
Conventry Health Care, Inc.	2,858	90,856
DaVita, Inc.*	1,794	176,189

	Shares	Value
DENTSPLY International, Inc.Δ	2,702	$102,163
Edwards Lifesciences Corporation*	2,204	227,673
Eli Lilly & Co.	19,550	838,890
Express Scripts Holding Co.*	15,526	866,817
Forest Laboratories, Inc.Δ*	5,187	181,493
Gilead Sciences, Inc.*	14,498	743,457
Hospira, Inc.Δ*	3,221	112,671
Humana, Inc.	3,117	241,380
Intuitive Surgical, Inc.*	755	418,111
Johnson & JohnsonΔ	52,711	3,561,155
Laboratory Corporation of America HoldingsΔ*	1,810	167,624
Life Technologies Corporation*	3,431	154,361
McKesson Corporation	4,505	422,344
Medtronic, Inc.	19,962	773,128
Merck & Co., Inc.	58,284	2,433,357
Mylan, Inc.*	8,423	179,999
Patterson Cos., Inc.	1,538	53,015
PerkinElmer, Inc.	2,160	55,728
Perrigo Co.	1,800	212,274
Pfizer, Inc.	143,298	3,295,854
Quest Diagnostics, Inc.	3,019	180,838
St. Jude Medical, Inc.	6,016	240,099
Stryker Corporation	6,196	341,400
Tenet Healthcare Corporation*	7,097	37,188
Thermo Fisher Scientific, Inc.	6,962	361,397
UnitedHealth Group, Inc.	19,847	1,161,049
Varian Medical Systems, Inc.Δ*	2,193	133,269
Watson Pharmaceuticals, Inc.*	2,430	179,796
WellPoint, Inc.	6,419	409,468
Zimmer Holdings, Inc.	3,364	216,507

		27,369,759

Materials & Processing — 3.6%
Air Products &
Chemicals, Inc.	4,073	328,813
Airgas, Inc.	1,340	112,573
Alcoa, Inc.Δ	20,431	178,771
Allegheny Technologies, Inc.	2,039	65,024
Ball Corporation	2,964	121,672
Bemis Co., Inc.Δ	2,125	66,598
CF Industries Holdings, Inc.	1,261	244,306
Cliffs Natural Resources, Inc.	2,719	134,020
Dow Chemical Co. (The)	23,003	724,594
E.I. du Pont de Nemours & Co.	18,067	913,648
Eastman Chemical Co.	2,748	138,417
Ecolab, Inc.	5,598	383,631
Fastenal Co.	5,653	227,872
FMC Corporation	2,546	136,160
Freeport-McMoRan Copper & Gold, Inc.	18,159	618,677
International Flavors & Fragrances, Inc.Δ	1,535	84,118
International Paper Co.	8,374	242,092
Masco CorporationΔ	7,193	99,767
MeadWestvaco Corporation	3,222	92,633
Monsanto Co.	10,192	843,694
Mosaic Co. (The)	5,733	313,939
Newmont Mining Corporation	9,519	461,767
Nucor Corporation	6,111	231,607
Owens-Illinois, Inc.*	3,309	63,434
PPG Industries, Inc.	2,912	309,021
Praxair, Inc.	5,707	620,522
Precision Castparts Corporation	2,782	457,611

See Notes to Financial Statements.

	Shares	Value
Sealed Air Corporation	3,755	$57,977
Sherwin-Williams Co. (The)	1,611	213,216
Sigma-Aldrich CorporationΔ	2,332	172,405
Titanium Metals Corporation	1,727	19,532
United States Steel CorporationΔ	2,762	56,897
Vulcan Materials Co.	2,491	98,918

		8,833,926

Producer Durables — 10.0%
3M Co.	13,302	1,191,859
Agilent Technologies, Inc.	6,683	262,241
Automatic Data Processing, Inc.	9,390	522,647
Avery Dennison Corporation	2,140	58,508
Boeing Co. (The)	14,429	1,072,075
C.H. Robinson Worldwide, Inc.	3,124	182,848
Caterpillar, Inc.	12,568	1,067,149
Cintas CorporationΔ	2,141	82,664
Cooper Industries PLC	3,038	207,131
CSX Corporation	19,740	441,386
Cummins, Inc.	3,651	353,818
Danaher Corporation	10,973	571,474
Deere & Co.	7,560	611,377
Dover Corporation	3,420	183,346
Eaton CorporationΔ	6,436	255,059
Emerson Electric Co.	14,029	653,471
Expeditors International of Washington, Inc.	4,070	157,712
FedEx Corporation	6,075	556,531
FLIR Systems, Inc.	3,049	59,455
Flowserve Corporation	1,067	122,438
Fluor Corporation	3,302	162,921
General Dynamics Corporation	6,973	459,939
General Electric Co.	203,250	4,235,730
Goodrich Corporation	2,400	304,560
Honeywell International, Inc.	14,876	830,676
Illinois Tool Works, Inc.	9,157	484,314
Iron Mountain, Inc.Δ	3,159	104,121
Jacobs Engineering Group, Inc.*	2,431	92,038
Joy Global, Inc.	2,010	114,027
L-3 Communications Holdings, Inc.	1,883	139,361
Lexmark International, Inc. Class AΔ	1,212	32,215
Lockheed Martin Corporation	5,043	439,144
Norfolk Southern Corporation	6,186	443,969
Northrop Grumman Corporation	4,844	308,999
PACCAR, Inc.	6,910	270,803
Pall CorporationΔ	2,222	121,788
Parker Hannifin Corporation	2,901	223,029
Paychex, Inc.Δ	6,174	193,925
Pitney Bowes, Inc.Δ	3,922	58,712
Quanta Services, Inc.*	4,125	99,289
Raytheon Co.	6,423	363,478
Republic Services, Inc.	6,110	161,671
Robert Half International, Inc.	2,613	74,653
Rockwell Automation, Inc.	2,758	182,193
Rockwell Collins, Inc.Δ	2,786	137,489
Roper Industries, Inc.	1,836	180,993
RR Donnelley & Sons Co.Δ	3,600	42,372
Ryder System, Inc.	987	35,542
Southwest Airlines Co.	15,189	140,043

	Shares	Value
Stanley Black & Decker, Inc.	3,226	$207,625
Stericycle, Inc.Δ*	1,646	150,889
Textron, Inc.	5,310	132,060
Union Pacific Corporation	9,130	1,089,300
United Parcel Service, Inc. Class B	18,337	1,444,222
United Technologies Corporation	17,435	1,316,866
W.W. Grainger, Inc.	1,176	224,898
Waste Management, Inc.Δ	8,786	293,452
Waters Corporation*	1,651	131,205
Xerox Corporation	25,524	200,874
Xylem, Inc.	3,570	89,857

		24,332,431

Technology — 16.9%
Adobe Systems, Inc.*	9,549	309,101
Advanced Micro Devices, Inc.Δ*	10,882	62,354
Akamai Technologies, Inc.*	3,314	105,220
Altera Corporation	6,189	209,436
Amphenol Corporation Class A	3,142	172,559
Analog Devices, Inc.	5,749	216,565
Apple, Inc.*	17,928	10,469,952
Applied Materials, Inc.	24,332	278,845
Autodesk, Inc.*	4,499	157,420
BMC Software, Inc.*	3,093	132,009
Broadcom Corporation Class A*	9,439	319,038
CA, Inc.	6,776	183,562
Cisco Systems, Inc.	102,526	1,760,371
Citrix Systems, Inc.*	3,612	303,191
Cognizant Technology Solutions Corporation Class A*	5,825	349,500
Computer Sciences Corporation	2,971	73,740
Corning, Inc.	29,121	376,535
Crown Castle International Corporation*	4,944	290,015
Dell, Inc.*	28,327	354,654
Electronic Arts, Inc.*	6,387	78,880
EMC Corporation*	40,356	1,034,324
F5 Networks, Inc.*	1,535	152,825
Google, Inc. Class A*	4,875	2,827,841
Harris Corporation	2,146	89,810
Hewlett-Packard Co.	38,025	764,683
Intel Corporation	96,726	2,577,748
International Business Machines Corporation	22,116	4,325,447
Intuit, Inc.	5,659	335,862
Jabil Circuit, Inc.	3,496	71,074
JDS Uniphase Corporation*	4,366	48,026
Juniper Networks, Inc.Δ*	10,243	167,063
KLA-Tencor Corporation	3,228	158,979
Lam Research CorporationΔ*	3,815	143,978
Linear Technology Corporation	4,371	136,943
LSI Corporation*	10,894	69,395
Microchip Technology, Inc.Δ	3,659	121,040
Micron Technology, Inc.*	18,405	116,136
Microsoft Corporation	143,360	4,385,382
Molex, Inc.Δ	2,666	63,824
Motorola Solutions, Inc.	5,635	271,100
NetApp, Inc.*	6,999	222,708
NVIDIA Corporation*	11,538	159,455
Oracle Corporation	74,394	2,209,502

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
QUALCOMM, Inc.	32,921	$1,833,041
Red Hat, Inc.*	3,707	209,371
SAIC, Inc.Δ	5,321	64,491
Salesforce.com, Inc.*	2,628	363,347
SanDisk Corporation*	4,586	167,297
Symantec Corporation*	13,868	202,612
Teradata Corporation*	3,237	233,096
Teradyne, Inc.Δ*	3,577	50,293
Texas Instruments, Inc.	21,932	629,229
VeriSign, Inc.*	2,937	127,965
Western Digital Corporation*	4,459	135,910
Xilinx, Inc.Δ	5,102	171,274
Yahoo!, Inc.*	23,651	374,395

		41,218,413

Utilities — 6.6%
AES Corporation (The)*	12,613	161,825
AGL Resources, Inc.	2,247	87,071
Ameren Corporation	4,649	155,927
American Electric Power Co., Inc.	9,306	371,309
AT&T, Inc.	112,324	4,005,474
CenterPoint Energy, Inc.	8,168	168,833
CenturyLink, Inc.Δ	11,800	465,982
CMS Energy Corporation	4,874	114,539
Consolidated Edison, Inc.	5,655	351,684
Dominion Resources, Inc.	11,043	596,322
DTE Energy Co.	3,255	193,119
Duke Energy Corporation	25,594	590,198
Edison International	6,309	291,476
Entergy Corporation	3,423	232,387
Exelon Corporation	16,350	615,087
FirstEnergy CorporationΔ	8,014	394,209
Frontier Communications CorporationΔ	19,145	73,325
Integrys Energy Group, Inc.Δ	1,387	78,879
MetroPCS Communications, Inc.*	6,080	36,784
NextEra Energy, Inc.	8,081	556,054
NiSource, Inc.Δ	5,375	133,031
Northeast Utilities	5,992	232,550
NRG Energy, Inc.*	4,048	70,273
ONEOK, Inc.	4,108	173,809
Pepco Holdings, Inc.Δ	4,317	84,484
PG&E Corporation	8,088	366,144
Pinnacle West Capital Corporation	2,095	108,395
PPL Corporation	11,037	306,939
Progress Energy, Inc.	5,680	341,766
Public Service Enterprise Group, Inc.	9,699	315,218
SCANA CorporationΔ	2,190	104,770
Sempra Energy	4,590	316,159
Southern Co. (The)Δ	16,595	768,348
Sprint Nextel Corporation*	57,575	187,694
TECO Energy, Inc.Δ	3,986	71,987
Verizon Communications, Inc.	54,440	2,419,314
Windstream CorporationΔ	11,506	111,148
Wisconsin Energy CorporationΔ	4,484	177,432
Xcel Energy, Inc.Δ	9,302	264,270

		16,094,215

Total Common Stocks
(Cost $175,788,237)		226,052,852

	Shares	Value
FOREIGN COMMON STOCKS — 1.5%
Bermuda — 0.1%
Invesco, Ltd.	8,362	$188,981
Nabors Industries, Ltd.*	5,522	79,517

		268,498

Ireland — 0.7%
Accenture PLC Class A	12,404	745,356
Covidien PLC	9,285	496,748
Ingersoll-Rand PLC	5,825	245,699
Seagate Technology PLC	7,254	179,391
XL Group PLC	5,999	126,219

		1,793,413

Switzerland — 0.6%
ACE, Ltd.	6,467	479,399
Noble Corporation	4,840	157,445
TE Connectivity, Ltd.	8,049	256,844
Tyco International, Ltd.	8,943	472,637

		1,366,325

United Kingdom — 0.1%
Aon PLC	6,338	296,491
Rowan Cos. PLC*	2,445	79,047

		375,538

Total Foreign Common Stocks
(Cost $3,628,374)		3,803,774

RIGHTS/WARRANTS — 0.0%
American International Group, Inc. Fractional Warrants+ (Cost $0)	65,600	—

MONEY MARKET FUNDS — 13.9%
GuideStone Money Market Fund (GS4 Class)¥	12,326,702	12,326,702
Northern Institutional Liquid Assets Portfolio§	21,429,028	21,429,028

Total Money Market Funds
(Cost $33,755,730)		33,755,730

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill 0.14%, 11/01/12‡‡ (Cost $534,753)	$535,000	534,810

TOTAL INVESTMENTS — 108.5%
(Cost $213,707,094)		264,147,166
Liabilities in Excess of Other Assets—(8.5)%		(20,788,263)

NET ASSETS — 100.0%		$243,358,903

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	16.9
Financial Services	14.8
Money Market Funds	13.9
Consumer Discretionary	12.1
Healthcare	11.3
Energy	10.4
Producer Durables	10.0
Consumer Staples	7.3
Utilities	6.6
Futures Contracts	5.5
Materials & Processing	3.6
Foreign Common Stocks	1.4
U.S. Treasury Obligation	0.2
Rights/Warrants	—	**

	114.0

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$226,320,880	$226,320,880	$—	$—
Foreign Common Stocks	3,535,746	3,535,746	—	—
Money Market Funds	33,755,730	33,755,730	—	—
Rights/Warrants	—	—	—	—
U.S. Treasury Obligation	534,810	—	534,810	—

Total Assets — Investments in Securities	$264,147,166	$263,612,356	$534,810	$—

Other Financial Instruments***
Futures Contracts	$487,983	$487,983	$—	$—

Total Assets — Other Financial Instruments	$487,983	$487,983	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.8%
Financial Services — 95.8%
Alexander’s, Inc. REITΔ	3,875	$1,670,551
Apartment Investment & Management Co. Class A REIT	95,750	2,588,123
AvalonBay Communities, Inc. REITΔ	21,863	3,093,177
Boston Properties, Inc. REIT	88,642	9,606,134
BRE Properties, Inc. REIT	106,100	5,307,122
Camden Property Trust REIT	100,750	6,817,753
Chesapeake Lodging Trust REIT	42,750	736,155
Colonial Properties Trust REITΔ	90,050	1,993,707
CubeSmart REITΔ	164,400	1,918,548
DDR Corporation REITΔ	242,400	3,548,736
Douglas Emmett, Inc. REITΔ	235,450	5,438,895
Duke Realty Corporation REITΔ	288,350	4,221,444
DuPont Fabros Technology, Inc. REITΔ	121,800	3,478,608
Education Realty Trust, Inc. REIT	52,550	582,254
Equity Lifestyle Properties, Inc. REIT	24,750	1,707,008
Equity Residential REIT	78,800	4,913,968
Extra Space Storage, Inc. REITΔ	103,850	3,177,810
Federal Realty Investment Trust REITΔ	49,250	5,126,432
First Potomac Realty Trust REIT	11,050	130,059
General Growth Properties, Inc. REIT	86,050	1,556,644
Glimcher Realty Trust REIT	384,500	3,929,590
Health Care REIT, Inc.Δ	186,450	10,870,035
Healthcare Realty Trust, Inc. REITΔ	147,800	3,523,552
Home Properties, Inc. REITΔ	62,650	3,844,204
Hospitality Properties Trust REITΔ	41,950	1,039,102
Host Hotels & Resorts, Inc. REITΔ	74,800	1,183,336
Kilroy Realty Corporation REITΔ	53,900	2,609,299
Kimco Realty Corporation REIT	145,550	2,769,817
LaSalle Hotel Properties REITΔ	60,500	1,762,970
LTC Properties, Inc. REIT	44,600	1,618,088
Pebblebrook Hotel Trust REITΔ	99,100	2,310,021
Pennsylvania Real Estate Investment Trust REIT	21,950	328,811
Prologis, Inc. REITΔ	80,423	2,672,456

	Shares	Value
PS Business Parks, Inc. REITΔ	25,500	$1,726,860
Public Storage REIT	41,230	5,954,024
Regency Centers Corporation REITΔ	30,300	1,441,371
Retail Properties of America, Inc.Δ	116,150	1,128,978
Senior Housing Properties Trust REITΔ	135,335	3,020,677
Simon Property Group, Inc. REIT	149,650	23,294,519
SL Green Realty Corporation REIT	69,950	5,612,788
Strategic Hotels & Resorts, Inc. REITΔ*	430,050	2,778,123
Sunstone Hotel Investors, Inc. REIT*	143,900	1,581,461
Taubman Centers, Inc. REITΔ	45,700	3,526,212
UDR, Inc. REIT	145,600	3,762,304
Ventas, Inc. REIT	88,650	5,595,588
Vornado Realty Trust REITΔ	39,600	3,325,608
Washington Real Estate Investment Trust REITΔ	94,450	2,687,102

		171,510,024

Total Common Stocks
(Cost $144,888,333)		171,510,024

MONEY MARKET FUNDS — 19.1%
GuideStone Money Market Fund (GS4 Class)¥	6,685,531	6,685,531
Northern Institutional Liquid Assets Portfolio§	27,574,565	27,574,565

Total Money Market Funds
(Cost $34,260,096)		34,260,096

TOTAL INVESTMENTS — 114.9%
(Cost $179,148,429)		205,770,120
Liabilities in Excess of Other Assets — (14.9)%		(26,722,978)

NET ASSETS — 100.0%		$179,047,142

PORTFOLIO SUMMARY (based on net assets)
%
Financial Services	95.8
Money Market Funds	19.1
Futures Contracts	4.0

118.9

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$171,510,024	$171,510,024	$—	$—
Money Market Funds	34,260,096	34,260,096	—	—

Total Assets — Investments in Securities	$205,770,120	$205,770,120	$—	$—

Other Financial Instruments***
Futures Contracts	$176,270	$176,270	$—	$—

Total Assets — Other Financial Instruments	$176,270	$176,270	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.4%
Consumer Discretionary — 9.3%
Apollo Group, Inc. Class AΔ*	92,200	$3,336,718
Best Buy Co., Inc.Δ	46,900	983,024
Carnival CorporationΔ	269,529	9,236,759
CBS Corporation Class B	234,201	7,677,109
Coach, Inc.	49,200	2,877,216
Comcast Corporation Class AΔ	438,048	14,004,395
Dana Holding CorporationΔ	257,000	3,292,170
DIRECTV Class A*	75,900	3,705,438
Foot Locker, Inc.	46,900	1,434,202
Ford Motor Co.	146,651	1,406,383
Gap, Inc. (The)Δ	304,400	8,328,384
General Motors Co.Δ*	102,008	2,011,598
Home Depot, Inc. (The)	186,500	9,882,635
Interpublic Group of Cos., Inc. (The)	233,400	2,532,390
Johnson Controls, Inc.	26,578	736,476
Lear Corporation	34,400	1,297,912
Lennar Corporation Class AΔ	217,951	6,736,865
Lowe’s Cos., Inc.	40,688	1,157,167
News Corporation Class A	53,652	1,195,903
Target Corporation	172,580	10,042,430
Time Warner, Inc.	126,955	4,887,768
Wal-Mart Stores, Inc.	13,928	971,060
Walt Disney Co. (The)	44,115	2,139,578
Whirlpool Corporation	38,100	2,330,196
Wyndham Worldwide CorporationΔ	48,000	2,531,520

		104,735,296

Consumer Staples — 5.1%
Archer-Daniels-Midland Co.	98,119	2,896,473
Colgate-Palmolive Co.	1,548	161,147
CVS Caremark Corporation	158,434	7,403,621
Dean Foods Co.Δ*	139,000	2,367,170
Energizer Holdings, Inc.Δ*	58,200	4,379,550
General Mills, Inc.Δ	5,512	212,433
Kellogg Co.	445	21,952
Kimberly-Clark Corporation	39,922	3,344,266
Kraft Foods, Inc. Class A	257,755	9,954,498
Kroger Co. (The)	174,900	4,055,931
PepsiCo, Inc.	52,300	3,695,518
Procter & Gamble Co. (The)	99,201	6,076,061
Safeway, Inc.Δ	64,600	1,172,490
Sysco CorporationΔ	10,830	322,842
Tyson Foods, Inc. Class A	58,600	1,103,438
Walgreen Co.Δ	345,595	10,222,700

		57,390,090

Energy — 13.2%
Anadarko Petroleum Corporation	19,500	1,290,900
Apache Corporation	15,257	1,340,938
Baker Hughes, Inc.	149,822	6,157,684
Chevron Corporation	283,429	29,901,760
ConocoPhillips	314,875	17,595,215
Devon Energy Corporation	83,689	4,853,125
Exxon Mobil Corporation	401,904	34,390,925
Halliburton Co.	24,544	696,804
Hess Corporation	44,847	1,948,602
Marathon Oil CorporationΔ	238,226	6,091,439
Marathon Petroleum Corporation	52,200	2,344,824

	Shares	Value
Murphy Oil Corporation	79,600	$4,003,084
National Oilwell Varco, Inc.	12,845	827,732
Occidental Petroleum Corporation	131,767	11,301,656
Phillips 66*	157,269	5,227,622
Spectra Energy CorporationΔ	278,511	8,093,529
Tesoro Corporation*	174,400	4,353,024
Valero Energy Corporation	332,700	8,034,705

		148,453,568

Financial Services — 20.6%
Aflac, Inc.	46,272	1,970,724
Allstate Corporation (The)	133,428	4,681,989
American Express Co.Δ	327,962	19,090,668
American Financial Group, Inc.	50,600	1,985,038
American International Group, Inc.*	25,175	807,866
Ameriprise Financial, Inc.	142,600	7,452,276
Assurant, Inc.	101,500	3,536,260
Bank of America CorporationΔ	1,100,968	9,005,918
Bank of New York Mellon Corporation (The)	46,590	1,022,651
BB&T Corporation	27,311	842,544
Berkshire Hathaway, Inc. Class B*	69,552	5,795,768
BlackRock, Inc.	2,315	393,133
Capital One Financial Corporation	269,264	14,717,970
Charles Schwab Corporation (The)	41,974	542,724
Chubb Corporation (The)Δ	40,143	2,923,213
Citigroup, Inc.	666,119	18,258,322
CME Group, Inc.	2,594	695,477
Discover Financial Services	166,802	5,768,013
Equity Residential REIT	10,816	674,486
Fifth Third Bancorp	249,700	3,345,980
Franklin Resources, Inc.	4,178	463,716
Goldman Sachs Group, Inc. (The)	19,212	1,841,662
Huntington Bancshares, Inc.	645,900	4,133,760
Jones Lang LaSalle, Inc.	24,800	1,745,176
JPMorgan Chase & Co.	873,188	31,199,007
KeyCorp	477,800	3,698,172
Lincoln National Corporation	48,800	1,067,256
Loews Corporation	12,184	498,448
Marsh & McLennan Cos., Inc.	4,439	143,069
MetLife, Inc.	76,619	2,363,696
Morgan Stanley	59,866	873,445
PNC Financial Services Group, Inc.	60,940	3,724,043
Prudential Financial, Inc.	18,240	883,363
Regions Financial Corporation	578,000	3,901,500
Reinsurance Group of America, Inc.	22,800	1,213,188
Simon Property Group, Inc. REIT	1,879	292,485
SLM Corporation	461,000	7,242,310
State Street CorporationΔ	321,185	14,337,698
Thomson Reuters Corporation	14,504	412,639
Travelers Cos., Inc. (The)	173,500	11,076,240
US BancorpΔ	218,068	7,013,067
Visa, Inc. Class A	13,200	1,631,916
Wells Fargo & Co.	822,825	27,515,268

		230,782,144

See Notes to Financial Statements.

	Shares	Value
Healthcare — 13.7%
Abbott Laboratories	3,190	$205,659
Aetna, Inc.	117,988	4,574,395
AmerisourceBergen Corporation	61,500	2,420,025
Amgen, Inc.	19,500	1,424,281
Baxter International, Inc.	152,426	8,101,442
Becton, Dickinson and Co.Δ	538	40,216
Bristol-Myers Squibb Co.	6,063	217,965
Cardinal Health, Inc.	203,500	8,547,000
Eli Lilly & Co.	25,439	1,091,587
Gilead Sciences, Inc.*	63,000	3,230,640
Health Net, Inc.*	52,400	1,271,748
Hologic, Inc.*	266,750	4,812,170
Humana, Inc.	27,800	2,152,832
Johnson & JohnsonΔ	270,722	18,289,978
McKesson Corporation	22,300	2,090,625
Medtronic, Inc.	385,328	14,923,753
Merck & Co., Inc.	233,975	9,768,456
Mylan, Inc.Δ*	180,400	3,855,148
Pfizer, Inc.	1,552,816	35,714,768
Stryker Corporation	3,188	175,659
Thermo Fisher Scientific, Inc.	57,042	2,961,050
UnitedHealth Group, Inc.Δ	261,204	15,280,434
WellPoint, Inc.	193,413	12,337,815

		153,487,646

Materials & Processing — 1.9%
Air Products &
Chemicals, Inc.	8,256	666,507
CF Industries Holdings, Inc.	24,300	4,707,882
Cliffs Natural Resources, Inc.	43,800	2,158,902
Dow Chemical Co. (The)	46,676	1,470,294
E.I. du Pont de Nemours & Co.Δ	84,100	4,252,937
Freeport-McMoRan Copper & Gold, Inc.	37,090	1,263,656
Huntsman Corporation	167,000	2,160,980
MeadWestvaco Corporation	78,400	2,254,000
Mosaic Co. (The)	11,579	634,066
Newmont Mining Corporation	19,060	924,601
Southern Copper Corporation	1,631	51,393
Timken Co.	24,600	1,126,434

		21,671,652

Producer Durables — 11.2%
3M Co.	2,739	245,414
AGCO Corporation*	31,000	1,417,630
Boeing Co. (The)	2,829	210,195
CSX Corporation	13,107	293,072
Danaher Corporation	14,937	777,919
Delta Air Lines, Inc.*	246,900	2,703,555
Emerson Electric Co.Δ	178,356	8,307,822
FedEx Corporation	11,541	1,057,271
General Dynamics Corporation	38,501	2,539,526
General Electric Co.	1,685,656	35,129,071
Honeywell International, Inc.	310,400	17,332,736
Illinois Tool Works, Inc.Δ	180,431	9,542,996
KBR, Inc.	64,100	1,583,911
Lockheed Martin CorporationΔ	33,598	2,925,714
Norfolk Southern Corporation	12,721	912,986
Northrop Grumman CorporationΔ	75,411	4,810,468
Raytheon Co.Δ	261,488	14,797,606
Stanley Black & Decker, Inc.	132,600	8,534,136
Terex CorporationΔ*	220,600	3,933,298

	Shares	Value
Textron, Inc.Δ	313,300	$7,791,771
Waste Management, Inc.Δ	18,084	604,006

		125,451,103

Technology — 7.9%
Adobe Systems, Inc.*	8,263	267,473
Apple, Inc.*	4,700	2,744,800
Broadcom Corporation Class A*	8,174	276,281
Brocade Communications Systems, Inc.Δ*	265,400	1,308,422
CA, Inc.	196,500	5,323,185
Cisco Systems, Inc.	747,792	12,839,589
Corning, Inc.	59,266	766,310
Dell, Inc.*	434,481	5,439,702
Hewlett-Packard Co.Δ	223,522	4,495,027
Intel Corporation	528,794	14,092,360
International Business Machines Corporation	42,900	8,390,382
Lam Research CorporationΔ*	60,500	2,283,270
Microsoft Corporation	431,100	13,187,349
Oracle Corporation	57,900	1,719,630
Symantec Corporation*	339,600	4,961,556
Texas Instruments, Inc.	177,164	5,082,835
Western Digital Corporation*	38,500	1,173,480
Yahoo!, Inc.*	230,038	3,641,502

		87,993,153

Utilities — 8.5%
AES Corporation (The)*	564,200	7,238,685
Ameren Corporation	29,700	996,138
American Electric Power Co., Inc.	205,358	8,193,784
AT&T, Inc.	1,025,621	36,573,645
CenturyLink, Inc.Δ	24,263	958,146
Consolidated Edison, Inc.	11,411	709,650
Dominion Resources, Inc.	22,295	1,203,930
DTE Energy Co.	30,400	1,803,632
Duke Energy Corporation	52,245	1,204,770
Edison International	93,200	4,305,840
Entergy CorporationΔ	133,600	9,070,104
Exelon Corporation	33,284	1,252,144
FirstEnergy Corporation	16,401	806,765
NextEra Energy, Inc.	16,278	1,120,089
NV Energy, Inc.	123,700	2,174,646
PG&E Corporation	16,524	748,041
Public Service Enterprise Group, Inc.	132,341	4,301,082
Sempra Energy	22,200	1,529,136
Southern Co. (The)	33,905	1,569,802
Verizon Communications, Inc.	205,824	9,146,819

		94,906,848

Total Common Stocks
(Cost $971,008,252)		1,024,871,500

FOREIGN COMMON STOCKS — 6.2%
Bermuda — 0.6%
Bunge, Ltd.Δ	21,300	1,336,362
Everest Re Group, Ltd.	28,700	2,970,163
Nabors Industries, Ltd.Δ*	170,000	2,448,000

		6,754,525

Canada — 0.5%
Agrium, Inc.Δ	44,600	3,945,762
Domtar Corporation	16,400	1,258,044

		5,203,806

See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cayman Islands — 0.1%
Herbalife, Ltd.	20,500	$990,765

France — 0.7%
Sanofi-Aventis ADRΔ	221,500	8,368,270

Ireland — 0.5%
Covidien PLC	17,868	955,938
XL Group PLCΔ	200,900	4,226,936

		5,182,874

Netherlands — 0.5%
LyondellBasell Industries N.V. Class AΔ	11,684	470,515
Royal Dutch Shell PLC ADRΔ	82,000	5,529,260

		5,999,775

Switzerland — 1.9%
ACE, Ltd.Δ	77,932	5,777,099
TE Connectivity, Ltd.Δ	174,475	5,567,497
Tyco International, Ltd.	171,447	9,060,974
Weatherford International, Ltd.*	101,900	1,286,997

		21,692,567

United Kingdom — 1.4%
BP PLC ADRΔ	100,000	4,054,000
Ensco PLC Class A	136,900	6,430,193
Vodafone Group PLC ADRΔ	185,400	5,224,572

		15,708,765

Total Foreign Common Stocks
(Cost $72,849,983)		69,901,347

MONEY MARKET FUNDS — 9.6%
GuideStone Money Market Fund (GS4 Class)¥	23,448,975	23,448,975
Northern Institutional Liquid Assets Portfolio§	83,958,936	83,958,936

Total Money Market Funds
(Cost $107,407,911)		107,407,911

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill 0.14%, 11/01/12 (Cost $649,698)	$650,000	649,769

TOTAL INVESTMENTS — 107.3%
(Cost $1,151,915,844)		1,202,830,527
Liabilities in Excess of Other Assets — (7.3)%		(81,578,901)

Net Assets — 100.0%		$1,121,251,626

PORTFOLIO SUMMARY (based on net assets)
%
Financial Services	20.6
Healthcare	13.7
Energy	13.2
Producer Durables	11.2
Money Market Funds	9.6
Consumer Discretionary	9.3
Utilities	8.5
Technology	7.9
Foreign Common Stocks	6.2
Consumer Staples	5.1
Futures Contracts	2.3
Materials & Processing	1.9
U.S. Treasury Obligation	0.1

109.6

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,024,871,500	$1,024,871,500	$—	$—
Foreign Common Stocks	69,901,347	69,901,347	—	—
Money Market Funds	107,407,911	107,407,911	—	—
U.S. Treasury Obligation	649,769	—	649,769	—

Total Assets — Investments in Securities	$1,202,830,527	$1,202,180,758	$649,769	$—

Other Financial Instruments***
Futures Contracts	$912,853	$912,853	$—	$—

Total Assets — Other Financial Instruments	$912,853	$912,853	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.7%
Consumer Discretionary — 21.9%
Amazon.com, Inc.*	125,491	$28,655,870
AutoZone, Inc.Δ*	6,456	2,370,450
Bed Bath & Beyond, Inc.*	100,050	6,183,090
BorgWarner, Inc.Δ*	52,600	3,450,034
Chipotle Mexican Grill, Inc.Δ*	3,200	1,215,840
Coach, Inc.	241,226	14,106,896
Comcast Corporation Class AΔ	60,700	1,940,579
Costco Wholesale Corporation	94,720	8,998,400
Dick’s Sporting Goods, Inc.Δ	31,320	1,503,360
DIRECTV Class A*	77,840	3,800,149
Dollar General Corporation*	64,565	3,511,690
Dollar Tree, Inc.*	25,748	1,385,242
eBay, Inc.*	290,640	12,209,786
Estee Lauder Cos., Inc. (The) Class A	185,648	10,047,270
Ford Motor Co.	379,294	3,637,430
Home Depot, Inc. (The)Δ	224,671	11,905,316
Limited Brands, Inc.Δ	226,756	9,643,933
Macy’s, Inc.	27,750	953,213
McDonald’s Corporation	81,985	7,258,132
Netflix, Inc.Δ*	58,900	4,032,883
NIKE, Inc. Class B	245,708	21,568,248
Nordstrom, Inc.	35,460	1,762,007
O’Reilly Automotive, Inc.Δ*	80,003	6,701,851
PetSmart, Inc.	23,980	1,634,956
priceline.com, Inc.*	37,418	24,865,009
Ralph Lauren Corporation	28,520	3,994,511
Starbucks Corporation	510,094	27,198,212
Starwood Hotels & Resorts Worldwide, Inc.	180,370	9,566,825
TJX Cos., Inc.	275,295	11,818,414
Tractor Supply Co.Δ	34,190	2,839,821
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	16,700	1,559,446
Wal-Mart Stores, Inc.	17,050	1,188,726
Yum! Brands, Inc.	144,100	9,282,922

		260,790,511

Consumer Staples — 3.6%
Church & Dwight Co., Inc.Δ	19,970	1,107,736
Coca-Cola Co. (The)Δ	290,140	22,686,047
Kraft Foods, Inc. Class A	87,260	3,369,981
Mead Johnson Nutrition Co.	71,194	5,731,829
Monster Beverage Corporation*	32,510	2,314,712
Whole Foods Market, Inc.	82,600	7,873,432

		43,083,737

Energy — 5.8%
Anadarko Petroleum
Corporation	44,270	2,930,674
Cabot Oil & Gas CorporationΔ	65,754	2,590,708
Chevron Corporation	75,470	7,962,085
Denbury Resources, Inc.*	109,820	1,659,380
FMC Technologies, Inc.*	195,400	7,665,542
Halliburton Co.Δ	95,901	2,722,629
National Oilwell Varco, Inc.	218,519	14,081,364
Noble Energy, Inc.	26,400	2,239,248
Occidental Petroleum Corporation	46,830	4,016,609
Pioneer Natural Resources Co.	18,030	1,590,426
Plains Exploration & Production Co.*	58,660	2,063,659

	Shares	Value
Schlumberger, Ltd.	215,380	$13,980,316
Southwestern Energy Co.*	157,900	5,041,747

		68,544,387

Financial Services — 11.2%
Alliance Data Systems CorporationΔ*	7,480	1,009,800
American Express Co.Δ	172,840	10,061,016
American Tower Corporation REIT	118,830	8,307,405
Ameriprise Financial, Inc.	36,790	1,922,645
Capital One Financial Corporation	108,705	5,941,815
CBRE Group, Inc. Class A*	81,430	1,332,195
Discover Financial Services	169,191	5,850,625
Fifth Third Bancorp	71,750	961,450
IntercontinentalExchange, Inc.*	57,000	7,750,860
Invesco, Ltd.	126,780	2,865,228
JPMorgan Chase & Co.Δ	130,330	4,656,691
Mastercard, Inc. Class A	33,910	14,585,030
Raymond James Financial, Inc.	29,850	1,022,064
T Rowe Price Group, Inc.Δ	65,840	4,145,286
US Bancorp	236,080	7,592,333
Vantiv, Inc. Class AΔ*	29,370	684,027
Visa, Inc. Class A	347,388	42,947,578
Wells Fargo & Co.	367,302	12,282,579

		133,918,627

Healthcare — 12.0%
Abbott Laboratories	11,360	734,198
Alexion Pharmaceuticals, Inc.Δ*	198,408	19,701,915
Allergan, Inc.	265,820	24,606,957
athenahealth, Inc.Δ*	46,300	3,665,571
Biogen Idec, Inc.*	115,217	16,635,030
Bristol-Myers Squibb Co.	98,463	3,539,745
Celgene Corporation*	36,410	2,336,065
Cerner CorporationΔ*	126,350	10,444,091
Cooper Cos., Inc. (The)	23,030	1,836,873
Edwards Lifesciences Corporation*	19,200	1,983,360
Express Scripts Holding Co.*	158,972	8,875,407
Gilead Sciences, Inc.*	136,900	7,020,232
Hologic, Inc.*	59,250	1,068,870
Intuitive Surgical, Inc.*	24,850	13,761,682
McKesson Corporation	12,540	1,175,625
Merck & Co., Inc.	36,100	1,507,175
Perrigo Co.Δ	33,720	3,976,600
Pfizer, Inc.Δ	307,600	7,074,800
Regeneron Pharmaceuticals, Inc.Δ*	91,900	10,496,818
Watson Pharmaceuticals, Inc.Δ*	39,880	2,950,721

		143,391,735

Materials & Processing — 5.0%
Airgas, Inc.	16,190	1,360,123
E.I. du Pont de Nemours & Co.	46,880	2,370,722
Ecolab, Inc.	80,710	5,531,056
Masco CorporationΔ	85,800	1,190,046
Monsanto Co.	203,316	16,830,498
Praxair, Inc.	173,101	18,821,272
Precision Castparts Corporation	75,021	12,340,204
Sherwin-Williams Co. (The)Δ	11,800	1,561,730

		60,005,651

See Notes to Financial Statements.

	Shares	Value
Producer Durables — 7.0%
Agilent Technologies, Inc.	71,370	$2,800,560
AMETEK, Inc.	100,850	5,033,424
BE Aerospace, Inc.*	37,080	1,618,913
Caterpillar, Inc.	59,900	5,086,109
Cummins, Inc.	66,021	6,398,095
Danaher Corporation	45,176	2,352,766
Deere & Co.	61,763	4,994,774
Eaton CorporationΔ	115,430	4,574,491
FedEx Corporation	108,030	9,896,628
Fluor Corporation	70,200	3,463,668
Honeywell International, Inc.	100,660	5,620,854
Joy Global, Inc.Δ	57,100	3,239,283
Stericycle, Inc.Δ*	20,500	1,879,235
Trimble Navigation, Ltd.*	60,070	2,763,821
Union Pacific Corporation	69,534	8,296,102
Verisk Analytics, Inc. Class AΔ*	79,520	3,917,155
W.W. Grainger, Inc.	58,701	11,225,979

		83,161,857

Technology — 21.2%
Altera Corporation	29,760	1,007,079
Apple, Inc.*	150,796	88,064,864
Autodesk, Inc.*	89,350	3,126,356
Cisco Systems, Inc.	177,260	3,043,554
Citrix Systems, Inc.Δ*	70,860	5,947,988
Cognizant Technology Solutions Corporation Class A*	19,940	1,196,400
EMC Corporation*	413,738	10,604,105
F5 Networks, Inc.*	100,820	10,037,639
Facebook, Inc.Δ*	238,497	7,422,027
Google, Inc. Class A*	56,475	32,759,453
Informatica Corporation*	22,970	973,009
Intuit, Inc.	62,680	3,720,058
JDS Uniphase CorporationΔ*	90,460	995,060
LinkedIn CorporationΔ*	29,884	3,175,773
Microsoft Corporation	341,490	10,446,179
QUALCOMM, Inc.	554,137	30,854,348
Red Hat, Inc.Δ*	39,100	2,208,368
Riverbed Technology, Inc.*	62,900	1,015,835
Rovi Corporation*	7	137
Salesforce.com, Inc.Δ*	169,520	23,437,835
Teradata Corporation*	87,340	6,289,353
VeriFone Systems, Inc.Δ*	61,300	2,028,417
VMware, Inc.*	46,120	4,198,765

		252,552,602

Utilities — 1.0%
AES Corporation (The)*	85,650	1,098,890
American Water Works Co., Inc.	31,640	1,084,619
AT&T, Inc.Δ	182,400	6,504,384
ITC Holdings CorporationΔ	22,050	1,519,466
NiSource, Inc.Δ	64,430	1,594,642

		11,802,001

Total Common Stocks
(Cost $802,497,110)		1,057,251,108

FOREIGN COMMON STOCKS — 5.6%
Canada — 0.5%
Lululemon Athletica, Inc.Δ*	63,704	3,798,670
Valeant Pharmaceuticals International, Inc.Δ*	52,471	2,350,176

		6,148,846

	Shares	Value
China — 0.5%
Baidu, Inc. ADRΔ*	54,581	$6,275,723

Denmark — 0.3%
Novo Nordisk A/S ADRΔ	27,610	4,012,837

Hong Kong — 0.2%
Michael Kors Holdings, Ltd.*	50,685	2,120,660

Ireland — 1.6%
Accenture PLC Class AΔ	219,871	13,212,049
Shire PLC ADR	62,850	5,429,612

		18,641,661

Israel — 0.5%
Check Point Software Technologies, Ltd.*	125,367	6,216,950

Netherlands — 1.0%
ASML Holding N.V.Δ	174,800	8,988,216
LyondellBasell Industries N.V. Class AΔ	59,000	2,375,930

		11,364,146

Singapore — 0.7%
Avago Technologies, Ltd.Δ	169,080	6,069,972
Hutchison Port Holdings Trust	3,282,000	2,346,007

		8,415,979

Switzerland — 0.1%
Compagnie Financiere Richemont SA ADR	229,473	1,241,449

United Kingdom — 0.2%
Ensco PLC Class A	63,370	2,976,489

Total Foreign Common Stocks
(Cost $59,555,142)		67,414,740

PREFERRED STOCK — 0.1%
Wells Fargo & Co.Δ* (Cost $678,134)	35,400	1,069,080

MONEY MARKET FUNDS — 13.9%
GuideStone Money Market Fund (GS4 Class)¥	57,075,395	57,075,395
Northern Institutional Liquid Assets Portfolio§	108,131,663	108,131,663

Total Money Market Funds
(Cost $165,207,058)		165,207,058

TOTAL INVESTMENTS — 108.3%
(Cost $1,027,937,444)		1,290,941,986
Liabilities in Excess of Other Assets —(8.3)%		(98,817,516)

NET ASSETS — 100.0%		$1,192,124,470

See Notes to Financial Statements.

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Consumer Discretionary	21.9
Technology	21.2
Money Market Funds	13.9
Healthcare	12.0
Financial Services	11.2
Producer Durables	7.0
Energy	5.8
Foreign Common Stocks	5.6
Futures Contracts	5.1
Materials & Processing	5.0
Consumer Staples	3.6
Utilities	1.0
Preferred Stock	0.1

113.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,057,251,108	$1,057,251,108	$—	$—
Foreign Common Stocks	67,414,740	65,068,734	2,346,006	—
Money Market Funds	165,207,058	165,207,058	—	—
Preferred Stock	1,069,080	1,069,080	—	—

Total Assets — Investments in Securities	$1,290,941,986	$1,288,595,980	$2,346,006	$—

Other Financial Instruments***
Futures Contracts	$2,024,443	$2,024,443	$—	$—

Total Assets — Other Financial Instruments	$2,024,443	$2,024,443	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 78.9%
Consumer Discretionary — 11.2%
Aaron’s, Inc.Δ	94,300	$2,669,633
Aeropostale, Inc.*	32,900	586,607
AMERCO, Inc.Δ*	11,200	1,007,664
American Public Education, Inc.Δ*	19,200	614,400
ANN, Inc.Δ*	43,800	1,116,462
Apollo Group, Inc. Class AΔ*	43,000	1,556,170
Arbitron, Inc.Δ	34,200	1,197,000
Arctic Cat, Inc.Δ*	36,500	1,334,440
Asbury Automotive Group, Inc.*	28,600	677,534
Cabela’s, Inc.*	8,912	336,963
Capella Education Co.Δ*	23,000	799,480
Carter’s, Inc.Δ*	7,600	399,760
Chico’s FAS, Inc.	76,300	1,132,292
Coinstar, Inc.Δ*	12,500	858,250
Constant Contact, Inc.Δ*	60,100	1,074,588
CROCS, Inc.*	77,300	1,248,395
Dana Holding CorporationΔ	103,600	1,327,116
Destination Maternity Corporation	35,600	768,960
Domino’s Pizza, Inc.Δ*	19,308	596,810
DSW, Inc.	30,100	1,637,440
Elizabeth Arden, Inc.Δ*	15,850	615,138
Foot Locker, Inc.	22,000	672,760
Francesca’s Holdings CorporationΔ*	15,600	421,356
Hot Topic, Inc.Δ	60,000	581,400
Inter Parfums, Inc.Δ	36,200	625,174
Interpublic Group of Cos., Inc. (The)	146,700	1,591,695
ITT Educational Services, Inc.Δ*	19,900	1,208,925
John Wiley & Sons, Inc.Δ	20,200	989,598
Jos. A. Bank Clothiers, Inc.Δ*	19,100	810,986
LeapFrog Enterprises, Inc.*	87,400	896,724
Lear Corporation	12,700	479,171
Life Time Fitness, Inc.Δ*	26,300	1,223,213
Lumber Liquidators Holdings, Inc.Δ*	20,100	679,179
Meritor, Inc.Δ*	118,400	618,048
Monro Muffler Brake, Inc.Δ	33,600	1,116,864
National American University Holdings, Inc.Δ	54,700	235,210
Pier 1 Imports, Inc.Δ	30,060	493,886
PulteGroup, Inc.Δ*	37,000	395,900
Ryland Group, Inc. (The)Δ	35,600	910,648
Select Comfort Corporation*	25,400	531,368
Six Flags Entertainment Corporation	4,900	265,482
Stamps.com, Inc.*	3,900	96,213
Steven Madden, Ltd.*	7,134	226,505
Tenneco, Inc.Δ*	48,500	1,300,770
Thor Industries, Inc.Δ	19,700	539,977
TripAdvisor, Inc.Δ*	15,250	681,523
Tumi Holdings, Inc.Δ*	66,400	1,162,000
Ulta Salon Cosmetics & Fragrance, Inc.*	7,184	670,842
Under Armour, Inc. Class AΔ*	2,350	222,028
Vera Bradley, Inc.Δ*	40,700	857,956
Vitamin Shoppe, Inc.Δ*	29,250	1,606,702
WABCO Holdings, Inc.*	32,800	1,736,104
Whirlpool CorporationΔ	18,300	1,119,228

	Shares	Value
Wolverine World Wide, Inc.Δ	39,900	$1,547,322
Zumiez, Inc.Δ*	20,987	831,085

		48,900,944

Consumer Staples — 3.6%
Annie’s, Inc.Δ*	13,200	552,552
Cal-Maine Foods, Inc.Δ	17,800	695,980
Casey’s General Stores, Inc.	25,700	1,516,043
Chef’s Warehouse, Inc. (The)Δ*	68,800	1,241,840
Dean Foods Co.*	158,100	2,692,443
Fresh Market, Inc. (The)*	14,600	782,998
GNC Holdings, Inc. Class AΔ	12,423	486,982
Hain Celestial Group, Inc. (The)*	11,100	610,944
Harris Teeter Supermarkets, Inc.	31,600	1,295,284
J & J Snack Foods CorporationΔ	24,052	1,421,473
PetMed Express, Inc.Δ	94,000	1,143,040
Smart Balance, Inc.Δ*	27,038	253,887
United Natural Foods, Inc.Δ*	40,700	2,232,802
USANA Health Sciences, Inc.Δ*	15,100	620,912

		15,547,180

Energy — 4.4%
American Standard Energy Corporation@*	158,702	250,749
Dril-Quip, Inc.Δ*	13,700	898,583
Gulfport Energy Corporation*	32,000	660,160
Helix Energy Solutions Group, Inc.*	152,300	2,499,243
Hornbeck Offshore Services, Inc.Δ*	55,200	2,140,656
ION Geophysical CorporationΔ*	71,000	467,890
Key Energy Services, Inc.Δ*	87,900	668,040
Matador Resources Co.*	45,800	491,892
McMoRan Exploration Co.Δ*	48,500	614,495
Oasis Petroleum, Inc.Δ*	44,996	1,088,003
Patterson-UTI Energy, Inc.Δ	51,500	749,840
Rex Energy CorporationΔ*	40,310	451,875
Sanchez Energy CorporationΔ*	19,000	395,200
Sunoco, Inc.	37,500	1,781,250
Swift Energy Co.Δ*	42,300	787,203
Tesoro Corporation*	90,200	2,251,392
Vaalco Energy, Inc.Δ*	114,400	987,272
Western Refining, Inc.Δ	58,300	1,298,341
World Fuel Services CorporationΔ	18,000	684,540

		19,166,624

Financial Services — 17.6%
Allied World Assurance Company Holdings AG	22,400	1,780,128
American Campus Communities, Inc. REIT	30,700	1,380,886
American Equity Investment Life Holding Co.Δ	88,500	974,385
American Financial Group, Inc.	42,200	1,655,506
Assurant, Inc.	51,300	1,787,292
Brown & Brown, Inc.	31,900	869,913
Calamos Asset Management, Inc. Class A	46,100	527,845
CapitalSource, Inc.	216,100	1,452,192

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cardtronics, Inc.Δ*	108,000	$3,262,680
Columbia Banking System, Inc.Δ	27,000	508,140
Comerica, Inc.	36,500	1,120,915
CommonWealth REIT	100,300	1,917,736
Duff & Phelps CorporationΔ	46,400	672,800
East West Bancorp, Inc.	47,700	1,119,042
Encore Capital Group, Inc.Δ*	38,600	1,143,332
Euronet Worldwide, Inc.*	11,100	190,032
Evercore Partners, Inc. Class AΔ	22,600	528,614
First Citizens BancShares, Inc. Class AΔ	6,600	1,099,890
FleetCor Technologies, Inc.*	32,800	1,149,312
Global Payments, Inc.	27,700	1,197,471
Heartland Payment Systems, Inc.	54,300	1,633,344
Higher One Holdings, Inc.Δ*	37,600	459,472
Hospitality Properties Trust REIT	82,200	2,036,094
Huntington Bancshares, Inc.	352,600	2,256,640
IBERIABANK CorporationΔ	19,700	993,865
Inland Real Estate Corporation REITΔ	79,700	667,886
Interactive Brokers Group, Inc. Class A	56,600	833,152
International Bancshares Corporation	28,400	554,368
Jack Henry & Associates, Inc.	43,700	1,508,524
Jones Lang LaSalle, Inc.	44,600	3,138,502
LaSalle Hotel Properties REIT	25,400	740,156
Lender Processing Services, Inc.	25,200	637,056
Lincoln National Corporation	32,700	715,149
MarketAxess Holdings, Inc.	21,800	580,752
Mid-America Apartment Communities, Inc. REIT	21,700	1,480,808
National Health Investors, Inc. REITΔ	24,300	1,237,356
NBH Holdings Corporation PIPE+@	30,300	537,825
Nelnet, Inc. Class AΔ	25,200	579,600
Ocwen Financial Corporation*	138,100	2,593,518
Pacwest BancorpΔ	109,800	2,598,966
Pebblebrook Hotel Trust REIT	58,300	1,358,973
Pennsylvania Real Estate Investment Trust REIT	40,000	599,200
Popular, Inc.Δ*	27,450	455,945
Portfolio Recovery Associates, Inc.*	22,100	2,016,846
Post Properties, Inc. REIT	21,800	1,067,110
PrivateBancorp, Inc.Δ	22,700	335,052
ProAssurance Corporation	7,200	641,448
Prosperity Bancshares, Inc.	6,372	267,815
Protective Life Corporation	26,400	776,424
PS Business Parks, Inc. REITΔ	26,100	1,767,492
Reinsurance Group of America, Inc.	39,200	2,085,832
Republic Bancorp, Inc. Class AΔ	27,600	614,100
RLI CorporationΔ	23,700	1,616,340
Safety Insurance Group, Inc.Δ	16,900	686,816
SCBT Financial CorporationΔ	12,000	423,000
Signature Bank*	15,140	923,086
StanCorp Financial Group, Inc.	15,900	590,844
Stifel Financial CorporationΔ*	42,000	1,297,800

	Shares	Value
Sunstone Hotel Investors, Inc. REIT*	55,600	$611,044
Texas Capital Bancshares, Inc.Δ*	9,700	391,783
Umpqua Holdings Corporation	64,400	847,504
Urstadt Biddle Properties, Inc. Class A REITΔ	14,800	292,596
Washington Federal, Inc.	111,200	1,878,168
Webster Financial CorporationΔ	42,900	929,214
Wilshire Bancorp, Inc.*	116,700	639,516
Wintrust Financial CorporationΔ	33,700	1,196,350
Wright Express Corporation*	30,600	1,888,632
Zillow, Inc. Class AΔ*	9,900	382,437

		76,702,511

Healthcare — 8.5%
Air Methods CorporationΔ*	8,600	844,950
Align Technology, Inc.Δ*	32,679	1,093,439
AVANIR Pharmaceuticals, Inc.Δ*	103,400	405,328
BioMarin Pharmaceuticals, Inc.Δ*	17,800	704,524
Bio-Rad Laboratories, Inc. Class A*	6,400	640,064
Brookdale Senior Living, Inc.*	45,900	814,266
Centene CorporationΔ*	35,600	1,073,696
Community Health Systems, Inc.*	81,700	2,290,051
Cooper Cos., Inc. (The)	8,866	707,152
Covance, Inc.*	28,200	1,349,370
Cubist Pharmaceuticals, Inc.Δ*	10,434	395,553
Cyberonics, Inc.Δ*	6,100	274,134
Endologix, Inc.Δ*	35,497	548,074
ExamWorks Group, Inc.Δ*	70,400	931,392
Five Star Quality Care, Inc.+	2,086	—
Haemonetics CorporationΔ*	15,500	1,148,705
Hanger, Inc.*	31,800	815,352
Health Management Associates, Inc. Class AΔ*	55,078	432,362
Health Net, Inc.Δ*	50,900	1,235,343
HeartWare International, Inc.Δ*	2,400	213,120
Hill-Rom Holdings, Inc.	39,700	1,224,745
HMS Holdings CorporationΔ*	17,817	593,484
Incyte Corporation, Ltd.Δ*	43,300	982,910
IPC The Hospitalist Co., Inc.Δ*	43,600	1,975,952
Magellan Health Services, Inc.Δ*	15,600	707,148
Masimo CorporationΔ*	46,000	1,029,480
Medivation, Inc.Δ*	7,800	712,920
Myriad Genetics, Inc.Δ*	53,100	1,262,187
NuVasive, Inc.*	20,700	524,952
PAREXEL International Corporation*	33,300	940,059
PDL BioPharma, Inc.Δ	228,900	1,517,607
Pharmacyclics, Inc.Δ*	5,400	294,894
Providence Service Corporation (The)*	52,300	717,033
Questcor Pharmaceuticals, Inc.*	4,500	239,580
Salix Pharmaceuticals, Ltd.*	7,100	386,524
Sirona Dental Systems, Inc.*	23,700	1,066,737
Sun Healthcare Group, Inc.Δ*	222,700	1,863,999
SXC Health Solutions Corporation*	8,041	797,748
Team Health Holdings, Inc.*	28,300	681,747
Tenet Healthcare Corporation*	192,000	1,006,080

See Notes to Financial Statements.

	Shares	Value
Thoratec Corporation*	19,800	$664,884
United Therapeutics Corporation*	18,300	903,654
Vivus, Inc.*	8,600	245,444
Volcano CorporationΔ*	26,800	767,820

		37,024,463

Materials & Processing — 4.2%
A. Schulman, Inc.	55,600	1,103,660
Acuity Brands, Inc.Δ	4,900	249,459
Airgas, Inc.	6,400	537,664
Boise, Inc.*	79,400	522,452
Chemtura Corporation*	34,300	497,350
Coeur d’Alene Mines Corporation*	26,100	458,316
Cytec Industries, Inc.	12,800	750,592
Eagle Materials, Inc.	25,900	967,106
Eastman Chemical Co.Δ	17,700	891,549
Georgia Gulf Corporation	37,300	957,491
H.B. Fuller Co.	30,400	933,280
Huntsman CorporationΔ	97,600	1,262,944
Innospec, Inc.*	35,000	1,036,350
Kronos Worldwide, Inc.	59,100	933,189
Lennox International, Inc.Δ	14,000	652,820
Louisiana-Pacific Corporation*	32,200	350,336
PH Glatfelter Co.Δ	83,700	1,370,169
RBC Bearings, Inc.Δ*	17,000	804,100
Reliance Steel & Aluminum Co.Δ	18,100	914,050
Sensient Technologies CorporationΔ	24,700	907,231
ServiceNow, Inc.	9,200	226,320
Timken Co.	30,400	1,392,016
Wausau Paper CorporationΔ	60,800	591,584

		18,310,028

Producer Durables — 13.8%
A.O. Smith CorporationΔ	30,847	1,508,110
Advisory Board Co. (The)Δ*	26,000	1,289,340
AGCO Corporation*	44,500	2,034,985
Alaska Air Group, Inc.*	18,800	674,920
Albany International Corporation Class AΔ	59,000	1,103,890
Allegiant Travel Co.*	16,000	1,114,880
Alliant Techsystems, Inc.Δ	27,900	1,410,903
Angie’s List, Inc.Δ*	34,700	549,648
Applied Industrial Technologies, Inc.Δ	23,900	880,715
BE Aerospace, Inc.*	17,900	781,514
Chart Industries, Inc.Δ*	13,400	921,384
Clean Harbors, Inc.Δ*	38,500	2,172,170
Colfax Corporation*	8,700	239,859
Columbus McKinnon CorporationΔ*	36,700	553,803
Corporate Executive Board Co. (The)Δ	32,200	1,316,336
CoStar Group, Inc.*	23,657	1,920,948
Dycom Industries, Inc.*	28,500	530,385
EMCOR Group, Inc.	24,000	667,680
Esterline Technologies CorporationΔ*	22,300	1,390,405
ExlService Holdings, Inc.Δ*	48,200	1,187,648
Generac Holdings, Inc.Δ*	29,000	697,740
Genesee & Wyoming, Inc. Class AΔ*	37,850	1,999,994

	Shares	Value
Gulfmark Offshore, Inc. Class AΔ*	21,800	$742,072
Healthcare Services Group, Inc.Δ	46,550	902,139
HEICO Corporation Class AΔ	36,461	1,294,214
Herman Miller, Inc.Δ	56,600	1,048,232
Huron Consulting Group, Inc.Δ*	11,700	370,305
IDEX Corporation	33,111	1,290,667
Itron, Inc.Δ*	29,800	1,228,952
Kaman CorporationΔ	35,800	1,107,652
KBR, Inc.	56,000	1,383,760
Kennametal, Inc.	21,700	719,355
Liquidity Services, Inc.Δ*	18,835	964,163
MAXIMUS, Inc.Δ	22,800	1,179,900
McGrath RentCorpΔ	36,600	969,900
Middleby CorporationΔ*	17,000	1,693,370
Mistras Group, Inc.*	37,800	993,384
NACCO Industries, Inc. Class AΔ	11,700	1,360,125
Old Dominion Freight Line, Inc.Δ*	20,000	865,800
On Assignment, Inc.Δ*	87,000	1,388,520
Orbital Sciences Corporation*	52,600	679,592
Oshkosh CorporationΔ*	49,300	1,032,835
OSI Systems, Inc.Δ*	8,517	539,467
PHH CorporationΔ*	58,700	1,026,076
Resources Connection, Inc.Δ	52,300	643,290
Standard Parking CorporationΔ*	34,000	731,680
Titan International, Inc.Δ	47,100	1,155,363
Titan Machinery, Inc.Δ*	52,400	1,591,388
Trinity Industries, Inc.	22,200	554,556
Triumph Group, Inc.Δ	41,500	2,335,205
United Rentals, Inc.Δ*	14,500	493,580
URS Corporation	29,600	1,032,448
US Airways Group, Inc.Δ*	86,895	1,158,310
WageWorks, Inc.*	41,700	628,002
Watts Water Technologies, Inc.Δ	23,400	780,156
WESCO International, Inc.Δ*	17,900	1,030,145

		59,861,860

Technology — 11.8%
ACI Worldwide, Inc.*	14,900	658,729
Active Network, Inc. (The)Δ*	30,400	467,856
Amdocs, Ltd.Δ	38,000	1,129,360
Amkor Technology, Inc.Δ*	117,100	571,448
Anixter International, Inc.Δ*	24,100	1,278,505
Avnet, Inc.*	44,000	1,357,840
Bankrate, Inc.*	6,163	113,338
Bottomline Technologies, Inc.Δ*	67,200	1,212,960
BroadSoft, Inc.Δ*	19,800	573,408
Brocade Communications Systems, Inc.*	113,000	557,090
CACI International, Inc. Class AΔ*	34,200	1,881,684
Cadence Design Systems, Inc.*	117,700	1,293,523
CommVault Systems, Inc.Δ*	41,900	2,076,983
Cree, Inc.*	8,600	220,762
Cymer, Inc.Δ*	16,700	984,465
Cypress Semiconductor Corporation*	101,800	1,345,796
DealerTrack Holdings, Inc.Δ*	47,300	1,424,203

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Demandware, Inc.*	2,300	$54,487
DigitalGlobe, Inc.Δ*	40,500	613,980
Ebix, Inc.Δ	40,400	805,980
Hittite Microwave CorporationΔ*	16,500	843,480
IAC/InterActiveCorp	23,100	1,053,360
Informatica Corporation*	21,500	910,740
Ingram Micro, Inc. Class A*	56,700	990,549
Kenexa Corporation*	8,800	255,464
LSI Corporation*	258,900	1,649,193
Monotype Imaging Holdings, Inc.*	43,500	729,495
NeuStar, Inc. Class AΔ*	26,500	885,100
NIC, Inc.Δ*	158,500	2,012,950
Polycom, Inc.Δ*	104,000	1,094,080
Power Intergrations, Inc.Δ	22,200	828,060
QLIK Technologies, Inc.*	20,200	446,824
RealPage, Inc.Δ*	31,000	717,960
Saba Software, Inc.Δ*	45,400	421,312
SAIC, Inc.Δ	58,900	713,868
Sanmina-SCI Corporation*	54,000	442,260
ScanSource, Inc.*	34,800	1,066,272
Semtech CorporationΔ*	69,067	1,679,709
Silicon Laboratories, Inc.Δ*	31,700	1,201,430
Solera Holdings, Inc.Δ	39,100	1,633,989
Splunk, Inc.Δ*	10,500	295,050
SS&C Technologies Holdings, Inc.*	107,300	2,682,500
Stratasys, Inc.Δ*	8,000	396,400
Tangoe, Inc.Δ*	24,709	526,549
Tech Data Corporation*	23,000	1,107,910
Ultimate Software Group, Inc.Δ*	25,100	2,236,912
Ultratech, Inc.*	17,356	546,714
Unisys CorporationΔ*	96,000	1,876,800
United Online, Inc.Δ	293,500	1,238,570
Universal Display CorporationΔ*	10,225	367,486
Veeco Instruments, Inc.Δ*	14,300	491,348
Vocera Communications, Inc.*	29,000	776,910
Volterra Semiconductor Corporation*	29,700	696,465

		51,438,106

Utilities — 3.8%
Alliant Energy Corporation	42,000	1,913,941
American Water Works Co., Inc.	52,600	1,803,128
Cbeyond, Inc.Δ*	96,500	653,305
General Communication, Inc. Class AΔ*	52,400	435,444
j2 Global, Inc.Δ	39,600	1,046,232
Lumos Networks CorporationΔ	30,350	286,808
Neutral Tandem, Inc.Δ*	92,300	1,216,514
NTELOS Holdings CorporationΔ	23,650	445,802
NV Energy, Inc.	98,200	1,726,356
OGE Energy CorporationΔ	30,100	1,558,879
Pinnacle West Capital Corporation	45,400	2,348,996
PNM Resources, Inc.Δ	76,500	1,494,810
Portland General Electric Co.Δ	51,600	1,375,656

		16,305,871

Total Common Stocks
(Cost $307,068,813)		343,257,587

	Shares	Value
FOREIGN COMMON STOCKS — 7.6%
Bermuda — 3.0%
Assured Guaranty, Ltd.	51,300	$723,330
Endurance Specialty Holdings, Ltd.	12,200	467,504
Energy XXI Bermuda, Ltd.Δ	48,100	1,505,049
Everest Re Group, Ltd.	22,500	2,328,525
Maiden Holdings, Ltd.Δ	79,000	685,720
Montpelier Re Holdings, Ltd.Δ	173,500	3,693,815
Nabors Industries, Ltd.Δ*	129,400	1,863,360
PartnerRe, Ltd.	8,400	635,628
RenaissanceRe Holdings, Ltd.	16,900	1,284,569

		13,187,500

British Virgin Islands — 0.2%
UTi Worldwide, Inc.Δ	64,500	942,345

Canada — 1.1%
AuRico Gold, Inc.Δ*	134,400	1,076,544
Domtar CorporationΔ	16,000	1,227,360
Franco-Nevada CorporationΔ	9,900	447,480
Gran Tierra Energy, Inc.*	109,200	536,172
New Gold, Inc.Δ*	118,800	1,128,600
Westport Innovations, Inc.Δ*	10,700	393,225

		4,809,381

Cayman Islands — 0.2%
Herbalife, Ltd.Δ	13,300	642,789
Home Loan Servicing Solutions, Ltd.	12,500	167,500

		810,289

China — 0.1%
Lihua International, Inc.Δ*	87,600	480,048

Greece — 0.1%
Aegean Marine Petroleum Network, Inc.Δ	92,500	494,875

Ireland — 0.1%
Amarin Corporation PLC ADRΔ*	36,000	520,560

Israel — 0.7%
Allot Communications, Ltd.*	35,700	994,602
EZchip Semiconductor, Ltd.Δ*	13,184	527,887
Mellanox Technologies, Ltd.Δ*	12,700	899,668
Radware, Ltd.*	6,900	264,201
SodaStream International, Ltd.Δ*	13,600	557,192

		3,243,550

Luxembourg — 0.3%
Altisource Portfolio Solutions SA*	16,600	1,215,618

Netherlands — 0.4%
Chicago Bridge & Iron Co. NV	41,000	1,556,360

Panama — 0.3%
Banco Latinoamericano de Commercio Exterior SA, Class EΔ	60,600	1,298,658

South Africa — 0.1%
Net 1 UEPS Technologies, Inc.Δ*	72,100	603,477

Switzerland — 0.6%
Foster Wheeler AG*	142,000	2,460,860

See Notes to Financial Statements.

	Shares	Value
Taiwan — 0.1%
Silicon Motion Technology Corporation ADRΔ*	24,733	$348,983

United Kingdom — 0.3%
Xyratex, Ltd.	120,200	1,359,462

Total Foreign Common Stocks
(Cost $33,197,878)		33,331,966

RIGHTS/WARRANTS — 0.0%
Asen Warrants A+	25,000	7,250
Asen Warrants B+	25,000	4,500
Asen Warrants C+	25,000	11,750

Total Rights/Warrants
(Cost $0)		23,500

MONEY MARKET FUNDS — 35.3%
GuideStone Money Market Fund (GS4 Class)¥	12,911,520	12,911,520
Northern Institutional Liquid Assets Portfolio§	140,541,498	140,541,498

Total Money Market Funds
(Cost $153,453,018)		153,453,018

	Par
AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Bank
5.50%, 07/15/36	$120,000	162,468
Federal National Mortgage Association
5.25%, 08/01/12	110,000	110,443
2.91%, 10/09/19Ω†Δ	480,000	389,771
6.25%, 05/15/29	110,000	158,865
6.63%, 11/15/30Δ	200,000	304,355
Tennessee Valley Authority
5.25%, 09/15/39	50,000	65,456

Total Agency Obligations
(Cost $1,078,223)		1,191,358

ASSET-BACKED SECURITIES — 0.4%
Ameriquest Mortgage Securities, Inc.
0.59%, 04/25/34†	38,874	32,400
Asset Backed Securities Corporation Home Equity
1.22%, 12/15/33†	28,312	22,134
Avis Budget Rental Car Funding AESOP LLC
2.80%, 05/20/18 144A	25,000	25,781
Bear Stearns Asset-Backed Securities Trust
1.15%, 10/27/32†	10,235	8,789
0.70%, 12/25/33†	152,056	126,692
Education Funding Capital Trust I
2.43%, 12/15/42†	100,000	94,286
1.52%, 06/15/43†	100,000	92,604
2.00%, 06/15/43†	100,000	87,068
EFS Volunteer No 2 LLC
1.59%, 03/25/36 144A†	100,000	99,998
EMC Mortgage Loan Trust
0.90%, 02/25/41 144A†	48,791	40,767
Greenpoint Manufactured Housing
2.99%, 03/18/29†	75,000	60,963
3.64%, 06/19/29†	50,000	39,963
3.74%, 02/20/30†	50,000	39,811

	Par	Value
GSAA Trust
0.52%, 07/25/37†	$200,000	$140,580
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	90,000	98,793
KeyCorporation Student Loan Trust
0.73%, 10/25/32†	56,593	52,170
Lehman XS Trust
0.55%, 11/25/35†	181,425	122,934
0.55%, 12/25/35†	93,033	26,552
MASTR Specialized Loan Trust
0.60%, 05/25/37 144A†	193,426	82,684
Option One Mortgage Loan Trust
1.05%, 11/25/32†	17,132	13,425
Renaissance Home Equity Loan Trust
1.11%, 06/25/33†	20,767	16,280
Securitized Asset-Backed Receivables LLC
0.48%, 02/25/37†	211,290	71,633
SLM Student Loan Trust
0.90%, 09/16/24†	100,000	91,021
1.22%, 03/15/33 144A†	88,298	85,403
SunTrust Student Loan Trust
0.59%, 01/30/23 144A†	100,000	97,638

Total Asset-Backed Securities
(Cost $2,072,290)		1,670,369

CORPORATE BONDS — 2.7%
AES Corporation
7.75%, 10/15/15Δ	30,000	33,825
8.00%, 06/01/20Δ	190,000	218,975
Ally Financial, Inc.
1.75%, 10/30/12	100,000	100,496
American Express Co.
6.80%, 09/01/66†	150,000	155,513
American International Group, Inc.
5.85%, 01/16/18	180,000	199,468
6.40%, 12/15/20	30,000	34,001
Amgen, Inc.
3.88%, 11/15/21	150,000	158,690
Apache Corporation
5.63%, 01/15/17Δ	110,000	130,076
Arch Coal, Inc.
7.00%, 06/15/19 144AΔ	70,000	59,500
AT&T, Inc.
5.50%, 02/01/18	180,000	214,148
3.88%, 08/15/21Δ	30,000	32,741
6.30%, 01/15/38	60,000	74,997
BAC Capital Trust XIV
4.00%, 09/29/49†	10,000	7,160
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	79,339
Bank of America Corporation
5.42%, 03/15/17	60,000	62,190
3.88%, 03/22/17Δ	20,000	20,396
5.75%, 12/01/17	190,000	203,003
5.00%, 05/13/21	50,000	51,677
5.88%, 02/07/42Δ	50,000	54,970
Boeing Capital Corporation
4.70%, 10/27/19	40,000	47,177
Boeing Co.
4.88%, 02/15/20	60,000	72,098

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Calpine Corporation
7.88%, 01/15/23 144AΔ	$80,000	$87,600
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	117,615
CCO Holdings LLC
7.00%, 01/15/19Δ	70,000	75,950
6.50%, 04/30/21Δ	10,000	10,700
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	60,000	82,210
Citigroup, Inc.
6.00%, 12/13/13	110,000	115,645
6.38%, 08/12/14	20,000	21,419
5.00%, 09/15/14	170,000	174,351
5.50%, 10/15/14Δ	50,000	52,967
3.95%, 06/15/16	70,000	71,791
6.00%, 08/15/17	30,000	32,898
5.38%, 08/09/20	50,000	54,119
6.88%, 03/05/38	60,000	73,635
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	30,000	43,752
Comcast Corporation
6.50%, 01/15/17Δ	120,000	143,000
5.15%, 03/01/20	20,000	23,255
5.65%, 06/15/35Δ	10,000	11,231
Community Health Systems, Inc.
8.88%, 07/15/15	15,000	15,413
Concho Resources Inc.
6.50%, 01/15/22	33,000	34,485
ConocoPhillips Holding Co.
6.95%, 04/15/29	60,000	82,537
CONSOL Energy, Inc.
6.38%, 03/01/21Δ	50,000	47,250
Countrywide Financial Corporation
6.25%, 05/15/16Δ	50,000	52,084
CVS Caremark Corporation
6.60%, 03/15/19	130,000	162,344
CVS Pass-Through Trust
6.94%, 01/10/30	63,037	74,852
Devon Energy Corporation
5.60%, 07/15/41	90,000	104,821
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	121,234
Duke Energy Carolinas LLC
5.63%, 11/30/12	130,000	132,640
5.30%, 02/15/40	50,000	61,944
Ecolab, Inc.
4.35%, 12/08/21Δ	20,000	22,211
Energy Future Intermediate
Holding Co., LLC
10.00%, 12/01/20	270,000	294,975
Enterprise Products
Operating LLC
6.30%, 09/15/17	170,000	203,144
6.13%, 10/15/39	10,000	11,368
5.70%, 02/15/42	70,000	77,735
Express Scripts Holding Co.
3.50%, 11/15/16 144A	150,000	158,090

	Par	Value
Farmer Mac Guaranteed Notes Trust
5.13%, 04/19/17 144A	$250,000	$294,404
FirstEnergy Corporation
7.38%, 11/15/31	130,000	163,645
Ford Motor Credit Co., LLC
12.00%, 05/15/15	140,000	175,000
Freeport-McMoRan Copper & Gold, Inc.
3.55%, 03/01/22	145,000	142,951
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	40,000	44,600
General Electric Capital Corporation
6.00%, 08/07/19	260,000	304,668
4.63%, 01/07/21	30,000	33,056
5.30%, 02/11/21Δ	110,000	123,678
6.38%, 11/15/67†	130,000	135,688
Goldman Sachs Capital II
4.00%, 06/01/43†	10,000	6,783
Goldman Sachs Group, Inc.
3.63%, 08/01/12Δ	20,000	20,037
5.45%, 11/01/12	20,000	20,292
5.25%, 10/15/13Δ	20,000	20,805
3.30%, 05/03/15Δ	100,000	100,053
5.95%, 01/18/18	100,000	107,155
5.38%, 03/15/20	60,000	61,862
6.00%, 06/15/20	40,000	42,770
5.25%, 07/27/21	10,000	10,176
6.25%, 02/01/41	130,000	136,018
Hess Corporation
8.13%, 02/15/19	90,000	116,001
HSBC Finance Corporation
6.68%, 01/15/21	240,000	260,277
Humana, Inc.
7.20%, 06/15/18Δ	60,000	72,191
International Lease Finance Corporation
6.50%, 09/01/14 144AΔ	30,000	31,800
6.75%, 09/01/16 144AΔ	150,000	162,000
John Deere Capital Corporation
2.25%, 04/17/19Δ	150,000	153,556
JPMorgan Chase & Co.
6.13%, 06/27/17Δ	200,000	222,863
4.40%, 07/22/20	60,000	63,391
4.25%, 10/15/20	100,000	105,235
4.35%, 08/15/21	10,000	10,574
4.50%, 01/24/22Δ	100,000	107,932
Kerr-McGee Corporation
6.95%, 07/01/24	120,000	148,844
Kinder Morgan Energy
Partners LP
6.00%, 02/01/17	70,000	80,928
Kraft Foods Group, Inc.
3.50%, 06/06/22 144A	60,000	61,698
Kraft Foods, Inc.
5.38%, 02/10/20	120,000	142,229
Lehman Escrow Bonds
0.00%, 03/01/42+	120,000	—
0.00%, 08/19/45+	50,000	—
0.00%, 07/19/47+	160,000	—
0.00%, 11/30/49+	10,000	—

See Notes to Financial Statements.

	Par	Value
MarkWest Energy Partners LP
6.25%, 06/15/22Δ	$10,000	$10,350
Medtronic, Inc.
4.45%, 03/15/20Δ	40,000	45,986
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	224,456
MetLife, Inc.
6.75%, 06/01/16	50,000	58,681
6.40%, 12/15/66Δ	120,000	118,233
Morgan Stanley
4.75%, 03/22/17Δ	10,000	9,988
Noble Energy, Inc.
4.15%, 12/15/21	90,000	94,820
Occidental Petroleum Corporation
3.13%, 02/15/22	50,000	52,232
2.70%, 02/15/23	30,000	30,257
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	36,026
6.05%, 03/01/34	90,000	113,790
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	90,000	107,550
PepsiCo, Inc.
7.90%, 11/01/18	13,000	17,391
Pfizer, Inc.
6.20%, 03/15/19	70,000	87,859
Raytheon Co.
3.13%, 10/15/20	30,000	31,543
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	80,000	101,625
Regency Energy Partners LP
6.50%, 07/15/21	42,000	44,310
Roche Holdings, Inc.
6.00%, 03/01/19 144A	50,000	62,280
Safeway, Inc.
3.95%, 08/15/20Δ	30,000	28,997
4.75%, 12/01/21Δ	140,000	139,103
SESI LLC
7.13%, 12/15/21 144A	10,000	10,925
Sprint Capital Corporation
6.90%, 05/01/19Δ	100,000	94,500
State Street Corporation
4.96%, 03/15/18	100,000	107,228
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	60,000	77,748
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21Δ	20,000	21,554
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	134,170
8.25%, 04/01/19Δ	50,000	65,424
4.13%, 02/15/21Δ	10,000	10,633
5.88%, 11/15/40	80,000	89,861
Time Warner, Inc.
4.70%, 01/15/21	30,000	33,489
6.25%, 03/29/41	10,000	11,670
United Parcel Service, Inc.
4.50%, 01/15/13	50,000	51,109
United Technologies
Corporation
3.10%, 06/01/22	20,000	21,002
4.50%, 06/01/42	40,000	44,124

	Par	Value
UnitedHealth Group, Inc.
4.88%, 02/15/13	$100,000	$102,559
Verizon Communications, Inc.
6.10%, 04/15/18	30,000	36,595
8.75%, 11/01/18	10,000	13,763
3.50%, 11/01/21	30,000	32,004
6.00%, 04/01/41	50,000	63,630
Wachovia Capital Trust III
5.57%, 03/29/49†	50,000	47,938
Wachovia Corporation
5.63%, 10/15/16	270,000	304,650
Wal-Mart Stores, Inc.
6.50%, 08/15/37Δ	100,000	141,549
Waste Management, Inc.
7.38%, 05/15/29	20,000	26,566
WellPoint, Inc.
5.88%, 06/15/17	110,000	129,880
Wells Fargo & Co.
3.68%, 06/15/16 STEP	50,000	53,269
2.10%, 05/08/17Δ	100,000	100,339
4.60%, 04/01/21	10,000	11,177
Williams Cos., Inc.
7.88%, 09/01/21	24,000	30,362
7.50%, 01/15/31	15,000	18,315
7.75%, 06/15/31	24,000	29,873
8.75%, 03/15/32	5,000	6,803
Williams Partners LP
5.25%, 03/15/20Δ	20,000	22,507
WPX Energy, Inc.
6.00%, 01/15/22 144AΔ	20,000	20,000
Wyeth
5.95%, 04/01/37	10,000	13,173

Total Corporate Bonds
(Cost $10,988,807)		11,936,731

FOREIGN BONDS — 1.1%
Australia — 0.1%
BHP Billiton Finance (USA), Ltd.
6.50%, 04/01/19	110,000	140,221
3.25%, 11/21/21	10,000	10,457
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	60,000	62,844
5.00%, 10/15/19 144AΔ	20,000	22,006
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	180,000	246,444

		481,972

Canada — 0.2%
Anadarko Finance Co.
7.50%, 05/01/31Δ	60,000	75,744
Barrick Gold Corporation
6.95%, 04/01/19	100,000	124,589
Hydro Quebec
1.38%, 06/19/17Δ	240,000	240,103
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	20,000	23,116
Province of Ontario
4.40%, 04/14/20Δ	280,000	326,055
2.45%, 06/29/22Δ	140,000	138,490

		928,097

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Cayman Islands — 0.2%
Petrobras International Finance Co.
3.88%, 01/27/16	$50,000	$51,872
6.13%, 10/06/16	40,000	44,935
5.75%, 01/20/20	32,000	35,164
5.38%, 01/27/21	150,000	162,416
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†Δ	60,000	61,783
Vale Overseas, Ltd.
4.38%, 01/11/22	195,000	199,548
6.88%, 11/21/36Δ	60,000	69,897

		625,615

Chile — 0.0%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 144A	40,000	41,091

France — 0.0%
Credit Agricole SA
8.38%, 10/29/49 144A†	120,000	99,900

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#	130,000	1
Kaupthing Bank HF
7.63%, 02/28/15 144A#@	310,000	80,600

		80,601

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	99,000

Japan — 0.0%
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	100,000	105,101

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	30,000	30,928

Mexico — 0.1%
America Movil SAB de CV
5.63%, 11/15/17	30,000	35,421
Mexican Bonos
8.00%, 06/11/20(M)	2,670,000	237,372
6.50%, 06/09/22(M)	2,660,000	216,452
Mexico Government International Bond
6.75%, 09/27/34	40,000	54,800
6.05%, 01/11/40	10,000	12,950

		556,995

Netherlands — 0.2%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	370,000	386,175
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17	220,000	226,659
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	84,175

	Par	Value
Shell International Finance BV
4.38%, 03/25/20	$90,000	$104,977

		801,986

Spain — 0.1%
BBVA US Senior SA Unipersonal
3.25%, 05/16/14	100,000	96,247
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	100,000	93,067
Telefonica Emisiones SA Unipersonal
5.88%, 07/15/19Δ	30,000	26,870

		216,184

United Kingdom — 0.2%
BP Capital Markets PLC
5.25%, 11/07/13	90,000	95,396
3.88%, 03/10/15Δ	30,000	32,169
3.56%, 11/01/21	10,000	10,542
3.25%, 05/06/22	50,000	51,878
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	60,000	61,163
Lloyds TSB Bank PLC
6.38%, 01/21/21	50,000	56,759
Royal Bank of Scotland PLC
4.88%, 03/16/15	100,000	103,540
3.95%, 09/21/15	50,000	50,967
Royal Bank of Scotland Group PLC
7.65%, 08/29/49†	10,000	8,100
WPP Finance UK
8.00%, 09/15/14	100,000	112,835

		583,349

Total Foreign Bonds
(Cost $4,709,713)		4,650,819

MORTGAGE-BACKED SECURITIES — 4.2%
American Home Mortgage Investment Trust
0.95%, 04/25/44†	32,864	25,519
0.54%, 11/25/45†	174,434	109,995
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.73%, 07/10/43	10,000	10,396
5.42%, 09/10/45†	17,000	18,359
5.63%, 07/10/46	90,000	101,453
Bear Stearns Adjustable Rate Mortgage Trust
2.83%, 02/25/35†	64,294	40,782
2.81%, 08/25/35†	180,446	121,386
Bear Stearns Mortgage Funding Trust
0.46%, 12/25/46†	179,741	32,713
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	174,343	185,344
Countrywide Alternative Loan Trust
0.49%, 07/25/35†	169,414	94,956
0.51%, 07/25/35†	224,238	131,337
Credit Suisse First Boston Mortgage Securities Corporation
6.00%, 10/25/35	101,956	58,039

See Notes to Financial Statements.

	Par	Value
Federal Home Loan Mortgage Corporation
4.00%, 10/01/25	$600,000	$634,445
2.50%, 07/01/27 TBA	600,000	616,688
3.00%, 07/01/27 TBA	500,000	522,734
3.10%, 05/01/37†	9,511	10,186
5.50%, 12/01/38	236,130	256,940
5.50%, 07/01/39 TBA	100,000	108,672
6.00%, 11/01/39	397,465	437,335
3.50%, 07/01/41 TBA	400,000	419,625
4.00%, 07/01/41 TBA	100,000	106,109
4.50%, 06/01/42	100,000	110,157
Federal Home Loan Mortgage Corporation REMIC
6.00%, 05/15/36	143,920	168,523
20.08%, 04/15/39 IOΩ†	100,000	21,323
10.22%, 01/15/40 IOΩ†	108,065	15,489
Federal National Mortgage Association
2.50%, 07/01/27 TBA	200,000	206,063
3.00%, 07/16/27 TBA	400,000	419,062
4.50%, 05/01/31	82,856	89,834
5.00%, 07/01/33	34,592	37,642
5.00%, 09/01/33	38,060	41,415
2.44%, 09/01/35†	63,013	67,065
5.00%, 10/01/35	71,932	78,274
7.00%, 04/01/37	92,623	105,373
6.50%, 07/01/37 TBA	100,000	112,531
6.50%, 11/01/37	96,724	109,900
5.50%, 08/01/38	79,095	87,301
7.00%, 02/01/39	441,358	508,437
4.00%, 07/13/39 TBA	100,000	106,422
4.50%, 07/13/40 TBA	300,000	321,797
4.00%, 09/01/41	589,403	628,479
4.00%, 11/01/41	183,901	196,093
4.00%, 06/01/42	500,000	539,868
3.00%, 07/01/42 TBA	500,000	512,734
6.50%, 07/25/42	290,000	338,019
Federal National Mortgage Association Interest Strip
3.00%, 04/25/27 IO	200,000	21,436
4.50%, 11/25/39 IO	100,000	12,065
3.50%, 11/25/41 IO	100,000	16,608
4.00%, 04/25/42 IO	200,000	31,340
Federal National Mortgage Association REMIC
5.10%, 03/25/39 IOΩ†	99,739	23,516
6.50%, 06/25/39	100,000	112,313
11.96%, 12/25/39 IOΩ†	37,990	4,622
10.11%, 10/25/40 IOΩ†	64,646	9,442
4.74%, 12/25/40 IOΩ†	140,346	22,246
8.25%, 01/25/41 IOΩ†	74,373	12,207
5.50%, 07/25/41	105,641	125,614
9.21%, 07/25/41 IOΩ†	75,597	11,788
5.70%, 09/25/41 IO†	189,195	29,447
6.30%, 10/25/41 IO†	260,888	49,208
6.40%, 03/25/42 IOΩ†	100,000	24,180
6.50%, 03/25/42	300,000	355,112
5.50%, 04/25/42	400,000	452,331
6.00%, 05/25/42	200,000	226,738
7.00%, 05/25/42	200,000	238,169
8.53%, 06/25/42 IOΩ†	295,533	54,100

	Par	Value
FHLMC Multifamily Structured Pass Through Certificates
5.36%, 08/25/18 IOΩ†	$259,735	$26,019
5.13%, 01/25/20 IOΩ†	215,524	13,226
5.13%, 04/25/20 IOΩ†	724,560	50,227
5.27%, 06/25/20 IOΩ†	669,710	64,748
5.45%, 08/25/20 IOΩ†	206,747	17,538
5.07%, 04/25/21 IOΩ†	526,060	44,464
5.11%, 07/25/21 IOΩ†	209,264	23,806
5.11%, 10/25/21 IOΩ†	184,513	20,264
5.18%, 12/25/21 IOΩ†	109,845	10,999
5.27%, 06/25/46 IOΩ†	275,505	23,370
First Horizon Alternative Mortgage Securities
2.56%, 02/25/36†	147,428	103,306
0.62%, 02/25/37†	67,841	34,250
General Electric Capital Commercial Mortgage Corporation
5.48%, 03/10/44†	100,000	111,444
5.54%, 12/10/49	40,000	43,736
Government National Mortgage Association
7.93%, 12/16/36 IOΩ†	83,328	12,211
8.81%, 05/20/37 IOΩ†	88,172	13,264
6.00%, 07/01/37 TBA	200,000	224,531
6.50%, 10/20/37	69,646	79,726
5.50%, 07/01/38 TBA	100,000	110,984
6.00%, 07/20/38	94,798	106,321
6.00%, 09/20/38	647,592	726,312
5.26%, 11/20/38 IOΩ†	123,781	18,242
5.00%, 07/01/39 TBA	300,000	331,313
5.00%, 10/20/39	128,333	142,149
5.00%, 01/15/40	396,263	438,820
4.50%, 01/20/40	77,613	85,510
12.12%, 01/20/40 IOΩ†	84,062	12,943
9.72%, 03/20/40 IOΩ†	77,277	12,332
10.01%, 03/20/40 IOΩ†	228,913	36,223
4.50%, 05/20/40	80,820	89,301
4.50%, 07/20/40	79,487	87,828
5.00%, 08/20/40	149,792	165,964
9.75%, 09/20/40 IOΩ†	72,466	11,393
9.80%, 09/20/40 IOΩ†	72,846	11,352
6.00%, 10/20/40	71,175	80,227
4.50%, 01/20/41	83,675	92,412
9.79%, 01/20/41 IOΩ†	76,385	11,664
4.50%, 03/20/41	491,158	541,014
4.00%, 07/01/41 TBA	200,000	218,156
4.50%, 07/01/41 TBA	300,000	329,766
3.50%, 07/01/42 TBA	400,000	427,578
1.39%, 11/20/59†	289,221	296,600
1.24%, 05/20/60†	161,670	164,719
0.74%, 01/20/61†	225,900	225,443
0.69%, 02/20/61†	230,406	229,298
0.74%, 03/20/61†	96,215	96,012
Granite Mortgages PLC
0.97%, 07/20/43†	25,817	25,122
Greenpoint Mortgage Funding Trust
0.51%, 10/25/45†	46,805	29,221
GS Mortgage Securities Corporation II
3.55%, 04/01/34 144A	26,000	26,877
GSMPS Mortgage Loan Trust
0.60%, 03/25/35 144A†	29,289	24,222
0.60%, 09/25/35 144A†	88,591	69,435

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Harborview Mortgage Loan Trust
0.48%, 06/19/35†	$217,565	$140,873
Homestar Mortgage Acceptance Corporation
0.70%, 07/25/34†	86,003	80,696
Impac CMB Trust
1.05%, 03/25/33†	15,099	12,440
JPMorgan Chase Commercial Mortgage Securities Corporation
5.44%, 05/15/45	16,000	17,175
LB-UBS Commercial Mortgage Trust
5.86%, 07/15/40†	40,000	45,683
MASTR Adjustable Rate Mortgages Trust
0.95%, 12/25/46†	242,430	92,002
Merrill Lynch Mortgage Investors, Inc.
4.96%, 05/25/34†	18,081	18,068
Morgan Stanley Capital I
5.69%, 04/15/49†	200,000	220,122
RBSSP Resecuritization Trust
3.34%, 12/26/35 144A†	30,742	30,769
Residential Accredit Loans, Inc.
3.24%, 12/26/34†	229,321	157,727
Structured Adjustable Rate Mortgage Loan Trust
2.79%, 11/25/34†	65,287	55,415
Structured Asset Securities Corporation
0.55%, 10/25/27†	21,010	19,478
Washington Mutual Mortgage Pass-Through Certificates
2.45%, 02/25/33†	28,366	27,226
2.44%, 10/25/33†	83,285	83,103
2.45%, 01/25/35†	94,097	91,199
2.25%, 11/25/36†	175,130	124,273
0.57%, 08/25/45†	115,912	94,642
Wells Fargo Mortgage Loan Trust
2.77%, 08/27/35 144A†	82,639	79,614
Wells Fargo Mortgage-Backed Securities Trust
2.66%, 04/25/36†	59,665	45,411

Total Mortgage-Backed Securities
(Cost $19,111,935)		18,325,094

MUNICIPAL BONDS — 0.1%
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	10,000	11,516
Cook County, General Obligation, Series D
6.23%, 11/15/34	10,000	11,026
Los Angeles Department of Water & Power, Revenue Bond
6.57%, 07/01/45	30,000	43,245
Municipal Electric Authority of Georgia, Revenue Bond, Series B
6.64%, 04/01/57	30,000	34,836
6.66%, 04/01/57	10,000	11,472
Northstar Education Finance, Inc. Revenue Bond
0.45%, 01/29/46†	75,000	61,935

	Par	Value
Santa Clara Valley Transportation Authority, Revenue Bond
5.88%, 04/01/32	$40,000	$49,173
State of California, General Obligation
7.30%, 10/01/39	20,000	24,849
State of Illinois, General Obligation
5.88%, 03/01/19	10,000	11,099
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	50,000	51,338

Total Municipal Bonds
(Cost $278,329)		310,489

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Option — 0.0%
September 2012 10-Year U.S. Treasury Note Futures, Strike Price $147.00, Expires
08/24/12 (MLCS)	6	17,437

Put Option — 0.0%
December 2012 90-Day Eurodollar Futures, Strike Price $98.75, Expires
12/15/12 (MLCS)	20	2,000

Total Purchased Options
(Cost $34,315)		19,437

	Par
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bonds
4.38%, 05/15/41	$40,000	53,432
3.13%, 11/15/41	1,200,000	1,290,187
3.13%, 02/15/42	165,000	177,246
3.00%, 05/15/42	100,000	104,750

		1,625,615

U.S. Treasury Inflationary Index Bond
0.75%, 02/15/42	480,000	514,433

U.S. Treasury Notes
2.75%, 10/31/13	150,000	154,904
1.88%, 02/28/14	50,000	51,291
0.38%, 06/15/15	200,000	199,859
0.63%, 05/31/17	350,000	348,442
1.50%, 03/31/19	270,000	277,636
1.25%, 04/30/19	40,000	40,450
1.13%, 05/31/19	20,000	20,034
2.00%, 02/15/22	370,000	382,516
1.75%, 05/15/22	180,000	181,491

		1,656,623

Total U.S. Treasury Obligations
(Cost $3,650,456)		3,796,671

TOTAL INVESTMENTS — 131.5%
(Cost $535,643,777)		571,967,039

See Notes to Financial Statements.

	Number of Contracts	Value
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
September 2012 10-Year U.S. Treasury Note Futures, Strike Price $151.00, Expires 08/24/12 (MLCS)	(6)	$(7,312)
September 2012 10-Year U.S. Treasury Note Futures, Strike Price $154.00, Expires 08/24/12 (MLCS)	(6)	(3,469)

		(10,781)

Put Options — 0.0%
December 2012 90-Day Eurodollar Futures, Strike Price $98.25, Expires 12/15/12 (MLCS)	(20)	(750)
September 2012 10-Year U.S. Treasury Note Futures, Strike Price $138.00, Expires 08/24/12 (MLCS)	(6)	(1,031)

		(1,781)

Total Written Options
(Premiums received $(28,219))		(12,562)

Liabilities in Excess of Other Assets — (31.5)%		(137,164,361)

NET ASSETS — 100.0%		$434,790,116

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	35.3
Financial Services	17.6
Producer Durables	13.8
Technology	11.8
Consumer Discretionary	11.2
Healthcare	8.5
Foreign Common Stocks	7.6
Futures Contracts	4.6
Energy	4.4
Materials & Processing	4.2
Mortgage-Backed Securities	4.2
Utilities	3.8
Consumer Staples	3.6
Corporate Bonds	2.7
Foreign Bonds	1.1
U.S. Treasury Obligations	0.9
Asset-Backed Securities	0.4
Agency Obligations	0.3
Municipal Bonds	0.1
Purchased Options	—	**
Rights/Warrants	—	**
Written Options	—	**
Forward Foreign Currency Contracts	(0.3)

	135.8

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$1,191,358	$—	$1,191,358	$—
Asset-Backed Securities	1,670,369	—	1,396,411	273,958
Common Stocks	343,257,587	341,522,291	—	1,735,296
Corporate Bonds	11,936,731	—	11,936,731	—
Foreign Common Stocks	33,331,966	33,331,966	—	—
Foreign Bonds	4,650,819	—	4,650,818	1
Money Market Funds	153,453,018	153,453,018	—	—
Mortgage-Backed Securities	18,325,094	—	18,057,603	267,491
Municipal Bonds	310,489	—	310,489	—
Purchased Options	19,437	19,437	—	—
Rights/Warrants	23,500	—	—	23,500
U.S. Treasury Obligations	3,796,671	—	3,796,671	—

Total Assets — Investments in Securities	$571,967,039	$528,326,712	$41,340,081	$2,300,246

Other Financial Instruments***
Forward Foreign Currency Contracts	$36,590	$—	$36,590	$—
Futures Contracts	2,297,333	2,297,333	—	—

Total Assets — Other Financial Instruments	$2,333,923	$2,297,333	$36,590	$—

Liabilities:
Investments in Securities:
Written Options	$(12,562)	$(12,562)	$—	$—

Total Liabilities — Investments in Securities	$(12,562)	$(12,562)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending June 30, 2012.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 94.4%
Argentina — 0.0%
Banco Macro SA ADRΔ*	11,078	$143,571

Australia — 3.6%
AGL Energy, Ltd.	19,011	288,905
Alumina, Ltd.	34,920	28,641
Amcor, Ltd.	606,382	4,426,648
AMP, Ltd.	833,453	3,316,574
Ansell, Ltd.	11,934	162,211
Asciano, Ltd.	11,884	53,378
ASX, Ltd.	2,537	77,876
Australia & New Zealand Banking Group, Ltd.	50,263	1,144,996
Bendigo and Adelaide Bank, Ltd.	57,171	436,900
BHP Billiton, Ltd.	56,705	1,847,014
Billabong International, Ltd.	110,815	123,610
BlueScope Steel, Ltd.*	1,982,017	616,222
Boart Longyear, Ltd.	139,834	409,323
Brambles, Ltd.	238,276	1,511,219
Caltex Australia, Ltd.	34,969	488,407
CFS Retail Property Trust REIT	37,629	75,104
Coca-Cola Amatil, Ltd.	6,420	88,226
Cochlear, Ltd.Δ	23,994	1,629,503
Commonwealth Bank of Australia	23,783	1,302,469
Computershare, Ltd.	6,176	47,207
CSL, Ltd.	6,238	253,024
David Jones, Ltd.	7,628	20,397
Dexus Property Group REIT	84,924	81,264
Downer EDI, Ltd.*	554,105	1,792,452
Fairfax Media, Ltd.	89,241	51,191
Flight Centre, Ltd.	13,988	273,421
Fortescue Metals Group, Ltd.Δ	538,076	2,749,372
Goodman Group REIT	19,815	75,028
GPT Group+*	63,198	—
GPT Group REIT	26,294	88,941
GrainCorp, Ltd.	25,447	249,133
Harvey Norman Holdings, Ltd.	66,748	134,213
Iluka Resources, Ltd.	13,679	161,444
Incitec Pivot, Ltd.	137,785	407,063
Leighton Holdings, Ltd.	19,271	324,590
Lend Lease Group	7,753	57,660
Macquarie Group, Ltd.	21,266	574,265
Mirvac Group REIT	47,808	62,819
Monadelphous Group, Ltd.	5,824	131,647
Mount Gibson Iron, Ltd.	1,099,870	982,764
Myer Holdings, Ltd.	84,500	140,572
National Australia Bank, Ltd.	119,079	2,900,479
Newcrest Mining, Ltd.	13,780	320,676
Nufarm, Ltd.	73,846	385,686
OZ Minerals, Ltd.	4,583	37,391
Pacific Brands, Ltd.	630,117	325,070
Primary Health Care, Ltd.	145,706	443,448
Qantas Airways, Ltd.*	401,270	445,788
QBE Insurance Group, Ltd.	244,626	3,380,913
QR National, Ltd.	4,409	15,444
Ramsay Health Care, Ltd.	8,205	190,645
Rio Tinto, Ltd.	1,222	71,740
Santos, Ltd.	23,966	263,950
Sims Metal Management, Ltd.	62,804	617,730
Sonic Healthcare, Ltd.	34,559	452,000
SP AusNet	157,887	165,467

	Shares	Value
Spark Infrastructure Group 144A	165,168	$258,960
Stockland REIT	46,149	146,472
Suncorp Group, Ltd.	50,481	421,823
Telstra Corporation, Ltd.	731,564	2,771,837
Toll Holdings, Ltd.	320,167	1,316,416
Wesfarmers, Ltd.	17,338	533,692
Westfield Group REIT	40,245	394,054
Westfield Retail Trust REIT	59,197	173,636
Westpac Banking Corporation	38,069	831,284
Woodside Petroleum, Ltd.	52,222	1,673,509

		45,223,803

Austria — 0.0%
Wiener Versicherung Gruppe	14,958	604,663

Belgium — 0.1%
Ageas*	106,120	134
Belgacom SA	1,422	40,438
Groupe Bruxelles Lambert SA	457	31,021
Nyrstar	14,734	84,092
UCB SA	14,378	726,312
Umicore SA	17,989	831,725

		1,713,722

Bermuda — 0.3%
Catlin Group, Ltd.	731	4,878
Kosmos Energy, Ltd.Δ*	28,468	314,571
Seadrill, Ltd.Δ	82,228	2,927,231
Signet Jewelers, Ltd.	19,891	877,753

		4,124,433

Brazil — 3.2%
AES Tiete SA	6,500	92,557
All America Latina Logistica SA	174,700	737,593
Amil Participacoes SA	105,190	1,031,737
Banco Bradesco SA ADRΔ	8,800	130,856
Banco do Brasil SA	39,500	382,512
Banco do Brasil SA ADRΔ	85,840	842,090
Banco Santander Brasil SA	170,783	1,307,763
Banco Santander Brasil SA ADR	246,661	1,911,623
BM&FBovespa SA	400,000	2,017,426
BR Malls Participacoes SA	92,800	1,051,133
Brookfield Incorporacoes SA	560,200	937,153
CCR SA	6,500	52,718
Cido SA	39,900	1,167,102
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	13,300	531,867
Companhia de Saneamento Basico do Estado de Sao Paulo	44,300	1,678,481
Companhia Energetica de Minas Gerais ADRΔ	33,700	620,754
Companhia Hering	11,700	222,233
Cosan SA Industria e Comercio	49,700	760,409
Diagnosticos da America SA	52,500	343,204
Duratex SA	3,000	15,997
EDP — Energias do Brasil SA	1,900	12,288
Embraer SA ADR	68,900	1,827,917
Hypermarcas SA*	104,900	617,858
Itau Unibanco Holding SA ADRΔ	229,294	3,191,772

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
JBS SA*	68,900	$206,854
Lojas Americanas SA	31,300	205,238
Lojas Renner SA	27,268	762,309
Magnesita Refratarios SA	52,339	166,776
Marfrig Alimentos SA*	43,367	205,985
Metalurgica Gerdau SA	60,200	659,398
OGX Petroleo e Gas Participacoes SA*	686,120	1,878,845
PDG Realty SA Empreendimentos e Participacoes ADR	89,500	308,775
Petroleo Brasileiro SA ADRΔ	176,750	3,252,140
Porto Seguro SA	36,100	307,529
Tim Participacoes SA ADRΔ	152,261	4,181,087
Totvs SA	35,611	686,157
Tractebel Energia SA	28,014	513,416
Ultrapar Participacoes SA	54,968	1,250,156
Vale SA ADRΔ	187,400	3,656,174

		39,725,882

Canada — 1.2%
Agrium, Inc.Δ	15,890	1,405,788
Canadian National Railway Co.Δ	51,380	4,335,444
Enbridge, Inc.Δ	39,900	1,593,492
First Quantum Minerals, Ltd.Δ	221,439	3,915,040
Nexen, Inc.	113,701	1,925,356
Potash Corporation of Saskatchewan, Inc.Δ	35,610	1,555,801
Westjet Airlines, Ltd.	22,305	352,507

		15,083,428

Chile — 0.2%
Banco Santander Chile ADR	400	30,996
Cap SA	7,000	257,913
Embotelladora Andina SA ADR Class AΔ	8,434	223,923
Embotelladora Andina SA ADR Class BΔ	14,724	475,585
Empresas COPEC SA	11,100	163,812
Enersis SA ADR	16,700	312,290
Entel Chile SA	31,900	605,192
Sociedad Quimica y Minera de Chile SA ADRΔ	13,800	768,246

		2,837,957

China — 3.3%
Agricultural Bank of China, Ltd.Δ	452,000	183,067
Anhui Conch Cement Co., Ltd. Class H	650,096	1,788,719
Anta Sports Products, Ltd.Δ	164,000	99,989
Baidu, Inc. ADR*	64,100	7,370,218
Bank of China, Ltd. Class H	2,328,000	894,243
Bank of Communications Co., Ltd.	249,000	169,002
China BlueChemical, Ltd.	416,000	237,929
China CITIC Bank Corporation, Ltd.Δ	49,000	25,329
China Coal Energy Co., Ltd.	235,000	195,114
China Communications Construction Co., Ltd. Class H	304,000	269,854
China Construction Bank Corporation Class H	2,044,000	1,412,148
China Life Insurance Co., Ltd. Class H	249,000	655,743

	Shares	Value
China Merchants Bank Co., Ltd.Δ	1,396,190	$2,647,300
China Merchants Bank Co., Ltd. Class HΔ	96,500	182,973
China Minsheng Banking Corporation, Ltd.Δ	353,500	316,548
China National Building Material Co., Ltd.	970,000	1,059,746
China Petroleum & Chemical Corporation Class HΔ	610,000	545,173
China Railway Construction Corporation, Ltd.Δ	655,500	549,573
China Shenhua Energy Co., Ltd. Class H	30,500	107,918
China Shenhua Energy Co., Ltd.	250,651	886,880
China Telecom Corporation, Ltd. Class H	384,000	168,555
China Yurun Food Group, Ltd.Δ	165,000	145,741
Chongqing Rural Commercial Bank	127,000	51,828
CNinsure, Inc. ADRΔ*	14,236	97,374
CNOOC, Ltd.Δ	1,230,900	2,481,641
Ctrip.com International, Ltd. ADRΔ*	38,257	641,187
Dongyue GroupΔ	1,605,000	754,974
ENN Energy Holdings, Ltd.	274,433	968,754
Evergrande Real
Estate Group, Ltd.	169,000	87,524
Industrial & Commercial Bank of China Class H	3,850,750	2,158,686
Jiangsu Express Co., Ltd. Class HΔ	128,000	120,509
Lenovo Group, Ltd.	1,430,000	1,220,264
Li Ning Co, Ltd.Δ	638,842	359,443
Longfor Properties Co., Ltd.	521,458	822,382
Parkson Retail Group, Ltd.Δ	1,261,927	1,127,286
PetroChina Co., Ltd. Class H	46,000	59,536
Tencent Holdings, Ltd.	239,900	7,084,555
Tingyi Cayman Islands Holding Corporation	12,000	30,917
Want Want China Holdings, Ltd.Δ	1,032,283	1,276,563
West China Cement, Ltd.	1,675,528	330,870
Yangzijiang Shipbuilding Holdings, Ltd.	331,800	266,089
Youku, Inc. ADRΔ*	28,040	607,907
Zhejiang Expressway Co., Ltd.	128,000	84,947

		40,544,998

Colombia — 0.1%
BanColombia SA	64,300	972,988
BanColombia SA ADRΔ	8,246	509,933

		1,482,921

Cyprus — 0.1%
Eurasia Drilling Co., Ltd. GDR	15,112	385,356
Global Ports Investment, Ltd. GDR	18,486	252,334
Global Ports Investment, Ltd. GDR 144A	18,105	247,133

		884,823

Denmark — 0.7%
AP Moller — Maersk A/S Class B	82	537,717
Coloplast A/S	295	53,043
Danske Bank A/S*	58,611	814,952

See Notes to Financial Statements.

	Shares	Value
DSV A/S	44,739	$887,085
Novo Nordisk A/S Class B	35,486	5,146,778
Novozymes A/S	36,890	956,609
Vestas Wind Systems A/SΔ*	26,737	148,234

		8,544,418

Egypt — 0.2%
ElSwedy Electric Co.	80,671	318,691
Orascom Construction Industries	54,630	2,280,269

		2,598,960

Estonia — 0.0%
Tallink Group AS*	491,560	382,744

Finland — 0.3%
Kone OYJ	8,457	510,747
Metso OYJ	45,531	1,569,873
Nokia OYJ	140,059	285,720
Outotec OYJ	23,201	1,060,074
Sampo OYJ	12,161	315,516

		3,741,930

France — 6.9%
Arkema SA	11,687	766,298
AtoS	12,728	761,175
AXA SA	30,296	405,019
BNP Paribas SA	58,782	2,266,329
Bouygues SA	17,919	480,833
Cap Gemini SA	28,716	1,056,915
Carrefour SAΔ	203,625	3,760,025
Casino Guichard Perrachon SA	42,681	3,751,607
Christian Dior SA	27,889	3,835,498
Cie de St-Gobain	171,281	6,328,711
Cie Generale des Etablissements Michelin Class B	8,351	546,377
Cie Generale d’Optique Essilor International SA	8,954	831,826
Credit Agricole SA*	29,800	131,491
Danone SA	62,966	3,913,132
Edenred	9,332	264,557
Eramet	1,938	223,985
Etablissements Maurel et Prom	33,321	482,625
Faurecia	27,650	459,911
France Telecom SA	446,344	5,868,721
GDF Suez	119,136	2,841,142
Hermes International	2,547	782,548
Klepierre REIT	623	20,474
Lagardere SCA	15,526	433,389
L’Oreal SA	45,608	5,336,389
Natixis	44,299	119,327
Nexans SA	9,540	370,053
PPR	30,192	4,303,320
Publicis Groupe SA	7,064	323,062
Sanofi	158,162	11,973,022
Schneider Electric SA	71,544	3,976,689
Societe BIC SA	8,271	854,395
Societe Generale SA*	67,847	1,590,988
Total SA	158,546	7,136,001
UBISOFT Entertainment*	122,900	823,928
Unibail-Rodamco SE REIT	1,611	296,763
Valeo SA	25,703	1,061,896

	Shares	Value
Vallourec SAΔ	40,179	$1,641,765
Vinci SA	76,812	3,589,827
Vivendi SAΔ	93,357	1,734,660
Zodiac Aerospace	3,470	352,986

		85,697,659

Germany — 7.4%
Adidas AG	34,282	2,457,268
Aixtron SE NAΔ	63,889	915,615
Allianz SE	22,111	2,224,037
Aurubis AG	20,734	1,001,281
Axel Springer AGΔ	14,402	618,769
BASF SE	70,340	4,891,062
Bayer AGΔ	151,220	10,896,833
Bayerische Motoren Werke AG	34,364	2,486,856
Beiersdorf AGΔ	65,901	4,272,209
Bilfinger Berger SE	14,223	1,159,258
Brenntag AG	425	47,034
Continental AGΔ	29,965	2,497,912
Daimler AG	86,461	3,885,516
Deutsche Bank AG	43,398	1,566,378
Deutsche Lufthansa AGΔ	94,678	1,094,555
Deutsche Post AG	94,688	1,675,363
Deutsche Telekom AG	413,059	4,526,905
E.ON AG	45,275	978,356
Fresenius Medical Care AG & Co. KGaA	22,202	1,568,091
Fresenius SE & Co KGaA	1,995	206,558
GEA Group AGΔ	75,079	2,001,074
Hannover Rueckversicherung AGΔ	45,654	2,719,547
HeidelbergCement AGΔ	19,305	926,823
Hugo Boss AG*	8,930	884,719
Johnson & Johnson	1,969	133,053
Kabel Deutschland Holding AGΔ	15,900	990,887
Leoni AG	22,341	852,279
Linde AGΔ	36,865	5,741,392
Merck KGaA	15,358	1,533,753
Metro AG	43,230	1,260,595
MTU Aero Engines Holding AG	51,000	3,753,584
Rheinmetall AG	8,633	424,375
RWE AG	137,493	5,622,729
Salzgitter AG	14,059	578,742
SAP AGΔ	153,350	9,080,704
Siemens AG	12,559	1,055,299
SMA Solar Technology AGΔ	31,541	1,081,831
Suedzucker AGΔ	56,913	2,019,020
TUI AG*	118,191	707,025
Volkswagen AGΔ	8,637	1,305,169

		91,642,456

Greece — 0.1%
Coca Cola Hellenic Bottling Co. SA	50,754	899,210

Guernsey — 0.0%
Resolution, Ltd.	7,614	23,422

Hong Kong — 2.6%
AIA Group, Ltd.	1,088,800	3,760,780
ASM Pacific Technology, Ltd.Δ	58,957	753,610
Belle International Holdings, Ltd.	359,000	615,025
BOC Hong Kong Holdings, Ltd.	169,500	521,798
Cathay Pacific Airways, Ltd.	57,000	92,411

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cheung Kong Holdings, Ltd.	51,000	$629,661
Cheung Kong Infrastructure Holdings, Ltd.	7,000	42,377
China Mengniu Dairy Co., Ltd.	269,000	712,311
China Mobile, Ltd.	510,118	5,599,816
China Overseas Land & Investment, Ltd.Δ	818,372	1,927,283
China Resources Cement Holdings, Ltd.Δ	920,782	540,297
China Resources Gas Group, Ltd.	333,469	577,454
China Resources Land, Ltd.	64,000	132,337
CLP Holdings, Ltd.	45,000	382,448
COSCO Pacific, Ltd.	446,000	611,956
Esprit Holdings, Ltd.	77	100
First Pacific Co., Ltd.	38,000	39,416
Foxconn International Holdings, Ltd.*	16,000	5,845
GOME Electrical Appliances Holdings, Ltd.	5,896,000	788,846
Guangdong Investment, Ltd.	272,000	196,902
Hang Lung Group, Ltd.	15,000	92,748
Hang Seng Bank, Ltd.	12,000	164,976
HKT Trust	954	749
Hong Kong & China Gas Co., Ltd.	101,200	214,979
Hong Kong Exchanges and Clearing, Ltd.Δ	97,600	1,404,344
Hopewell Holdings, Ltd.	32,000	91,609
Hutchison Whampoa, Ltd.	37,000	320,934
Hysan Development Co., Ltd.	86,000	327,815
Jardine Matheson Holdings, Ltd.	61,540	2,997,632
Kerry Properties, Ltd.	66,100	284,440
Kingboard Chemical Holdings, Ltd.	114,400	222,807
Li & Fung, Ltd.Δ	2,052,924	3,974,976
Lifestyle International Holdings, Ltd.	33,000	72,716
Link (The) REIT	39,500	161,905
Minmetals Resources, Ltd.*	492,000	207,848
MTR Corporation, Ltd.	69,500	238,583
New World Department Store China, Ltd.	463,337	250,388
New World Development Co., Ltd.	64,000	75,415
NWS Holdings, Ltd.	21,000	30,714
PCCW, Ltd.	68,000	25,078
Ports Design, Ltd.+Δ	133,000	139,141
Power Assets Holdings, Ltd.	127,500	956,784
Shangri-La Asia, Ltd.	1,000	1,921
Shimao Property Holdings, Ltd.	42,500	65,873
Shougang Fushan Resources Group, Ltd.	1,608,000	419,238
Sino Land Co., Ltd.	82,000	124,514
Sun Hung Kai Properties, Ltd.	2,000	23,778
Swire Pacific, Ltd. Class A	13,000	151,201
Swire Properties, Ltd.	100	301
Television Broadcasts, Ltd.	800	5,577
Wharf Holdings, Ltd.	17,000	94,536
Wing Hang Bank, Ltd.	3,000	29,171
Yue Yuen Industrial
Holdings, Ltd.	411,800	1,294,725

		32,398,089

	Shares	Value
Hungary — 0.1%
MOL Hungarian Oil and Gas PLC	24,620	$1,783,021
OTP Bank PLC	5,200	82,685

		1,865,706

India — 1.9%
ACC, Ltd.	20,600	470,239
Ambuja Cements, Ltd.	294,998	925,673
Andhra Bank	214,848	457,468
Axis Bank, Ltd.	88,770	1,633,151
Bank of India	16,700	104,319
Canara Bank	8,600	64,082
Container Corporation of India	12,622	208,806
Dabur India, Ltd.	335,826	691,970
GAIL India, Ltd.*	4,800	30,488
HCL Technologies, Ltd.	16,600	142,549
Hero MotoCorp, Ltd.	1,900	73,717
Hindustan Unilever, Ltd.	69,900	570,804
Housing Development Finance Corporation	96,100	1,133,226
ICICI Bank, Ltd. ADRΔ	87,190	2,825,828
Infosys, Ltd. ADR	26,326	1,193,495
Infosys, Ltd. ADR Δ	103,109	4,646,092
JSW Steel, Ltd.	16,500	202,325
Kotak Mahindra Bank, Ltd.	150,208	1,606,380
Lupin, Ltd.	139,207	1,345,263
Oil & Natural Gas Corporation, Ltd.*	69,100	354,508
Opto Circuits India, Ltd.*	101,293	281,182
Ranbaxy Laboratories, Ltd.*	39,500	350,397
Reliance Capital, Ltd.*	58,236	377,950
Rural Electrification Corporation, Ltd.*	256,800	887,324
Shriram Transport Finance Co., Ltd.	115,811	1,104,737
SKS Microfinance, Ltd.*	17,272	21,530
Tata Consultancy Services, Ltd.	31,334	723,101
Tata Motors, Ltd. ADRΔ	10,600	232,776
Tata Steel, Ltd.	48,000	383,339
Ultratech Cement, Ltd.	10,700	291,461
Welspun Corporation, Ltd.	67,687	144,889

		23,479,069

Indonesia — 0.8%
Media Nusantara Citra Tbk PT	4,365,000	930,070
PT Bank Danamon Indonesia Tbk	254,897	163,707
PT Bank Negara Indonesia Persero Tbk	596,000	245,058
PT Bank Rakyat Indonesia Tbk	2,103,634	1,440,790
PT Indo Tambangraya Megah Tbk	39,500	152,965
PT Indocement Tunggal Prakarsa Tbk	940,780	1,753,388
PT Indofood Sukses Makmur Tbk	722,000	375,527
PT Ramayana Lestari Sentosa Tbk	2,831,000	285,860
PT Semen Gresik Persero Tbk	537,637	652,498
PT Telekomunikasi Indonesia Tbk	2,833,194	2,475,317
PT Telekomunikasi Indonesia Tbk ADRΔ	18,500	644,355
PT Unilever Indonesia Tbk	166,500	408,346

See Notes to Financial Statements.

	Shares	Value
PT United Tractors Tbk	36,000	$82,831

		9,610,712

Ireland — 0.4%
Experian PLC	132,929	1,875,379
James Hardie Industries SE	134,257	1,106,945
Shire PLC	60,960	1,753,808
WPP PLC	51,727	627,951

		5,364,083

Israel — 0.7%
Check Point Software Technologies, Ltd.Δ*	22,700	1,125,693
Teva Pharmaceutical Industries, Ltd. ADR	184,100	7,260,904

		8,386,597

Italy — 1.7%
Assicurazioni Generali SpA	20,976	284,411
Enel SpA	436,063	1,407,988
Eni SpA	412,138	8,755,953
Fiat Industrial SpA	17,752	174,734
Fiat SpAΔ*	341,067	1,719,595
Finmeccanica SpAΔ*	113,400	458,521
Intesa Sanpaolo SpA	1,515,622	2,157,109
Prysmian SpA	22,562	336,536
Snam SpA	403,300	1,806,837
Telecom Italia SpA	2,427,501	2,398,722
UniCredit SpA*	283,627	1,075,405
Unione di Banche Italiane SCPA	14,202	46,401

		20,622,212

Japan — 13.3%
Acom Co., Ltd.*	20,230	401,368
Aeon Co., Ltd.	39,800	496,030
Aisin Seiki Co., Ltd.	57,100	1,908,732
Ajinomoto Co., Inc.	40,000	556,704
Amada Co., Ltd.	194,000	1,147,864
Anritsu Corporation	16,000	181,346
Aozora Bank, Ltd.	56,600	134,786
Asahi Glass Co., Ltd.	5,200	35,080
Asahi Kasei Corporation	50,200	272,115
Astellas Pharma, Inc.	141,900	6,192,333
Azbil Corporation	21,000	430,407
Bridgestone Corporation	2,200	50,521
Brother Industries, Ltd.	48,900	559,858
Calsonic Kansei Corporation	141,000	767,174
Canon, Inc.	202,950	8,099,841
Casio Computer Co., Ltd.	30,400	199,334
Central Japan Railway Co.	93	732,456
Chiyoda Corporation	69,000	845,411
Chubu Electric Power Co., Inc.	22,500	364,852
COMSYS Holdings Corporation	42,200	496,346
Credit Saison Co., Ltd.	13,600	302,383
Daicel Corporation	31,000	190,699
Daihatsu Motor Co., Ltd.	47,000	822,837
Daiichi Sankyo Co., Ltd.	5,100	85,995
Dainippon Screen Manufacturing Co., Ltd.	78,000	571,585
Dainippon Sumitomo Pharma Co., Ltd.	10,700	109,325
Daito Trust Construction Co., Ltd.	17,400	1,649,383

	Shares	Value
Daiwa House Industry Co., Ltd.	3,000	$42,555
Dena Co., Ltd.Δ	59,700	1,571,396
Denso Corporation	151,000	5,159,824
East Japan Railway Co.	6,000	376,747
Ebara Corporation	79,000	305,917
Exedy Corporation	11,600	253,029
FamilyMart Co., Ltd.	19,100	874,187
FANUC Corporation	11,000	1,808,192
Fuji Heavy Industries, Ltd.	101,900	825,601
Fuji Media Holdings, Inc.	138	237,229
Fujikura, Ltd.	59,000	176,590
Fujitsu, Ltd.Δ	343,000	1,641,500
Fukuoka Financial Group, Inc.	128,000	499,831
Furukawa Electric Co., Ltd.	52,000	122,994
Gree, Inc.Δ	59,400	1,181,613
Hino Motors, Ltd.	60,000	434,271
Hitachi High-Technologies Corporation	6,000	147,744
Hitachi, Ltd.	334,000	2,059,391
Hokuetsu Kishu Paper Co., Ltd.	25,000	134,065
Honda Motor Co., Ltd.	8,500	296,612
Hoya Corporation	124,500	2,742,737
Ibiden Co., Ltd.	32,600	590,526
Idemitsu Kosan Co., Ltd.	3,700	331,896
IHI Corporation	268,000	573,249
Inpex Corporation	761	4,274,158
Isetan Mitsukoshi Holdings, Ltd.	39,400	418,600
Isuzu Motors, Ltd.	122,100	654,014
ITOCHU Corporation	354,700	3,728,131
J Front Retailing Co., Ltd.	78,000	392,071
Japan Petroleum Exploration Co.	5,400	205,600
Japan Real Estate Investment Corporation REIT	7	64,181
Japan Retail Fund Investment Corporation REIT	20	31,725
JGC Corporation	81,000	2,348,299
JTEKT Corporation	43,300	448,312
JX Holdings, Inc.	2,770	14,277
Kao Corporation	155,800	4,296,713
KDDI Corporation	158	1,019,244
Keisei Electric Railway Co., Ltd.	54,000	456,167
Kobe Steel, Ltd.	305,000	366,900
Komatsu, Ltd.Δ	111,900	2,671,203
Konami Corporation	4,500	101,965
Konica Minolta Holdings, Inc.	97,500	768,101
Kuraray Co., Ltd.	64,500	835,886
KYB Co., Ltd.	99,000	445,647
Kyocera Corporation	5,900	510,586
Lawson, Inc.	40,000	2,797,259
Mabuchi Motor Co., Ltd.	40,700	1,622,388
Marubeni Corporation	78,800	525,036
Marui Group Co., Ltd.	38,800	296,754
Miraca Holdings, Inc.	8,700	361,210
Mitsubishi Corporation	109,800	2,219,529
Mitsubishi Electric Corporation	800	6,693
Mitsubishi Estate Co., Ltd.	108,000	1,937,607
Mitsubishi Heavy Industries, Ltd.	108,000	439,038
Mitsubishi Motors Corporation*	25,000	25,210

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	407,100	$1,950,367
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,760	613,952
Mitsui & Co., Ltd.	85,200	1,266,059
Mitsui Chemicals, Inc.	135,000	338,065
Mitsui Engineering & Shipbuilding Co., Ltd.	144,000	207,534
Mitsui Fudosan Co., Ltd.	18,000	349,251
Mitsui Mining & Smelting Co., Ltd.	137,000	300,550
Mizuho Financial Group, Inc.	234,440	396,026
Mori Seiki Co., Ltd.Δ	100,800	877,417
Namco Bandai Holdings, Inc.	10,300	141,251
NET One Systems Co., Ltd.	112,400	1,500,428
NHK Spring Co., Ltd.	64,000	691,124
Nintendo Co., Ltd.Δ	16,200	1,891,852
Nippon Building Fund, Inc. REIT	8	77,349
Nippon Electric Glass Co., Ltd.	49,100	293,252
Nippon Kayaku Co., Ltd.	43,000	404,736
Nippon Meat Packers, Inc.	11,000	145,602
Nippon Shokubai Co., Ltd.	17,000	205,734
Nippon Telegraph & Telephone Corporation	6,900	321,751
Nippon Yusen KK	33,800	89,396
Nishi-Nippon City Bank, Ltd. (The)	200	486
Nissan Motor Co., Ltd.	454,600	4,316,759
Nisshin Seifun Group, Inc.	19,500	228,291
Nitto Denko Corporation	19,000	814,050
NKSJ Holdings, Inc.	66,250	1,410,319
Nomura Holdings, Inc.	68,200	254,968
Nomura Research Institute, Ltd.Δ	44,000	968,244
NSK, Ltd.	19,000	123,110
NTT DOCOMO, Inc.	306	509,185
OKUMA Corporation	93,000	631,230
Ono Pharmaceutical Co., Ltd.	1,400	87,975
ORIX Corporation	1,590	148,181
Osaka Gas Co., Ltd.	77,000	322,608
Pacific Metals Co., Ltd.	59,000	242,757
Pioneer Corporation*	216,800	767,211
Rakuten, Inc.	354,600	3,666,093
Rengo Co., Ltd.	4,000	24,971
Resona Holdings, Inc.	204,100	840,806
Rohm Co., Ltd.	10,800	416,172
Seiko Epson Corporation	30,800	312,562
Sekisui Chemical Co., Ltd.	74,000	687,516
Sekisui House, Ltd.	8,000	75,536
Seven & I Holdings Co., Ltd.	201,700	6,080,317
Shimadzu Corporation	3,000	25,959
Shimamura Co., Ltd.	12,100	1,398,219
Shin-Etsu Chemical Co., Ltd.	120,000	6,608,160
Shinko Electric Industries Co., Ltd.	31,700	253,177
Shinsei Bank, Ltd.	546,000	664,264
SMC Corporation	12,000	2,080,533
Softbank Corporation	10,700	398,293
Sojitz Corporation	4,700	7,776
Sumitomo Corporation	210,800	2,949,473
Sumitomo Heavy Industries, Ltd.	121,000	544,858

	Shares	Value
Sumitomo Metal Industries, Ltd.	18,000	$29,693
Sumitomo Metal Mining Co., Ltd.	15,000	169,037
Sumitomo Mitsui Financial Group, Inc.	35,600	1,176,044
Sumitomo Mitsui Trust Holdings, Inc.	562,900	1,682,295
Sumitomo Osaka Cement Co., Ltd.	48,000	159,431
Sumitomo Realty & Development Co., Ltd.	10,000	245,964
Suzuki Motor Corporation	20,700	425,031
T&D Holdings, Inc.	3,000	31,959
Taisei Corporation	292,000	782,648
Takeda Pharmaceutical Co., Ltd.	116,400	5,284,777
TDK Corporation	500	20,354
Teijin, Ltd.	15,000	45,662
THK Co., Ltd.	5,000	94,524
Tohoku Electric Power Co., Inc.	2,300	23,110
Tokai Carbon Co., Ltd.	38,000	167,569
Tokio Marine Holdings, Inc.	163,100	4,092,685
Tokuyama Corporation	155,000	382,875
Tokyo Electric Power Co., Inc.*	8,900	17,227
Tokyo Electron, Ltd.	36,600	1,716,354
Tokyo Gas Co., Ltd.	30,000	153,331
Tokyo Steel Manufacturing Co., Ltd.	27,000	159,726
Toshiba Corporation	330,300	1,257,240
Toshiba TEC Corporation	132,000	497,821
Tosoh Corporation	56,000	152,722
Toyo Seikan Kaisha, Ltd.	5,000	60,681
Toyo Suisan Kaisha, Ltd.	32,000	853,345
Toyota Boshoku Corporation	7,500	91,144
Toyota Motor Corporation	105,500	4,258,214
Trend Micro, Inc.	23,600	695,264
Ube Industries, Ltd.	154,000	358,203
UNY Co., Ltd.	77,700	851,073
USS Co., Ltd.	4,040	435,923
West Japan Railway Co.	10,200	419,607
Yamada Denki Co., Ltd.Δ	21,160	1,083,358
Yamaha Corporation	7,900	81,296
Yamato Holdings Co., Ltd.	5,200	83,729
Yokogawa Electric Corporation	292,300	3,021,904

		165,258,540

Jersey — 0.0%
Randgold Resources, Ltd.	1,533	137,636

Luxembourg — 0.5%
APERAM	110,083	1,453,312
ArcelorMittal	44,700	683,889
Millicom International Cellular SA ADR	8,205	774,355
O’key Group SA	8,377	64,922
Oriflame Cosmetics SA ADRΔ	65,186	2,186,101
Ternium SA ADRΔ	32,137	628,921

		5,791,500

Malaysia — 0.6%
AirAsia Bhd	815,065	922,516
Alliance Financial Group Bhd	158,100	208,605
AMMB Holdings Bhd	745,800	1,484,825
Axiata Group Bhd	575,900	996,908
CIMB Group Holdings Bhd	416,496	998,091

See Notes to Financial Statements.

	Shares	Value
Kuala Lumpur Kepong Bhd	49,700	$361,153
Lafarge Malayan Cement Bhd	148,480	342,694
Malayan Banking Bhd	80,700	221,960
Public Bank Bhd	88,500	384,650
RHB Capital Bhd	223,036	522,340
Tenaga Nasional Bhd	297,800	634,646
UMW Holdings Bhd	232,500	672,541

		7,750,929

Mexico — 1.1%
Alfa SAB de CV	47,200	754,368
America Movil SAB de CV	1,715,600	2,242,934
America Movil SAB de CV ADRΔ	187,006	4,873,376
Arca Continental SAB de CV	11,200	64,985
Corporacion Moctezuma SAB de CV	164,707	376,587
Genomma Lab Internacional SAB de CVΔ*	409,214	808,323
Grupo Bimbo SAB de CV	120,100	295,215
Grupo Financiero Banorte SAB de CV	166,279	859,335
Grupo Financiero Inbursa SAB de CV	609,686	1,370,682
Grupo Mexico SAB de CV Series B	228,800	680,069
Grupo Televisa SAB ADR	12,100	259,908
Industrias Penoles SAB de CVΔ	8,500	364,476
Kimberly-Clark de Mexico SAB de CV Class A	170,400	333,782
Megacable Holdings
SAB de CV*	174,095	351,069

		13,635,109

Mongolia — 0.0%
Mongolian Mining
CorporationΔ*	688,180	390,512

Netherlands — 4.4%
Aegon NV	214,602	995,237
ASML Holding NV	11,261	578,322
Corio NV REIT	368	16,202
European Aeronautic Defence and Space Co. NVΔ	59,670	2,117,736
ING Groep NV*	1,381,112	9,259,134
Koninklijke Ahold NV	660,737	8,184,768
Koninklijke DSM NV	16,819	829,170
Koninklijke KPN NVΔ	145,000	1,386,493
QIAGEN NV*	4,199	70,311
Randstad Holding NVΔ	115,844	3,415,888
Reed Elsevier NVΔ	473,709	5,404,303
Royal Dutch Shell PLC Class A	330,323	11,144,914
Royal Dutch Shell PLC Class B	198,782	6,942,190
SBM Offshore NV*	136,699	1,894,414
Unilever NVΔ	74,697	2,495,292

		54,734,374

New Zealand — 0.0%
Telecom Corporation of New Zealand, Ltd.	314,777	608,195

Nigeria — 0.1%
First City Monument Bank PLC*	9,211,834	182,822
Guaranty Trust Bank PLC	6,797,739	628,631
Guaranty Trust Bank PLC GDR	73,563	404,596

	Shares	Value
United Bank for Africa PLC*	10,931,249	$246,985

		1,463,034

Norway — 1.1%
Aker Solutions ASA	5,503	78,084
DNB ASA	209,295	2,081,121
Marine Harvest ASA*	3,864,500	2,750,741
Orkla ASA	274,183	1,989,729
Petroleum Geo-Services ASA	87,060	1,064,054
Statoil ASA	62,416	1,488,530
Telenor ASA	62,891	1,051,430
TGS Nopec Geophysical Co. ASAΔ	86,586	2,337,882
Yara International ASA	9,914	433,854

		13,275,425

Peru — 0.3%
Companhia de Minas Buenaventura SA ADR	4,800	182,304
Credicorp, Ltd.Δ	24,188	3,045,027
Southern Copper CorporationΔ	4,200	132,342

		3,359,673

Philippines — 0.2%
International Container Terminal Services, Inc.	660,920	1,160,158
Megaworld Corporation	14,916,000	781,595
Metropolitan Bank & Trust	347,100	766,090

		2,707,843

Poland — 0.1%
KGHM Polska Miedz SA	5,300	231,953
PGE SA	88,200	516,453
Powszechna Kasa Oszczednosci Bank Polski SA	7,000	72,942
Powszechny Zaklad Ubezpieczen SA	1,000	100,560
Tauron Polska Energia SA	196,500	270,165

		1,192,073

Portugal — 0.1%
Jeronimo Martins SGPS SA	58,249	984,805

Russia — 1.2%
Gazprom OAO ADR	180,900	1,718,550
LSR Group	3,640	62,831
LSR Group GDR	89,320	384,821
Lukoil OAO ADR*	22,800	1,278,624
Magnit OJSC	16,108	1,938,456
NOMOS-BANK GDR*	11,774	141,288
NOMOS-BANK GDR144A*	19,426	218,354
NovaTek OAO GDR	18,813	2,008,812
Novorossiysk Commercial Sea Port GDRΔ	68,934	435,684
Novorossiysk Commercial Sea Port GDR 144A	10,302	65,734
Raspadskaya OAO	194,773	461,612
Rosneft Oil Co. GDR	42,000	264,558
Sberbank of Russia	954,685	2,539,462
Severstal OAO GDRΔ	25,800	301,295
Surgutneftegas OJSC	55,500	462,870
Tatneft ADR	18,900	634,851
X5 Retail Group NV GDR*	64,753	1,481,216

		14,399,018

Singapore — 1.5%
Ascendas Real Estate Investment Trust REIT	30,000	51,178

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
CapitaMall Trust REIT	33,000	$49,985
ComfortDelgro Corporation, Ltd.	199,000	243,690
DBS Group Holdings, Ltd.	54,000	596,467
Global Logistic Properties, Ltd.	34,000	56,602
Golden Agri-Resources, Ltd.	454,300	242,630
Hutchison Port Holdings Trust	95,000	67,907
Jardine Cycle & Carriage, Ltd.	108,000	3,980,461
Keppel Corporation, Ltd.	156,700	1,283,768
Keppel Land, Ltd.	39,000	100,361
Neptune Orient Lines, Ltd.*	150,000	132,375
Oversea-Chinese Banking Corporation, Ltd.	2,000	13,986
SembCorp Industries, Ltd.	514,300	2,105,071
Singapore Exchange, Ltd.	205,000	1,029,888
Singapore Press Holdings, Ltd.	12,000	37,070
Singapore Technologies Engineering, Ltd.	26,000	64,097
Singapore Telecom-munications, Ltd.	1,242,700	3,254,336
StarHub, Ltd.	3,000	8,131
United Overseas Bank, Ltd.	375,417	5,574,768
UOL Group, Ltd.	3,186	12,489

		18,905,260

South Africa — 0.9%
ABSA Group, Ltd.Δ	21,300	369,023
African Bank Investments, Ltd.	143,100	636,920
Aveng, Ltd.	52,200	228,709
Barloworld, Ltd.	40,600	402,507
Bidvest Group, Ltd.	117,272	2,618,656
FirstRand, Ltd.	59,100	191,298
Gold Fields, Ltd. ADR	12,400	158,844
Growthpoint Properties, Ltd.	48,500	136,554
Impala Platinum Holdings, Ltd.	27,100	449,993
Imperial Holdings, Ltd.	45,500	960,418
Liberty Holdings, Ltd.	43,700	464,545
Life Healthcare Group Holdings, Ltd.Δ	39,000	148,736
MTN Group, Ltd.	75,074	1,300,035
Naspers, Ltd.	8,700	464,688
Nedbank Group, Ltd.	300	6,398
Pick’n Pay Stores, Ltd.	113,226	608,955
Redefine Properties, Ltd.*	82,300	86,277
Royal Bafokeng Platinum, Ltd.*	14,696	96,194
Standard Bank Group, Ltd.	66,547	902,109
Woolworths Holdings, Ltd.	122,100	752,133

		10,982,992

South Korea — 3.0%
Celltrion, Inc.Δ	33,856	905,128
Daelim Industrial Co., Ltd.	8,000	639,450
DGB Financial Group, Inc.	2,400	29,347
Dongbu Insurance Co., Ltd.	6,500	239,974
Hana Financial Group, Inc.	8,000	255,745
Hyundai Motor Co.	3,500	718,530
Hyundai Securities Co., Ltd.	25,700	192,994
Industrial Bank of Korea	900	10,142
KCC Corporation	600	147,086
Kia Motors Corporation	11,600	764,552
KIWOOM Securities Co., Ltd.	5,133	275,857
Korea Electric Power Corporation*	137,786	3,104,400
Korea Exchange Bank	31,800	227,860
Korea Life Insurance Co., Ltd.	56,500	318,603

	Shares	Value
Korean Air Lines Co., Ltd.*	2,300	$102,039
KP Chemical Corporation	27,300	321,621
KTB Investment & Securities Co., Ltd.*	6,209	11,542
LG Display Co., Ltd.*	19,100	360,597
LG Electronics, Inc.	14,000	754,356
LG Uplus Corporation	5,700	27,769
MegaStudy Co., Ltd.	3,215	220,297
Mirae Asset Securities Co., Ltd.	2,900	79,512
NHN Corporation	6,434	1,411,196
POSCO ADRΔ	16,131	1,297,578
Samsung Card Co., Ltd.	5,200	145,946
Samsung Electronics Co., Ltd.	14,620	15,482,397
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	1,020	333,514
Samsung Fire & Marine Insurance Co., Ltd.	11,443	2,270,760
Samsung Heavy Industries Co., Ltd.	16,000	529,856
Shinhan Financial Group Co., Ltd.	109,311	3,832,180
Shinsegae Co., Ltd.	1,000	184,289
SK Holdings Co., Ltd.	4,500	528,614
SK Telecom Co., Ltd. ADRΔ	70,200	849,420
Woongjin Coway Co., Ltd.	1,300	40,592
Woori Finance Holdings Co., Ltd.	49,900	550,057
Woori Investment & Securities Co., Ltd.	4,700	46,103

		37,209,903

Spain — 2.9%
Amadeus IT Holding SAΔ	259,346	5,494,574
Banco Bilbao Vizcaya Argentaria SA	202,885	1,448,877
Banco Santander SAΔ	1,510,095	9,989,684
Distribuidora Internacional de Alimentacion SA	113,651	534,359
Ebro Foods SA	104,100	1,792,172
Endesa SA	50,391	884,918
Gas Natural SDG SA	946	12,146
Grifols SA*	2,523	63,918
Iberdrola SA	1,111,075	5,245,644
Inditex SA	44,603	4,610,409
Mediaset Espana Comunicacion SA	2,861	13,904
Red Electrica Corporacion SA	18,800	820,537
Sacyr Vallehermoso SA*	365,058	674,663
Tecnicas Reunidas SA	21,324	891,700
Telefonica SA	305,568	4,022,336

		36,499,841

Sri Lanka — 0.0%
Dialog Axiata PLC	2,452,710	113,188

Sweden — 1.9%
Alfa Laval AB	77,624	1,330,069
Atlas Copco AB Class A	214,189	4,609,514
Boliden AB	22,034	307,459
Electrolux AB	10,514	209,233
Hennes & Mauritz AB Class B	96,631	3,468,468
Investor AB	3,383	64,592
Lundin Petroleum AB*	83,101	1,555,679
NCC AB	20,443	367,866

See Notes to Financial Statements.

	Shares	Value
Nordea Bank AB	125,373	$1,080,457
Sandvik AB	237,897	3,050,962
Scania AB	18,275	313,182
Skandinaviska Enskilda Banken AB	50,367	327,107
Skanska AB	2,880	44,134
SKF AB	41,425	816,569
Svenska Cellulosa AB	49,304	739,730
Svenska Handelsbanken AB	69,290	2,277,964
Swedbank AB	145,414	2,290,847
TeliaSonera AB	37,643	240,491
Trelleborg AB	10,805	99,697

		23,194,020

Switzerland — 6.2%
ABB, Ltd.	381,058	6,221,991
ABB, Ltd. ADRΔ	32,100	523,872
Actelion, Ltd.*	2,037	83,786
Adecco SA	17,151	762,702
Aryzta AG*	776	38,625
Cie Financiere Richemont SAΔ	104,824	5,755,865
Credit Suisse Group AG	74,407	1,361,428
Ferrexpo PLC	62,007	209,965
Geberit AG	7,310	1,442,103
Givaudan SA	1,180	1,158,128
Glencore International PLC	10,000	46,372
Helvetia Holding AGΔ	4,600	1,391,649
Holcim, Ltd.	3,616	200,346
Julius Baer Group, Ltd.*	126,494	4,586,254
Logitech International SA*	88,043	952,925
Nestle SA	163,959	9,784,724
Novartis AG	215,823	12,066,948
OC Oerlikon Corporation AG*	147,181	1,223,044
Roche Holding AG	52,770	9,115,121
STMicroelectronics NV	7,032	38,266
Swatch Group AG (The)	5,396	2,132,723
Swiss Life Holding AG*	3,667	345,625
Swiss Re AG	26,460	1,668,086
Syngenta AGΔ	12,126	4,151,035
Transocean, Ltd.*	4,575	205,160
UBS AG*	27,569	322,617
Wolseley PLC	53,638	1,999,226
Xstrata PLC	134,717	1,693,847
Zurich Financial Services AG	34,265	7,748,139

		77,230,572

Taiwan — 2.1%
Acer, Inc.	69,000	72,009
Asustek Computer, Inc.	54,000	496,350
Catcher Technology Co., Ltd.	208,000	1,403,911
China Petrochemical Development Corporation	787,000	666,256
Chroma ATE, Inc.	131,573	300,356
Eva Airways Corporation	577,000	354,121
Far Eastone
Telecommunications Co., Ltd.	144,000	313,295
Feng Hsin Iron & Steel Co.	66,000	111,124
Foxconn Technology Co., Ltd.	163,000	593,469
Hon Hai Precision Industry Co., Ltd.	87,000	263,049
HTC Corporation	34,000	448,903
Kinsus Interconnect Technology Corporation	4,000	11,039

	Shares	Value
Lite-On Technology Corporation	92,000	$115,880
MediaTek, Inc.	103,719	957,964
MStar Semiconductor, Inc.	96,000	647,556
Nan Ya Printed Circuit Board Corporation	148,000	251,871
President Chain Store Corporation	34,000	181,410
Quanta Computer, Inc.	239,000	641,816
Realtek Semiconductor Corporation	346,000	634,583
Richtek Technology Corporation	54,337	322,408
Siliconware Precision Industries Co. ADRΔ	59,100	306,729
Sinopac Financial Holdings Co., Ltd.	243,000	92,118
Taiwan Cooperative Financial Holding*	52,000	30,933
Taiwan Semiconductor Manufacturing Co., Ltd.	3,287,011	8,998,088
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	408,036	5,696,183
Teco Electric and Machinery Co., Ltd.	1,598,300	1,041,296
Uni-President Enterprises Corporation	861,000	1,388,028
Walsin Lihwa Corporation	379,000	105,916
Wistron Corporation	70,000	86,410

		26,533,071

Thailand — 1.0%
Advanced Info Service PCL	47,000	275,006
Advanced Info Service PCL	216,000	1,254,786
Bangkok Bank PCL NVDR	162,600	989,248
Bangkok Dusit Medical Services PCL	294,700	904,699
Bank of Ayudhya PCL ADR	2,512,548	2,353,856
Big C Supercenter PCL NVDR	16,800	113,706
Central Pattana PCLΔ	755,766	1,106,521
Central Pattana PCL ADR	81,300	120,070
Charoen Pokphand Foods PCL	877,700	1,063,963
Kasikornbank PCL NVDR	90,700	467,682
Krung Thai Bank PCL NVDR	829,900	424,589
Siam Commercial Bank PCL NVDRΔ	530,526	2,456,576
Thai Oil PCL NVDR	180,500	330,253

		11,860,955

Turkey — 0.8%
Akfen Holding AS*	46,621	241,040
Asya Katilim Bankasi AS*	243,800	244,381
BIM Birlesik Magazalar AS	22,407	924,991
Coca-Cola Icecek AS	65,888	1,022,321
TAV Havalimanlari Holding AS	47,600	256,428
Turk Hava Yollari*	282,600	498,296
Türkiye Garanti Bankasi AS	924,346	3,638,694
Türkiye Halk Bankasi AS	179,040	1,404,659
Turkiye Vakiflar Bankasi Tao	100,600	209,755
Yapi ve Kredi Bankasi AS*	506,890	1,042,761

		9,483,326

United Kingdom — 15.2%
Aberdeen Asset
Management PLC	244,200	994,622
AMEC PLC	70,000	1,103,508

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Anglo American PLCΔ	390,275	$12,946,383
ARM Holdings PLC	344,246	2,727,321
AstraZeneca PLC	55,099	2,462,239
Aviva PLC	446,370	1,911,330
Babcock International Group PLC	46,176	618,446
BAE Systems PLC	64,369	291,825
Barclays PLC	951,167	2,430,465
Barratt Developments PLC*	142,093	310,739
Berkeley Group Holdings PLC*	37,888	838,162
BG Group PLC	301,002	6,161,937
BHP Billiton PLC	314,274	8,932,406
BP PLC	1,951,116	13,029,906
British Land Co. PLC REIT	11,811	94,576
Britvic PLC	241,594	1,249,433
BT Group PLC	386,964	1,282,213
Cairn Energy PLC*	7,744	32,246
Capital Shopping Centres Group PLC REIT	3,152	15,923
Centrica PLC	553,555	2,767,745
Cobham PLC	11,978	43,637
Compass Group PLC	899,692	9,444,067
Cookson Group PLC	44,530	412,052
Daily Mail & General
Trust PLC	50,246	333,480
Dairy Crest Group PLC	218,900	1,133,924
Dixons Retail PLC*	549,506	158,000
Drax Group PLC	21,021	184,922
DS Smith PLC	427,100	986,090
easyJet PLC	49,991	416,637
Eurasian Natural Resources Corporation PLC	4,582	29,905
G4S PLC	71,267	311,472
GKN PLC	731,937	2,075,166
GlaxoSmithKline PLC	532,997	12,106,481
Hammerson PLC REIT	6,134	42,602
Hikma Pharmaceuticals PLC	17,326	177,139
HSBC Holdings PLC	1,469,049	12,944,986
Inchcape PLC	20,341	105,587
Inmarsat PLC	215,369	1,662,048
Intercontinental Hotels Group PLC	18,737	451,083
Intermediate Capital Group PLC	146,620	621,403
International Consolidated Airlines Group SA*	116,233	291,628
Invensys PLC	111,900	389,999
Investec PLC	30,806	179,835
ITV PLC	772,579	929,637
J Sainsbury PLC	144,927	684,945
John Wood Group PLC	10,025	108,127
Kazakhmys PLC	61,620	698,637
Kesa Electricals PLC	214,584	166,616
Kingfisher PLC	57,471	259,252
Land Securities Group PLC REIT	10,536	122,069
Legal & General Group PLC	483,970	967,585
Lloyds Banking Group PLC*	473,736	231,424
London Stock Exchange Group PLC	82,400	1,300,822
Meggitt PLC	490,424	2,967,571
Mondi PLC	87,827	752,271
National Grid PLC	271,368	2,875,958
Next PLC	8,314	417,463
Pearson PLC	85,552	1,697,497

	Shares	Value
Pennon Group PLC	9,525	$114,015
Persimmon PLC	119,249	1,141,673
Petrofac, Ltd.	20,262	442,263
Polyus Gold International, Ltd.*	28,367	88,854
Provident Financial PLC	1,710	32,558
Prudential PLC	571,028	6,621,062
Reckitt Benckiser Group PLC	18,477	976,636
Reed Elsevier PLC	17,027	136,474
Rentokil Initial PLC	572,366	659,768
Rexam PLC	214,371	1,414,830
Rio Tinto PLC	107,021	5,086,015
Rolls-Royce Holdings PLC	480,319	6,473,601
Rotork PLC	59,458	1,838,934
Royal Bank of Scotland Group PLC*	349,827	1,184,979
RSA Insurance Group PLC	262,850	446,210
Sage Group PLC (The)	269,404	1,172,518
Segro PLC REIT	12,232	41,674
Severn Trent PLC	6,537	169,458
Smith & Nephew PLC	144,419	1,444,541
Spirax-Sarco Engineering PLC	49,416	1,540,056
SSE PLC	20,478	446,737
Standard Chartered PLC	361,052	7,843,106
Tate & Lyle PLC	111,262	1,129,966
TESCO PLC	1,478,770	7,186,542
Thomas Cook Group PLC	40,467	9,487
TUI Travel PLC	67,031	178,202
Tullow Oil PLC	223,958	5,176,231
Unilever PLC	158,456	5,319,946
Vodafone Group PLC	3,285,914	9,235,877
WM Morrison Supermarkets PLC	472,379	1,971,128

		188,406,783

Total Foreign Common Stocks
(Cost $1,223,640,823)		1,173,736,045

FOREIGN PREFERRED STOCKS — 0.5%
Brazil — 0.1%
Banco do Estado do Rio Grande do Sul	7,900	55,853
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	40,700	512,473
Itau Unibanco Holding SA	15,200	212,429
Usinas Siderurgicas de Minas Gerais SA	70,900	225,920

		1,006,675

Chile — 0.0%
Embotelladora Andina SA Class A	38,000	166,191
Embotelladora Andina SA Class B	22,900	125,304

		291,495

Germany — 0.2%
Porsche Automobil Holding SEΔ	25,162	1,251,654
ProSiebenSat.1 Media AG	36,168	810,788
Volkswagen AG	2,052	325,095

		2,387,537

South Korea — 0.2%
Samsung Electronics Co., Ltd.	3,127	2,064,294

See Notes to Financial Statements.

	Shares	Value
United Kingdom — 0.0%
Rolls-Royce Holdings PLC +*	38,960,088	$61,023

Total Foreign Preferred Stocks
(Cost $5,230,004)		5,811,024

RIGHTS — 0.0%
Billabong International, Ltd.+	94,984	—
Brambles, Ltd.+	11,914	2,073

Total Rights
(Cost $0)		2,073

MONEY MARKET FUNDS — 14.2%
GuideStone Money Market Fund (GS4 Class)¥	80,565,749	80,565,749
Northern Institutional Liquid Assets Portfolio§	96,481,005	96,481,005

Total Money Market Funds
(Cost $177,046,754)		177,046,754

TOTAL INVESTMENTS — 109.1%
(Cost $1,405,917,581)		1,356,595,896

SECURITIES SOLD SHORT — (5.2)%
Australia — (0.4)%
Adelaide Brighton, Ltd.	(34,079)	(111,802)
AMP, Ltd.	(37,948)	(151,007)
APA Group	(40,709)	(208,978)
Bank of Queensland, Ltd.	(14,518)	(99,324)
Bradken, Ltd.	(77,231)	(414,872)
Brambles, Ltd.	(105,847)	(671,314)
Campbell Brothers, Ltd.	(4,492)	(251,830)
Challenger, Ltd.	(55,449)	(186,235)
Cochlear, Ltd.	(2,253)	(153,008)
DUET Group	(71,863)	(136,153)
Insurance Australia Group, Ltd.	(62,030)	(222,478)
IOOF Holdings, Ltd.	(27,305)	(170,938)
Mineral Resources, Ltd.	(20,000)	(185,524)
OneSteel, Ltd.	(263,968)	(238,048)
Orica, Ltd.	(9,274)	(236,225)
Origin Energy, Ltd.	(10,533)	(132,652)
Seek, Ltd.	(121,245)	(794,396)
Ten Network Holdings, Ltd.+*	(130,712)	(68,073)
Transfield Services, Ltd.	(51,852)	(97,179)
Transurban Group	(20,500)	(119,741)
UGL, Ltd.	(6,790)	(86,943)
Whitehaven Coal, Ltd.*	(16,010)	(68,829)
Woodside Petroleum, Ltd.	(4,632)	(148,437)

		(4,953,986)

Belgium — 0.0%
Delhaize Group SA	(6,408)	(234,738)
Solvay SA	(74)	(7,306)

		(242,044)

Bermuda — 0.0%
Seadrill, Ltd.	(9,431)	(336,361)

Denmark — (0.2)%
FLSmidth & Co. A/S	(16,519)	(903,798)
Novozymes A/S	(47,933)	(1,242,969)

		(2,146,767)

Finland — (0.2)%
Cargotec OYJ Class B	(2,512)	(57,747)
Konecranes OYJ	(2,781)	(73,112)

	Shares	Value
Nokian Renkaat OYJ	(19,971)	$(758,643)
Outokumpu OYJ*	(488,326)	(475,337)
Rautaruukki OYJ	(59,757)	(376,863)
Wartsila OYJ Abp	(5,500)	(180,191)
YIT OYJ	(34,657)	(588,776)

		(2,510,669)

France — (0.4)%
Alcatel-Lucent*	(614,872)	(1,012,014)
Alstom SA	(14,738)	(466,290)
Carrefour SA	(12,079)	(223,044)
Cie Generale de Geophysique- Veritas*	(10,326)	(267,080)
Electricite de France SA	(11,274)	(250,842)
Lafarge SA	(12,301)	(549,342)
Neopost SA	(8,286)	(442,198)
Vallourec SA	(16,216)	(662,606)
Veolia Environnement SA	(57,718)	(730,894)

		(4,604,310)

Germany — (0.5)%
Commerzbank AG*	(448,990)	(762,585)
Dialog Semiconductor PLC*	(61,860)	(1,122,972)
Fraport AG	(8,899)	(479,159)
Hamburger Hafen Und Logistik AG	(3,846)	(98,210)
Hochtief AG*	(4,089)	(198,211)
K+S AG	(23,895)	(1,093,938)
Porsche Automobil Holding SE	(3,697)	(183,903)
Puma SE	(125)	(36,102)
Sky Deutschland AG*	(287,313)	(1,043,944)
Symrise AG	(3,086)	(94,052)
ThyssenKrupp AG	(77,705)	(1,265,791)

		(6,378,867)

Ireland — 0.0%
Shire PLC	(3,767)	(108,376)

Italy — (0.2)%
A2A SpA	(1,505,383)	(807,294)
Autogrill SpA	(40,230)	(365,010)
Enel Green Power SpA	(154,518)	(244,858)
Fiat SpA*	(60,431)	(304,682)
Finmeccanica SpA*	(45,732)	(184,913)
Impregilo SpA	(44,495)	(190,392)
Pirelli & C SpA	(24,060)	(253,757)

		(2,350,906)

Japan — (1.2)%
ABC-Mart, Inc.	(1,200)	(44,899)
Advantest Corporation	(18,200)	(284,511)
Cyberagent, Inc.	(232)	(596,051)
Daikin Industries, Ltd.	(5,700)	(160,525)
Daiwa Securities Group, Inc.	(52,000)	(195,974)
Denki Kagaku Kogyo KK	(76,000)	(265,674)
Denso Corporation	(300)	(10,251)
Disco Corporation	(13,200)	(747,554)
Don Quijote Co., Ltd.	(2,400)	(82,656)
Dowa Holdings Co., Ltd.	(26,000)	(161,232)
GS Yuasa Corporation	(130,000)	(594,357)
Hisamitsu Pharmaceutical Co., Inc.	(1,300)	(63,979)
Hitachi Construction Machinery Co., Ltd.	(4,700)	(88,765)
Hitachi Metals, Ltd.	(37,000)	(441,561)
JS Group Corporation	(4,400)	(92,858)

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Kakaku.com, Inc.	(16,500)	$(559,902)
Kansai Paint Co., Ltd.	(20,000)	(214,316)
Kawasaki Heavy Industries, Ltd.	(49,000)	(134,380)
Komatsu, Ltd.	(9,000)	(214,842)
Mabuchi Motor Co., Ltd.	(3,100)	(123,573)
Makita Corporation	(12,700)	(445,510)
Minebea Co., Ltd.	(22,000)	(87,673)
Mitsubishi Gas Chemical Co., Inc.	(37,000)	(210,345)
Mitsui OSK Lines, Ltd.	(84,000)	(302,809)
Murata Manufacturing Co., Ltd.	(9,900)	(520,746)
Nabtesco Corporation	(25,200)	(562,063)
NGK Insulators, Ltd.	(51,000)	(564,750)
Nidec Corporation	(8,500)	(646,287)
Nintendo Co., Ltd.	(1,600)	(186,850)
Nitori Holdings Co., Ltd.	(550)	(52,007)
NTN Corporation	(84,000)	(264,425)
OSAKA Titanium Technologies Co.	(23,100)	(710,808)
Rakuten, Inc.	(92,400)	(955,293)
SBI Holdings, Inc.	(12,914)	(959,614)
Sharp Corporation	(41,000)	(208,893)
SMC Corporation	(1,000)	(173,378)
Start Today Co., Ltd.	(46,900)	(655,404)
Sumco Corporation*	(22,000)	(200,126)
Sumitomo Chemical Co., Ltd.	(33,000)	(101,437)
Taiyo Nippon Sanso Corporation	(21,000)	(122,697)
Terumo Corporation	(11,500)	(472,612)
Toho Titanium Co., Ltd.	(3,900)	(42,269)
Trend Micro, Inc.	(1,100)	(32,406)
Tsumura & Co.	(6,900)	(182,731)
Ushio, Inc.	(13,500)	(167,327)
Yahoo! Japan Corporation	(694)	(224,692)
Yaskawa Electric Corporation	(53,000)	(403,792)

		(14,534,804)

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	(8,768)	(226,251)

Luxembourg — 0.0%
ArcelorMittal	(13,734)	(210,124)

Netherlands — (0.1)%
Fugro NV	(7,718)	(468,166)
SBM Offshore NV*	(51,138)	(708,685)
Wolters Kluwer NV	(6,095)	(96,909)

		(1,273,760)

New Zealand — 0.0%
Fletcher Building, Ltd.	(86,596)	(410,604)

Norway — (0.1)%
Norsk Hydro ASA	(43,198)	(194,809)
Storebrand ASA*	(149,433)	(585,568)
Veripos, Inc.*	(3,977)	(1,269)

		(781,646)

Papua New Guinea — 0.0%
Oil Search, Ltd.	(75,951)	(517,343)

Spain — (0.1)%
Actividades de Construccion y Servicios SA	(17,430)	(373,361)
Enagas SA	(23,191)	(423,148)
Indra Sistemas SA	(32,625)	(303,741)

	Shares	Value
Obrascon Huarte Lain SA	(14,173)	$(293,243)

		(1,393,493)

Sweden — (0.2)%
Elekta AB	(10,717)	(489,721)
Hexagon AB	(43,506)	(746,777)
Husqvarna AB	(169,301)	(798,509)
Modern Times Group AB	(19,129)	(885,405)
SSAB AB	(8,126)	(67,540)

		(2,987,952)

Switzerland — (0.3)%
Clariant AG*	(58,683)	(579,928)
Informa PLC	(78,111)	(466,084)
Kuehne + Nagel International AG	(3,261)	(345,481)
Sika AG	(308)	(594,754)
Sonova Holding AG	(4,556)	(440,677)
Sulzer AG	(2,393)	(283,719)
Swiss Re AG*	(1,886)	(118,897)
Temenos Group AG*	(36,576)	(604,738)

		(3,434,278)

United Kingdom — (1.3)%
Admiral Group PLC	(64,001)	(1,193,886)
Aegis Group PLC	(126,674)	(320,918)
Aggreko PLC	(4,505)	(146,505)
AMEC PLC	(43,008)	(677,995)
Antofagasta PLC	(30,526)	(522,172)
Burberry Group PLC	(3,089)	(64,315)
Capita PLC	(109,503)	(1,125,209)
Carnival PLC	(7,122)	(243,504)
Firstgroup PLC	(12,958)	(45,734)
Home Retail Group PLC	(249,546)	(331,478)
ICAP PLC	(3,412)	(18,060)
IMI PLC	(22,837)	(298,344)
Intertek Group PLC	(16,341)	(684,618)
Invensys PLC	(152,751)	(532,374)
Johnson Matthey PLC	(4,230)	(146,695)
Lonmin PLC	(44,187)	(537,514)
Man Group PLC	(1,286,869)	(1,539,825)
Marks & Spencer Group PLC	(94,683)	(482,848)
Michael Page International PLC	(61,047)	(357,763)
Old Mutual PLC	(238,956)	(568,298)
Rolls-Royce Holdings PLC+*	(942,234)	(1,476)
Smith & Nephew PLC	(44,495)	(445,058)
Smiths Group PLC	(15,465)	(245,605)
Standard Chartered PLC	(9,701)	(210,734)
Subsea 7 SA	(39,776)	(787,171)
Travis Perkins PLC	(41,461)	(631,274)
United Utilities Group PLC	(53,745)	(569,330)
Vedanta Resources PLC	(59,912)	(858,748)
Weir Group PLC (The)	(70,204)	(1,686,980)
Whitbread PLC	(9,429)	(299,795)

		(15,574,226)

Total Securities Sold Short
(Cost $(71,008,379))		(64,976,767)

Liabilities in Excess of Other
Assets — (3.9)%		(48,903,172)

NET ASSETS — 100.0%		$1,242,715,957

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

%
Financial	18.9
Consumer Discretionary	14.4
Money Market Funds	14.2
Technology	13.7
Materials & Processing	12.3
Futures Contracts	10.1
Energy	9.0
Producer Durables	8.7
Health Care	7.4
Consumer Staples	6.4
Utilities	3.6
Foreign Preferred Stocks	0.5
Rights/Warrant	— **
Forward Foreign Currency Contracts	(1.7)
Securities Sold Short	(5.2)

112.3

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks	$1,173,736,045	$133,812,627	$1,039,784,278	$139,140
Foreign Preferred Stocks	5,811,024	1,298,170	4,451,831	61,023
Money Market Funds	177,046,754	177,046,754	—	—
Rights	2,073	—	—	2,073

Total Assets — Investments in Securities	$1,356,595,896	$312,157,551	$1,044,236,109	$202,236

Other Financial Instruments***
Forward Foreign Currency Contracts	$685,656	$—	$685,656	$—
Futures Contracts	6,138,660	6,138,660	—	—

Total Assets — Other Financial Instruments	$6,824,316	$6,138,660	$685,656	$—

Liabilities:
Investments in Securities:
Securities Sold Short	$(64,976,767)	$(226,251)	$(64,747,771)	$(2,745)

Total Liabilities — Investments in Securities	$(64,976,767)	$(226,251)	$(64,747,771)	$(2,745)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending June 30, 2012.

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2012 (Unaudited)

	Defensive Market Strategies Fund	Equity Index Fund
Assets
Investments in securities of unaffiliated issuers, at value	$367,412,313	$251,820,464
Investments in securities of affiliated issuers, at value	25,361,993	12,326,702

Total investments(1)(2)	392,774,306	264,147,166
Cash	226	—
Cash collateral for derivatives	651,000	462,000
Deposits with broker for securities sold short	49,020,846	—
Foreign currency(3)	—	—
Receivables:
Dividends and reclaims	479,996	257,888
Interest	596,789	—
Securities lending	17,048	2,365
Investment securities sold	16,423,562	208,666
Fund shares sold	128,932	19,464
Variation margin on financial futures contracts	275,400	322,225
Unrealized appreciation on foreign currency exchange contracts	2,399	—
Prepaid expenses and other assets	14,552	13,882

Total Assets	460,385,056	265,433,656

Liabilities
Cash overdraft	—	33,744
Foreign currency overdraft(3)	57,085	—
Securities sold short, at value(4)	30,889,752	—
Options written at value(6)	—	—
Unrealized depreciation on foreign currency exchange contracts	52,161	—
Collateral held for securities on loan at value	57,575,888	21,429,028
Collateral held for derivatives	—	—
Payables:
Investment securities purchased	12,456,499	381,138
Dividends on short sales	8,797	—
Fund shares redeemed	—	41,516
Variation margin on financial futures contracts	—	—
Securities lending	3,405	472
Deferred foreign capital gains taxes	—	—
Accrued expenses:
Investment advisory fees	228,098	11,269
Shareholder servicing fees	53,853	38,596
Other expenses	70,570	138,990

Total Liabilities	101,396,108	22,074,753

Net Assets	$358,988,948	$243,358,903

Net Assets Consist of:
Paid-in-capital	$339,905,871	$198,157,185
Undistributed (distributions in excess of) net investment income	151,511	93,748
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency translations and derivative transactions	2,110,902	(5,820,085)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	16,820,664	50,928,055

Net Assets	$358,988,948	$243,358,903

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$77,679,925	$39,758,240

GS2 shares outstanding	7,315,833	5,910,014

Net asset value, offering and redemption price per GS2 share	$10.62	$6.73

Net assets applicable to the GS4 Class	$281,309,023	$203,600,663

GS4 shares outstanding	26,501,764	13,202,595

Net asset value, offering and redemption price per GS4 share	$10.61	$15.42

(1)	Investments in securities of unaffiliated issuers, at cost	$350,417,094	$201,380,392
	Investments in securities of affiliated issuers, at cost	25,361,993	12,326,702

	Total investments at cost	$375,779,087	$213,707,094

(2)	Includes securities loaned of:	$57,465,697	$18,278,281

(3)	Foreign currency at cost	$(56,145)	$—

(5)	TBA sale commitments at cost	$30,421,330	$—

(6)	Premiums received on options written	$—	$—

(6)	Net of $(44,882) accrued foreign capital gains taxes on appreciated securities

See Notes to Financial Statements.

Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund

$199,084,589	$1,179,381,552	$1,233,866,591	$559,055,519	$1,276,030,147
6,685,531	23,448,975	57,075,395	12,911,520	80,565,749

205,770,120	1,202,830,527	1,290,941,986	571,967,039	1,356,595,896
4,313	—	—	—	2,990,270
395,250	1,274,000	3,238,000	7,477,465	10,428,340
—	—	—	—	11,516,713
—	—	—	42,976	12,206,528

414,192	1,529,785	739,565	219,354	4,430,447
—	—	—	290,833	—
2,028	5,894	14,993	67,903	141,993
1,621,740	875,033	16,846,002	4,380,717	6,820,428
178,183	48,909	59,542	5,079	2,950
206,360	647,700	1,531,700	1,808,676	5,094,881
—	—	—	44,828	3,180,013
11,341	18,638	21,683	15,178	19,142

208,603,527	1,207,230,486	1,313,393,471	586,320,048	1,413,427,601

—	—	—	1,559	—
—	—	—	—	—
—	—	—	—	64,976,767
—	—	—	12,562	—
—	—	—	8,238	2,494,357
27,574,565	83,958,936	108,131,663	140,541,498	96,481,005
—	—	—	—	210,000

1,792,949	1,106,681	12,000,314	10,003,120	4,179,121
—	—	—	—	187,891
15,000	101,101	110,021	494,480	57,146
—	—	—	—	801,714
404	1,178	2,998	13,566	28,399
—	—	—	—	56,026

97,127	565,288	752,089	294,754	789,552
33,386	172,759	191,941	69,577	189,670
42,954	72,917	79,975	90,578	259,996

29,556,385	85,978,860	121,269,001	151,529,932	170,711,644

$179,047,142	$1,121,251,626	$1,192,124,470	$434,790,116	$1,242,715,957

$162,038,601	$1,208,183,865	$900,895,562	$387,427,021	$1,452,218,887
95,300	452,633	(608,822)	603,927	16,438,614

(9,884,720)	(139,212,408)	26,808,745	8,095,690	(189,517,935)

26,797,961	51,827,536	265,028,985	38,663,478	(36,423,609	)(6)

$179,047,142	$1,121,251,626	$1,192,124,470	$434,790,116	$1,242,715,957

N/A	$210,992,588	$196,682,191	$65,836,453	$232,883,397

N/A	28,419,319	15,016,087	6,350,372	26,230,901

N/A	$7.42	$13.10	$10.37	$8.88

$179,047,142	$910,259,038	$995,442,279	$368,953,663	$1,009,832,560

17,173,323	60,758,313	48,005,070	23,627,233	87,166,402

$10.43	$14.98	$20.74	$15.62	$11.59

$172,462,898	$1,128,466,869	$970,862,049	$522,732,257	$1,325,351,832
6,685,531	23,448,975	57,075,395	12,911,520	80,565,749

$179,148,429	$1,151,915,844	$1,027,937,444	$535,643,777	$1,405,917,581

$21,685,047	$83,861,352	$136,274,158	$131,106,756	$134,841,485

$—	$—	$—	$43,531	$12,171,399

$—	$—	$—	$—	$71,008,379

$—	$—	$—	$28,219	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2012 (Unaudited)

	Defensive Market Strategies Fund	Equity Index Fund
Investment Income
Dividends	$3,307,683	$2,324,190
Income distributions received from affiliated funds	1,428	542
Interest	1,220,369	55
Securities lending	82,183	17,159
Less foreign taxes withheld	(22,614)	—

Total Investment Income	4,589,049	2,341,946

Expenses
Investment advisory fees	1,466,652	184,801
Transfer agent fees:
GS2 shares	1,866	1,915
GS4 shares	9,290	12,325
Custodian fees	113,274	21,541
Shareholder servicing fees:
GS4 shares	314,836	237,863
Accounting and administration fees	71,556	38,756
Professional fees	30,471	29,253
Blue sky fees:
GS2 shares	1,083	635
GS4 shares	8,530	8,800
Shareholder reporting fees:
GS2 shares	120	179
GS4 shares	482	7,935
Trustee expenses	1,885	1,429
Line of credit facility fees	1,890	1,312
Other expenses	92,415	8,557

Total expenses	2,114,350	555,301
Dividends on securities sold short	89,699	—
Expenses waived/reimbursed net of amount recaptured(1)	(94,053)	(135,676)
Fees paid indirectly	—	—

Net expenses	2,109,996	419,625

Net Investment Income (Loss)	2,479,053	1,922,321

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities and securities sold short	5,570,483	885,206
Futures transactions	306,334	686,606
Option contracts written	49,010	—
Option contracts purchased	(159,048)	—
Foreign currency transactions	153,799	—

Net realized gain (loss)	5,920,578	1,571,812

Net change in unrealized appreciation (depreciation) on:
Investment securities and securities sold short (net of estimated capital gains taxes of $(29,169) for International Equity)	7,667,643	16,579,076
Futures	230,911	233,425
Option contracts written	(3,192)	—
Option contracts purchased	28,201	—
Foreign currency translation	(66,647)	—

Net change in unrealized appreciation	7,856,916	16,812,501

Net Realized and Unrealized Gain	13,777,494	18,384,313

Net Increase in Net Assets Resulting from Operations	$16,256,547	$20,306,634

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund

$1,664,466	$13,839,792	$5,484,277	$2,089,205	$27,156,842
260	1,154	2,546	944	4,022
—	200	267	732,147	—
19,203	68,607	101,003	336,060	776,851
—	(73,724)	(30,912)	(615)	(2,325,657)

1,683,929	13,836,029	5,557,181	3,157,741	25,612,058

578,045	3,573,295	5,106,293	2,017,481	5,835,033

—	2,015	2,029	2,042	2,043
13,247	13,530	13,318	14,388	15,457
17,882	25,971	44,355	69,242	510,473

196,809	1,086,563	1,207,986	447,982	1,209,302
21,092	123,474	129,145	86,517	307,311
29,169	29,228	29,121	31,332	30,837

—	650	697	637	618
6,391	10,131	9,387	9,552	9,223

—	391	322	453	518
8,480	10,223	10,184	12,004	13,750
1,093	5,381	5,719	2,381	6,006
900	6,327	6,746	2,529	7,113
5,643	18,964	20,497	13,736	206,239

878,751	4,906,143	6,585,799	2,710,276	8,153,923
—	—	—	—	1,377,494
(6,183)	(27,510)	(399,402)	(126,431)	(1,061,708)
—	(37,272)	(20,934)	(57,912)	—

872,568	4,841,361	6,165,463	2,525,933	8,469,709

811,361	8,994,668	(608,282)	631,808	17,142,349

11,987,091	11,479,203	46,867,404	20,403,237	(18,091,050)
330,858	1,807,776	3,673,828	3,613,330	(8,984,359)
—	—	—	29,778	—
—	—	—	(12,754)	—
—	—	152	93,693	(36,035)

12,317,949	13,286,979	50,541,384	24,127,284	(27,111,444)

8,318,663	64,227,700	73,867,817	2,778,604	32,595,660
122,650	199,167	1,270,359	1,126,456	4,951,152
—	—	—	15,305	—
—	—	—	(14,524)	—
—	—	1,906	(57,546)	332,962

8,441,313	64,426,867	75,140,082	3,848,295	37,879,774

20,759,262	77,713,846	125,681,466	27,975,579	10,768,330

$21,570,623	$86,708,514	$125,073,184	$28,607,387	$27,910,679

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Defensive Market Strategies Fund		Equity Index Fund
	For the Six Months Ended 06/30/12	For the Period 09/01/11(1) - 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$2,479,053	$936,692	$1,922,321	$5,258,974
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	5,920,578	(2,374,664)	1,571,812	32,991,580
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	7,856,916	8,963,748	16,812,501	(32,744,998)

Net increase in net assets resulting from operations	16,256,547	7,525,776	20,306,634	5,505,556

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(566,936)	(318,933)	(606,612)	(1,954,809)
GS4 shares	(1,741,514)	(817,166)	(1,221,961)	(4,382,332)
Distributions from net realized capital gains
GS2 shares	(221,119)	(59,110)	(213,962)	(9,790,218)
GS4 shares	(793,964)	(180,504)	(481,104)	(25,535,709)

Total dividends and distributions	(3,323,533)	(1,375,713)	(2,523,639)	(41,663,068)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	2,401,002	79,296,691	2,247,860	2,712,853
GS4 shares	31,468,127	237,229,968	15,253,166	22,558,530
Reinvestment of dividends and distributions
GS2 shares	787,126	377,748	819,199	11,720,330
GS4 shares	2,535,478	997,670	1,702,437	29,913,775

Total proceeds from shares sold and reinvested	37,191,733	317,902,077	20,022,662	66,905,488

Value of shares redeemed
GS2 shares	(3,091,297)	(6,649,396)	(2,603,010)	(38,120,249)
GS4 shares	(3,089,650)	(2,357,596)	(11,640,238)	(179,783,388)

GS8 shares	—	—	—	—

Total value of shares redeemed	(6,180,947)	(9,006,992)	(14,243,248)	(217,903,637)

Net increase (decrease) from capital share transactions(1)	31,010,786	308,895,085	5,779,414	(150,998,149)

Total increase (decrease) in net assets	43,943,800	315,045,148	23,562,409	(187,155,661)

Net Assets:
Beginning of Period	315,045,148	—	219,796,494	406,952,155

End of Period*	$358,988,948	$315,045,148	$243,358,903	$219,796,494

*Including undistributed (distributions in excess of) net investment income	$151,511	$(19,092)	$93,748	$—

(1)	Inception date was September 1, 2011.

See Notes to Financial Statements.

Real Estate Securities Fund		Value Equity Fund
For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
(Unaudited)		(Unaudited)

$811,361	$1,263,887	$8,994,668	$16,621,802

12,317,949	17,066,499	13,286,979	26,274,574

8,441,313	(7,100,897)	64,426,867	(40,133,852)

21,570,623	11,229,489	86,708,514	2,762,524

—	—	(5,445,810)	(5,981,447)
(900,558)	(1,079,417)	(10,780,401)	(10,675,839)

—	—	—	—
—	—	—	—

(900,558)	(1,079,417)	(16,226,211)	(16,657,286)

—	—	4,982,896	18,209,835
22,278,350	43,753,345	22,386,512	78,987,992

—	—	5,440,943	5,976,208
900,433	1,079,272	10,779,279	10,674,516

23,178,783	44,832,617	43,589,630	113,848,551

—	—	(10,998,397)	(49,726,476)
(15,028,568)	(46,656,025)	(35,088,383)	(186,250,779)

—	—	—	—

(15,028,568)	(46,656,025)	(46,086,780)	(235,977,255)

8,150,215	(1,823,408)	(2,497,150)	(122,128,704)

28,820,280	8,326,664	67,985,153	(136,023,466)

150,226,862	141,900,198	1,053,266,473	1,189,289,939

$179,047,142	$150,226,862	$1,121,251,626	$1,053,266,473

$95,300	$184,497	$452,633	$7,684,176

See Notes to Financial Statements.

	Growth Equity Fund
	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
	(Unaudited)
Operations:
Net investment income (loss)	$(608,282)	$(1,251,646)
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	50,541,384	112,048,038
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	75,140,082	(129,401,549)

Net increase (decrease) in net assets resulting from operations	125,073,184	(18,605,157)

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	—	—
GS4 shares	—

Total dividends	—	—

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	3,784,156	12,614,849
GS4 shares	32,446,732	84,754,555
Reinvestment of dividends and distributions
GS2 shares	—	—
GS4 shares	—	—

Total proceeds from shares sold and reinvested	36,230,888	97,369,404

Value of shares redeemed
GS2 shares	(12,738,102)	(41,012,966)
GS4 shares	(56,819,613)	(197,296,374)

Total value of shares redeemed	(69,557,715)	(238,309,340)

Net increase (decrease) from capital share transactions(2)	(33,326,827)	(140,939,936)

Total increase (decrease) in net assets	91,746,357	(159,545,093)

Net Assets:
Beginning of Period	1,100,378,113	1,259,923,206

End of Period*	$1,192,124,470	$1,100,378,113

*Including undistributed (distributions in excess of) net investment income	$(608,822)	$(540)

(1)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Small Cap Equity Fund		International Equity Fund
For the Six Months Ended 06/30/12	For the Year Ended 12/31/11	For the Six Months Ended 06/30/12	For the Year Ended 12/31/11
(Unaudited)		(Unaudited)

$631,808	$588,385	$17,142,349	$25,408,601

24,127,284	55,393,288	(27,111,444)	55,235,655

3,848,295	(48,864,420)	37,879,774	(266,338,287)

28,607,387	7,117,253	27,910,679	(185,694,031)

—	(296,485)	—	(6,224,885)
—	(407,452)	—	(18,014,995)

—	(703,937)	—	(24,239,880)

1,868,289	5,576,712	9,349,343	34,462,759
15,736,545	47,768,412	50,389,971	181,280,843

—	296,176	—	6,222,532
—	407,371	—	18,014,075

17,604,834	54,048,671	59,739,314	239,980,209

(4,373,145)	(17,341,615)	(5,737,246)	(35,990,466)
(24,964,400)	(99,700,166)	(18,179,080)	(106,493,355)

(29,337,545)	(117,041,781)	(23,916,326)	(142,483,821)

(11,732,711)	(62,993,110)	35,822,988	97,496,388

16,874,676	(56,579,794)	63,733,667	(112,437,523)

417,915,440	474,495,234	1,178,982,290	1,291,419,813

$434,790,116	$417,915,440	$1,242,715,957	$1,178,982,290

$603,927	$(27,881)	$16,438,614	$(703,735)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated													Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net		Expenses, Gross(1)	Investment Income/ (Loss), Net(2)	Portfolio Turnover Rate
Defensive Market Strategies Fund
GS2 Class
2012(3)	$10.20	$0.09	#	$0.44		$(0.08)	$(0.03)	$—		$10.62	5.20%	$77,680	0.99	%(4)	1.11%	1.71%	170%
2011(5)	10.00	0.04	#	0.21	(6)	(0.04)	(0.01)	—		10.20	2.51	74,516	0.99	(4)	1.10	1.11	120
GS4 Class
2012(3)	$10.20	$0.08	#	$0.43		$(0.07)	$(0.03)	$—		$10.61	4.99%	$281,309	1.25	%(4)	1.36%	1.46%	170%
2011(5)	10.00	0.03	#	0.21	(6)	(0.03)	(0.01)	—		10.20	2.43	240,529	1.25	(4)	1.35	0.86	120
Equity Index Fund
GS2 Class
2012(3)	$6.29	$0.06	#	$0.52		$(0.10)	$(0.04)	$—		$6.73	9.29%	$39,758	0.23%		0.25%	1.74%	1%
2011	8.63	0.15	#	0.04	(6)	(0.31)	(2.22)	—		6.29	3.00	36,721	0.23		0.24	1.71	4
2010	7.77	0.14	#	0.97		(0.25)	—	—		8.63	14.57	71,093	0.22		0.22	1.77	5
2009	6.36	0.14	#	1.49		(0.22)	—	—		7.77	26.38	65,217	0.22		0.24	2.05	4
2008	10.57	0.18	#	(4.06)		(0.24)	(0.09)	—		6.36	(37.32)	49,472	0.21		0.22	2.11	5
2007	11.08	0.20	#	0.39		(0.32)	(0.78)	—		10.57	5.19	81,104	0.22		0.22	1.77	5
GS4 Class
2012(3)	$14.24	$0.12	#	$1.19		$(0.09)	$(0.04)	$—		$15.42	9.22%	$203,601	0.38%		0.51%	1.59%	1%
2011	16.36	0.26	#	0.12	(6)	(0.28)	(2.22)	—		14.24	2.75	183,076	0.38		0.47	1.57	4
2010	14.51	0.24	#	1.84		(0.23)	—	—		16.36	14.45	335,859	0.37		0.41	1.60	5
2009	11.70	0.24	#	2.77		(0.20)	—	—		14.51	26.14	321,486	0.37		0.43	1.90	4
2008	19.07	0.31	#	(7.37)		(0.22)	(0.09)	—		11.70	(37.37)	247,077	0.37		0.42	1.95	5
2007	19.17	0.32	#	0.64		(0.28)	(0.78)	—		19.07	4.95	429,423	0.39		0.42	1.59	5
Real Estate Securities Fund
GS4 Class
2012(3)	$9.18	$0.05	#	$1.25		$(0.05)	$—	$—		$10.43	14.22%	$179,047	1.06%		1.07%	0.99%	51%
2011	8.52	0.08	#	0.65	(6)	(0.07)	—	—		9.18	8.51	150,227	1.14		1.14	0.85	90
2010	6.74	0.11	#	1.82		(0.15)	—	—		8.52	28.80	141,900	1.19		1.19	1.41	105
2009	5.25	0.12	#	1.49		(0.12)	—	—	†	6.74	31.21	121,533	1.27		1.28	2.29	128
2008	9.04	0.18	#	(3.80)		(0.16)	—	(0.01)		5.25	(40.35)	80,579	1.26		1.25	2.21	94
2007	12.55	0.11	#	(2.12)		(0.11)	(1.39)	—		9.04	(16.23)	96,775	1.20		1.22	0.94	119

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown. The ratio for the Defensive Market Strategies Fund includes the effect of dividend expense on securities sold short increased the ratio by 0.04% and 0.05% for the year 2011 and the period ended June 30, 2012, respectively.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2012. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio excludes the effect of expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown. The ratio for the Defensive Market Strategies Fund excludes the effect of dividend expense on securities sold short.
(5)	Inception date was September 1, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(6)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.

See Notes to Financial Statements.

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net		Expenses, Gross(1)	Investment Income/ (Loss), Net(2)	Portfolio Turnover Rate
Value Equity Fund
GS2 Class
2012(3)	$7.03	$0.07	#	$0.52		$(0.20)	$—	$—	$7.42	8.39%	$210,993	0.67	%(4)	0.68%	1.81%	16%
2011	7.18	0.12	#	(0.07	)(5)	(0.20)	—	—	7.03	0.57	200,308	0.67	(4)	0.68	1.62	35
2010	6.46	0.10	#	0.78		(0.16)	—	—	7.18	14.01	231,079	0.67		0.68	1.52	36
2009	5.52	0.11	#	1.02		(0.19)	—	—	6.46	21.35	181,123	0.68		0.69	2.06	32
2008	9.10	0.17	#	(3.46)		(0.22)	(0.07)	—	5.52	(36.81)	143,506	0.66	(4)	0.67	2.29	52
2007	10.62	0.18	#	(0.27)		(0.28)	(1.15)	—	9.10	(1.18)	230,436	0.69		0.69	1.70	45
GS4 Class
2012(3)	$14.00	$0.12	#	$1.04		$(0.18)	$—	$—	$14.98	8.30%	$910,259	0.91	%(4)	0.93%	1.57%	16%
2011	14.12	0.20	#	(0.16	)(5)	(0.16)	—	—	14.00	0.27	852,958	0.90	(4)	0.91	1.39	35
2010	12.54	0.17	#	1.56		(0.15)	—	—	14.12	13.96	958,211	0.85	(4)	0.87	1.35	36
2009	10.53	0.20	#	1.98		(0.17)	—	—	12.54	21.16	1,001,814	0.85	(4)	0.88	1.89	32
2008	17.03	0.30	#	(6.54)		(0.19)	(0.07)	—	10.53	(36.95)	844,459	0.85	(4)	0.86	2.09	52
2007	18.65	0.29	#	(0.52)		(0.24)	(1.15)	—	17.03	(1.39)	1,407,534	0.88		0.88	1.50	45
Growth Equity Fund
GS2 Class
2012(3)	$11.76	$—	†#	$1.34		$—	$—	$—	$13.10	11.40%	$196,682	0.87	%(4)	0.89%	0.05%	29%
2011	11.91	—	†#	(0.15	)(5)	—	—	—	11.76	(1.26)	184,418	0.88	(4)	0.89	0.02	60
2010	10.00	—	†	1.91		— †	—	—	11.91	19.13	215,863	0.88	(4)	0.89	0.06	63
2009	7.26	0.02		2.74		(0.02)	—	—	10.00	38.14	196,026	0.88	(4)	0.89	0.22	78
2008	12.76	0.03		(5.49)		(0.04)	—	—	7.26	(42.84)	141,138	0.87	(4)	0.87	0.26	99
2007	11.23	0.02		1.55		(0.04)	—	—	12.76	13.99	242,557	0.89		0.88	0.24	51
GS4 Class
2012(3)	$18.63	$(0.01	)#	$2.12		$—	$—	$—	$20.74	11.33%	$995,442	1.05	%(4)	1.13%	(0.13)%	29%
2011	18.90	(0.02	)#	(0.25	)(5)	—	—	—	18.63	(1.43)	915,960	1.03	(4)	1.11	(0.13)	60
2010	15.88	(0.01)		3.03		— †	—	—	18.90	19.03	1,044,060	0.97	(4)	1.08	(0.04)	63
2009	11.52	0.01		4.36		(0.01)	—	—	15.88	37.99	1,067,654	0.97	(4)	1.09	0.13	78
2008	20.22	0.02		(8.70)		(0.02)	—	—	11.52	(42.92)	817,315	0.97	(4)	1.06	0.16	99
2007	17.77	0.02		2.45		(0.02)	—	—	20.22	13.90	1,488,091	1.00		1.07	0.13	51
Small Cap Equity Fund
GS2 Class
2012(3)	$9.70	$0.02	#	$0.65		$—	$—	$—	$10.37	6.91%	$65,836	0.98	%(4)	1.02%	0.45%	69%
2011	9.61	0.03	#	0.11	(5)	(0.05)	—	—	9.70	1.40	63,903	1.01	(4)	1.03	0.27	165
2010	7.57	0.03	#	2.06		(0.05)	—	—	9.61	27.64	74,424	1.00	(4)	1.02	0.42	177
2009	5.94	0.03	#	1.64		(0.04)	—	—	7.57	28.12	64,033	1.04	(4)	1.05	0.44	130
2008	9.60	0.05	#	(3.61)		(0.08)	—	(0.02)	5.94	(37.05)	48,159	1.03	(4)	1.04	0.66	147
2007	11.33	0.06	#	0.09		(0.07)	(1.81)	—	9.60	1.05	76,792	1.05		1.05	0.48	119
GS4 Class
2012(3)	$14.62	$0.02	#	$0.98		$—	$—	$—	$15.62	6.84%	$368,954	1.18	%(4)	1.27%	0.26%	69%
2011	14.46	0.01	#	0.17	(5)	(0.02)	—	—	14.62	1.22	354,013	1.19	(4)	1.26	0.10	165
2010	11.37	0.03	#	3.09		(0.03)	—	—	14.46	27.47	400,072	1.15	(4)	1.21	0.27	177
2009	8.91	0.03	#	2.46		(0.03)	—	—	11.37	27.93	356,043	1.15	(4)	1.25	0.33	130
2008	14.31	0.07	#	(5.39)		(0.06)	—	(0.02)	8.91	(37.19)	272,588	1.15	(4)	1.24	0.55	147
2007	16.00	0.06	#	0.11		(0.05)	(1.81)	—	14.31	0.87	466,522	1.18		1.25	0.34	119

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2012. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio excludes the effect of expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ended December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net		Expenses, Gross(1)	Investment Income/ (Loss), Net(2)	Portfolio Turnover Rate
International Equity Fund
GS2 Class
2012(3)	$8.67	$0.12	#	$0.09		$—	$—	$—	$8.88	2.42%	$232,883	0.95	%(4)	1.33%	2.95%	35%
2011	10.35	0.22	#	(1.66	)(5)	(0.24)	—	—	8.67	(13.86)	223,677	0.94	(4)	1.22	2.17	82
2010	9.64	0.17	#	0.83		(0.29)	—	—	10.35	10.45	262,103	0.94	(4)	1.19	1.81	56
2009	7.32	0.17	#	2.42		(0.27)	— †	—	9.64	35.81	240,483	0.94	(4)	1.21	2.12	59
2008	14.61	0.34	#	(6.89)		(0.39)	(0.35)	—	7.32	(44.72)	193,281	0.94	(4)	1.08	2.92	88
2007	15.80	0.26	#	1.79		(0.27)	(2.97)	—	14.61	13.21	279,652	0.96		1.07	1.55	66
GS4 Class
2012(3)	$11.33	$0.15	#	$0.11		$—	$—	$—	$11.59	2.29%	$1,009,833	1.19	%(4)	1.58%	2.71%	35%
2011	13.43	0.25	#	(2.13	)(5)	(0.22)	—	—	11.33	(14.01)	955,305	1.16	(4)	1.45	1.95	82
2010	12.44	0.21	#	1.05		(0.27)	—	—	13.43	10.14	1,029,317	1.12	(4)	1.38	1.67	56
2009	9.38	0.20	#	3.11		(0.25)	— †	—	12.44	35.61	1,101,628	1.12	(4)	1.40	1.98	59
2008	18.32	0.40	#	(8.63)		(0.36)	(0.35)	—	9.38	(44.81)	873,618	1.12	(4)	1.28	2.46	88
2007	19.09	0.28	#	2.16		(0.24)	(2.97)	—	18.32	12.96	1,400,548	1.14		1.27	1.11	66

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were included, the ratio would have been lower than the ratio shown. The ratio has been revised to include the effect of dividend expense on securities sold short which increased the ratio by 0.04% for the year 2009. The effect of dividend expense on securities sold short increased the ratio by 0.04%, 0.08% and 0.22% for the years 2010 and 2011 and the period ended June 30, 2012, respectively.
(2)	The ratio has been revised to include expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2012. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio excludes the effect of expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown. The ratio excludes the effect of dividend expense on securities sold short.
(5)	Amount includes Capital Gains distributions received by the Fund from the GuideStone Money Market Fund. The amount of these distributions represents less than $0.005 per share.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. DESCRIPTION OF THE FUNDS

GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established twenty-seven series (each, a “Fund” and together, the “Funds”). Each Fund is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The MyDestination 2005, MyDestination 2015, MyDestination 2025, MyDestination 2035, MyDestination 2045 and MyDestination 2055 Funds, each referred to as a “Date Target Fund” and together as the “Date Target Funds.” The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I are each referred to as an “Asset Allocation Fund” and together as the “Asset Allocation Funds.” The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund and Global Bond Fund are together referred to as the “Bond Funds.” The Defensive Market Strategies Fund, Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund are together referred to as the “Equity Funds.” The Inflation Protected Bond Fund and the Real Estate Securities Fund may also be referenced as the “Real Return Select Fund(s).” The Defensive Market Strategies Fund commenced operations as a registered investment company on September 1, 2011. The MyDestination 2055 Fund commenced operations as a registered investment company on January 1, 2012.

There are two classes of shares issued by the Funds — the GS2 Class and the GS4 Class (each, a “Class” and together the “Classes”), except for the Date Target Funds, the Inflation Protected Bond Fund, the Global Bond Fund, and the Real Estate Securities Fund, which issued the GS4 Class only. The Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I issued the GS2 Class only. All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Asset Allocation and Date Target Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Asset Allocation and Date Target Funds are commonly referred to as “Fund of Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America which require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

a. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the ‘‘Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective methods that take into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1 – quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3 –	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Management has determined that the amount of transfers between Level 1 and Level 2 and between Level 2 and Level 3 compared to total net assets of the applicable Funds is not material; therefore, the transfers between Level 1 and Level 2 and between Level 2 and Level 3 are not shown for the six months ended June 30, 2012.

b. Equity Linked Securities

The Defensive Market Strategies Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

c. Fixed Income Securities

The Bond Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the six months ended June 30, 2012, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be sold increases prior to settlement date of the Fund’s other assets.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the Federal Housing Finance Authority (“FHFA”) to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases, of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date.

The problems faced by the GSEs resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011 outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

Based on quarterly loss figures, in August 2011, both GSEs requested additional support from the U.S. Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments to the U.S. Treasury). In November 2011, Freddie Mac also requested an additional $6 billion in aid from the U.S. Treasury. Further, when a ratings agency down graded long-term U.S. government debt in August 2011, the agency also down graded the GSEs’ bond ratings, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their MBS). The U.S. Government’s commitment to ensure that the GSEs have sufficient capital to meet their obligations is, however, unaffected by the down grade.

Serious discussions among policymakers continue, however, as to whether the GSEs should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae and Freddie Mac also are the subject to several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

d. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

e. Loan Participations

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

f. PIPEs

The Small Cap Equity Fund invests in Private Investment in Public Equity (“PIPE”) securities. PIPES involve the purchase of securities directly from a publicly traded company by a Fund. PIPES are restricted securities and cannot be immediately resold into the public markets. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. Risks include the potential decline in the value of the publicly traded company, the potential dilution of shareholder equity and the inability of the Fund to liquidate the position quickly.

g. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

h. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

i. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 5% of the Fund’s assets.

At June 30, 2012, the value of securities sold short in the Defensive Market Strategies and International Equity Fund amounted to $30,889,752 and $64,976,767, respectively.

j. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Bond Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Defensive Market Strategies Fund and Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the six months ended June 30, 2012, all of the Funds maintained the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector.

Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange (the “CME”) where the CME is the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the CME, as counterparty, monitors risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of June 30, 2012, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $39,041,121 and $46,132,000, respectively, and the sellers (“providing protection”) on a total notional amount of $700,000 and $18,250,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total

Low-Duration Bond Fund
Fair value of written credit derivatives	$2,072	$—	$—	$—	$2,072
Maximum potential amount of future payments	700,000	—	—	—	700,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

Medium-Duration Bond Fund

Fair value of written credit derivatives	$(72,365)	$(18,280)	$(59,035)	$—	$(149,680)
Maximum potential amount of future payments	5,000,000	1,000,000	12,250,000	—	18,250,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total

Low-Duration Bond Fund
0 - 100	$—	$—	$700,000	$—	$—	$700,000
101 - 250	—	—	—	—	—	—
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000		—	—	—	—	—

Total	$—	$—	$700,000	$—	$—	$700,000

Medium-Duration Bond Fund

0 - 100	$—	$—	$13,150,000	$—	$—	$13,150,000
101 - 250	—	—	1,000,000	—	—	1,000,000
251 - 500	—	—	—	4,100,000	—	4,100,000
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—		—	—	—

Total	$—	$—	$14,150,000	$4,100,000	$—	$18,250,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers,	Options written at value
at value
	Receivables: Variation margin on financial futures	Payables: Variation margin on financial futures
	contracts*	contracts*
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers,	Options written at value
at value
	Receivables: Variation margin on financial futures	Payables: Variation margin on financial futures
	contracts*	contracts*
	Unrealized appreciation on foreign currency	Unrealized depreciation on foreign currency
	exchange contracts	exchange contracts
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Equity contracts	Investments in securities of unaffiliated issuers,	Options written at value
at value
	Receivables: Variation margin on financial futures	Payables: Variation margin on financial futures
	contracts*	contracts*

*

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and exchange traded swap contracts. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until June 30, 2012.

	Asset Derivative Value
Fund	Total Value at 06/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$15,550	$(297)	$—	$—	$15,847

MyDestination 2015 Futures	$108,114	$156	$—	$—	$107,958

MyDestination 2025 Futures	$123,273	$1,328	$—	$—	$121,945

MyDestination 2035 Futures	$104,653	$1,781	$—	$—	$102,872

MyDestination 2045 Futures	$61,614	$594	$—	$—	$61,020

Conservative Allocation Futures	$44,212	$(1,778)	$—	$—	$45,990

Balanced Allocation Futures	$519,007	$16,455	$—	$—	$502,552

Growth Allocation Futures	$446,393	$5,235	$—	$—	$441,158

Aggressive Allocation Futures	$649,996	$—	$—	$—	$649,996

Conservative Allocation I Futures	$10,550	$(250)	$—	$—	$10,800

	Asset Derivative Value
Fund	Total Value at 06/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Balanced Allocation I Futures	$119,526	$2,666	$—	$—	$116,860

Growth Allocation I Futures	$99,243	$1,249	$—	$—	$97,994

Aggressive Allocation I Futures	$87,633	$—	$—	$—	$87,633

Low-Duration Bond
Forwards	$1,354,566	$—	$1,354,566	$—	$—
Futures	(27,333)	(27,333)	—	—	—
Purchased Options	301,916	—	301,916	—	—
Swaps	2,955,850	895,188	—	2,060,662	—

Totals	$4,584,999	$867,855	$1,656,482	$2,060,662	$—

Medium-Duration Bond
Forwards	$813,591	$—	$813,591	$—	$—
Futures	171,738	171,738	—	—	—
Purchased Options	53,519	53,519	—	—	—
Swaps	3,127,048	2,539,215	—	587,833	—

Totals	$4,165,896	$2,764,472	$813,591	$587,833	$—

Inflation Protected Bond Futures	$(17,144)	$(17,144)	$—	$—	$—

Global Bond Fund
Forwards	$939,937	$—	$939,937	$—	$—
Futures	2,146	2,146	—	—	—
Purchased Options	4,095	—	4,095	—	—

Total	$946,178	$2,146	$944,032	$—	$—

Defensive Market Strategies
Forwards	$2,399	$—	$2,399	$—	$—
Futures	344,378	—	—	—	344,378
Purchased Options	9,632	—	—	—	9,632

Total	$356,409	$—	$2,399	$—	$354,010

Equity Index Futures	$487,983	$—	$—	$—	$487,983

Real Estate Securities Futures	$176,270	$—	$—	$—	$176,270

Value Equity Futures	$912,853	$—	$—	$—	$912,853

Growth Equity Fund Futures	$2,024,443	$—	$—	$—	$2,024,443

Small Cap Equity
Forwards	$44,828	$—	$44,828	$—	$—
Futures	2,396,557	(1,698)	—	—	2,398,255
Purchased Options	19,437	19,437	—	—	—

Total	$2,460,822	$17,739	$44,828	$—	$2,398,255

	Asset Derivative Value
Fund	Total Value at 06/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$3,180,013	$—	$3,180,013	$—	$—
Futures	6,294,778	—	269,925	—	6,024,853

Total	$9,474,791	$—	$3,449,938	$—	$6,024,853

	Liability Derivative Value
Fund	Total Value at 06/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$944,808	$—	$944,808	$—	$—
Futures	50,089	50,089	—	—	—
Written Options	416,036	307,713	108,323	—	—
Swaps	177,050	101,034	—	76,016	—

Totals	$1,587,983	$458,836	$1,053,131	$76,016	$—

Medium-Duration Bond
Forwards	$974,604	$—	$974,604	$—	$—
Futures	237,325	237,325	—	—	—
Written Options	392,108	392,108	—	—	—
Swaps	877,189	448,033	—	429,156	—

Totals	$2,481,226	$1,077,466	$974,604	$429,156	$—

Inflation Protected Bond
Futures	$(156,604)	$(156,604)	$—	$—	$—

Global Bond
Forwards	$561,532	$—	$561,532	$—	$—
Futures	48,348	48,348	—	—	—

Totals	$609,880	$48,348	$561,532	$—	$—

Defensive Market Strategies
Forwards	$52,161	$—	$52,161	$—	$—

Totals	$52,161	$—	$52,161	$—	$—

Small Cap Equity
Forwards	$8,238	$—	$8,238	$—	$—
Futures	99,224	99,224	—	—	—
Written Options	12,562	12,562	—	—	—

Totals	$120,024	$111,786	$8,238	$—	$—

International Equity
Forwards	$2,494,357	$—	$2,494,357	$—	$—
Futures	156,118	—	—	—	156,118

Totals	$2,650,475	$—	$2,494,357	$—	$156,118

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency transactions
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net realized gain (loss) from: Futures transactions
Net change in unrealized appreciation (depreciation) on: Foreign currency translations
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Futures
Credit contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements
Equity contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$24,122	$9,126	$—	$—	$14,996

MyDestination 2015 Futures	$186,394	$63,730	$—	$—	$122,664

MyDestination 2025 Futures	$148,071	$51,087	$—	$—	$96,984

MyDestination 2035 Futures	$161,520	$10,526	$—	$—	$150,994

MyDestination 2045 Futures	$85,590	$3,518	$—	$—	$82,072

Conservative Allocation Futures	$74,544	$1,312	$—	$—	$73,232

Balanced Allocation Futures	$905,644	$261,185	$—	$—	$644,459

Growth Allocation Futures	$1,120,507	$67,956	$—	$—	$1,052,551

Aggressive Allocation Futures	$969,834	$—	$—	$—	$969,834

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Conservative Allocation I Futures	$6,130	$(307)	$—	$—	$6,437

Balanced Allocation I Futures	$276,318	$33,187	$—	$—	$243,131

Growth Allocation I Futures	$223,575	$10,714	$—	$—	$212,861

Aggressive Allocation I Futures	$128,731	$—	$—	$—	$128,731

Low-Duration Bond
Forwards	$1,518,884	$—	$1,518,884	$—	$—
Futures	80,879	80,879	—	—	—
Swaps	334,206	392,282	—	(58,076)	—
Written Options	32,765	32,765	—	—	—

Totals	$1,966,734	$505,926	$1,518,884	$(58,076)	$—

Medium-Duration Bond
Forwards	$73,888	$—	$73,888	$—	$—
Futures	307,762	307,762	—	—	—
Purchased Options	(32,787)	(32,787)	—	—	—
Swaps	350,277	679,281	—	(329,004)	—
Written Options	136,993	136,993	—	—	—

Totals	$836,133	$1,091,249	$73,888	$(329,004)	$—

Inflation Protected Bond
Futures	$134,963	$134,963	$—	$—	$—

Global Bond
Forwards	$493,717	$—	$493,717	$—	$—
Futures	(195,154)	(195,154)	—	—	—
Purchased Options	99,065	(21,398)	120,463	—	—

Total	$397,628	$(216,552)	$614,180	$—	$—

Defensive Market Strategies
Forwards	$178,557	$—	$178,557	$—	$—
Futures	306,334	—	—	—	306,334
Purchased Options	(159,048)	—	—	—	(159,048)
Written Options	49,010	—	—	—	49,010

Total	$374,853	$—	$178,557	$—	$196,296

Equity Index
Futures	$686,606	$—	$—	$—	$686,606

Real Estate Securities
Futures	$330,858	$—	$—	$—	$330,858

Value Equity
Futures	$1,807,776	$—	$—	$—	$1,807,776

Growth Equity
Futures	$3,673,828	$—	$—	$—	$3,673,828

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total Value at 06/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Small Cap Equity
Forwards	$93,488	$—	$93,488	$—	$—
Futures	3,613,330	(302,574)	—	—	3,915,904
Purchased Options	(12,754)	(12,754)	—	—	—
Written Options	29,778	29,778	—	—	—

Total	$3,723,842	$(285,550)	$93,488	$—	$3,915,904

International Equity
Forwards	$1,269,525	$—	$1,269,525	$—	$—
Futures	(8,984,359)	153,089	262,886	—	(9,400,334)

Total	$(7,714,834)	$153,089	$1,532,411	$—	$(9,400,334)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 06/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005 Futures	$10,523	$(2,750)	$—	$—	$13,273

MyDestination 2015 Futures	$80,547	$(15,345)	$—	$—	$95,892

MyDestination 2025 Futures	$78,762	$(8,423)	$—	$—	$87,185

MyDestination 2035 Futures	$78,450	$(172)	$—	$—	$78,622

MyDestination 2045 Futures	$48,893	$110	$—	$—	$48,783

Conservative Allocation Futures	$32,727	$(4,029)	$—	$—	$36,756

Balanced Allocation Futures	$309,841	$(38,443)	$—	$—	$348,284

Growth Allocation Futures	$168,845	$(8,215)	$—	$—	$177,060

Aggressive Allocation Futures	$260,877	$—	$—	$—	$260,877

Conservative Allocation I Futures	$6,353	$125	$—	$—	$6,228

Balanced Allocation I Futures	$9,166	$4,682	$—	$—	$4,484

Growth Allocation I Futures	$3,893	$2,202	$—	$—	$1,691

Aggressive Allocation I Futures	$8,490	$—	$—	$—	$8,490

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Total Value at 06/30/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$(507,756)	$—	$(507,756)	$—	$—
Futures	(117,542)	(117,542)	—	—	—
Purchased Options	208,429	—	208,429	—	—
Swaps	(141,859)	131,134	—	(272,993)	—
Written Options	46,270	93,937	(47,667)	—	—

Totals	$(512,458)	$107,529	$(346,994)	$(272,993)	$—

Medium-Duration Bond
Forwards	$378,481	$—	$378,481	$—	$—
Futures	(223,887)	(223,887)	—	—	—
Purchased Options	(115,879)	(115,879)	—	—	—
Swaps	958,967	778,749	—	180,218	—
Written Options	175,041	175,041	—	—	—

Totals	$1,172,723	$614,024	$378,481	$180,218	$—

Inflation Protected Bond
Futures	$177,230	$177,230	$—	$—	$—

Global Bond
Forwards	$(425,972)	$—	$(425,972)	$—	$—
Futures	(55,229)	(55,229)	—	—	—
Purchased Options	(50,661)	—	(50,661)	—	—

Total	$(531,862)	$(55,229)	$(476,633)	$—	$—

Defensive Market Strategies
Forwards	$(67,657)	$—	$(67,657)	$—	$—
Futures	230,911	—	—	—	230,911
Purchased Options	28,201	—	—	—	28,201
Written Options	(3,192)	—	—	—	(3,192)

Total	$188,263	$—	$(67,657)	$—	$255,920

Equity Index
Futures	$233,425	$—	$—	$—	$233,425

Real Estate Securities
Futures	$122,650	$—	$—	$—	$122,650

Value Equity
Futures	$199,167	$—	$—	$—	$199,167

Growth Equity
Futures	$1,270,359	$—	$—	$—	$1,270,359

Small Cap Equity
Forwards	$(57,180)	$—	$(57,180)	$—	$—
Futures	1,126,456	(128,773)	—	—	1,255,229
Purchased Options	(14,524)	(14,524)	—	—	—
Written Options	15,305	15,305	—	—	—

Total	$1,070,057	$(127,992)	$(57,180)	$—	$1,255,229

International Equity
Forwards	$224,517	$—	$224,517	$—	$—
Futures	4,951,152	—	(179,954)	—	5,131,106

Total	$5,175,669	$—	$44,563	$—	$5,131,106

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the six months ended June 30, 2012. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Asset Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$1,345,827	$—	$—
MyDestination 2015	—	4,722,858	—	—
MyDestination 2025	—	5,048,065	—	—
MyDestination 2035	—	3,212,870	—	—
MyDestination 2045	—	2,165,896	—	—
Conservative Allocation	—	4,296,227	—	—
Balanced Allocation	—	22,944,769	—	—
Growth Allocation	—	15,630,039	—	—
Aggressive Allocation	—	14,549,305	—	—
Conservative Allocation I	—	1,020,841	—	—
Balanced Allocation I	—	5,392,457	—	—
Growth Allocation I	—	3,670,122	—	—
Aggressive Allocation I	—	2,412,139	—	—
Low-Duration Bond	25,685,150	134,739,333	58,392	65,332,804
Medium-Duration Bond	41,332,965	72,607,165	88,765	134,057,183
Inflation Protected Bond	—	22,170,773	—	—
Global Bond	41,568,270	1,998,384	39,559	—
Defensive Market Strategies	602,288	8,978,803	55,753	—
Equity Index	—	26,580,565	—	—
Real Estate Securities	—	5,433,665	—	—
Value Equity	—	25,181,394	—	—
Growth Equity	—	53,020,485	—	—
Small Cap Equity	659,832	63,158,791	23,611	—
International Equity	194,824,597	155,113,587	—	—

	Liability Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$80,448,439	$26,409,128	$273,453	$—
Medium-Duration Bond	82,025,276	75,754,382	367,266	—
Inflation Protected Bond	—	16,822,714	—	—
Global Bond	41,908,123	7,399,276	—	—
Defensive Market Strategies	4,570,419	—	22,472	—
Small Cap Equity	1,781,750	21,747,665	21,175	—
International Equity	209,016,366	38,276,458	—	—

k. Dividends and Distributions to Shareholders

Dividends from net investment income for the Money Market Fund are declared daily and paid monthly. Dividends from net investment income for the Bond Funds are declared and paid monthly. Dividends from net investment income, if any, for the Defensive Market Strategies Fund, Equity Index Fund, Real Estate Securities Fund, Value Equity Fund and Growth Equity Fund are declared and paid semi-annually. Dividends from net investment income, if any, for the Small Cap Equity Fund, International

Equity Fund, the Asset Allocation Funds and the Date Target Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

l. Expenses

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent, shareholder servicing and distribution fees.

m. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are on an identified cost basis.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Investment Advisory Fees

Pursuant to a separate investment advisory agreement, GuideStone Capital Management (“GSCM” or “Adviser”) acts as the Adviser to the Funds. As Adviser, it supervises the investments of the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds.

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the six months ended June 30, 2012, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2005	0.10%	0.00%
MyDestination 2015	0.10%	0.00%
MyDestination 2025	0.10%	0.00%
MyDestination 2035	0.10%	0.00%
MyDestination 2045	0.10%	0.00%
MyDestination 2055	0.10%	0.00%
Conservative Allocation	0.10%	0.00%
Balanced Allocation	0.10%	0.00%
Growth Allocation	0.10%	0.00%
Aggressive Allocation	0.10%	0.00%
Conservative Allocation I	0.10%	0.00%
Balanced Allocation I	0.10%	0.00%
Growth Allocation I	0.10%	0.00%
Aggressive Allocation I	0.10%	0.00%
Money Market	0.09%	0.07%
Low-Duration Bond	0.13%	0.21%
Medium-Duration Bond	0.21%	0.21%
Extended-Duration Bond	0.25%	0.22%
Inflation Protected Bond	0.20%	0.12%
Global Bond	0.21%	0.26%
Defensive Market Strategies	0.37%	0.50%
Equity Index	0.13%	0.03%
Real Estate Securities	0.28%	0.43%
Value Equity	0.40%	0.24%
Growth Equity	0.45%	0.40%
Small Cap Equity	0.27%	0.65%
International Equity	0.47%	0.47%

For the six months ended June 30, 2012, advisory fees (excluding sub-advisory fees) and waivers for each Fund were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
MyDestination 2005	$34,329	$(29,951)	$4,378
MyDestination 2015	150,258	—	150,258
MyDestination 2025	153,650	—	153,650
MyDestination 2035	74,842	5,981	80,823
MyDestination 2045	51,190	(14,750)	36,440
MyDestination 2055	1,883	(54,706)	(52,823)
Conservative Allocation	149,595	(68,145)	81,450
Balanced Allocation	570,622	(73,051)	497,571
Growth Allocation	411,507	(64,085)	347,422
Aggressive Allocation	355,597	(59,387)	296,210
Conservative Allocation I	38,381	(26,194)	12,187
Balanced Allocation I	162,338	—	162,338
Growth Allocation I	102,906	(1,737)	101,169
Aggressive Allocation I	68,180	(11,072)	57,108
Money Market	574,851	—	574,851
Low-Duration Bond	498,531	(319,447)	179,084
Medium-Duration Bond	944,155	(482,605)	461,550
Extended-Duration Bond	528,844	(60,382)	468,462
Inflation Protected Bond	168,119	(14,268)	153,851

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Global Bond	$190,934	$(22,291)	$168,643
Defensive Market Strategies	627,584	(94,053)	533,531
Equity Index	154,363	(135,676)	18,687
Real Estate Securities	229,611	(6,183)	223,428
Value Equity	2,233,279	(27,510)	2,205,769
Growth Equity	2,716,082	(399,402)	2,316,680
Small Cap Equity	594,117	(126,431)	467,686
International Equity	2,921,617	(1,061,708)	1,859,909

b. Distribution and Shareholder Servicing Fees

The Board of Trustees has adopted a Shareholder Service Plan for the GS4 Class of each Select Fund. Under this Plan, the GS4 Class of each Select Fund is authorized to pay fees to parties that provide services for and maintain shareholder accounts. The GS4 Class of each Select Fund was authorized to pay service fees of 0.24% of average daily net assets.

The Board of Trustees voluntarily agreed to waive shareholder servicing fees and/or reimburse expenses for the GS4 Class of the Money Market Fund to the extent necessary to maintain a minimum daily net yield of at least 0.01%. This voluntary shareholder servicing fee waiver and expense reimbursement may be changed or terminated by the Board of Trustees at any time.

c. Expense Limitation

GSCM has agreed, through April 30, 2013, to waive fees and reimburse expenses of the GS2 Class and GS4 Class of each Fund (excluding interest, taxes, brokerage commissions, dividend expense on securities sold short and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each Class’s average daily net assets as follows:

	For the Period January 1, 2012 to June 30, 2012
Fund	GS2 Class	GS4 Class
MyDestination 2005	NA	0.20%
MyDestination 2015	NA	0.20%
MyDestination 2025	NA	0.20%
MyDestination 2035	NA	0.20%
MyDestination 2045	NA	0.20%
MyDestination 2055	NA	0.20%
Conservative Allocation	NA	0.12%
Balanced Allocation	NA	0.12%
Growth Allocation	NA	0.12%
Aggressive Allocation	NA	0.12%
Conservative Allocation I	0.15%	NA
Balanced Allocation I	0.15%	NA
Growth Allocation I	0.15%	NA
Aggressive Allocation I	0.15%	NA
Money Market	0.20%	0.39%
Low-Duration Bond	0.36%	0.57%
Medium-Duration Bond	0.48%	0.63%
Extended-Duration Bond	0.63%	0.75%
Inflation Protected Bond	NA	0.67%
Global Bond	NA	1.02%
Defensive Market Strategies	0.99%	1.25%
Equity Index	0.23%	0.38%
Real Estate Securities	NA	1.29%

	For the Period January 1, 2012 to June 30, 2012
Fund	GS2 Class	GS4 Class
Value Equity	0.74%	0.94%
Growth Equity	0.88%	1.06%
Small Cap Equity	1.12%	1.21%
International Equity(1)	0.96%	1.20%

(1)	Expense limitation for the period May 1, 2012 to June 30, 2012. For the period January 1, 2012 to April 30, 2012, the expense limitation was 0.94% for GS2 Class and 1.18% for GS4 Class.

Each Fund in turn agrees to reimburse GSCM for any operating expenses in excess of the expense limitation paid, waived or assumed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by GSCM.

At June 30, 2012, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	GS2 Class				GS4 Class
	2009	2010	2011	2012	2009	2010	2011	2012
MyDestination 2005	NA	NA	NA	NA	$34,663	$37,982	$91,223	$29,951
MyDestination 2015	NA	NA	NA	NA	NA	NA	NA	NA
MyDestination 2025	NA	NA	NA	NA	NA	NA	NA	NA
MyDestination 2035	NA	NA	NA	NA	36,941	29,344	40,727	NA
MyDestination 2045	NA	NA	NA	NA	60,981	53,661	74,220	14,750
MyDestination 2055	NA	NA	NA	NA	NA	NA	NA	54,706
Conservative Allocation	NA	NA	NA	NA	94,137	85,986	148,927	68,145
Balanced Allocation	NA	NA	NA	NA	97,716	44,858	157,363	73,051
Growth Allocation	NA	NA	NA	NA	102,990	65,662	133,967	64,085
Aggressive Allocation	NA	NA	NA	NA	116,674	59,666	129,580	59,387
Conservative Allocation I	$41,261	$33,009	$66,248	$26,194	NA	NA	NA	NA
Balanced Allocation I	NA	NA	NA	NA	NA	NA	NA	NA
Growth Allocation I	NA	NA	2,458	1,737	NA	NA	NA	NA
Aggressive Allocation I	14,709	7,100	38,072	11,072	NA	NA	NA	NA
Money Market	NA	NA	NA	NA	NA	NA	NA	NA
Low-Duration Bond	62,697	55,742	59,610	27,560	480,368	468,377	501,417	256,462
Medium-Duration Bond	21,118	962	34,814	16,052	829,796	799,436	701,423	372,292
Extended-Duration Bond	NA	NA	NA	NA	112,701	108,124	141,631	50,542
Inflation Protected Bond	NA	NA	NA	NA	NA	NA	NA	NA
Global Bond	NA	NA	NA	NA	NA	NA	NA	NA
Defensive Market Strategies	NA	NA	8,654	18,863	NA	NA	20,289	48,675
Equity Index	NA	NA	963	2,911	152,180	128,840	240,739	119,836
Real Estate Securities	NA	NA	NA	NA	NA	NA	NA	NA
Value Equity	NA	NA	NA	NA	233,562	159,664	NA	NA
Growth Equity	4,179	NA	NA	2,253	990,164	1,049,330	775,619	335,761
Small Cap Equity	NA	NA	NA	NA	244,965	188,066	232,755	103,957
International Equity	451,372	483,790	494,427	178,445	2,302,219	2,260,849	2,083,992	787,243

During	the six months ended June 30, 2012, GSCM recaptured the following amounts:

	GS2 Class	GS4 Class
MyDestination 2035	NA	$5,982

d. Brokerage Service Arrangements

The Adviser directs the sub-advisers to place a certain percentage of security trades (if feasible) with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds shown below.

Fund	Expenses Paid Through Brokerage Service Arrangements
Value Equity	$37,272
Growth Equity	20,934
Small Cap Equity	57,912

e. Administrator, Transfer Agent and Distributor

For its services as Administrator, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, currently range between 0.004% and 0.02% of average daily net assets. For its services as Transfer Agent, BNY Mellon receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended June 30, 2012, BNY Mellon received $1,831,424 in aggregate fees and expenses for services rendered under the various agreements described above.

Certain employees of BNY Mellon are officers of the Funds. BNY Mellon serves as Administrator and Transfer Agent of the Funds.

Effective March 31, 2012, the Bank of New York Mellon Corporation sold BNY Mellon Distributors LLC and its four subsidiaries to Foreside Distributors, a subsidiary of Foreside Financial Group (the “Transaction”). Upon the closing of the Transaction, the Distributor became an indirect, wholly owned subsidiary of Foreside Financial Group, and the Distributor was named Foreside Funds Distributors LLC.

Foreside Funds Distributors LLC serves as the Underwriter and does not receive any fees in its capacity as Underwriter from GuideStone Funds. The fees are paid by GSCM.

f. Investments in Affiliates

A summary of the Fund of Fund’s total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the six months ended June 30, 2012 is as follows:

	Total Value at 12/31/11	Total Value at 06/30/12	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2005
Money Market	$1,386,612	$1,427,361	$10,768,014	$10,727,265	$62	$—
Low-Duration Bond	16,235,367	19,887,205	3,693,442	250,000	169,419	17,104
Medium-Duration Bond	11,308,110	12,252,756	1,204,311	620,000	114,760	24,291
Inflation Protected Bond	9,377,236	10,585,429	1,719,031	625,000	122,528	110,128
Global Bond	52,899	—	233	55,583	233	—
Defensive Market Strategies	9,038,741	9,756,033	550,993	198,840	60,446	27,557
Real Estate Securities	1,702,039	1,673,899	123,487	369,000	8,607	—
Value Equity	4,541,842	4,986,919	462,002	340,000	60,002	—
Growth Equity	4,431,783	4,954,946	360,000	347,500	—	—
Small Cap Equity	1,126,770	1,233,501	134,000	109,000	—	—
International Equity	5,341,531	6,103,776	994,700	390,000	—	—

	$64,542,930	$72,861,825	$20,010,213	$14,032,188	$536,057	$179,080

	Total Value at 12/31/11	Total Value at 06/30/12	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2015
Money Market	$4,844,410	$4,679,270	$29,149,507	$29,314,647	$238	$—
Low-Duration Bond	21,071,512	26,597,050	5,485,605	240,000	227,661	22,943
Medium-Duration Bond	32,459,757	38,627,410	5,249,971	175,000	354,689	73,802
Extended-Duration Bond	11,127,277	12,037,354	545,112	275,000	188,897	27,715
Inflation Protected Bond	31,725,979	38,358,536	8,036,369	1,787,000	438,699	392,030
Global Bond	11,504,217	12,936,511	1,342,603	165,000	370,603	—
Defensive Market Strategies	52,836,889	62,618,098	7,663,474	—	387,212	176,532
Real Estate Securities	15,453,303	17,452,374	1,092,385	1,153,000	88,385	—
Value Equity	27,702,598	30,700,540	1,523,445	500,000	363,445	—
Growth Equity	26,610,921	29,964,559	810,000	500,000	—	—
Small Cap Equity	7,117,321	7,934,986	317,500	—	—	—
International Equity	31,421,274	37,696,747	5,738,650	177,000	—	—

	$273,875,458	$319,603,435	$66,954,621	$34,286,647	$2,419,829	$693,022

MyDestination 2025
Money Market	$4,563,617	$5,237,362	$31,001,439	$30,327,694	$251	$—
Low-Duration Bond	3,907,553	6,088,051	2,122,743	—	48,474	4,738
Medium-Duration Bond	22,775,602	27,209,485	4,145,819	500,000	253,495	52,824
Extended-Duration Bond	18,932,605	21,063,723	1,863,269	855,000	332,700	49,569
Inflation Protected Bond	5,127,095	7,589,122	2,545,033	153,935	84,850	71,683
Global Bond	18,375,272	21,063,085	2,449,662	175,000	606,312	—
Defensive Market Strategies	42,253,683	52,912,587	8,960,436	—	326,811	148,995
Real Estate Securities	18,463,641	21,101,634	1,274,769	1,130,000	106,769	—
Value Equity	41,020,132	45,994,866	2,094,505	—	544,505	—
Growth Equity	39,763,711	45,008,305	735,000	—	—	—
Small Cap Equity	12,987,798	14,180,511	296,000	—	—	—
International Equity	49,595,383	56,636,740	6,483,100	475,000	—	—

	$277,766,092	$324,085,471	$63,971,775	$33,616,629	$2,304,167	$327,809

MyDestination 2035
Money Market	$3,087,962	$3,517,075	$15,244,755	$14,815,642	$161	$—
Medium-Duration Bond	2,765,813	3,877,272	1,005,178	—	34,630	7,048
Extended-Duration Bond	2,903,731	3,825,851	857,894	130,000	57,405	8,489
Global Bond	8,136,904	10,373,509	2,316,079	260,000	293,399	—
Real Estate Securities	9,369,933	11,118,425	1,192,896	765,000	55,396	—
Value Equity	29,263,689	35,084,079	3,817,833	—	412,308	—
Growth Equity	28,653,926	34,617,500	2,696,480	—	—	—
Small Cap Equity	10,461,907	12,520,691	1,351,500	—	—	—
International Equity	36,407,178	44,645,928	7,622,508	—	—	—

	$131,051,043	$159,580,330	$36,105,123	$15,970,642	$853,299	$15,537

	Total Value at 12/31/11	Total Value at 06/30/12	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2045
Money Market	$2,134,540	$2,104,251	$10,685,729	$10,716,018	$110	$—
Extended-Duration Bond Fund	823,344	1,076,860	240,279	43,500	16,686	2,492
Global Bond Fund	4,414,133	5,258,938	872,978	125,000	152,478	—
Real Estate Securities	7,964,747	9,755,257	1,095,060	448,000	48,560	—
Value Equity	20,375,280	24,720,686	2,925,848	—	290,848	—
Growth Equity	20,022,846	24,408,133	2,099,930	35,500	—	—
Small Cap Equity	7,707,387	9,395,437	1,192,500	19,500	—	—
International Equity	26,136,474	31,865,231	5,502,311	270,000	—	—

	$89,578,751	$108,584,793	$24,614,635	$11,657,518	$508,682	$2,492

MyDestination 2055 Fund
Money Market	$—	$118,951	$4,256,705	$4,137,755	$2	$—
Global Bond Fund	—	221,690	219,345	—	5,549	—
Real Estate Securities Fund	—	452,149	408,948	1,500	2,191	—
Value Equity	—	1,034,006	1,002,091	—	11,778	—
Growth Equity	—	1,016,824	953,900	—	—	—
Small Cap Equity	—	394,059	380,700	—	—	—
International Equity	—	1,329,704	1,349,900	—	—	—

	$—	$4,567,383	$8,571,589	$4,139,255	$19,520	$—

Conservative Allocation
Money Market	$6,146,479	$4,451,845	$14,529,673	$16,224,307	$186	$—
Low-Duration Bond	171,140,785	179,250,469	7,065,761	1,050,000	1,611,472	165,709
Inflation Protected Bond	42,477,796	44,092,767	1,700,328	590,000	512,220	469,108
Defensive Market Strategies	21,686,756	22,746,944	606,898	425,000	142,110	64,788
Value Equity	15,809,176	16,149,884	441,188	1,250,000	191,188	—
Growth Equity	15,024,688	15,779,311	250,000	1,250,000	—	—
Small Cap Equity	3,594,583	3,587,235	340,000	650,000	—	—
International Equity	17,324,412	19,518,527	1,650,000	—	—	—

	$293,204,675	$305,576,982	$26,583,848	$21,439,307	$2,457,176	$699,605

Balanced Allocation
Money Market	$27,644,304	$23,489,350	$24,517,460	$28,672,414	$1,349	$—
Low-Duration Bond	158,119,436	164,186,593	4,132,360	—	1,480,280	152,080
Medium-Duration Bond	224,775,387	240,819,294	9,718,194	700,000	2,243,810	474,385
Extended-Duration Bond	91,687,129	97,199,361	4,377,787	4,120,000	1,549,824	225,963
Global Bond	52,881,287	56,407,210	2,339,664	—	1,639,664	—
Defensive Market Strategies	108,238,087	112,597,599	1,024,148	1,000,000	703,445	320,704
Value Equity	130,871,501	137,794,629	1,631,265	3,800,000	1,631,265	—
Growth Equity	126,729,193	133,373,260	—	7,850,000	—	—
Small Cap Equity	29,331,011	30,370,053	—	1,000,000	—	—
International Equity	146,063,033	151,832,044	4,050,000	2,000,000	—	—

	$1,096,340,368	$1,148,069,393	$51,790,878	$49,142,414	$9,249,637	$1,173,132

	Total Value at 12/31/11	Total Value at 06/30/12	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Growth Allocation
Money Market	$19,900,650	$13,832,923	$20,756,461	$26,824,189	$862	$—
Low-Duration Bond	56,051,733	57,421,618	2,082,887	1,400,000	528,401	54,487
Medium-Duration Bond	79,774,068	86,922,993	4,981,201	350,000	809,780	171,421
Extended-Duration Bond	31,171,733	32,393,317	2,606,271	3,200,000	529,449	76,823
Global Bond	18,983,314	19,743,396	582,264	250,000	582,264	—
Value Equity	173,231,995	180,732,428	2,139,579	6,600,000	2,139,579	—
Growth Equity	167,612,841	175,408,649	—	11,350,000	—	—
Small Cap Equity	39,738,385	41,489,286	—	1,000,000	—	—
International Equity	195,689,851	205,956,095	5,450,000	—	—	—

	$782,154,570	$813,900,705	$38,598,663	$50,974,189	$4,590,335	$302,731

Aggressive Allocation
Money Market	$16,535,540	$15,194,581	$26,094,589	$27,435,547	$694	$—
Value Equity	197,124,381	205,244,868	2,429,767	7,900,000	2,429,767	—
Growth Equity	192,888,334	199,284,990	—	15,750,000	—	—
Small Cap Equity	44,228,930	45,169,661	—	2,078,000	—	—
International Equity	225,653,215	234,254,827	3,250,000	—	—	—

	$676,430,400	$699,148,927	$31,774,356	$53,163,547	$2,430,461	$—

Conservative Allocation I
Money Market	$859,133	$1,097,170	$5,753,166	$5,515,129	$139	$—
Low-Duration Bond	43,559,455	45,645,750	2,952,350	1,121,000	702,944	65,406
Inflation Protected Bond	10,807,705	11,221,879	734,851	450,000	131,262	120,589
Defensive Market Strategies	5,515,960	5,796,932	282,891	232,000	42,367	16,524
Value Equity	4,017,696	4,109,272	270,238	417,000	106,238	—
Growth Equity	3,819,314	4,017,510	164,000	417,000	—	—
Small Cap Equity	911,766	913,473	107,000	182,500	—	—
International Equity	4,406,763	4,964,634	520,000	102,000	—	—

	$73,897,792	$77,766,620	$10,784,496	$8,436,629	$982,950	$202,519

Balanced Allocation I
Money Market	$7,010,111	$5,920,629	$11,001,412	$12,090,894	$3,172	$—
Low-Duration Bond	44,791,872	46,965,830	2,140,971	228,000	720,148	66,823
Medium-Duration Bond	63,623,363	68,907,373	4,472,549	456,000	1,344,838	263,711
Extended-Duration Bond	25,954,308	27,784,965	2,535,604	1,300,000	1,259,835	171,769
Global Bond	14,982,036	16,131,140	929,178	116,000	469,178	—
Defensive Market Strategies	30,655,348	32,227,670	803,555	493,000	235,647	91,908
Value Equity	37,077,070	39,391,098	1,602,843	1,346,000	1,018,843	—
Growth Equity	35,923,504	38,137,108	540,000	2,471,000	—	—
Small Cap Equity	8,320,866	8,682,628	148,000	369,000	—	—
International Equity	41,343,318	43,370,420	1,940,000	996,000	—	—

	$309,681,796	$327,518,861	$26,114,112	$19,865,894	$5,051,661	$594,211

	Total Value at 12/31/11	Total Value at 06/30/12	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Growth Allocation I
Money Market	$3,847,733	$3,205,733	$8,774,538	$9,416,538	$1,917	$—
Low-Duration Bond	14,239,026	14,455,680	800,798	668,000	223,991	20,807
Medium-Duration Bond	20,245,166	21,893,212	1,767,036	520,000	423,286	82,750
Extended-Duration Bond	7,916,608	8,150,766	978,996	932,000	377,254	50,742
Global Bond	4,821,627	4,969,420	205,611	168,000	145,611	—
Value Equity	44,000,680	45,473,566	1,663,573	2,647,000	1,171,558	—
Growth Equity	42,565,649	44,148,841	228,000	3,526,000	—	—
Small Cap Equity	10,088,993	10,438,801	138,000	500,000	—	—
International Equity	49,669,938	51,785,957	2,008,000	1,256,000	—	—

	$197,395,420	$204,521,976	$16,564,552	$19,633,538	$2,343,617	$154,299

Aggressive Allocation I
Money Market	$2,463,786	$2,093,313	$6,246,491	$6,616,964	$1,180	$—
Value Equity	37,889,295	39,464,957	1,307,042	1,840,000	1,018,932	—
Growth Equity	37,068,247	38,333,969	96,000	3,124,000	—	—
Small Cap Equity	8,495,806	8,686,684	150,000	548,000	—	—
International Equity	43,344,744	45,011,350	1,442,000	872,000	—	—

	$129,261,878	$133,590,273	$9,241,533	$13,000,964	$1,020,112	$—

4. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At June 30, 2012, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral	Total Value of Collateral
Low-Duration Bond	$56,638,978	$(63,148,921)	$—	$(63,148,921)
Medium-Duration Bond	58,243,587	(60,749,614)	104,680	(60,644,934)
Extended-Duration Bond	38,776,939	(29,153,001)	—	(29,153,001)
Global Bond	28,934,451	(34,312,294)	23,538	(34,288,756)
Defensive Market Strategies	57,465,697	(57,575,888)	53,027	(57,522,861)
Equity Index	18,278,281	(21,429,028)	122,507	(21,306,521)
Real Estate Securities	21,685,047	(27,574,565)	—	(27,574,565)
Value Equity	83,861,352	(83,958,936)	—	(83,958,936)
Growth Equity	136,274,158	(108,131,663)	2,184,182	(105,947,481)
Small Cap Equity	131,106,756	(140,541,498)	1,247,442	(139,294,056)
International Equity	134,841,485	(96,481,005)	7,653,563	(88,827,442)

5. 10% SHAREHOLDERS

The Date Target and Asset Allocation Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Date Target and Asset Allocation Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At June 30, 2012, the Date Target and Asset Allocation Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:

Fund	Low- Duration Bond	Medium- Duration Bond	Extended- Duration Bond	Inflation Protected Bond	Global Bond	Defensive Market Strategies	Real Estate Securities	Value Equity	Growth Equity	Small Cap Equity	International Equity
MyDestination 2005	2.32%	1.05%	—	6.00%	—	2.72%	0.93%	0.37%	0.38%	0.26%	0.46%
MyDestination 2015	3.10	3.33	2.08%	21.73	6.92	17.45	9.74	2.30	2.29	1.69	2.87
MyDestination 2025	0.71	2.34	3.63	4.30	11.26	14.75	11.78	3.44	3.44	3.03	4.31
MyDestination 2035	—	0.33	0.66	—	5.55	—	6.21	2.63	2.65	2.67	3.40
MyDestination 2045	—	—	0.19	—	2.81	—	5.45	1.85	1.87	2.01	2.42
MyDestination 2055	—	—	—	—	0.12	—	0.25	0.08	0.08	0.08	0.10
Conservative Allocation	20.88	—	—	24.97	—	6.34	—	1.21	1.21	0.77	1.49
Balanced Allocation	19.13	20.73	16.76	—	30.16	31.38	—	10.31	10.20	6.49	11.55
Growth Allocation	6.69	7.48	5.59	—	10.56	—	—	13.53	13.42	8.86	15.67
Aggressive Allocation	—	—	—	—	—	—	—	15.36	15.25	9.65	17.82
Conservative Allocation I	8.22	—	—	6.36	—	1.61	—	0.62	0.49	0.29	0.49
Balanced Allocation I	8.46	11.66	13.06	—	8.62	8.97	—	5.95	4.62	2.79	4.31
Growth Allocation I	2.60	3.70	3.83	—	2.66	—	—	6.87	5.35	3.36	5.14
Aggressive Allocation I	—	—	—	—	—	—	—	5.96	4.64	2.79	4.47

6. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2012, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2005	$8,527,124	$3,304,923	$—	$—
MyDestination 2015	34,692,500	4,972,000	—	—
MyDestination 2025	30,338,612	3,288,935	—	—
MyDestination 2035	19,991,693	1,155,000	—	—
MyDestination 2045	13,417,841	941,500	—	—
Conservative Allocation	8,897,580	5,215,000	—	—
Balanced Allocation	16,852,000	20,470,000	—	—
Growth Allocation	12,950,000	24,150,000	—	—
Aggressive Allocation	3,250,000	25,728,000	—	—
Conservative Allocation I	3,486,000	2,921,500	—	—
Balanced Allocation I	9,470,000	7,775,000	—	—
Growth Allocation I	5,294,000	10,217,000	—	—
Aggressive Allocation I	1,976,000	6,384,000	—	—
Low-Duration Bond	607,916,244	606,218,841	242,979,565	230,966,780
Medium-Duration Bond	2,478,560,045	2,578,707,918	255,109,447	245,991,796
Extended-Duration Bond	44,903,293	37,859,611	9,341,656	4,944,107
Inflation Protected Bond	—	—	111,608,548	99,265,437
Defensive Market Strategies	585,464,357	567,641,825	—	—
Equity Index	4,085,031	3,213,546	—	—
Real Estate Securities	89,428,694	82,282,876	—	—

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
Value Equity	$169,375,137)	$180,735,203)	$—	$—
Growth Equity	329,195,054	371,591,489	—	—
Small Cap Equity	280,994,677	284,063,651	11,767,786	11,315,294
International Equity	466,969,882	434,896,567	—	—

Financial Futures Contracts

Investments as of June 30, 2012, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
MSCI EAFE Index E-Mini	09/2012	2	$142,380	GSC	$3,714
MSCI Emerging Markets E-Mini	09/2012	1	47,235	GSC	1,246
S&P 500® E-Mini	09/2012	5	339,125	GSC	10,887
5-Year U.S. Treasury Note	09/2012	7	867,781	GSC	(297)

			$1,396,521		$15,550

MyDestination 2015 Fund
10-Year U.S. Treasury Note	09/2012	13	$1,733,875	GSC	$156
MSCI EAFE Index E-Mini	09/2012	9	640,710	GSC	37,681
MSCI Emerging Markets E-Mini	09/2012	6	283,410	GSC	7,473
S&P 500® E-Mini	09/2012	27	1,831,275	GSC	62,804

			$4,489,270		$108,114

MyDestination 2025 Fund
10-Year U.S. Treasury Note	09/2012	11	$1,467,125	GSC	$1,328
MSCI EAFE Index E-Mini	09/2012	15	1,067,850	GSC	43,859
MSCI Emerging Markets E-Mini	09/2012	8	377,880	GSC	6,573
S&P 500® E-Mini	09/2012	39	2,645,175	GSC	71,513

			$5,558,030		$123,273

MyDestination 2035 Fund
10-Year U.S. Treasury Note	09/2012	3	$400,125	GSC	$1,781
MSCI EAFE Index E-Mini	09/2012	12	854,280	GSC	38,004
MSCI Emerging Markets E-Mini	09/2012	5	236,175	GSC	5,715
S&P 500® E-Mini	09/2012	32	2,170,400	GSC	59,153

			$3,660,980		$104,653

MyDestination 2045 Fund
10-Year U.S. Treasury Note	09/2012	1	$133,375	GSC	$594
MSCI EAFE Index E-Mini	09/2012	7	498,330	GSC	23,268
MSCI Emerging Markets E-Mini	09/2012	4	188,940	GSC	4,982
S&P 500® E-Mini	09/2012	19	1,288,675	GSC	32,770

			$2,109,320		$61,614

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Conservative Allocation Fund
MSCI EAFE Index E-Mini	09/2012	5	$355,950	GSC	$21,193
MSCI Emerging Markets E-Mini	09/2012	2	94,470	GSC	2,491
S&P 500® E-Mini	09/2012	10	678,200	GSC	22,306
2-Year U.S. Treasury Note	09/2012	13	2,862,438	GSC	(1,778)

			$3,991,058		$44,212

Balanced Allocation Fund
10-Year U.S. Treasury Note	09/2012	12	$1,600,500	GSC	$7,125
Long U.S. Treasury Bond	09/2012	15	2,219,531	GSC	4,080
MSCI EAFE Index E-Mini	09/2012	45	3,203,550	GSC	190,735
MSCI Emerging Markets E-Mini	09/2012	23	1,086,405	GSC	28,647
S&P 500® E-Mini	09/2012	122	8,274,040	GSC	283,170
5-Year U.S. Treasury Note	09/2012	42	5,206,688	GSC	5,250

			$21,590,714		$519,007

Growth Allocation Fund
10-Year U.S. Treasury Note	09/2012	4	$533,500	GSC	$2,375
Long U.S. Treasury Bond	09/2012	5	739,844	GSC	1,360
MSCI EAFE Index E-Mini	09/2012	41	2,918,790	GSC	173,781
MSCI Emerging Markets E-Mini	09/2012	19	897,465	GSC	23,665
S&P 500® E-Mini	09/2012	105	7,121,100	GSC	243,712
5-Year U.S. Treasury Note	09/2012	12	1,487,625	GSC	1,500

			$13,698,324		$446,393

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	09/2012	61	$4,342,590	GSC	$252,361
MSCI Emerging Markets E-Mini	09/2012	30	1,417,050	GSC	37,366
S&P 500® E-Mini	09/2012	156	10,579,920	GSC	360,269

			$16,339,560		$649,996

Conservative Allocation Fund I
MSCI EAFE Index E-Mini	09/2012	1	$71,190	GSC	$4,239
S&P 500® E-Mini	09/2012	3	203,460	GSC	6,561
2-Year U.S. Treasury Note	09/2012	3	660,562	GSC	(250)

			$935,212		$10,550

Balanced Allocation Fund I
10-Year U.S. Treasury Note	09/2012	4	$533,500	GSC	$453
Long U.S. Treasury Bond	09/2012	4	591,875	GSC	1,088
MSCI EAFE Index E-Mini	09/2012	11	783,090	GSC	44,527
MSCI Emerging Markets E-Mini	09/2012	5	236,175	GSC	6,228
S&P 500® E-Mini	09/2012	29	1,966,780	GSC	66,105
5-Year U.S. Treasury Note	09/2012	9	1,115,719	GSC	1,125

			$5,227,139		$119,526

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Growth Allocation Fund I
10-Year U.S. Treasury Note	09/2012	1	$133,375	GSC	$594
Long U.S. Treasury Bond	09/2012	1	147,969	GSC	272
MSCI EAFE Index E-Mini	09/2012	11	783,090	GSC	46,624
MSCI Emerging Markets E-Mini	09/2012	4	188,940	GSC	4,982
S&P 500® E-Mini	09/2012	24	1,627,680	GSC	46,388
5-Year U.S. Treasury Note	09/2012	3	371,906	GSC	383

			$3,252,960		$99,243

Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	09/2012	8	$569,520	GSC	$33,909
MSCI Emerging Markets E-Mini	09/2012	4	188,940	GSC	4,982
S&P 500® E-Mini	09/2012	21	1,424,220	GSC	48,742

			$2,182,680		$87,633

Low-Duration Bond Fund
Euro-Bund	09/2012	(1)	$(178,309)	GSC	$3,453
10-Year Japanese Bond	09/2012	(4)	(7,190,342)	GSC	(19,042)
90-Day Euro	09/2012	2	497,600	CITI	119
10-Year U.S. Treasury Note	09/2012	(8)	(1,067,000)	CS	3,737
10-Year U.S. Treasury Note	09/2012	(9)	(1,200,375)	JPM	(952)
2-Year U.S. Treasury Note	09/2012	321	70,680,188	UBS	(22,078)
2-Year U.S. Treasury Note	09/2012	56	12,330,500	GSC	(7,106)
2-Year U.S. Treasury Note	09/2012	55	12,110,312	CS	(10,403)
5-Year U.S. Treasury Note	09/2012	(14)	(1,735,562)	JPM	(461)
5-Year U.S. Treasury Note	09/2012	(29)	(3,595,094)	GSC	(5,717)
5-Year U.S. Treasury Note	09/2012	(33)	(4,090,969)	UBS	(3,148)
5-Year U.S. Treasury Note	09/2012	(55)	(6,818,281)	CITI	(6,427)
5-Year U.S. Treasury Note	09/2012	(81)	(10,041,469)	CS	5,753
5-Year U.S. Treasury Note	09/2012	(101)	(12,520,844)	MLCS	(23,630)
90-Day Euro	12/2012	1	248,738	CITI	60
90-Day Euro	06/2013	2	497,250	CITI	10,082
90-Day Euro	06/2013	2	497,250	CITI	44
90-Day Euro	09/2013	2	497,150	CITI	119
90-Day Euro	09/2013	3	746,062	CITI	142
90-Day Euro	12/2013	2	497,000	CITI	194
90-Day Euro	06/2014	(1)	(248,312)	CITI	(1,640)
90-Day Euro	09/2014	(1)	(248,175)	CITI	(2,015)
90-Day Euro	12/2014	1	247,962	CITI	647
90-Day Euro	12/2014		—	GSC	—
90-Day Euro	03/2015	1	247,762	CITI	847

			$50,163,042		$(77,422)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Medium-Duration Bond Fund
10-Year U.S. Treasury Note	09/2012	124	$16,538,500	CITI	$1,876
10-Year U.S. Treasury Note	09/2012	(2)	(266,750)	GSC	(1,366)
10-Year U.S. Treasury Note	09/2012	(35)	(4,668,125)	MLCS	(28,551)
10-Year U.S. Treasury Note	09/2012	(40)	(5,335,000)	MSCS	(13,255)
10-Year U.S. Treasury Note	09/2012	(134)	(17,872,250)	JPM	736
Long U.S. Treasury Bond	09/2012	59	8,730,156	CITI	(9,562)
Long U.S. Treasury Bond	09/2012	(7)	(1,035,781)	GSC	10,040
Long U.S. Treasury Bond	09/2012	(9)	(1,331,719)	MSCS	5,877
Long U.S. Treasury Bond	09/2012	(12)	(1,775,625)	MLCS	11,055
Long U.S. Treasury Bond	09/2012	(32)	(4,735,000)	JPM	(21,760)
Ultra Long U.S. Treasury Bond	09/2012	65	10,844,844	CITI	84,626
Ultra Long U.S. Treasury Bond	09/2012	(4)	(667,375)	GSC	9,987
2-Year U.S. Treasury Note	09/2012	(1)	(220,187)	CITI	159
2-Year U.S. Treasury Note	09/2012	(1)	(220,188)	MLCS	28
2-Year U.S. Treasury Note	09/2012	(1)	(220,188)	MSCS	28
5-Year U.S. Treasury Note	09/2012	123	15,248,156	CITI	(3,174)
5-Year U.S. Treasury Note	09/2012	(1)	(123,969)	CITI	442
5-Year U.S. Treasury Note	09/2012	(2)	(247,938)	GSC	(491)
5-Year U.S. Treasury Note	09/2012	(54)	(6,694,312)	BAR	(7,613)
5-Year U.S. Treasury Note	09/2012	(91)	(11,281,156)	MSCS	(18,549)
90-Day Euro	09/2013	75	18,651,563	GSC	7,181
90-Day Euro	03/2014	36	8,943,300	CITI	17,112
90-Day Euro	03/2014	(75)	(18,631,875)	GSC	(13,569)
90-Day Euro	09/2014	71	17,620,425	CITI	73,679
90-Day Euro	03/2015	(36)	(8,919,450)	CITI	(41,121)
90-Day Euro	09/2015	(71)	(17,549,425)	CITI	(129,402)

			$(5,219,369)		$(65,587)

Inflation Protected Bond Fund
10-Year U.S. Treasury Note	09/2012	129	$17,205,375	UBS	$(21,586)
Long U.S. Treasury Bond	09/2012	(45)	(6,658,594)	UBS	52,487
Ultra Long U.S. Treasury Bond	09/2012	(41)	(6,840,594)	UBS	104,116
2-Year U.S. Treasury Note	09/2012	7	1,541,313	UBS	(490)
5-Year U.S. Treasury Note	09/2012	41	5,082,719	UBS	4,933

			$10,330,219		$139,460

Global Bond Fund
10-Year U.S. Treasury Note	09/2012	(14)	$(1,867,250)	GSC	$(5,342)
10-Year U.S. Treasury Note	09/2012	(19)	(2,534,125)	BAR	(15,710)
Long U.S. Treasury Bond	09/2012	3	443,906	BAR	2,146
Ultra Long U.S. Treasury Bond	09/2012	(10)	(1,668,438)	BAR	(26,822)
5-Year U.S. Treasury Note	09/2012	(3)	(371,906)	BAR	(689)
5-Year U.S. Treasury Note	09/2012	(6)	(743,812)	GSC	215

			$(6,741,625)		$(46,202)

Defensive Market Strategies Fund
S&P 500® E-Mini	09/2012	162	$10,986,840	GSC	$344,378

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Equity Index Fund
S&P 500®	09/2012	14	$4,747,400	GSC	$228,866
S&P 500® E-Mini	09/2012	127	8,613,140	GSC	259,117

			$13,360,540		$487,983

Real Estate Securities Fund
S&P 500® MidCap 400	09/2012	77	$7,234,150	GSC	$176,270

Value Equity Fund
S&P 500® E-Mini	09/2012	381	$25,839,420	GSC	$912,853

Growth Equity Fund
S&P 500® E-Mini	09/2012	901	$61,105,820	GSC	$2,024,443

Small Cap Equity Fund
90-Day Euro	09/2012	(14)	$(3,483,200)	GSC	$(2,420)
10-Year U.S. Treasury Note	09/2012	(82)	(10,936,750)	GSC	(49,306)
Long U.S. Treasury Bond	09/2012	(4)	(591,875)	GSC	2,807
Ultra Long U.S. Treasury Bond	09/2012	(14)	(2,335,812)	GSC	(29,530)
Russell 2000® IMM-Mini	09/2012	733	58,302,820	GSC	2,398,255
2-Year U.S. Treasury Note	09/2012	(51)	(11,229,563)	GSC	1,475
5-Year U.S. Treasury Note	09/2012	20	2,479,375	GSC	(1,698)
90-Day Euro	06/2013	(5)	(1,243,125)	GSC	(1,266)
90-Day Euro	12/2014	(45)	(11,158,312)	GSC	(20,984)

			$19,803,558		$2,297,333

International Equity Fund
AEX Index	07/2012	(21)	$(1,633,067)	BAR	$(85,203)
CAC40 Index	07/2012	344	13,895,824	BAR	733,074
IBEX 35	07/2012	55	4,862,370	BAR	388,278
OMX 30 Index	07/2012	140	2,082,053	BAR	98,176
Hang Seng Index	07/2012	(27)	(3,384,418)	BAR	(78,398)
MSCI Singapore Index	07/2012	11	576,767	BAR	13,195
TOPIX Index®	09/2012	59	5,675,987	BAR	424,326
ASX SPI 200 Index	09/2012	(192)	(19,931,230)	BAR	191,589
S&P/TSE 60 Index	09/2012	250	31,550,181	GSC	871,722
S&P/TSE 60 Index	09/2012	(140)	(18,189,962)	BAR	(359,185)
Canadian Dollar	09/2012	295	28,957,200	GSC	269,925
DAX Index	09/2012	25	5,071,106	BAR	232,283
FTSE MIB Index	09/2012	18	1,628,246	BAR	167,222
MSCI EAFE Index E-Mini	09/2012	574	40,863,060	GSC	2,361,493
MSCI Emerging Markets E-Mini	09/2012	300	14,170,500	GSC	369,809
FTSE 100 Index®	09/2012	222	19,202,610	BAR	365,275
Swiss Market Index Future	09/2012	(127)	(175,079)	JPM	175,079

			$125,222,148		$6,138,660

Forward Foreign Currency Contracts

As of June 30, 2012, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows.

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
07/16/12	Euro	77,000	U.S. Dollars	100,282	RBC	$(2,824)
07/18/12	Norwegian Krone	10,732,000	U.S. Dollars	1,794,103	UBS	8,739
10/17/12	U.S. Dollars	1,787,819	Norwegian Krone	10,732,000	UBS	(8,862)
02/01/13	Chinese Yuan Renminbi	2,090,196	U.S. Dollars	332,146	DEUT	(4,851)
07/02/12	Euro	7,300,000	U.S. Dollars	9,110,401	HKSB	127,996
07/03/12	British Pounds	434,000	U.S. Dollars	677,257	UBS	2,444
07/03/12	U.S. Dollars	342,453	British Pounds	217,000	GSC	2,603
07/03/12	U.S. Dollars	342,149	British Pounds	217,000	HKSB	2,299
07/11/12	British Pounds	564,000	U.S. Dollars	883,698	HKSB	(416)
07/11/12	U.S. Dollars	5,370,879	Euro	4,278,000	CITI	(43,474)
07/11/12	U.S. Dollars	1,120,491	Norwegian Krone	6,809,000	RBS	(23,631)
07/11/12	U.S. Dollars	871,910	British Pounds	564,000	HKSB	(11,372)
07/12/12	South Korean Won	3,119,000	U.S. Dollars	2,699	BAR	21
07/12/12	U.S. Dollars	2,767	South Korean Won	3,119,000	UBS	46
07/16/12	Euro	386,000	U.S. Dollars	491,423	BAR	(2,871)
07/16/12	Euro	76,000	U.S. Dollars	99,805	BAR	(3,613)
07/16/12	Euro	45,000	U.S. Dollars	56,098	DEUT	858
07/16/12	U.S. Dollars	9,676,116	Euro	7,413,000	UBS	293,634
07/18/12	British Pounds	1,320,000	U.S. Dollars	2,126,674	RBS	(59,453)
07/18/12	U.S. Dollars	6,679,158	British Pounds	4,185,500	GSC	124,345
07/18/12	U.S. Dollars	1,846,204	Norwegian Krone	10,732,000	RBS	43,362
07/19/12	Australian Dollars	2,887,000	U.S. Dollars	2,850,872	UBS	98,211
07/19/12	Australian Dollars	1,171,000	U.S. Dollars	1,158,002	DEUT	38,180
07/19/12	Australian Dollars	1,154,000	U.S. Dollars	1,148,501	JPM	30,315
07/19/12	Australian Dollars	1,005,000	U.S. Dollars	991,644	RBC	34,968
07/19/12	Australian Dollars	341,000	U.S. Dollars	337,573	MSCS	10,760
07/19/12	U.S. Dollars	9,807,910	Australian Dollars	10,078,000	WEST	(486,810)
07/19/12	U.S. Dollars	121,550	Australian Dollars	121,000	CS	(2,052)
07/25/12	Euro	1,025,000	U.S. Dollars	1,306,659	RBS	(9,241)
07/25/12	U.S. Dollars	11,431,738	Euro	8,660,000	JPM	470,138
07/27/12	Norwegian Krone	1,195,000	U.S. Dollars	198,225	UBS	2,453
07/27/12	Norwegian Krone	1,195,000	U.S. Dollars	198,620	HKSB	2,058
07/27/12	Norwegian Krone	1,195,000	U.S. Dollars	199,030	BNP	1,649
07/30/12	Mexican Pesos	7,800,000	U.S. Dollars	572,813	RBS	10,079
07/30/12	U.S. Dollars	1,811,000	Chinese Yuan Renminbi	11,481,740	HSBC	7,107
07/30/12	U.S. Dollars	1,496,000	Chinese Yuan Renminbi	9,486,136	JPM	5,635
07/30/12	U.S. Dollars	1,196,000	Chinese Yuan Renminbi	7,582,640	UBS	4,693
08/02/12	U.S. Dollars	677,198	British Pounds	434,000	UBS	(2,453)
08/02/12	U.S. Dollars	203,798	Brazilian Reals	398,465	BAR	6,861
08/03/12	Singapore Dollars	17,277	U.S. Dollars	13,841	UBS	(202)
08/15/12	Mexican Pesos	1,168,232	U.S. Dollars	89,369	JPM	(2,208)
09/20/12	U.S. Dollars	5,128,854	Canadian Dollars	5,272,000	UBS	(39,652)
09/20/12	U.S. Dollars	122,769	Canadian Dollars	126,000	CS	(758)
09/28/12	U.S. Dollars	2,686	South Korean Won	3,119,000	BAR	(21)
10/17/12	Norwegian Krone	10,732,000	U.S. Dollars	1,772,383	CS	24,299
11/30/12	Taiwan Dollars	36,726,480	U.S. Dollars	1,246,233	BAR	(14,599)
11/30/12	U.S. Dollars	580,000	Taiwan Dollars	17,278,200	UBS	570
11/30/12	U.S. Dollars	375,000	Taiwan Dollars	11,175,000	CITI	243
11/30/12	U.S. Dollars	270,000	Taiwan Dollars	8,051,400	UBS	(6)
02/01/13	Chinese Yuan Renminbi	39,210,806	U.S. Dollars	6,220,482	UBS	(80,628)
02/01/13	Chinese Yuan Renminbi	3,309,368	U.S. Dollars	522,229	DEUT	(4,030)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
02/01/13	Chinese Yuan Renminbi	2,490,150	U.S. Dollars	390,826	JPM	$(904)
02/01/13	Chinese Yuan Renminbi	1,254,600	U.S. Dollars	200,000	GSC	(3,548)
02/01/13	Chinese Yuan Renminbi	319,176	U.S. Dollars	50,832	JPM	(854)
09/13/13	U.S. Dollars	9,163,326	Euro	7,300,000	HKSB	(135,475)

						$409,758

Medium-Duration Bond Fund
08/08/12	U.S. Dollars	911,403	South African Rand	7,660,072	BAR	$(19,816)
09/19/12	Australian Dollars	57,000	U.S. Dollars	56,765	DEUT	1,126
09/19/12	Australian Dollars	57,000	U.S. Dollars	56,916	DEUT	976
09/19/12	Australian Dollars	53,919	U.S. Dollars	53,787	JPM	975
09/19/12	Australian Dollars	50,000	U.S. Dollars	50,037	JPM	745
09/19/12	Australian Dollars	46,000	New Zealand Dollars	58,678	MLCS	14
09/19/12	Australian Dollars	32,000	U.S. Dollars	31,584	DEUT	917
09/19/12	Australian Dollars	28,679	U.S. Dollars	28,507	MLCS	621
09/19/12	British Pounds	44,000	U.S. Dollars	68,823	DEUT	72
09/19/12	British Pounds	39,368	U.S. Dollars	61,706	BAR	(64)
09/19/12	British Pounds	36,856	U.S. Dollars	57,243	DEUT	467
09/19/12	British Pounds	29,000	U.S. Dollars	45,011	BAR	398
09/19/12	British Pounds	18,666	U.S. Dollars	29,016	MLCS	211
09/19/12	Canadian Dollars	117,150	U.S. Dollars	115,000	RBS	(147)
09/19/12	Canadian Dollars	58,314	U.S. Dollars	57,000	RBS	170
09/19/12	Canadian Dollars	47,113	U.S. Dollars	46,000	RBS	189
09/19/12	Euro	50,800	British Pounds	40,933	DEUT	247
09/19/12	Euro	49,177	U.S. Dollars	61,701	HKSB	584
09/19/12	Euro	47,702	U.S. Dollars	59,841	DEUT	575
09/19/12	Euro	46,778	U.S. Dollars	59,029	MLCS	216
09/19/12	Euro	46,000	U.S. Dollars	57,331	JPM	929
09/19/12	Japanese Yen	2,230,226	U.S. Dollars	28,086	MLCS	(154)
09/19/12	New Zealand Dollars	290,000	Japanese Yen	18,184,305	SS	3,079
09/19/12	New Zealand Dollars	43,329	Australian Dollars	34,000	WEST	(43)
09/19/12	Norwegian Krone	615,000	Swedish Kronor	724,458	DEUT	(1,349)
09/19/12	Norwegian Krone	342,000	Swedish Kronor	401,761	BAR	(591)
09/19/12	Swedish Kronor	1,218,847	Euro	136,268	HKSB	3,084
09/19/12	U.S. Dollars	2,259,797	Australian Dollars	2,277,000	WEST	(52,810)
09/19/12	U.S. Dollars	332,285	Euro	265,382	SS	(3,830)
09/19/12	U.S. Dollars	229,000	Japanese Yen	18,182,187	MLCS	1,275
09/19/12	U.S. Dollars	117,085	Australian Dollars	119,328	SS	(4,109)
09/19/12	U.S. Dollars	114,055	Euro	90,000	CITIG	67
09/19/12	U.S. Dollars	114,000	Japanese Yen	9,171,072	RBS	(864)
09/19/12	U.S. Dollars	99,020	British Pounds	63,859	RBS	(971)
09/19/12	U.S. Dollars	67,012	Euro	52,772	MLCS	175
09/19/12	U.S. Dollars	61,399	British Pounds	39,368	BAR	(244)
09/19/12	U.S. Dollars	60,051	British Pounds	38,628	MLCS	(433)
09/19/12	U.S. Dollars	59,732	British Pounds	38,128	JPM	31
09/19/12	U.S. Dollars	59,729	Euro	47,702	CS	(687)
09/19/12	U.S. Dollars	59,565	Canadian Dollars	61,255	DEUT	(489)
09/19/12	U.S. Dollars	58,861	Euro	46,778	MLCS	(384)
09/19/12	U.S. Dollars	57,789	Australian Dollars	57,232	DEUT	(338)
09/19/12	U.S. Dollars	57,616	Euro	46,000	MLCS	(645)
09/19/12	U.S. Dollars	57,584	Euro	46,000	MLCS	(676)
09/19/12	U.S. Dollars	57,537	Euro	46,000	JPM	(724)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/12	U.S. Dollars	57,466	Euro	46,000	JPM	$(795)
09/19/12	U.S. Dollars	57,427	Euro	46,000	DEUT	(834)
09/19/12	U.S. Dollars	57,308	Euro	46,000	DEUT	(953)
09/19/12	U.S. Dollars	57,200	Euro	46,000	JPM	(1,060)
09/19/12	U.S. Dollars	57,044	British Pounds	36,856	DEUT	(666)
09/19/12	U.S. Dollars	57,000	Canadian Dollars	58,675	RBS	(524)
09/19/12	U.S. Dollars	57,000	Canadian Dollars	58,834	UBS	(681)
09/19/12	U.S. Dollars	56,860	Euro	45,000	MLCS	(134)
09/19/12	U.S. Dollars	56,786	Euro	45,000	JPM	(208)
09/19/12	U.S. Dollars	56,678	Australian Dollars	57,000	CS	(1,213)
09/19/12	U.S. Dollars	56,652	Australian Dollars	57,000	DEUT	(1,240)
09/19/12	U.S. Dollars	56,641	Australian Dollars	57,000	CS	(1,250)
09/19/12	U.S. Dollars	56,572	Euro	45,000	CS	(422)
09/19/12	U.S. Dollars	56,339	Australian Dollars	56,000	WEST	(536)
09/19/12	U.S. Dollars	56,160	New Zealand Dollars	71,859	HKSB	(1,038)
09/19/12	U.S. Dollars	54,271	Euro	42,639	MLCS	267
09/19/12	U.S. Dollars	53,664	Australian Dollars	53,919	UBS	(1,098)
09/19/12	U.S. Dollars	53,405	Australian Dollars	53,919	MLCS	(1,357)
09/19/12	U.S. Dollars	50,987	British Pounds	32,830	HKSB	(418)
09/19/12	U.S. Dollars	50,547	Canadian Dollars	52,313	RBS	(740)
09/19/12	U.S. Dollars	50,155	Australian Dollars	50,000	DEUT	(627)
09/19/12	U.S. Dollars	45,521	Australian Dollars	46,000	JPM	(1,196)
09/19/12	U.S. Dollars	44,966	British Pounds	29,000	BAR	(443)
09/19/12	U.S. Dollars	33,153	Australian Dollars	33,632	HKSB	(1,005)
09/19/12	U.S. Dollars	28,976	British Pounds	18,666	JPM	(251)
09/19/12	U.S. Dollars	27,575	Australian Dollars	27,768	DEUT	(627)
02/01/13	Chinese Yuan Renminbi	6,583,005	U.S. Dollars	1,048,750	CITI	(17,945)
02/01/13	Chinese Yuan Renminbi	4,127,477	U.S. Dollars	655,884	DEUT	(9,580)
08/15/13	Chinese Yuan Renminbi	1,000,000	U.S. Dollars	159,642	DEUT	(3,522)
07/03/12	British Pounds	1,193,000	U.S. Dollars	1,861,677	UBS	6,719
07/03/12	U.S. Dollars	941,305	British Pounds	597,000	HKSB	6,324
07/03/12	U.S. Dollars	940,563	British Pounds	596,000	GSC	7,148
07/12/12	Indian Rupees	56,916,480	U.S. Dollars	1,224,537	JPM	(208,047)
07/12/12	Indian Rupees	961,930	U.S. Dollars	16,861	HKSB	318
07/12/12	South Korean Won	14,660,600	U.S. Dollars	12,689	BAR	99
07/12/12	U.S. Dollars	290,000	Indian Rupees	15,819,500	HSBC	7,474
07/12/12	U.S. Dollars	290,000	Indian Rupees	15,819,500	UBS	7,474
07/12/12	U.S. Dollars	280,000	Indian Rupees	15,262,800	HSBC	7,417
07/12/12	U.S. Dollars	201,000	Indian Rupees	10,976,610	DEUT	4,965
07/12/12	U.S. Dollars	13,004	South Korean Won	14,660,600	UBS	216
07/16/12	Euro	506,000	U.S. Dollars	644,197	BAR	(3,763)
07/16/12	Euro	153,000	U.S. Dollars	201,334	CS	(7,685)
07/16/12	Euro	110,000	U.S. Dollars	136,278	DEUT	2,947
07/16/12	Euro	54,000	U.S. Dollars	67,317	DEUT	1,029
07/16/12	Malaysian Ringgits	8,484	U.S. Dollars	2,751	JPM	(82)
07/16/12	U.S. Dollars	12,113,092	Euro	9,280,000	UBS	367,586
07/16/12	U.S. Dollars	82,026	Euro	66,000	BAR	(1,509)
07/27/12	Mexican Pesos	806,978	U.S. Dollars	57,709	DEUT	2,615
07/27/12	Norwegian Krone	378,000	U.S. Dollars	62,702	UBS	776
07/27/12	Norwegian Krone	378,000	U.S. Dollars	62,957	BNP	521
07/27/12	Norwegian Krone	377,000	U.S. Dollars	62,661	HSBC	649
07/27/12	U.S. Dollars	885,361	Mexican Pesos	12,455,265	DEUT	(45,699)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/30/12	U.S. Dollars	3,313,000	Chinese Yuan Renminbi	21,004,420	HKSB	$13,000
07/30/12	U.S. Dollars	2,736,000	Chinese Yuan Renminbi	17,348,976	JPM	10,306
07/30/12	U.S. Dollars	2,188,000	Chinese Yuan Renminbi	13,871,920	UBS	8,586
08/02/12	U.S. Dollars	1,861,515	British Pounds	1,193,000	UBS	(6,744)
08/02/12	U.S. Dollars	959,891	Brazilian Reals	1,876,778	BAR	32,314
08/03/12	U.S. Dollars	5,104	Singapore Dollars	6,371	UBS	75
08/09/12	U.S. Dollars	10,133,836	Australian Dollars	10,142,000	DEUT	(204,968)
08/15/12	Brazilian Reals	2,385,470	U.S. Dollars	1,196,324	JPM	(20,002)
08/15/12	Brazilian Reals	799,160	U.S. Dollars	393,094	JPM	987
08/15/12	Mexican Pesos	74,599	U.S. Dollars	5,707	JPM	(141)
08/16/12	Canadian Dollars	3,084,000	U.S. Dollars	3,086,546	CITIC	(60,736)
08/16/12	U.S. Dollars	4,778,655	Euro	3,674,701	CITIC	126,231
08/16/12	U.S. Dollars	3,388,057	Euro	2,612,000	MLCS	81,085
08/16/12	U.S. Dollars	3,042,470	Canadian Dollars	3,084,000	CITIC	16,660
08/16/12	U.S. Dollars	1,083,153	Euro	824,514	UBS	39,262
09/10/12	U.S. Dollars	1,508,643	Japanese Yen	117,763,000	CITI	33,883
09/13/12	U.S. Dollars	11,171,726	Euro	8,900,000	HKSB	(99,701)
09/19/12	British Pounds	35,520	U.S. Dollars	55,863	JPM	(245)
09/19/12	Danish Kroner	682,557	Euro	92,000	DEUT	(71)
09/19/12	Euro	54,000	U.S. Dollars	68,150	JPM	243
09/19/12	Euro	44,998	U.S. Dollars	56,637	JPM	355
09/19/12	Japanese Yen	4,495,789	U.S. Dollars	57,000	MLCS	(692)
09/19/12	Swedish Kronor	411,392	Norwegian Krone	348,000	BAR	973
09/19/12	U.S. Dollars	243,540	Norwegian Krone	1,472,847	MLCS	(3,290)
09/19/12	U.S. Dollars	114,000	Canadian Dollars	118,162	RBS	(1,845)
09/19/12	U.S. Dollars	59,158	British Pounds	38,276	BAR	(776)
09/19/12	U.S. Dollars	56,942	Euro	45,000	DEUT	(52)
09/19/12	U.S. Dollars	56,635	Australian Dollars	58,000	MLCS	(2,272)
09/19/12	U.S. Dollars	55,748	British Pounds	35,520	SS	130
09/20/12	U.S. Dollars	2,959,403	Canadian Dollars	3,042,000	UBS	(22,879)
09/28/12	U.S. Dollars	12,626	South Korean Won	14,660,600	BAR	(98)
10/03/12	U.S. Dollars	16,562	Indian Rupees	961,930	HKSB	(343)
11/30/12	Taiwan Dollars	48,062,980	U.S. Dollars	1,630,912	BAR	(19,105)
11/30/12	U.S. Dollars	754,000	Taiwan Dollars	22,461,660	UBS	741
11/30/12	U.S. Dollars	489,000	Taiwan Dollars	14,572,200	CITI	317
11/30/12	U.S. Dollars	352,000	Taiwan Dollars	10,496,640	UBS	(8)
02/01/13	Chinese Yuan Renminbi	49,659,451	U.S. Dollars	7,878,076	UBS	(102,113)
02/01/13	Chinese Yuan Renminbi	8,277,236	U.S. Dollars	1,299,103	JPM	(3,006)
02/01/13	Chinese Yuan Renminbi	3,959,304	U.S. Dollars	624,792	DEUT	(4,821)
08/05/13	Chinese Yuan Renminbi	3,364,650	U.S. Dollars	532,803	UBS	(7,424)

						$(161,013)

Global Bond Fund
08/08/12	Malaysian Ringgits	2,640,000	U.S. Dollars	834,651	CITIC	$(5,561)
08/08/12	South Korean Won	590,596,400	U.S. Dollars	511,760	DEUT	2,436
08/08/12	U.S. Dollars	283,758	Brazilian Reals	565,190	JPM	4,712
08/16/12	Australian Dollars	745,608	U.S. Dollars	758,157	DEUT	1,397
08/16/12	Australian Dollars	630,000	U.S. Dollars	641,652	CS	131
08/16/12	Australian Dollars	587,221	U.S. Dollars	601,256	MSCS	(3,053)
08/16/12	British Pounds	1,277,800	U.S. Dollars	2,066,875	SG	(65,898)
08/16/12	British Pounds	1,051,619	U.S. Dollars	1,699,540	JPM	(52,753)
08/16/12	Canadian Dollars	2,271,498	U.S. Dollars	2,293,145	JPM	(64,506)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
08/16/12	Canadian Dollars	1,570,000	U.S. Dollars	1,590,751	CS	$(50,374)
08/16/12	Canadian Dollars	940,000	U.S. Dollars	917,521	JPM	4,743
08/16/12	Canadian Dollars	191,315	U.S. Dollars	193,552	DEUT	(5,846)
08/16/12	Euro	2,466,003	U.S. Dollars	3,250,032	CS	(127,903)
08/16/12	Euro	1,320,000	U.S. Dollars	1,734,067	UBS	(62,856)
08/16/12	Euro	1,000,000	U.S. Dollars	1,294,720	CS	(28,651)
08/16/12	Euro	400,000	U.S. Dollars	515,217	CITIC	(8,789)
08/16/12	Euro	200,000	U.S. Dollars	252,841	JPM	373
08/16/12	Japanese Yen	736,299,570	U.S. Dollars	9,198,283	GSC	19,336
08/16/12	Japanese Yen	193,977,460	U.S. Dollars	2,417,858	DEUT	10,516
08/16/12	Japanese Yen	87,020,000	U.S. Dollars	1,086,460	UBS	2,930
08/16/12	Japanese Yen	59,000,000	U.S. Dollars	734,758	CS	3,853
08/16/12	Mexican Pesos	12,880,000	U.S. Dollars	915,228	CITIC	45,644
08/16/12	Mexican Pesos	8,940,000	U.S. Dollars	615,236	CITIC	51,704
08/16/12	Mexican Pesos	4,650,275	U.S. Dollars	355,635	GSC	(8,716)
08/16/12	Polish Zloty	346,297	U.S. Dollars	107,606	JPM	(4,296)
08/16/12	South African Rand	988,065	U.S. Dollars	125,601	GSC	(5,633)
08/16/12	U.S. Dollars	4,909,550	Japanese Yen	393,427,248	JPM	(15,705)
08/16/12	U.S. Dollars	4,556,183	Euro	3,503,624	CITIC	120,354
08/16/12	U.S. Dollars	4,009,178	Euro	3,046,552	SG	152,033
08/16/12	U.S. Dollars	3,878,410	Euro	2,952,008	JPM	140,965
08/16/12	U.S. Dollars	2,560,315	Euro	1,947,319	GSC	94,876
08/16/12	U.S. Dollars	2,379,176	Euro	1,808,255	MSCS	89,800
08/16/12	U.S. Dollars	1,604,209	Japanese Yen	128,025,470	CITIC	1,478
08/16/12	U.S. Dollars	1,459,689	Euro	1,110,000	BAR	54,353
08/16/12	U.S. Dollars	1,344,952	Australian Dollars	1,324,802	JPM	(4,628)
08/16/12	U.S. Dollars	1,050,507	British Pounds	650,000	CS	32,637
08/16/12	U.S. Dollars	935,847	British Pounds	580,000	BAR	27,594
08/16/12	U.S. Dollars	928,802	Canadian Dollars	930,000	JPM	16,349
08/16/12	U.S. Dollars	902,011	Mexican Pesos	12,450,000	CITIC	(26,782)
08/16/12	U.S. Dollars	885,994	British Pounds	547,510	BAR	28,618
08/16/12	U.S. Dollars	744,614	Japanese Yen	59,645,180	SG	(2,075)
08/16/12	U.S. Dollars	694,613	Mexican Pesos	9,420,000	CITIC	(8,136)
08/16/12	U.S. Dollars	633,773	Australian Dollars	631,336	CITIC	(9,371)
08/16/12	U.S. Dollars	406,315	Euro	309,451	RBS	14,529
08/16/12	U.S. Dollars	356,131	Mexican Pesos	4,659,275	DEUT	8,541
08/16/12	U.S. Dollars	323,226	British Pounds	200,000	GSC	10,035

						$378,405

Defensive Market Strategies Fund
07/31/12	Japanese Yen	760,320	U.S. Dollars	9,542	CS	$(25)
07/31/12	U.S. Dollars	3,520,842	Euro	2,817,868	UBS	(46,137)
07/31/12	U.S. Dollars	2,073,793	British Pounds	1,328,069	CS	(5,999)
07/31/12	U.S. Dollars	389,462	Japanese Yen	30,942,720	CS	2,181
07/31/12	U.S. Dollars	27,710	Japanese Yen	2,196,540	CS	218

						$(49,762)

Small Cap Equity Fund
08/16/12	Canadian Dollars	409,000	U.S. Dollars	409,338	CITIG	$(8,054)
08/16/12	Japanese Yen	4,882,000	U.S. Dollars	61,173	CITIG	(56)
08/16/12	U.S. Dollars	937,862	Euro	721,200	CITIG	24,774
08/16/12	U.S. Dollars	472,796	Euro	359,341	MSCS	17,845

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
08/16/12	U.S. Dollars	403,492	Canadian Dollars	409,000	CITIG	$2,209
08/16/12	U.S. Dollars	60,990	Japanese Yen	4,882,084	GSC	(128)

						$36,590

International Equity Fund
09/19/12	Israeli Shekels	4,487,000	U.S. Dollars	1,155,146	RBS	$(11,058)
07/31/12	U.S. Dollars	8,981,739	Australian Dollars	8,775,000	RBS	28,549
09/19/12	Australian Dollars	4,721,000	U.S. Dollars	4,744,888	RBS	49,937
09/19/12	Australian Dollars	2,114,000	U.S. Dollars	2,074,877	RBS	72,181
09/19/12	Australian Dollars	1,588,000	U.S. Dollars	1,582,767	RBS	30,065
09/19/12	British Pounds	18,885,000	U.S. Dollars	29,207,951	RBS	362,383
09/19/12	British Pounds	1,506,000	U.S. Dollars	2,312,602	RBS	45,509
09/19/12	British Pounds	281,000	U.S. Dollars	434,271	RBS	5,722
09/19/12	Danish Kroner	8,734,000	U.S. Dollars	1,485,277	RBS	4,806
09/19/12	Danish Kroner	297,000	U.S. Dollars	50,080	RBS	590
09/19/12	Danish Kroner	183,000	U.S. Dollars	30,863	RBS	358
09/19/12	Danish Kroner	117,000	U.S. Dollars	19,894	RBS	67
09/19/12	Euro	4,991,000	U.S. Dollars	6,218,200	RBS	103,064
09/19/12	Euro	1,129,000	U.S. Dollars	1,413,009	RBS	16,906
09/19/12	Euro	167,000	U.S. Dollars	210,559	RBS	952
09/19/12	Hong Kong Dollars	2,625,000	U.S. Dollars	338,007	RBS	451
09/19/12	Hong Kong Dollars	442,000	U.S. Dollars	56,991	RBS	(1)
09/19/12	Hong Kong Dollars	342,000	U.S. Dollars	44,102	RBS	(5)
09/19/12	Hong Kong Dollars	256,000	U.S. Dollars	33,008	RBS	—
09/19/12	Hong Kong Dollars	18,000	U.S. Dollars	2,321	RBS	—
09/19/12	Israeli Shekels	242,000	U.S. Dollars	61,416	RBS	289
09/19/12	Israeli Shekels	58,000	U.S. Dollars	14,885	RBS	(97)
09/19/12	Japanese Yen	351,144,000	U.S. Dollars	4,455,367	RBS	(57,419)
09/19/12	Japanese Yen	73,023,000	U.S. Dollars	933,512	RBS	(18,926)
09/19/12	New Zealand Dollars	6,059,000	U.S. Dollars	4,769,788	RBS	52,985
09/19/12	New Zealand Dollars	5,466,000	U.S. Dollars	4,308,974	RBS	41,790
09/19/12	New Zealand Dollars	2,565,000	U.S. Dollars	1,969,718	RBS	71,941
09/19/12	Norwegian Krone	219,560,000	U.S. Dollars	36,124,076	RBS	671,341
09/19/12	Norwegian Krone	1,354,000	U.S. Dollars	226,714	RBS	199
09/19/12	Singapore Dollars	651,000	U.S. Dollars	510,281	RBS	3,694
09/19/12	Singapore Dollars	53,000	U.S. Dollars	41,306	RBS	538
09/19/12	Singapore Dollars	38,000	U.S. Dollars	29,989	RBS	13
09/19/12	Singapore Dollars	28,000	U.S. Dollars	21,853	RBS	253
09/19/12	Singapore Dollars	21,000	U.S. Dollars	16,407	RBS	173
09/19/12	Swedish Kronor	242,348,000	U.S. Dollars	33,739,286	RBS	1,190,096
09/19/12	Swedish Kronor	19,798,000	U.S. Dollars	2,796,617	RBS	56,849
09/19/12	Swedish Kronor	1,185,000	U.S. Dollars	168,158	RBS	2,635
09/19/12	Switzerland Francs	1,564,000	U.S. Dollars	1,630,615	RBS	20,757
09/19/12	Switzerland Francs	1,564,000	U.S. Dollars	1,632,569	RBS	18,803
09/19/12	Switzerland Francs	1,365,000	U.S. Dollars	1,436,634	RBS	4,620
09/19/12	U.S. Dollars	40,299,836	Euro	32,200,000	RBS	(482,506)
09/19/12	U.S. Dollars	31,302,236	Japanese Yen	2,473,838,000	RBS	318,338
09/19/12	U.S. Dollars	28,510,306	Switzerland Francs	27,355,000	RBS	(372,864)
09/19/12	U.S. Dollars	16,034,549	Australian Dollars	16,419,000	RBS	(641,205)
09/19/12	U.S. Dollars	6,447,281	Canadian Dollars	6,720,000	RBS	(140,939)
09/19/12	U.S. Dollars	5,350,955	Australian Dollars	5,531,000	RBS	(266,540)
09/19/12	U.S. Dollars	5,026,603	New Zealand Dollars	6,645,000	RBS	(262,607)

Fund/Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/19/12	U.S. Dollars	4,984,891	Canadian Dollars	5,110,000	RBS	$(24,902)
09/19/12	U.S. Dollars	4,863,935	Euro	3,854,000	RBS	(17,281)
09/19/12	U.S. Dollars	4,704,843	Euro	3,759,000	RBS	(56,052)
09/19/12	U.S. Dollars	2,464,978	Norwegian Krone	14,851,000	RBS	(23,858)
09/19/12	U.S. Dollars	2,248,162	Canadian Dollars	2,322,000	RBS	(28,303)
09/19/12	U.S. Dollars	2,137,711	British Pounds	1,380,000	RBS	(23,108)
09/19/12	U.S. Dollars	1,620,626	Danish Kroner	9,545,000	RBS	(7,820)
09/19/12	U.S. Dollars	1,047,138	British Pounds	672,000	RBS	(5,087)
09/19/12	U.S. Dollars	966,927	Swedish Kronor	6,977,000	RBS	(38,661)
09/19/12	U.S. Dollars	541,947	Canadian Dollars	556,000	RBS	(3,149)
09/19/12	U.S. Dollars	384,672	Australian Dollars	389,000	RBS	(10,411)
09/19/12	U.S. Dollars	268,011	Japanese Yen	21,211,000	RBS	2,351
09/19/12	U.S. Dollars	154,541	Switzerland Francs	147,000	RBS	(671)
09/19/12	U.S. Dollars	91,026	Hong Kong Dollars	706,000	RBS	(3)
09/19/12	U.S. Dollars	53,646	Singapore Dollars	69,000	RBS	(830)
09/19/12	U.S. Dollars	46,532	Japanese Yen	3,703,000	RBS	153
09/19/12	U.S. Dollars	44,124	Israeli Shekels	171,000	RBS	522
09/19/12	U.S. Dollars	24,611	Israeli Shekels	96,000	RBS	133
09/19/12	U.S. Dollars	4,552	Danish Kroner	27,000	RBS	(54)

						$685,656

Options Written

Transactions in options written during the six months ended June 30, 2012 were as follows:

Fund	Number of Contracts	Premiums Received	Notional Amount	Premiums Received	Total Premiums Received
Low-Duration Bond
Options written, 12/31/11	—	$—	$5,300,000	$32,965	$32,965

Options written	375	60,656	28,000,000	434,250	494,906
Options expired	—	—	—	—	—
Options closed	—	—	(5,300,000)	(32,965)	(32,965)

Options written, 06/30/12	375	$60,656	$28,000,000	$434,250	$494,906

Medium-Duration Bond
Options written, 12/31/11	—	$—	$7,800,000	$48,601	$48,601

Options written	616	229,279	33,400,000	517,840	747,119
Options expired	(68)	(27,404)	—	—	(27,404)
Options closed	(166)	(104,492)	(7,800,000)	(48,601)	(153,093)

Options written, 06/30/12	382	$97,384	$33,400,000	$517,840	$615,223

Defensive Market Strategies
Options written, 12/31/11	168	$4,032	$—	$—	$4,032

Options written	849	115,410	—	—	115,410
Options expired	(212)	(7,591)	—	—	(7,591)
Options closed	(805)	(111,851)	—	—	(111,851)

Options written, 06/30/12	—	$—	$—	$—	$—

Fund	Number of Contracts	Premiums Received	Notional Amount	Premiums Received	Total Premiums Received
Small Cap Equity
Options written, 12/31/11	7	$2,015	$—	$—	$2,015

Options written	89	61,741	—	—	61,741
Options expired	(16)	(5,323)	—	—	(5,323)
Options closed	(42)	(30,214)	—	—	(30,214)

Options written, 06/30/12	38	$28,219	$—	$—	$28,219

7. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended 06/30/12		Year Ended 12/31/11
	GS2	GS4	GS2	GS4
MyDestination 2005
Shares sold		1,105,268		2,593,793
Shares reinvested		(1)		116,996
Shares redeemed		(576,312)		(1,716,136)

Net increase		528,955		994,653

MyDestination 2015
Shares sold		3,938,793		5,730,134
Shares reinvested		1		497,753
Shares redeemed		(964,646)		(3,226,397)

Net increase		2,974,148		3,001,490

MyDestination 2025
Shares sold		4,027,707		6,560,758
Shares reinvested		—		466,906
Shares redeemed		(1,080,882)		(1,915,678)

Net increase		2,946,825		5,111,986

MyDestination 2035
Shares sold		2,393,968		3,815,906
Shares reinvested		—		270,804
Shares redeemed		(242,368)		(889,088)

Net increase		2,151,600		3,197,622

MyDestination 2045
Shares sold		1,666,286		3,205,647
Shares reinvested		—		342,765
Shares redeemed		(226,951)		(1,142,646)

Net increase		1,439,335		2,405,766

MyDestination 2055(1)
Shares sold		440,625
Shares redeemed		(7,134)

Net increase (decrease)		433,491

(1)	Inception date was January 1, 2012

	Six Months Ended 06/30/12		Year Ended 12/31/11
	GS2	GS4	GS2	GS4
Conservative Allocation
Shares sold		1,611,264		4,736,842
Shares reinvested		—		774,598
Shares redeemed		(1,432,712)		(2,522,493)

Net increase		178,552		2,988,947

Balanced Allocation
Shares sold		2,357,974		4,925,459
Shares reinvested		(63)		3,591,708
Shares redeemed		(3,023,342)		(7,775,874)

Net increase (decrease)		(665,431)		741,293

Growth Allocation
Shares sold		1,370,223		2,685,458
Shares reinvested		—		2,175,136
Shares redeemed		(2,843,801)		(5,925,560)

Net decrease		(1,473,578)		(1,064,966)

Aggressive Allocation
Shares sold		994,222		2,783,580
Shares reinvested		—		1,630,524
Shares redeemed		(2,814,695)		(5,718,840)

Net decrease		(1,820,473)		(1,304,736)

Conservative Allocation I
Shares sold	556,692		1,923,738
Shares reinvested	—		206,197
Shares redeemed	(451,327)		(1,832,819)

Net increase	105,365		297,116

Balanced Allocation I
Shares sold	1,039,837		2,078,500
Shares reinvested	—		1,356,300
Shares redeemed	(1,028,324)		(6,285,739)

Net increase (decrease)	11,513		(2,850,939)

Growth Allocation I
Shares sold	502,894		1,070,053
Shares reinvested	—		622,547
Shares redeemed	(1,082,289)		(4,153,900)

Net decrease	(579,395)		(2,461,300)

Aggressive Allocation I
Shares sold	262,568		669,885
Shares reinvested	—		247,967
Shares redeemed	(716,292)		(2,692,430)

Net decrease	(453,724)		(1,774,578)

	Six Months Ended 06/30/12		Year Ended 12/31/11
	GS2	GS4	GS2	GS4
Money Market
Shares sold	38,228,419	1,679,988,835	154,616,809	3,912,748,853
Shares reinvested	50,773	22,851	100,970	61,686
Shares redeemed	(44,715,547)	(1,663,058,601)	(157,730,463)	(3,931,314,442)

Net increase (decrease)	(6,436,355)	16,953,085	(3,012,684)	(18,503,903)

Low-Duration Bond
Shares sold	712,853	2,681,587	1,843,874	5,924,041
Shares reinvested	247,243	490,197	453,647	831,464
Shares redeemed	(476,705)	(761,505)	(2,767,300)	(3,520,556)

Net increase (decrease)	483,391	2,410,279	(469,779)	3,234,949

Medium-Duration Bond
Shares sold	1,809,785	2,740,448	2,860,917	4,602,896
Shares reinvested	763,703	542,779	2,063,646	1,463,559
Shares redeemed	(1,620,612)	(823,120)	(6,053,161)	(5,830,313)

Net increase (decrease)	952,876	2,460,107	(1,128,598)	236,142

Extended-Duration Bond
Shares sold	985,786	1,924,929	1,402,230	3,436,087
Shares reinvested	624,556	368,642	2,118,633	1,472,133
Shares redeemed	(867,684)	(1,773,370)	(2,508,010)	(6,281,134)

Net increase (decrease)	742,658	520,201	1,012,853	(1,372,914)

Inflation Protected Bond
Shares sold		2,254,737		6,870,551
Shares reinvested		339,544		571,192
Shares redeemed		(1,576,624)		(3,163,833)

Net increase		1,017,657		4,277,910

Global Bond
Shares sold		1,362,496		3,165,430
Shares reinvested		545,132		909,471
Shares redeemed		(600,745)		(2,970,896)

Net increase		1,306,883		1,104,005

Defensive Market Strategies (1)
Shares sold	228,294	2,972,109	7,926,676	23,725,418
Shares reinvested	74,964	241,474	37,096	98,014
Shares redeemed	(292,650)	(294,712)	(658,547)	(240,539)

Net increase	10,608	2,918,871	7,305,225	23,582,893

(1) Inception date was September 1, 2011.
Equity Index
Shares sold	333,445	999,057	317,917	1,368,781
Shares reinvested	123,560	112,002	1,795,569	2,092,530
Shares redeemed	(387,189)	(761,139)	(4,509,217)	(11,137,054)

Net increase (decrease)	69,816	349,920	(2,395,731)	(7,675,743)

	Six Months Ended 06/30/12		Year Ended 12/31/11
	GS2	GS4	GS2	GS4
Real Estate Securities
Shares sold		2,257,027		4,891,242
Shares reinvested		89,417		116,999
Shares redeemed		(1,540,141)		(5,295,002)

Net increase (decrease)		806,303		(286,761)

Value Equity
Shares sold	661,193	1,492,890	2,589,631	5,616,574
Shares reinvested	745,335	731,791	826,519	741,275
Shares redeemed	(1,476,876)	(2,386,082)	(7,091,548)	(13,316,054)

Net decrease	(70,348)	(161,401)	(3,675,398)	(6,958,205)

Growth Equity
Shares sold	291,608	1,555,336	1,066,279	4,475,293
Shares redeemed	(962,155)	(2,718,989)	(3,506,557)	(10,551,276)

Net decrease	(670,547)	(1,163,653)	(2,440,278)	(6,075,983)

Small Cap Equity
Shares sold	180,275	1,008,571	570,932	3,248,230
Shares reinvested	—	—	30,315	27,656
Shares redeemed	(419,042)	(1,593,778)	(1,756,626)	(6,727,792)

Net decrease	(238,767)	(585,207)	(1,155,379)	(3,451,906)

International Equity
Shares sold	1,054,408	4,354,110	3,565,561	14,411,184
Shares reinvested	—	—	719,368	1,592,756
Shares redeemed	(620,864)	(1,516,595)	(3,823,440)	(8,324,290)

Net increase	433,544	2,837,515	461,489	7,679,650

8. BANK BORROWINGS

On October 28, 2011, the Board of Trustees approved the renewal of a credit agreement with Bank of America, N.A. dated December 2, 2011 through December 1, 2012. The agreement permits up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank Prime plus 0.60% or the Wall Street Journal LIBOR One Month Floating Rate plus 1.00%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.30% per annum.

No Funds borrowed for the period ended June 30, 2012, and there were no outstanding loans at June 30, 2012.

9. FEDERAL INCOME TAXES

Each Fund’s policy is to comply with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended June 30, 2012, the International Equity Fund accrued non-U.S. taxes on unrealized gains of $44,882.

Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, straddles and investments in Passive Foreign Investment Companies (“PFIC’s”). Distributions during the year ended December 31, 2011, were characterized as follows for tax purposes:

Fund		Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
MyDestination 2005	2011	$1,118,885	$—	$—	$1,118,885
	2010	1,382,009	—	—	1,382,009
MyDestination 2015	2011	4,639,060	—	—	4,639,060
	2010	5,104,591	—	—	5,104,591
MyDestination 2025	2011	4,085,427	—	—	4,085,427
	2010	3,787,639	—	—	3,787,639
MyDestination 2035	2011	1,557,736	641,898	—	2,199,634
	2010	1,312,038	—	—	1,312,038
MyDestination 2045	2011	778,529	1,902,435	—	2,680,964
	2010	774,737	86,307	—	861,044
Conservative Allocation	2011	4,849,965	4,252,565	—	9,102,530
	2010	6,148,217	1,177,999	—	7,326,216
Balanced Allocation	2011	24,215,019	18,074,022	—	42,289,041
	2010	30,794,116	—	—	30,794,116
Growth Allocation	2011	12,007,052	13,021,185	—	25,028,237
	2010	17,932,584	5,229,092	—	23,161,676
Aggressive Allocation	2011	7,015,783	10,439,039	—	17,454,822
	2010	7,735,097	6,394,992	—	14,130,089
Conservative Allocation I	2011	1,925,326	—	—	1,925,326
	2010	2,200,764	—	—	2,200,764
Balanced Allocation I	2011	12,643,249	—	—	12,643,249
	2010	15,332,084	—	—	15,332,084
Growth Allocation I	2011	5,922,267	—	—	5,922,267
	2010	6,706,135	—	—	6,706,135
Aggressive Allocation I	2011	2,389,446	—	—	2,389,446
	2010	2,510,802	—	—	2,510,802
Money Market	2011	251,150	—	—	251,150
	2010	408,875	—	—	408,875
Low-Duration Bond	2011	14,375,468	607,824	—	14,983,292
	2010	19,384,900	1,577,570	—	20,962,470

Fund		Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
Medium-Duration Bond	2011	$35,664,491	$—	$—	$35,664,491
	2010	56,868,924	6,383,322	—	63,252,246
Extended-Duration Bond	2011	22,914,621	15,984,265	—	38,898,886
	2010	26,346,080	3,455,445	—	29,801,525
Inflation Protected Bond	2011	5,135,441	1,036,828	—	6,172,269
	2010	4,258,151	498,839	—	4,756,990
Global Bond	2011	8,997,511	—	—	8,997,511
	2010	12,273,443	—	—	12,273,443
Defensive Market Strategies	2011	1,375,713	—	—	1,375,713
Equity Index	2011	6,801,014	34,862,054	—	41,663,068
	2010	6,944,528	—	—	6,944,528
Real Estate Securities	2011	1,079,417	—	—	1,079,417
	2010	2,634,670	—	—	2,634,670
Value Equity	2011	16,657,286	—	—	16,657,286
	2010	16,090,315	—	—	16,090,315
Growth Equity	2011	—	—	—	—
	2010	174,095	—	—	174,095
Small Cap Equity	2011	703,937	—	—	703,937
	2010	1,340,931	—	—	1,340,931
International Equity	2011	24,239,880	—	—	24,239,880
	2010	27,463,589	—	—	27,463,589

At December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/(Capital Loss Carryforward)	Late Year Loss Deferrals	Net Unrealized Appreciation (Depreciation) on Investments
MyDestination 2005	$101,776	$(3,901,075)	$(4,204)	$(643,039)
MyDestination 2015	1,380,630	(14,160,461)	—	5,398,440
MyDestination 2025	607,362	(2,461,097)	(9,889)	(821,681)
MyDestination 2035	—	—	(19,797)	(1,158,886)
MyDestination 2045	—	134,417	(15,860)	2,774,840
Conservative Allocation	—	247,642	(4,648)	13,988,022
Balanced Allocation	50,914	2,939,626	—	26,588,163
Growth Allocation	45,039	1,322,301	—	(14,515,819)
Aggressive Allocation	42,648	1,409,043	—	(42,399,775)
Conservative Allocation I	710,653	(3,828,995)	(1,003)	(1,748,740)
Balanced Allocation I	5,272,598	(20,642,924)	(2,950,881)	(28,420,598)
Growth Allocation I	1,464,387	(7,718,852)	(4,551,784)	(29,838,522)
Aggressive Allocation I	2,287,519	(9,405,198)	(2,406,803)	(31,644,360)
Money Market	38	—	—	—
Low-Duration Bond	3,023,788	430,869	—	(13,774,385)
Medium-Duration Bond	3,888,726	—	—	(7,598,920)
Extended-Duration Bond	220,138	1,194,165	—	40,615,977
Inflation Protected Bond	1,768,527	36,045	—	10,317,132
Global Bond	1,370,849	(11,694,277)	(970,419)	7,295,544
Defensive Market Strategies	1,019,123	—	(2,201)	5,133,141
Equity Index	73,937	619,636	—	26,725,150
Real Estate Securities	184,497	(18,541,454)	—	14,695,433
Value Equity	7,684,176	(115,825,440)	(2,706,046)	(46,567,232)
Growth Equity	—	—	(1,718,911)	167,874,635
Small Cap Equity	65,981	(9,852,173)	(3,110,962)	31,652,862
International Equity	—	(111,653,443)	(12,118,261)	(113,641,905)

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. Capital loss carryovers and their expiration dates, were as follows as of December 31, 2011:

Expiring December 31,	2016	2017	2018	Unlimited	Total
MyDestination 2005	$—	$2,332,745	$1,568,330	$—	$3,901,075
MyDestination 2015	889,637	3,304,014	3,056,941	6,909,869	14,160,461
MyDestination 2025	—	1,284,239	—	1,176,858	2,461,097
Conservative Allocation I	574,891	2,885,574	368,530	—	3,828,995
Balanced Allocation I	4,262,186	5,929,663	3,461,879	6,989,196	20,642,924
Growth Allocation I	412,556	2,508,443	1,253,278	3,544,575	7,718,852
Aggressive Allocation I	3,489,043	902,289	2,119,350	2,894,516	9,405,198
Global Bond	—	9,635,041	—	2,059,236	11,694,277
Real Estate Securities	—	18,541,454	—	—	18,541,454
Value Equity	12,474,679	103,350,761	—	—	115,825,440
Small Cap Equity	—	9,852,173	—	—	9,852,173
International Equity	—	111,653,443	—	—	111,653,443

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Such losses are presented in the table above under the column heading “Unlimited.” However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term losses as under previous law.

At June 30, 2012, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$72,049,925	$811,900	$811,907	$(7)
MyDestination 2015	301,878,111	17,725,324	17,725,336	(12)
MyDestination 2025	309,624,508	14,460,963	21,804,698	(7,343,735)
MyDestination 2035	152,832,958	6,747,372	12,419,957	(5,672,585)
MyDestination 2045	99,935,839	8,648,954	9,762,676	(1,113,722)
MyDestination 2055	7,215,169	(2,647,786)	—	(2,647,786)
Conservative Allocation	284,866,189	20,710,793	20,710,875	(82)
Balanced Allocation	1,077,196,366	70,873,027	91,940,307	(21,067,280)
Growth Allocation	786,488,957	27,411,748	61,972,926	(34,561,178)
Aggressive Allocation	701,567,047	(2,418,120)	54,144,484	(56,562,604)
Conservative Allocation I	78,461,994	(695,374)	—	(695,374)
Balanced Allocation I	343,211,705	(15,692,844)	—	(15,692,844)
Growth Allocation I	222,735,922	(18,213,946)	—	(18,213,946)
Aggressive Allocation I	156,361,525	(22,771,252)	—	(22,771,252)
Money Market	1,288,345,443	—	—	—
Low-Duration Bond	922,081,919	(1,682,844)	9,143,368	(10,826,212)
Medium-Duration Bond	1,212,771,070	12,906,012	31,167,858	(18,261,846)
Extended-Duration Bond	405,833,889	58,199,816	63,200,715	(5,000,899)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
Inflation Protected Bond	$166,052,162	$10,442,709	$11,141,148	$(698,439)
Global Bond	216,228,132	7,533,817	11,201,541	(3,667,724)
Defensive Market Strategies	379,404,088	13,370,218	17,353,626	(3,983,408)
Equity Index	220,662,940	43,484,226	60,344,338	(16,860,112)
Real Estate Securities	182,756,024	23,014,096	23,281,380	(267,284)
Value Equity	1,191,170,059	17,660,468	115,490,074	(97,829,606)
Growth Equity	1,049,197,628	241,744,358	270,698,687	(28,954,329)
Small Cap Equity	537,556,200	34,410,839	52,272,790	(17,861,951)
International Equity	1,444,948,266	(88,352,370)	56,179,058	(144,531,428)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC’s.

At December 31, 2011, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of PFICs, paydown losses, net operating losses, swaps, foreign currency transactions, distributions received from regulated investment companies, defaulted bonds, reclassifications of dividends paid and non-deductible expenses. The following amounts were reclassified within the capital accounts:

Fund	Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
MyDestination 2005	$(746)	$219,485	$(218,739)
MyDestination 2015	(149)	669,804	(669,655)
MyDestination 2025	—	326,670	(326,670)
MyDestination 2035	(825)	31,033	(30,208)
MyDestination 2045	—	1,504	(1,504)
Conservative Allocation	—	643,918	(643,918)
Balanced Allocation	—	2,533,832	(2,533,832)
Growth Allocation	—	875,345	(875,345)
Aggressive Allocation	—	94	(94)
Conservative Allocation I	—	209,688	(209,688)
Balanced Allocation I	(37)	1,466,233	(1,466,196)
Growth Allocation I	—	460,458	(460,458)
Aggressive Allocation I	—	19	(19)
Money Market	—	(7,221)	7,221
Low-Duration Bond	—	2,089,361	(2,089,361)
Medium-Duration Bond	—	1,496,640	(1,496,640)
Extended-Duration Bond	—	600,009	(600,009)
Inflation Protected Bond	—	146,706	(146,706)
Global Bond	—	60,396	(60,396)
Defensive Market Strategies	—	180,315	(180,315)
Equity Index	—	2,654	(2,654)
Real Estate Securities	—	27	(27)
Value Equity	—	214	(214)
Growth Equity	(1,254,162)	1,251,106	3,056
Small Cap Equity	—	82,768	(82,768)
International Equity	(401,193)	1,618,819	(1,217,626)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

10. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Low-Duration Bond Fund, Medium-Duration Bond Fund and International Equity Fund are parties to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Funds is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities. Collateral posted to the Funds which can not be sold or repledged totaled $2,690,000, $3,340,020 and $210,000 in the Low-Duration Bond Fund, Medium-Duration Bond Fund and International Equity Fund, respectively, at June 30, 2012. Collateral can be in the form of cash, debt securities, equities or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

11. LEHMAN BROTHERS

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond, Medium-Duration Bond, Global Bond and Small Cap Equity Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other receivables on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008, comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Claims against Lehman Brothers have been filed on behalf of GuideStone Funds in accordance with the filing requirements.

The Funds’ Sub-Advisers, on behalf of GSCM, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers’ counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

In March 2012, notification regarding the plan of bankruptcy for certain Lehman bonds was received. On March 30, 2012, these bonds held in Low-Duration Bond, Medium-Duration Bond and Small Cap Equity Funds were converted to escrow bonds at a 1:1 ratio. There was no impact to the net assets of the Funds.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

FUND MANAGEMENT (Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-98-GUIDE (1-888-984-8433).

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

DISINTERESTED TRUSTEES[2]
Michael R. Buster (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Executive Pastor, Prestonwood Baptist Church, 1989 – present.	27	Ouachita Baptist University – Board of Trustees Member

Peter L. Chamberlain, Ph.D. (1951) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2008	Retired — Senior Financial Analyst, Summit Wealth Management, Inc., 2007 – 2010; President, B.R. Chamberlain & Sons, Inc., 1990 – 2006 Registered Investment Adviser.	27	First Baptist Church of Orlando — Board of Trustees Member and Strategy Team; Rollins College Board of Overseers/Corporate Council — Member; The B.R. Chamberlain Foundation for Public Entertainment — President

Carson L. Eddy (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	Partner in Charge (Orlando office), Carr, Riggs & Ingram, LLC, 2007 – present — Certified Public Accountants; President, Quantum Consulting Group LLC, 2000 – present; Managing Partner, Cuthill & Eddy LLC, 1993 – 2007 – Certified Public Accountants.	27	N/A

William Craig George (1958) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Chief Credit Officer, CapStone Bank, 2011 – present; Executive Vice President/ Regional Credit Officer, SunTrust Bank, 1995 – 2011.	27	N/A

Grady R. Hazel (1947) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	G400 Field Representative, American Institute of Certified Public Accountants, 2012 – present; Executive Director, Society of Louisiana CPAs, 1995 – 2012.	27	Neighbors Federal Credit Union —Board of Directors Member and Chairman of Audit Committee; Stonetrust Commercial Insurance Company — Board of Directors Member and Member of Audit Committee

Joseph A. Mack (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Retired — Director, Office of Public Policy, South Carolina Baptist Convention, 1999 – 2010.	27	N/A

Franklin R. Morgan (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Retired — Senior Vice President, Director of International Administration, Prudential Securities, Inc., January 1962 – May 2003.	27	N/A

William T. Patterson (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2009	Managing Partner, Patterson Capital, LLC, October 2007 – present; Senior Vice President, Wachovia Securities LLC, July 2003 – January 2007; Senior Vice President, Prudential Financial Inc., October 2000 – July 2003.	27	Therizo Capital Management — Director and Chairman of Audit Committee

INTERESTED TRUSTEES[23]

James W. Hixson (1931) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2010	Retired	27	GuideStone Financial Resources — Board of Trustees Member, June 2008 — present; GuideStone Advisors — Board of Directors Member, July 2008 — present; GuideStone Financial Services — Board of Directors Member, July 2008 — present

FUND MANAGEMENT (Continued)

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

OFFICERS WHO ARE NOT TRUSTEES[4]

Ron W. Bass (1966) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer and AML Officer.	Since 2009	Director of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, June 2009 – present; Manager of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, 2008 – May 2009; Marketing Compliance Manager, GuideStone Financial Resources, 2005 – present; Compliance Specialist, GuideStone Financial Resources, 2004 –2005.	N/A	N/A

Jeffrey P. Billinger (1946) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Executive Officer and Treasurer, GuideStone Financial Resources, 1995 – present.	N/A	N/A

Rodric E. Cummins (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2000	Executive Officer and Chief Investment Officer, GuideStone Financial Resources, 1998 – present.	N/A	N/A

John R. Jones (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources, 1995 – present.	N/A	N/A

Rodney R. Miller (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President, Secretary and Chief Legal Officer	Since 2000	General Counsel, Legal and Compliance, GuideStone Financial Resources, 1995 – present.	N/A	N/A

Patricia A. Weiland (1959) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President – Fund Operations and Sales	Since 2000	Executive Officer, Financial Solutions and Services, GuideStone Financial Resources, 2006 – present; Director, Mutual Funds, GuideStone Financial Resources, 2000 – 2006.	N/A	N/A

[1]

Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the board of trustees of GuideStone Financial Resources. All Trustees must retire after reaching the age of seventy-seven years or after achieving ten years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.

[2]

The Trust pays no compensation to the Trustees. The Trust reimburses the Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.

[3]	Mr. Hixson is an “interested person” of the Trust as the term is defined in the Investment Company Act of 1940, due to his position on the Board of Trustees of GuideStone Financial Resources.
[4]	The executive officers of the Trust may be deemed to be affiliates of the Adviser due to their positions with the Adviser and/or GuideStone Financial Resources.

PROXY VOTING

A description of the policies and procedures that GuideStone Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how GuideStone Funds voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-888-98-GUIDE (1-888-984-8433), by visiting our website at www.GuideStoneFunds.org or by visiting the SEC’s website at www.sec.gov.

FORM N-MFP

Beginning December 2009, the GuideStone Money Market Fund began filing Form N-MFP with the SEC. Form N-MFP is filed on a monthly basis by money market mutual funds and includes detailed information about a money market fund’s investments and the market-based price of its portfolio known as its “shadow NAV” or mark-to-market valuation. The portfolio holdings information is posted on our website, www.GuideStoneFunds.org within five business days after the end of the month. Form N-MFP is made available online with a 60-day delay at www.sec.gov.

QUARTERLY SCHEDULES OF INVESTMENTS

In addition to the semi-annual and annual reports that GuideStone Funds delivers to shareholders and makes available through its website, GuideStone Funds files a complete schedule of portfolio holdings with the SEC for each Fund’s first and third fiscal quarters on Form N-Q. GuideStone Funds does not deliver the schedule for the first and third fiscal quarters to shareholders, however the schedule is posted to our website, www.GuideStoneFunds.org. You may also obtain the Form N-Q filings by accessing the SEC’s website at www.sec.gov or copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) 732-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT FOR MYDESTINATION 2055 FUND (Unaudited)

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of GuideStone Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), considered the approval of the Advisory Agreement between GuideStone Capital Management (the “Adviser”) and the Trust on behalf of the MyDestination 2055 Fund (the “New Fund” or “2055 Fund”) (the “New Advisory Agreement”) and the approval of a sub-advisory agreement with The Clifton Group Investment Management Company (“Clifton”) for cash management services with respect to the cash overlay program (the “2055 Fund Sub-Advisory Agreement”). The Board approved the New Advisory Agreement and the 2055 Fund Sub-Advisory Agreement for a two-year term at an in-person meeting of the Board held on September 8-9, 2011. The New Fund commenced operations on January 1, 2012.

The Board’s decision to approve the New Advisory Agreement and the 2055 Fund Sub-Advisory Agreement reflects the exercise of its business judgment to enter into such agreements. In approving the New Advisory Agreement and the 2055 Fund Sub-Advisory Agreement, the Board considered information provided by the Adviser and Clifton to the New Fund with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Advisory Agreement and the 2055 Fund Sub-Advisory Agreement. The factors considered by the Board included, but were not limited to, the following: (i) the resources of the Adviser and Clifton; (ii) the experience and expertise of the Adviser and Clifton; (iii) the financial capability of the Adviser and Clifton; (iv) the compliance procedures and history of the Adviser and Clifton; (v) the amount of the contractual advisory and sub-advisory fees in comparison to similarly-managed funds and the Adviser’s and Clifton’s other clients and the effect of any fee waiver and expense reimbursement arrangement; (vi) the total expenses of the New Fund in comparison to similarly managed funds and the use of past and anticipated expense caps; (vii) the anticipated profitability of the Adviser and Clifton with respect to the New Fund and its overall business; (viii) the extent of any anticipated economies of scale and whether the fee structure reflects such economies of scale; (ix) the existence of any collateral benefits to be realized by the Adviser and Clifton; and (x) the existence of any collateral benefits to be realized by the New Fund. No one factor was determinative in the Board’s consideration of the agreements.

The Board undertook a review of the terms of the New Advisory Agreement and the 2055 Fund Sub-Advisory Agreement and the nature and quality of the services to be provided by the Adviser and Clifton. The Adviser provided the Board with substantial information in the form of reports about the New Fund, the Adviser and Clifton prior to the meeting which addressed most, if not all, of the factors listed previously. The Adviser also provided additional information about the Adviser and the sub-adviser in a presentation made during the meeting, discussed the screening process used to recommend Clifton and responded to questions from the Board. In addition, the Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the approval of the New Advisory Agreement and the 2055 Fund Sub-Advisory Agreement as well as the Board’s responsibilities and duties in approving each matter.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT FOR MYDESTINATION 2055 FUND

In considering the approval of the New Advisory Agreement on behalf of the New Fund, the Board took into account all the materials provided prior to and during the meeting, the presentations made during the meeting and the discussions during the meeting, including the discussion the Independent Trustees had during their executive session with counsel to the Independent Trustees. More specifically, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the New Fund. The Board evaluated the Adviser’s experience in serving as an investment adviser to the existing Date Target Funds. The Board noted the experience of key personnel in providing investment management and administrative services and the systems used by such persons and the Adviser’s ability to attract and retain capable personnel. The Board noted the reputation, compliance history, compliance program and financial condition of the Adviser. The Board noted the terms of the agreement and the responsibilities that the Adviser has as an investment adviser to the New Fund, including oversight of general fund compliance and compliance with social restrictions and the implementation of Board directives as they relate to the New

Fund. The Board also noted that, except for the identity of the New Fund and its management fee, the New Advisory Agreement is identical in all material respects to the other advisory agreements entered into by the Trust. The Board concluded that the New Fund is likely to benefit from the extent and quality of these services as a result of the Adviser’s experience, personnel, operations and resources.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve the New Advisory Agreement.

In considering the approval of the 2055 Fund Sub-Advisory Agreement on behalf of the New Fund, the Board took into account all the materials provided prior to and during the meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussion the Independent Trustees had during their executive session with their independent legal counsel. The Board considered its responsibilities with respect to reviewing and approving the terms of the 2055 Fund Sub-Advisory Agreement, the investment management process at Clifton, the reasonableness of the sub-advisory fees and whether the appointment of Clifton would benefit the New Fund. The Board reviewed the factors that it should consider in evaluating whether to approve the 2055 Fund Sub-Advisory Agreement and the materials provided to support each factor.

The Board considered the reputation, compliance history, compliance program and financial condition of Clifton. The Board also considered the experience of key personnel at the sub-adviser in providing investment management services to the New Fund, the systems and resources used by such persons to implement and manage the strategy and the ability of Clifton to attract and retain capable personnel. The Board also noted the terms of the 2055 Fund Sub-Advisory Agreement and the responsibilities that the sub-adviser has to the New Fund. The Board noted the various dimensions that Clifton brought to the cash overlay program, namely the ability to use both U.S. Treasury futures and physical securities and the firm’s performance reporting capabilities. The Board noted that although Clifton’s fee schedule did not provide for any future breakpoints, the Adviser had been able to negotiate fees that were favorable to the Trust. The Board noted that the Sub-Advisory Agreement with Clifton would remain the same as the Trust’s other current contractual arrangements with Clifton. The Board considered the Adviser’s assessment of Clifton’s financial condition. The Board noted that the Adviser, after reviewing certain financial information provided by Clifton, felt comfortable that Clifton was financially sound.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve the 2055 Fund Sub-Advisory Agreement.

BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR INTERNATIONAL EQUITY FUND

As required by the 1940 Act, the Board, including all the Independent Trustees, considered the approval of the following new sub-advisory agreements on behalf of the International Equity Fund: (i) Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) and (ii) AQR Capital Management, LLC (“AQR”). The Board approved the new sub-advisory agreement with BHMS for a two-year term at an in-person meeting of the Board held on February 24, 2012. The Board approved the new sub-advisory agreement with AQR for a two-year term at an in-person meeting of the Board held on May 22, 2012 (the sub-advisory agreements for BHMS and AQR are collectively referred to herein as the “New Sub-Advisory Agreements”).

The Board’s decision to approve the New Sub-Advisory Agreements reflects the exercise of its business judgment to enter into new or amended sub-advisory arrangements. In approving the New Sub-Advisory Agreements, the Board considered information provided by the Adviser and each of the aforementioned sub-advisers with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

With respect to the International Equity Fund, the Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to, the following: (i) the resources of BHMS and AQR; (ii) the experience and expertise of BHMS and AQR; (iii) the financial capability of BHMS and AQR; (iv) the compliance procedures and history of BHMS and AQR; (v) the performance of similarly-managed funds and accounts in comparison to relevant benchmarks for the International Equity Fund; (vi) the costs of the services to be provided by AQR or BHMS; (vii) the amount of the contractual sub-advisory fee in comparison to similarly-managed funds and any available information for BHMS and AQR’s other similarly situated clients; (viii) the total expenses of the International Equity Fund in comparison to similarly-managed funds and the use of any anticipated expense caps; (ix) to the extent available, the anticipated profitability of BHMS and AQR with respect to the International Equity Fund and its overall business; (x) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (xi) the existence of any collateral benefits to be realized by BHMS and AQR; and (xii) the existence of any collateral benefits to be realized by the International Equity Fund. No one factor was determinative in the Board’s consideration of the New Sub-Advisory Agreements.

The Board undertook a review of the terms of the New Sub-Advisory Agreements, and the nature and quality of the services to be provided by BHMS and AQR. The Adviser provided the Board with detailed information in the form of reports about BHMS and AQR prior to the meeting which addressed most, if not all, of the factors listed previously. The Adviser also provided additional information about BHMS and AQR in a presentation made during the meeting, discussed the comprehensive screening process used to recommend BHMS and AQR and responded to questions from the Board.

The Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the approval of the New Sub-Advisory Agreements, including the Board’s responsibilities and duties in approving each matter.

BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR INTERNATIONAL EQUITY FUND

In considering the approval of the New Sub-Advisory Agreements for the International Equity Fund, the Board took into account the materials provided prior to and during the meeting, the presentations made during the meeting and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with counsel to the Independent Trustees. The Board considered its responsibilities with respect to reviewing and approving the terms of the New Sub-Advisory Agreements, the investment management teams at BHMS and AQR, the reasonableness of the sub-advisory fees and whether the appointment of each sub-adviser would be reasonable and fair to the shareholders of the International Equity Fund. The Board reviewed the factors that it should consider in evaluating whether to approve the New Sub-Advisory Agreements and the materials provided to support each factor.

The Board considered the reputation, compliance history, compliance program and financial condition of BHMS and AQR. The Board also considered the experience of key personnel at each sub-adviser in providing investment management services to the International Equity Fund, the systems and resources used by such persons to implement and manage the strategy and the ability of each sub-adviser to attract and retain capable personnel. The Board also noted the terms of the New Sub-Advisory Agreements and the responsibilities that each sub-adviser has to the International Equity Fund, including the responsibility of day-to-day management and compliance with the Fund’s policies and objective. The Board concluded that the International Equity Fund is likely to benefit from the extent and quality of the services with respect to each sub-adviser’s experience, personnel, operations and resources.

More specifically, the Board examined the nature, extent and quality of the services to be provided by BHMS on behalf of the International Equity Fund. The Board noted the experience of BHMS in providing investment management services to another Fund in the Trust complex. In particular, the Board noted the experience BHMS provides in managing a portion of another Fund within the Trust. The Board considered the core value-oriented strategy to be implemented by BHMS and noted that the strategy will complement other strategies currently utilized in the International Equity Fund and, as such, will enhance the Fund’s valueoriented exposure. While noting that past performance does not indicate future results, the Trustees noted that the proposed BHMS International Value Equity strategy had outperformed its benchmark index (MSCI EAFE Index), which is not a specific value-oriented index, over the one-, three- and five-year and since inception periods ended December 31, 2011. The Trustees noted that the investment performance of the BHMS International Value Equity strategy ranked in the second quartile among peers for the one-, three and five-year and since inception periods ended December 31, 2011.

The Board examined the proposed fees, noting that the proposed sub-advisory fees to be paid to BHMS had been negotiated and included relationship pricing. The Board received and considered information about the potential of BHMS to contribute economies of scale as the Fund grows in size. The Board noted that the Fund’s aggregate management fees would increase by approximately 0.01% (one basis point), based on current Fund assets, as a result of the appointment of BHMS. The Board also noted that the Fund, and not the Adviser, pays fees to BHMS directly. Therefore, the appointment of BHMS is not expected to affect the Adviser’s profitability.

The Board examined the nature, extent and quality of the services to be provided by AQR on behalf of the International Equity Fund. The Board noted the experience of key personnel at AQR in providing investment management services. In particular, the Board noted the experience AQR provides in managing a portion of other series within the Trust, including the International Equity Fund. While noting that past performance does not indicate future results, the Trustees noted that the proposed AQR Emerging Markets Equity Strategy had outperformed its benchmark index (MSCI EM Index), over the one-, two- and three-year and since inception periods ended March 31, 2012. The Board noted that the investment performance of the AQR Emerging Markets Equity Strategy ranked in the second quartile for the one-year period and in the first quartile for the two- and three-year and since inception periods ended March 31, 2012. The Board noted that although AQR had not yet managed the strategy for a registered investment company, the Adviser did not believe that the investment performance of the strategy would be adversely affected by restrictions that apply to registered investment companies. The Board noted that AQR’s Emerging Markets Equity Strategy would provide diversification benefits to the overall sub-adviser composite and, as such, will enhance the International Equity Fund’s emerging markets exposure. The Board noted that although AQR’s fee schedule did not provide for future breakpoints in the sub-advisory fee given the proposed allocation of assets to the Emerging Markets Equity Strategy, the Adviser had been able to negotiate fees that were favorable in comparison to AQR’s standard fee schedule. The Board considered that the aggregate management fee for the International Equity Fund would not increase, based on current fund assets, as a result of the appointment of AQR.

The Board noted the terms of the New Sub-Advisory Agreements and the responsibilities of each sub-adviser, including oversight of general fund compliance and compliance with the Trust’s social restrictions. The Board considered the Adviser’s assessment of each sub-adviser’s financial condition. The Board noted that the Adviser, after reviewing certain financial information provided by each sub-adviser, felt comfortable that each sub-adviser was financially sound.

Based on all the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve the New Sub-Advisory Agreements.

INVESTMENT SUB-ADVISERS (Assets under management as of June 30, 2012) (Unaudited)

GuideStone Funds employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in its investment management process and business approach.

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Money Market	BlackRock Advisors, LLC	1994	$3.6Tr
Low-Duration Bond	BlackRock Financial Management, Inc.	1988	$3.6Tr
	Payden & Rygel	1983	$72.3B
	PIMCO (Pacific Investment Management Company LLC)	1971	$1.8Tr
Medium-Duration Bond	Goldman Sachs Asset Management, L.P.	1984	$716.1B
	PIMCO (Pacific Investment Management Company LLC)	1971	$1.8Tr
	Western Asset Management Company	1971	$346.1B
	Western Asset Management Company Limited	1971	$40.2B
Extended-Duration Bond	Loomis, Sayles & Company, L.P.	1926	$171.4B
	STW Fixed Income Management Ltd.	1977	$11.7B
Inflation Protected Bond	BlackRock Financial Management, Inc.	1988	$3.6Tr
Global Bond	Loomis, Sayles & Company, L.P.	1926	$171.4B
	Western Asset Management Company	1971	$346.1B
	Western Asset Management Company Limited	1971	$40.2B
Defensive Market Strategies	American Century Investment Management, Inc.	1958	$118.6B
	AQR Capital Management, LLC	1998	$54.6B
	Shenkman Capital Management, Inc.	1985	$20.3B
	Turner Investments, L.P.	1990	$11.8B
Equity Index	Northern Trust Investments, Inc.	1889	$704.3B
Real Estate Securities	RREEF America L.L.C.	1975	$52.4B
Value Equity	Aronson Johnson Ortiz, LP	1984	$20.3B
	Barrow, Hanley, Mewhinney & Straus, LLC	1979	$65.2B
	Northern Trust Investments, Inc.	1889	$704.3B
	TCW Investment Management Company	1971	$127.3B
Growth Equity	Columbus Circle Investors	1975	$14.8B
	Marsico Capital Management, LLC	1997	$32.6B
	Rainier Investment Management, Inc.®	1991	$14.5B
	Sands Capital Management, LLC	1992	$23.5B
Small Cap Equity	Aronson Johnson Ortiz, LP	1984	$20.3B
	Columbus Circle Investors	1975	$14.8B
	Lord, Abbett & Co. LLC	1929	$117.4B
	TimesSquare Capital Management, LLC	2000	$14.1B
	Western Asset Management Company	1971	$346.1B
	Western Asset Management Company Limited	1971	$40.2B
International Equity	AQR Capital Management, LLC	1998	$54.6B
	Baillie Gifford Overseas Limited	1908	$119.2B
	Barrow, Hanley, Mewhinney & Strauss	1979	$65.2B
	Genesis Asset Managers, LLP	1989	$31.0B
	McKinley Capital Management, LLC	1990	$7.6B
	MFS Institutional Advisors, Inc.	1970	$277.3B
	Mondrian Investment Partners Ltd.	1990	$66.1B
	Philadelphia International Advisors, L.P.	1956	$3.2B
	The Clifton Group Investment Management Company	1992	$30.8B
Custodian for GuideStone Funds Assets	The Northern Trust Company	1889	$4.6Tr
Cash Overlay for Date Target, Asset Allocation, Bond and Equity Funds	The Clifton Group Investment Management Company	1992	$30.8B

2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-98-GUIDE • www.GuideStoneFunds.org	Funds distributed by Foreside Funds Distributors LLC 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312

© 2012 GuideStone Funds 20176 6/12 2239

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (principal executive officer)

Date	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President (principal executive officer)

Date	August 28, 2012

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer (principal financial officer)

Date	August 28, 2012

*	Print the name and title of each signing officer under his or her signature.